UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.88%

AGRICULTURE—0.24%
China Agri-Industries Holdings Ltd.	120,000	$117,054

		117,054
AIRLINES—0.53%
Air China Ltd. Class H(a)	320,000	178,368
China Eastern Airlines Corp. Ltd. Class H(a)	140,000	38,837
China Southern Airlines Co. Ltd. Class H(a)	141,000	41,844

		259,049
AUTO MANUFACTURERS—1.27%
Denway Motors Ltd.	480,000	233,489
Dongfeng Motor Group Co. Ltd. Class H	280,000	339,963
Great Wall Motor Co. Ltd. Class H	45,000	51,269

		624,721
AUTO PARTS & EQUIPMENT—0.27%
Weichai Power Co. Ltd. Class H	20,200	134,228

		134,228
BANKS—29.57%
Bank of China Ltd. Class H	5,530,000	3,267,946
Bank of Communications Co. Ltd. Class H	680,000	832,644
China CITIC Bank Class H(b)	900,000	689,784
China Construction Bank Class H	6,400,000	5,623,560
China Merchants Bank Co. Ltd. Class H	335,450	880,798
Industrial and Commercial Bank of China Ltd. Class H	3,940,000	3,197,652

		14,492,384
BEVERAGES—0.34%
Tsingtao Brewery Co. Ltd. Class H	40,000	164,640

		164,640
BUILDING MATERIALS—1.17%
Anhui Conch Cement Co. Ltd. Class H	40,000	264,249
China National Building Material Co. Ltd. Class H	140,000	308,171

		572,420
CHEMICALS—0.74%
China BlueChemical Ltd. Class H	160,000	86,500
Sinofert Holdings Ltd.	260,000	131,170
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	200,000	81,546
Sinopec Yizheng Chemical Fibre Co. Ltd. Class H(a)	260,000	65,753

		364,969
COAL—5.10%
China Coal Energy Co. Class H	420,000	604,780

China Shenhua Energy Co. Ltd. Class H	335,000	1,543,111
Yanzhou Coal Mining Co. Ltd. Class H	220,000	350,285

		2,498,176
COMMERCIAL SERVICES—1.03%
Anhui Expressway Co. Class H	80,000	50,476
COSCO Pacific Ltd.	100,000	140,899
Jiangsu Expressway Co. Ltd. Class H	80,000	72,256
Shenzhen Expressway Co. Ltd. Class H	120,000	58,217
Shenzhen International Holdings Ltd.	1,100,000	78,062
Zhejiang Expressway Co. Ltd. Class H	120,000	103,584

		503,494
DIVERSIFIED FINANCIAL SERVICES—0.39%
China Everbright Ltd.	80,000	192,820

		192,820
ELECTRIC—1.37%
China Resources Power Holdings Co. Ltd.	121,600	256,058
Datang International Power Generation Co. Ltd. Class H	320,000	155,247
Huadian Power International Corp. Ltd. Class H(a)	180,000	50,631
Huaneng Power International Inc. Class H	320,000	210,161

		672,097
ELECTRICAL COMPONENTS & EQUIPMENT—1.65%
BYD Co. Ltd. Class H(a)	70,000	653,011
Dongfang Electric Corp. Ltd. Class H	20,000	100,900
Harbin Power Equipment Co. Ltd. Class H	60,000	57,134

		811,045
ENGINEERING & CONSTRUCTION—2.73%
Beijing Capital International Airport Co. Ltd. Class H(a)	160,000	109,622
China Communications Construction Co. Ltd. Class H(b)	420,000	463,882
China Railway Construction Corp. Class H	185,000	249,205
China Railway Group Ltd. Class H(a)	410,000	330,634
Metallurgical Corp. of China Ltd. Class H(a)	273,000	184,930

		1,338,273
ENVIRONMENTAL CONTROL—0.02%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	40,000	11,354

		11,354
FOOD—0.42%
China Foods Ltd.	160,000	117,880
Lianhua Supermarket Holdings Co. Ltd. Class H	40,000	86,294

		204,174
HOLDING COMPANIES - DIVERSIFIED—3.56%
Beijing Enterprises Holdings Ltd.	40,000	242,057
China Merchants Holdings (International) Co. Ltd.(b)	120,000	392,503

China Resources Enterprise Ltd.	100,000	341,279
CITIC Pacific Ltd.	100,000	261,282
Guangdong Investment Ltd.	200,000	105,803
Guangzhou Investment Co. Ltd.	420,000	113,803
Shanghai Industrial Holdings Ltd.	60,000	286,055

		1,742,782
INSURANCE—11.22%
China Life Insurance Co. Ltd. Class H	710,000	3,348,344
China Taiping Insurance Holdings Co. Ltd.(a)	70,000	250,185
PICC Property and Casualty Co. Ltd. Class H(a)(b)	320,000	240,715
Ping An Insurance (Group) Co. of China Ltd. Class H	185,000	1,661,366

		5,500,610
IRON & STEEL—0.69%
Angang New Steel Co. Ltd. Class H(b)	120,000	227,606
Maanshan Iron & Steel Co. Ltd. Class H(a)	180,000	111,248

		338,854
MACHINERY—0.25%
Shanghai Electric Group Co. Ltd. Class H	260,000	124,796

		124,796
MACHINERY - CONSTRUCTION/MINING—0.21%
China National Materials Co. Ltd. Class H	130,000	105,003

		105,003
METAL FABRICATE & HARDWARE—0.67%
Jiangxi Copper Co. Ltd. Class H	140,000	326,596

		326,596
MINING—2.06%
Aluminum Corp. of China Ltd. Class H(a)	380,000	428,038
China Molybdenum Co. Ltd. Class H	90,000	75,830
Zhaojin Mining Industry Co. Ltd. Class H	50,000	88,900
Zijin Mining Group Co. Ltd. Class H	420,000	415,651

		1,008,419
OIL & GAS—13.23%
China Petroleum & Chemical Corp. Class H	1,620,000	1,408,832
CNOOC Ltd.	1,520,000	2,357,395
CNPC (Hong Kong) Ltd.	200,000	214,445
PetroChina Co. Ltd. Class H	2,020,000	2,502,113

		6,482,785
OIL & GAS SERVICES—0.09%
China Oilfield Services Ltd. Class H	40,000	44,489

		44,489

PHARMACEUTICALS—0.46%
Guangzhou Pharmaceutical Co. Ltd. Class H	20,000	9,703
Sinopharm Group Co. Ltd. Class H(a)	60,000	218,316

		228,019
REAL ESTATE—3.68%
Beijing North Star Co. Ltd. Class H	60,000	22,606
China Overseas Land & Investment Ltd.	381,040	839,736
China Resources Land Ltd.(b)	160,000	394,723
Guangzhou R&F Properties Co. Ltd. Class H	92,000	177,584
Shenzhen Investment Ltd.	180,000	72,462
Sino-Ocean Land Holdings Ltd.	295,000	294,229

		1,801,340
SHIPBUILDING—0.08%
Guangzhou Shipyard International Co. Ltd. Class H(b)	20,000	37,521

		37,521
SOFTWARE—0.09%
Travelsky Technology Ltd. Class H	50,000	43,224

		43,224
TELECOMMUNICATIONS—15.01%
China Communications Services Corp. Ltd. Class H	160,000	84,023
China Mobile Ltd.	575,000	5,490,145
China Telecom Corp. Ltd. Class H	1,520,000	688,391
China Unicom (Hong Kong) Ltd.	680,128	891,597
ZTE Corp. Class H	36,040	202,980

		7,357,136
TEXTILES—0.06%
Weiqiao Textile Co. Ltd.	40,000	28,335

		28,335
TRANSPORTATION—1.68%
China COSCO Holdings Co. Ltd. Class H	240,000	304,713
China Shipping Container Lines Co. Ltd. Class H(a)(b)	340,000	124,590
China Shipping Development Co. Ltd. Class H	120,000	173,723
China South Locomotive and Rolling Stock Corp. Ltd. Class H	200,000	112,771
Guangshen Railway Co. Ltd. Class H	140,000	57,624
Sinotrans Ltd. Class H	190,000	50,502

		823,923

TOTAL COMMON STOCKS
(Cost: $38,057,346)		48,954,730

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.90%

MONEY MARKET FUNDS—3.90%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(c)(d)(e)	1,655,289	1,655,289
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	243,851	243,851
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	10,500	10,500

		1,909,640

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,909,640)		1,909,640

TOTAL INVESTMENTS IN SECURITIES—103.78%
(Cost: $39,966,986)		50,864,370
Other Assets, Less Liabilities—(3.78)%		(1,852,191)

NET ASSETS—100.00%		$49,012,179

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—97.74%

AUSTRALIA—7.13%
Alesco Corp. Ltd.	5,376	$24,775
Andean Resources Ltd.(a)	3,968	7,960
Aquila Resources Ltd.(a)	1,456	9,446
Ardent Leisure Group	29,944	36,527
Arrow Energy Ltd.(a)	18,436	68,468
Astro Japan Property Trust	68,832	27,367
Atlas Iron Ltd.(a)	9,796	15,977
Australian Worldwide Exploration Ltd.(a)	19,808	46,715
Beach Petroleum Ltd.	39,612	28,456
Boart Longyear Group(a)	82,292	20,821
Bradken Ltd.	4,780	27,125
Centennial Coal Co. Ltd.	13,504	38,925
Coal of Africa Ltd.(a)	5,156	8,689
ConnectEast Group	60,740	21,954
Crane Group Ltd.	5,560	45,417
Cromwell Group	28,248	19,144
David Jones Ltd.	16,288	78,888
Emeco Holdings Ltd.	27,508	21,873
Energy World Corp. Ltd.(a)	12,520	5,543
Felix Resources Ltd.	1,800	28,268
FKP Property Group	11,852	7,443
G.U.D Holdings Ltd.	3,864	30,236
Gindalbie Metals Ltd.(a)	13,708	10,962
Global Mining Investments Ltd.(a)	49,128	47,943
Hastie Group Ltd.	18,996	32,613
Healthscope Ltd.	10,892	46,848
Independence Group NL	5,396	21,015
Infigen Energy	35,628	46,359
ING Industrial Fund	15,152	7,051
ING Office Fund	79,484	43,093
iSOFT Group Ltd.	20,108	14,627
JB Hi-Fi Ltd.	6,424	120,738
Karoon Gas Australia Ltd.(a)	1,736	12,032
Linc Energy Ltd.(a)	6,784	9,685
Lynas Corp. Ltd.(a)	40,208	17,621
Macarthur Coal Ltd.	4,624	35,891
Macquarie CountryWide Trust	35,976	20,643
Minara Resources Ltd.(a)	38,652	31,084
Mirabela Nickel Ltd.(a)	9,464	23,517
Monadelphous Group Ltd.	3,468	41,929
Mount Gibson Iron Ltd.(a)	17,340	19,115
Murchison Metals Ltd.(a)	15,052	19,585
Nexus Energy Ltd.(a)	15,848	4,654
OM Holdings Ltd.	10,952	17,368
Pacific Brands Ltd.(a)	37,191	44,528
PanAust Ltd.(a)	56,937	24,438
Panoramic Resources Ltd.	11,792	25,146
Platinum Asset Management Ltd.	6,228	31,909

Platinum Capital Ltd.	34,012	49,942
Primary Health Care Ltd.	12,992	71,611
Riversdale Mining Ltd.(a)	5,260	25,666
Roc Oil Co. Ltd.(a)	20,740	11,619
Seek Ltd.	7,540	41,560
Silex Systems Ltd.(a)	5,912	34,296
Sino Gold Mining Ltd.(a)	11,437	68,724
South Australian Coal Corp.(b)	1,800	81
St Barbara Ltd.(a)	55,064	15,176
Straits Resources Ltd.(a)	9,336	13,624
Sundance Resources Ltd.(a)	53,236	7,456
Sunland Group Ltd.	12,540	8,328
Transfield Services Ltd.	8,220	31,864
United Group Ltd.	4,624	56,699
Western Areas NL(a)	4,864	21,316

		1,848,373
AUSTRIA—1.83%
Andritz AG	1,600	88,787
bwin Interactive Entertainment AG(a)	888	43,119
BWT AG	1,068	27,434
IMMOFINANZ AG(a)(c)	9,936	34,305
Intercell AG(a)	1,520	58,983
Oesterreichische Post AG	1,392	40,768
Palfinger AG	1,460	34,833
RHI AG(a)	2,216	61,795
Schoeller-Bleckmann Oilfield Equipment AG	428	20,075
Semperit AG Holding	288	10,164
Wienerberger AG(a)	3,008	54,678

		474,941
BELGIUM—2.27%
Ackermans & van Haaren NV	1,228	89,324
Agfa-Gevaert NV(a)	7,600	46,087
Befimmo SCA	656	62,671
Compagnie Maritime Belge SA	612	18,502
EVS Broadcast Equipment SA	416	30,781
NV Bekaert SA	692	89,532
Nyrstar NV(a)	3,256	38,288
Omega Pharma SA	956	47,281
RHJ International SA(a)	6,536	47,832
SA D’Ieteren NV	132	48,082
Telenet Group Holding NV(a)	2,632	70,522

		588,902
DENMARK—1.48%
A/S Dampskibsselskabet Torm	1,516	16,380
ALK-Abello A/S	320	27,311
Bang & Olufsen A/S Class B(a)	928	14,350
DSV A/S(a)	5,280	83,009
Genmab A/S(a)(c)	884	23,309
GN Store Nord A/S(a)	7,804	44,249

SimCorp A/S	200	38,857
Sydbank A/S(a)	2,224	54,893
Topdanmark A/S(a)	568	82,316

		384,674
FINLAND—2.77%
Amer Sports OYJ Class A	6,532	57,440
Cargotec Corp. Class B	1,028	22,145
Citycon OYJ	9,988	44,358
Elisa OYJ	3,676	71,539
Huhtamaki OYJ	4,412	59,954
Konecranes OYJ	1,488	39,980
M-real OYJ Class B(a)	9,052	13,222
Orion OYJ Class B	2,688	51,280
Outotec OYJ	1,036	32,971
Pohjola Bank PLC	5,516	61,690
Ramirent OYJ(a)	3,048	30,491
Ruukki Group OYJ(a)	5,516	17,742
Talvivaara Mining Co. PLC(a)	4,316	25,540
Tieto OYJ	2,100	42,201
Uponor OYJ	2,688	49,020
Vacon OYJ	932	33,237
YIT OYJ	3,316	64,435

		717,245
FRANCE—5.55%
Altran Technologies SA(a)	3,620	17,572
BOURBON SA	1,509	63,187
Compagnie Plastic Omnium SA	960	27,465
Derichebourg	4,428	21,906
Etablissements Maurel et Prom	3,128	63,321
Fimalac SA	664	34,774
Fonciere des Regions	624	69,097
GAGFAH SA	1,956	18,672
Groupe Eurotunnel SA	4,516	44,876
Guyenne et Gascogne SA	636	63,857
Havas SA	14,728	56,325
IMS International Metal Service(a)	1,120	19,053
Ipsos SA	2,080	63,987
M6-Metropole Television	3,420	82,831
Neopost SA	944	83,040
Nexans SA	660	46,947
Nexity	912	34,152
NicOx SA(a)	1,524	16,797
Rexel SA(a)	2,476	33,244
Rhodia SA(a)	2,560	38,036
Rubis SA	988	91,182
Saft Groupe SA	1,020	53,223
Sechilienne-Sidec	1,172	47,640
Societe de la Tour Eiffel	360	27,089
Societe Immobiliere de Location pour l’Industrie et le Commerce	680	86,786

Soitec SA(a)(c)	3,528	48,577
Teleperformance SA	2,212	71,410
Theolia SA(a)	912	5,221
Thomson(a)(c)	17,004	23,809
Ubisoft Entertainment SA(a)(c)	2,184	34,641
Zodiac Aerospace	1,480	50,224

		1,438,941
GERMANY—5.88%
Aareal Bank AG(a)	1,288	27,974
AIXTRON AG	2,972	89,323
Aurubis AG	1,684	67,384
Bauer AG	568	22,628
BayWa AG Registered	988	32,158
Bilfinger Berger AG	1,070	69,148
Conergy AG(a)	6,012	6,475
Demag Cranes AG	1,008	35,040
Deutsche Wohnen AG Bearer(a)	1,674	19,043
DEUTZ AG(a)	4,724	22,304
DIC Asset AG	1,424	17,775
Douglas Holding AG	1,688	75,439
ElringKlinger AG	1,884	37,805
Freenet AG(a)	2,320	30,705
FUCHS PETROLUB AG	604	45,851
Gildemeister AG	1,716	24,205
Heidelberger Druckmaschinen AG(a)(c)	2,640	19,515
IVG Immobilien AG(a)	2,388	21,457
Kloeckner & Co. SE(a)	1,112	24,496
Kontron AG	3,164	37,627
LEONI AG(c)	1,272	26,125
Manz Automation AG(a)	344	23,855
MLP AG	2,512	27,427
MTU Aero Engines Holding AG	1,320	60,239
Nordex AG(a)	844	13,810
Praktiker Bau-und Heimwerkermaerkte Holding AG	2,136	26,095
Rheinmetall AG	880	47,963
RHON KLINIKUM AG	2,352	57,259
Roth & Rau AG(a)	644	21,873
SGL Carbon SE(a)	1,600	61,615
Sky Deutschland AG(a)	9,280	38,886
Software AG	700	62,547
Solon SE(a)	284	3,310
Stada Arzneimittel AG	1,516	40,754
Symrise AG	3,044	56,186
Tognum AG	2,732	41,962
United Internet AG Registered(a)	3,580	46,800
Vossloh AG	376	37,697
Wincor Nixdorf AG	1,100	64,611
Wirecard AG	2,916	38,076

		1,523,442

HONG KONG—3.27%
APAC Resources Ltd.(a)	160,000	11,148
Champion REIT	64,000	27,251
China Dongxiang Group Co.	56,000	34,755
China Gas Holdings Ltd.	80,000	32,618
China Grand Forestry Green Resources Group Ltd.(a)	168,000	6,611
China Green Holdings Ltd.	48,000	42,363
China Mining Resources Group Ltd.(a)	240,000	8,826
China State Construction International Holdings Ltd.	76,800	31,413
Chow Sang Sang Holdings International Ltd.	32,000	31,916
Daphne International Holdings Ltd.	24,000	18,363
Digital China Holdings Ltd.	44,000	46,042
eSun Holdings Ltd.(a)	40,000	5,884
FU JI Food and Catering Services Holdings Ltd.(a)(b)	16,000	—
Fushan International Energy Group Ltd.	64,000	49,877
Geely Automobile Holdings Ltd.	120,000	43,973
Hi Sun Technology (China) Ltd.(a)	48,000	18,828
HKR International Ltd.(a)	67,200	28,787
Kingsoft Corp. Ltd.	27,236	25,654
Midland Holdings Ltd.	32,000	27,870
Minth Group Ltd.	48,000	50,166
Pacific Basin Shipping Ltd.	44,000	33,325
Peace Mark Holdings Ltd.(a)(b)	30,000	—
Ports Design Ltd.	18,000	49,237
Regal Hotels International Holdings Ltd.	36,000	13,610
REXLot Holdings Ltd.	200,000	17,806
Samling Global Ltd.	184,000	13,770
Sino Union Petroleum & Chemical International Ltd.(a)(c)	80,000	6,916
Sinolink Worldwide Holdings Ltd.	144,000	28,056
SRE Group Ltd.(a)(c)	120,000	13,935
Tian An China Investments Co. Ltd.	44,400	27,670
VTech Holdings Ltd.	8,000	67,095
XinAo Gas Holdings Ltd.	16,000	34,518

		848,283
IRELAND—1.28%
C&C Group PLC	9,608	35,582
DCC PLC	3,292	86,992
Grafton Group PLC(a)	9,148	45,891
Greencore Group PLC	10,488	23,831
Irish Life & Permanent PLC(a)	7,364	53,565
Kingspan Group PLC(a)	6,288	53,346
Smurfit Kappa Group PLC(a)	4,336	33,907

		333,114
ISRAEL—0.62%
Delek Drilling LP	19,652	40,112
Hadera Paper Ltd.(a)	1,084	69,496
Retalix Ltd.(a)	4,712	52,199

		161,807

ITALY—3.22%
Azimut Holding SpA	6,204	75,335
Banca Piccolo Credito Valtellinese Scrl	8,456	78,040
Banca Popolare dell’Etruria e del Lazio Scrl	6,312	41,303
COFIDE SpA(a)	41,796	37,926
Danieli SpA RNC	2,020	26,764
Geox SpA	4,284	32,995
Gruppo Coin SpA(a)	5,856	34,993
Gruppo Editoriale L’Espresso SpA(a)	20,524	58,747
Hera SpA	28,300	62,883
Impregilo SpA	10,308	35,437
Indesit Co. SpA(a)	3,284	37,455
Interpump Group SpA(a)	7,556	46,322
Piaggio & C. SpA	13,016	33,224
Pirelli & C. Real Estate SpA(a)	18,012	14,378
Prysmian SpA	3,416	60,431
Seat Pagine Gialle SpA(a)	1,424	407
Societa Cattolica di Assicurazioni Scrl(a)	1,780	57,358
Societa Iniziative Autostradali e Servizi SpA	4,536	40,323
Sorin SpA(a)	24,644	45,051
Tiscali SpA(a)	57,371	16,066

		835,438
JAPAN—18.85%
Adeka Corp.	10,000	92,797
Aeon Delight Co. Ltd.	400	6,164
Akebono Brake Industry Co. Ltd.(a)(c)	6,800	54,012
Amano Corp.	5,600	48,502
Bank of Okinawa Ltd. (The)	2,000	69,598
Best Denki Co. Ltd.	2,000	8,860
Daibiru Corp.	3,600	30,981
Daiei Inc. (The)(a)(c)	2,000	7,512
Daifuku Co. Ltd.	4,000	25,232
Daihen Corp.	8,000	28,369
Daio Paper Corp.	4,000	33,628
Daiseki Co. Ltd.	1,200	23,809
Daiwabo Holdings Co. Ltd.(c)	4,000	15,687
Denyo Co. Ltd.	1,200	8,869
Doutor Nichires Holdings Co. Ltd.	5,600	80,981
Duskin Co. Ltd.	2,800	50,544
eAccess Ltd.	76	53,734
EDION Corp.	3,200	26,054
Eighteenth Bank Ltd. (The)	16,000	44,543
Foster Electric Co. Ltd.	1,600	41,803
FP Corp.	800	39,682
Fuji Soft Inc.(c)	2,000	34,909
Furukawa Co. Ltd.	20,000	26,955
Futaba Industrial Co. Ltd.(a)	4,000	21,299
Fuyo General Lease Co. Ltd.	1,600	35,793
GEO Corp.	36	37,702
GMO Internet Inc.	2,800	12,961
Goldcrest Co. Ltd.	1,160	36,010

Gourmet Kineya Co. Ltd.	4,000	26,734
Hanwa Co. Ltd.	12,000	42,687
Heiwa Real Estate Co. Ltd.	14,000	46,708
Hitachi Kokusai Electric Inc.	4,000	31,286
Hitachi Zosen Corp.(a)	26,000	34,468
Hogy Medical Co. Ltd.	800	43,040
Honeys Co. Ltd.	1,920	13,023
HORIBA Ltd.	1,600	39,240
Hosiden Corp.	3,600	44,662
Inaba Denki Sangyo Co. Ltd.	3,600	85,904
Iseki & Co. Ltd.(a)(c)	4,000	15,201
Japan Airport Terminal Co. Ltd.	3,200	45,356
Japan Digital Laboratory Co. Ltd.	7,600	94,706
Japan Securities Finance Co. Ltd.	6,400	46,381
Japan Transcity Corp.	12,000	35,395
Joshin Denki Co. Ltd.(c)	4,000	28,060
Juki Corp.(a)	8,000	8,573
JVC KENWOOD Holdings Inc.(a)	24,000	11,666
Kadokawa Group Holdings Inc.	2,000	47,724
Kakaku.com Inc.	4	14,715
Kanematsu Corp.(a)	28,000	23,509
Kayaba Industry Co. Ltd.(a)	8,000	23,685
Kenedix Inc.(a)	24	9,452
Kisoji Co. Ltd.	6,000	131,242
Kiyo Holdings Inc.	48,000	57,799
Komori Corp.	2,800	33,500
K’s Holdings Corp.	2,000	65,400
Kureha Corp.	24,000	130,977
Kyoei Steel Ltd.	800	18,118
Kyowa Exeo Corp.	4,000	36,898
Makino Milling Machine Co. Ltd.(a)	4,000	15,952
Mars Engineering Corp.	800	25,011
Marusan Securities Co. Ltd.	6,000	36,257
Megachips Corp.	1,200	20,124
Meitec Corp.	3,200	54,653
Mikuni Coca-Cola Bottling Co. Ltd.	12,000	100,884
Mitsubishi Paper Mills Ltd.	32,000	41,715
Mitsubishi Steel Manufacturing Co. Ltd.(a)	8,000	15,996
Nachi-Fujikoshi Corp.	12,000	27,044
Net One Systems Co. Ltd.	12	15,842
Nichi-Iko Pharmaceutical Co. Ltd.	1,200	35,661
Nifco Inc.	4,000	83,031
Nihon Dempa Kogyo Co. Ltd.	1,200	22,815
Nihon Kohden Corp.	2,400	40,619
Nihon Unisys Ltd.	3,600	31,061
Nippon Carbon Co. Ltd.	8,000	28,016
Nippon Coke & Engineering Co. Ltd.(c)	16,000	19,797
Nippon Denko Co. Ltd.(c)	4,000	29,032
Nippon Yakin Kogyo Co. Ltd.	4,000	19,929
Nissin Kogyo Co. Ltd.	2,400	36,376
NOF Corp.	16,000	73,354
Noritz Corp.	4,400	56,191

Oita Bank Ltd. (The)	12,000	49,183
Okumura Corp.	16,000	56,385
Orient Corp.(a)	10,000	9,832
Osaki Electric Co. Ltd.	4,000	39,107
OSG Corp.	4,000	39,814
Parco Co. Ltd.	4,000	35,307
Park 24 Co. Ltd.	3,200	35,917
Pioneer Corp.(a)(c)	8,800	22,457
Right On Co. Ltd.	1,600	13,610
Ringer Hut Co. Ltd.	3,200	40,689
Risa Partners Inc.	12	9,691
Rohto Pharmaceutical Co. Ltd.	4,000	51,348
Ryosan Co. Ltd.	5,200	124,945
Sagami Chain Co. Ltd.(a)	4,000	35,572
Saizeriya Co. Ltd.	2,800	54,039
Sanken Electric Co. Ltd.	8,000	29,783
Sankyu Inc.	12,000	53,292
Sanyo Special Steel Co. Ltd.	8,000	30,225
Sawai Pharmaceutical Co. Ltd.	400	22,757
Showa Corp.	6,400	37,897
Star Micronics Co. Ltd.	2,000	16,659
Sumitomo Warehouse Co. Ltd. (The)	12,000	53,425
Tadano Ltd.	8,000	38,533
Tamura Corp. (a)	8,000	26,248
Telepark Corp.	24	46,346
Toagosei Co. Ltd.	20,000	70,924
TOC Co. Ltd.	8,000	37,914
Toho Bank Ltd. (The)	28,000	94,034
Toho Holdings Co. Ltd.	2,400	35,422
Toho Zinc Co. Ltd.	8,000	40,919
Tokai Tokyo Financial Holdings Inc.	16,000	53,204
Tokyo Dome Corp.	8,000	25,365
Tokyo Ohka Kogyo Co. Ltd.	4,000	78,038
Tokyo Tomin Bank Ltd. (The)	1,600	23,650
Topcon Corp.(c)	6,400	35,705
Toyo Electric Manufacturing Co. Ltd.	4,000	35,351
Toyo Tanso Co. Ltd.	800	40,566
Trans Cosmos Inc.(a)	2,800	24,931
Wacom Co. Ltd.	12	27,309
Yachiyo Bank Ltd. (The)	1,200	35,727
Yamanashi Chuo Bank Ltd. (The)	16,000	74,061
Yodogawa Steel Works Ltd.	16,000	66,991

		4,885,631
NETHERLANDS—3.44%
Aalberts Industries NV	3,088	38,946
ASM International NV(a)	2,296	46,834
BinckBank NV	2,380	47,389
Crucell NV(a)	2,272	45,590
CSM NV	2,790	74,118
Draka Holding NV(a)	1,116	20,953
Gemalto NV(a)	2,288	96,836

Imtech NV	2,524	64,575
KAS Bank NV CVA	2,600	53,668
Koninklijke BAM Groep NV(c)	2,508	29,707
Koninklijke Wessanen NV(a)	5,312	29,297
Mediq NV	2,912	46,316
Nutreco Holding NV	956	48,522
Oce NV(a)	3,256	20,715
Royal Boskalis Westminster NV CVA	1,564	55,244
Smit Internationale NV	480	37,911
TomTom NV(a)	1,748	16,800
USG People NV(a)(c)	1,634	28,629
Wavin NV	4,160	8,642
Wereldhave NV	836	82,001

		892,693
NEW ZEALAND—0.69%
Freightways Ltd.	23,972	52,161
Goodman Property Trust	89,408	67,218
New Zealand Oil & Gas Ltd.	18,980	23,600
Tower Ltd.	28,696	35,680

		178,659
NORWAY—2.27%
Acergy SA	3,372	42,905
Aker ASA Class A	800	21,482
Atea ASA	3,436	22,734
DNO International ASA(a)	27,424	21,659
Fred Olsen Energy ASA	848	33,040
Frontline Ltd.	1,480	34,364
Marine Harvest ASA(a)	65,164	47,690
Norske Skogindustrier ASA(a)	9,220	15,453
Norwegian Property ASA(a)	11,080	21,196
Petroleum Geo-Services ASA(a)	4,220	40,216
Prosafe Production Public Ltd.(a)	8,160	18,474
Prosafe SE	8,604	45,301
Schibsted ASA(a)	1,776	29,439
Subsea 7 Inc.(a)(c)	2,800	39,780
Tandberg ASA	2,780	74,990
TGS-NOPEC Geophysical Co. ASA(a)	2,968	45,500
Tomra Systems ASA	6,816	34,571

		588,794
PORTUGAL—0.68%
Banif SGPS SA Registered	8,388	16,213
Impresa SGPS SA(a)	14,808	29,714
Mota-Engil SGPS SA	10,420	62,066
Sonae Industria SGPS SA(a)	7,796	28,204
Sonae SGPS SA	29,544	39,014

		175,211
SINGAPORE—2.25%
Ascendas Real Estate Investment Trust	55,468	73,770

CapitaRetail China Trust	36,000	29,087
CDL Hospitality Trusts(c)	32,000	36,381
CH Offshore Ltd.	72,000	35,523
China Fishery Group Ltd.(a)	35,200	30,706
China Hongxing Sports Ltd.	132,000	18,877
Creative Technology Ltd.(a)	8,600	36,588
Indofood Agri Resources Ltd.(a)	12,000	14,672
Jardine Strategic Holdings Ltd.	2,000	35,000
Jurong Technologies Industrial Corp. Ltd.(b)	60,000	4
k1 Ventures Ltd.	352,000	42,787
Kim Eng Holdings Ltd.	19,737	28,225
KS Energy Services Ltd.(c)	24,000	19,392
Mapletree Logistics Trust	20,000	10,725
Midas Holdings Ltd.	40,000	23,596
Raffles Education Corp. Ltd.	56,000	20,021
Straits Asia Resources Ltd.(c)	20,000	26,170
Suntec REIT	76,000	65,210
Tat Hong Holdings Ltd.	48,000	35,694

		582,428
SPAIN—3.87%
Abengoa SA	1,496	39,665
Almirall SA	3,176	42,174
Banco Pastor SA	6,569	49,237
Bolsas y Mercados Espanoles	2,016	67,611
Caja de Ahorros del Mediterraneo	3,460	29,711
Construcciones y Auxiliar de Ferrocarriles SA	120	59,402
Ebro Puleva SA	4,942	94,573
FAES FARMA SA	6,297	35,259
Grupo Catalana Occidente SA	1,940	47,201
Grupo Empresarial ENCE SA(a)	6,872	27,782
Iberia Lineas Aereas de Espana SA(a)	16,904	46,889
La Seda de Barcelona SA Class B(a)(b)	25,600	7,554
Miquel y Costas & Miquel SA	1,604	34,695
NH Hoteles SA(a)	10,139	53,331
Obrascon Huarte Lain SA	1,892	50,611
Papeles y Cartones de Europa SA	6,908	39,343
Prosegur Compania de Seguridad SA	1,700	71,862
Tecnicas Reunidas SA	600	31,870
Tubacex SA	7,008	29,159
Tubos Reunidos SA	7,872	24,217
Viscofan SA	3,080	80,890
Zeltia SA(a)(c)	6,896	41,004

		1,004,040
SWEDEN—4.09%
Avanza Bank Holding AB	2,644	57,919
Axis Communications AB	1,600	17,581
Billerud AB(a)	4,520	25,506
Castellum AB	6,180	58,926
D. Carnegie & Co. AB(b)	3,396	—
Elekta AB Class B	912	17,554

Eniro AB(a)	6,783	31,929
Getinge AB Class B	5,520	104,719
Hakon Invest AB	2,490	42,189
Hexagon AB Class B	4,800	64,314
Hoganas AB Class B	888	16,368
JM AB(a)	2,400	36,666
Kinnevik Investment AB Class B	5,708	80,324
Kungsleden AB	5,208	37,105
Lindab International AB	2,800	30,370
Lundin Petroleum AB(a)	6,232	54,253
Meda AB Class A	5,200	47,923
Modern Times Group MTG AB Class B	1,440	64,109
Nibe Industrier AB Class B	1,568	17,730
Niscayah Group AB	12,544	29,880
Peab AB	4,384	28,158
Q-Med AB(a)	3,356	20,603
Ratos AB Class B	3,768	89,219
SAS AB(a)	27,300	17,031
TradeDoubler AB(a)	800	6,295
Trelleborg AB Class B(a)	10,008	62,435

		1,059,106
SWITZERLAND—5.03%
Aryzta AG(a)	2,456	96,873
Bank Sarasin & Compagnie AG Class B Registered(a)	1,600	63,969
Banque Cantonale Vaudoise Registered	112	42,263
Basler Kantonalbank Participation Certificates	1,040	120,018
Bucher Industries AG Registered	360	37,995
Clariant AG Registered(a)	4,668	44,846
Dufry AG Registered(a)	156	9,900
Forbo Holding AG Registered(a)	120	33,976
Galenica Holding AG Registered	140	48,387
Georg Fischer AG Registered(a)	120	31,633
Helvetia Holding AG	204	65,328
Kaba Holding AG Class B Registered	200	46,414
Kudelski SA Bearer	1,884	38,627
Kuoni Reisen Holding AG Class B Registered	128	43,521
Logitech International SA Registered(a)	4,496	77,300
Mobimo Holding AG Registered(a)	372	60,108
Panalpina Welttransport Holding AG Registered	568	39,928
Partners Group Holding AG	264	32,502
Petroplus Holdings AG(a)	1,248	27,366
PSP Swiss Property AG Registered(a)	2,108	118,546
Rieter Holding AG Registered(a)	184	41,336
Schmolz + Bickenbach AG Registered	704	19,245
Sulzer AG Registered	840	65,773
Valora Holding AG Registered	208	49,753
Vontobel Holding AG Registered	1,464	47,025

		1,302,632
UNITED KINGDOM—21.27%
Aberdeen Asset Management PLC	18,076	39,390

Aggreko PLC	7,136	89,396
Amlin PLC	11,948	69,699
Aquarius Platinum Ltd.	9,289	39,917
ARM Holdings PLC	32,512	79,851
Arriva PLC	6,220	45,163
Ashmore Group PLC	5,404	24,336
Ashtead Group PLC	23,180	30,701
AVEVA Group PLC	2,608	38,260
Babcock International Group PLC	6,680	66,782
Balfour Beatty PLC	15,657	68,572
Barratt Developments PLC(a)	10,216	22,750
Bellway PLC	4,028	48,535
Berkeley Group Holdings PLC (The) Units(a)	3,060	43,025
BlueBay Asset Management PLC	2,788	17,096
Bodycote PLC	5,805	15,626
Bovis Homes Group PLC(a)	5,472	37,152
Britvic PLC	7,584	43,629
BSS Group PLC (The)	7,312	32,072
BTG PLC(a)	7,388	23,187
Carillion PLC	16,156	78,401
Carpetright PLC	2,796	40,557
Catlin Group Ltd.	7,160	38,947
Cattles PLC(b)	22,848	4
Charter International PLC	3,768	43,166
Chemring Group PLC	1,436	62,608
Chloride Group PLC	12,384	32,967
Close Brothers Group PLC	5,444	63,085
Collins Stewart PLC	13,208	17,417
COLT Telecom Group SA(a)	5,976	12,215
Cookson Group PLC(a)	6,708	40,370
Croda International PLC	4,276	52,827
CSR PLC(a)	3,752	27,633
Dairy Crest Group PLC	4,884	32,202
Dana Petroleum PLC(a)	2,672	56,420
De La Rue PLC	3,010	45,398
Debenhams PLC	22,636	29,066
Derwent London PLC	3,148	64,603
Dimension Data Holdings PLC	42,816	50,144
DS Smith PLC	14,104	27,177
DSG International PLC(a)	88,697	44,855
Dunelm Group PLC	4,508	24,172
easyJet PLC(a)	7,340	43,568
Enterprise Inns PLC	12,068	23,533
F&C Asset Management PLC	6,868	8,389
Fidessa Group PLC	1,272	25,056
FirstGroup PLC	11,500	71,313
Galiform PLC(a)	22,968	28,394
Galliford Try PLC	4,310	24,208
GAME Group PLC (The)	13,132	32,080
Gem Diamonds Ltd.(a)	4,932	18,763
GKN PLC(a)	32,968	58,255
Go-Ahead Group PLC (The)	1,636	38,401

Greene King PLC	6,636	43,185
Halfords Group PLC	11,244	72,542
Henderson Group PLC	21,884	46,570
Heritage Oil PLC(a)	8,432	64,519
Hikma Pharmaceuticals PLC	4,536	35,313
Hiscox Ltd.	12,648	66,715
HMV Group PLC	22,980	42,046
Hochschild Mining PLC	1,888	8,555
Homeserve PLC	2,184	58,140
Hunting PLC	4,676	40,465
IG Group Holdings PLC	9,488	47,200
IMI PLC	7,016	49,879
Inchcape PLC(a)	119,760	57,939
Informa PLC	15,310	73,993
Intermediate Capital Group PLC	15,504	65,117
International Personal Finance PLC	6,340	21,455
Interserve PLC	5,056	19,418
Intertek Group PLC	4,636	95,904
Investec PLC	12,184	87,785
JD Wetherspoon PLC(a)	7,620	57,891
JKX Oil & Gas PLC	4,692	21,238
John Wood Group PLC	8,708	46,090
Keller Group PLC	2,636	31,067
Kier Group PLC	1,588	25,207
Laird PLC	5,920	14,237
London Stock Exchange Group PLC	4,924	69,071
Marston’s PLC	24,393	34,820
Meggitt PLC	17,204	69,478
Melrose PLC	11,902	33,450
Michael Page International PLC	9,288	49,313
Micro Focus International PLC	3,924	21,856
Misys PLC(a)	15,408	52,599
Mitchells & Butlers PLC(a)	10,032	38,860
Mondi PLC	9,032	50,217
Morgan Crucible Co. PLC (The)	8,416	21,780
N Brown Group PLC	8,228	35,412
National Express Group PLC	4,056	21,729
Northern Foods PLC	22,556	23,479
Northumbrian Water Group PLC	12,064	45,856
Pace PLC	7,232	26,345
Pennon Group PLC	9,532	71,349
Persimmon PLC(a)	7,536	50,110
Petropavlovsk PLC(a)	3,548	61,408
Premier Farnell PLC	14,800	35,130
Premier Foods PLC(a)	50,337	29,787
Premier Oil PLC(a)	3,120	60,634
Punch Taverns PLC(a)	10,740	14,694
QinetiQ Group PLC	14,284	38,661
Rathbone Brothers PLC	3,168	48,329
Redrow PLC(a)	9,592	22,293
Regus PLC	18,608	31,286
Rightmove PLC	3,272	28,423

RPS Group PLC	8,360	28,870
Savills PLC	7,276	38,379
SDL PLC(a)	3,284	21,869
Serco Group PLC	12,268	102,222
Shaftesbury PLC	10,366	64,332
Shanks Group PLC	10,592	15,015
SIG PLC(a)	10,419	20,437
SOCO International PLC(a)	1,868	39,782
Southern Cross Healthcare Ltd.(a)	7,764	15,709
Spectris PLC	4,068	45,430
Spirent Communications PLC	29,784	45,044
SSL International PLC	7,092	74,174
Stagecoach Group PLC	18,016	43,001
Taylor Wimpey PLC(a)	57,864	35,310
Travis Perkins PLC(a)	5,361	66,718
Trinity Mirror PLC(a)	12,468	32,903
Tullett Prebon PLC	7,600	45,475
UK Coal PLC(a)	5,332	7,559
UNITE Group PLC(a)	8,792	38,550
Victrex PLC	4,492	56,347
VT Group PLC	6,944	62,267
W.S. Atkins PLC	3,012	28,051
Weir Group PLC (The)	5,556	64,199
Wellstream Holdings PLC	2,328	19,647
WH Smith PLC	6,749	56,069
Xchanging PLC	5,156	18,970
Yell Group PLC(a)	20,648	17,443

		5,513,944

TOTAL COMMON STOCKS
(Cost: $30,790,974)		25,338,298

Security	Shares	Value

INVESTMENT COMPANIES—1.70%

SINGAPORE—0.28%
Macquarie International Infrastructure Fund Ltd.	248,000	72,704

		72,704
SWITZERLAND—0.48%
Absolute Private Equity AG Bearer(a)	4,924	43,331
BB BIOTECH AG Registered	1,160	79,674

		123,005
UNITED KINGDOM—0.94%
BlackRock World Mining Trust PLC	5,880	46,426
Lowland Investment Co. PLC	3,248	32,551
RIT Capital Partners PLC	3,916	62,677
Templeton Emerging Markets Investment Trust PLC	13,692	102,713

		244,367

TOTAL INVESTMENT COMPANIES
(Cost: $651,974)		440,076

Security	Shares	Value

PREFERRED STOCKS—0.13%

GERMANY—0.13%
ProSiebenSat.1 Media AG	3,216	33,642

		33,642

TOTAL PREFERRED STOCKS
(Cost: $7,644)		33,642

Security	Shares	Value

RIGHTS—0.06%

AUSTRALIA—0.00%
ING Industrial Fund(a)(b)	15,152	479

		479
UNITED KINGDOM—0.06%
Barratt Developments PLC(a)	13,280	7,443
Laird PLC(a)	2,960	1,976
Redrow PLC(a)	8,906	5,175

		14,594

TOTAL RIGHTS
(Cost: $24,044)		15,073

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.22%

MONEY MARKET FUNDS—2.22%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(d)(e)(f)	500,949	500,949
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	73,798	73,798
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	1,449	1,449

		576,196

TOTAL SHORT-TERM INVESTMENTS
(Cost: $576,196)	576,196

TOTAL INVESTMENTS IN SECURITIES—101.85%
(Cost: $32,050,832)	26,403,285
Other Assets, Less Liabilities—(1.85)%	(480,377)

NET ASSETS—100.00%	$25,922,908

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.91%

AIRLINES—0.97%
Air China Ltd. Class H(a)(b)	161,168,000	$89,835,264

		89,835,264
BANKS—34.36%
Bank of China Ltd. Class H	974,203,000	575,703,977
Bank of Communications Co. Ltd. Class H(b)	284,922,000	348,880,330
China CITIC Bank Class H(b)	457,602,000	350,718,478
China Construction Bank Class H	964,130,000	847,163,031
China Merchants Bank Co. Ltd. Class H(b)	155,412,399	408,069,716
Industrial and Commercial Bank of China Ltd. Class H	818,791,000	664,519,902

		3,195,055,434
COAL—7.26%
China Coal Energy Co. Class H	201,460,000	290,093,042
China Shenhua Energy Co. Ltd. Class H	83,462,000	384,451,263

		674,544,305
ELECTRIC—1.91%
Datang International Power Generation Co. Ltd. Class H(b)	164,046,000	79,586,202
Huaneng Power International Inc. Class H(b)	149,656,000	98,287,029

		177,873,231
ELECTRICAL COMPONENTS & EQUIPMENT—3.39%
BYD Co. Ltd. Class H(a)(b)	33,816,500	315,465,043

		315,465,043
ENGINEERING & CONSTRUCTION—4.40%
China Communications Construction Co. Ltd. Class H(b)	218,728,000	241,580,811
China Railway Group Ltd. Class H(a)(b)	207,216,000	167,104,287

		408,685,098
INSURANCE—12.56%
China Life Insurance Co. Ltd. Class H	164,046,000	773,637,146
Ping An Insurance (Group) Co. of China Ltd. Class H(b)	43,889,500	394,143,311

		1,167,780,457
MINING—4.42%
Aluminum Corp. of China Ltd. Class H(a)(b)	192,826,000	217,202,153
Zijin Mining Group Co. Ltd. Class H	195,704,000	193,677,583

		410,879,736
OIL & GAS—11.84%
China Petroleum & Chemical Corp. Class H	414,432,000	360,410,528
CNOOC Ltd.	243,191,000	377,169,229
PetroChina Co. Ltd. Class H	293,556,000	363,618,928

		1,101,198,685

TELECOMMUNICATIONS—17.07%
China Mobile Ltd.	93,215,500	890,028,966
China Telecom Corp. Ltd. Class H	756,914,000	342,797,737
China Unicom (Hong Kong) Ltd.(b)	270,532,000	354,647,284

		1,587,473,987
TRANSPORTATION—1.73%
China COSCO Holdings Co. Ltd. Class H(b)	126,632,000	160,776,604

		160,776,604

TOTAL COMMON STOCKS
(Cost: $8,154,211,683)		9,289,567,844

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.06%

MONEY MARKET FUNDS—6.06%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(c)(d)(e)	490,149,095	490,149,095
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	72,206,930	72,206,930
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	876,860	876,860

		563,232,885

TOTAL SHORT-TERM INVESTMENTS
(Cost: $563,232,885)		563,232,885

TOTAL INVESTMENTS IN SECURITIES—105.97%
(Cost: $8,717,444,568)		9,852,800,729
Other Assets, Less Liabilities—(5.97)%		(554,641,538)

NET ASSETS—100.00%		$9,298,159,191

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—98.23%

AUSTRALIA—3.35%
AMP Ltd.	137,799	$740,865
ASX Ltd.	24,522	751,159
Australia and New Zealand Banking Group Ltd.	71,187	1,483,325
BHP Billiton Ltd.	96,087	3,251,567
BlueScope Steel Ltd.	244,488	667,176
Brambles Ltd.	105,957	681,688
Commonwealth Bank of Australia	34,587	1,632,960
CSL Ltd.	32,574	927,167
Foster’s Group Ltd.	209,169	1,037,638
Macquarie Group Ltd.	18,117	818,526
National Australia Bank Ltd.	47,397	1,278,414
Newcrest Mining Ltd.	30,012	875,939
Orica Ltd.	38,629	837,724
QBE Insurance Group Ltd.	38,247	786,931
Rio Tinto Ltd.	20,009	1,153,151
Santos Ltd.	94,474	1,289,037
Suncorp-Metway Ltd.	84,017	672,631
Telstra Corp. Ltd.	223,626	670,867
Wesfarmers Ltd.	46,299	1,175,167
Westfield Group	59,292	657,381
Westpac Banking Corp.	47,397	1,129,372
Woodside Petroleum Ltd.	22,143	954,401
Woolworths Ltd.	41,175	1,065,200

		24,538,286
AUSTRIA—0.23%
Erste Group Bank AG	13,176	534,615
OMV AG	8,080	335,117
Telekom Austria AG	12,864	211,629
voestalpine AG	16,836	580,030

		1,661,391
BELGIUM—0.30%
Anheuser-Busch InBev NV	31,881	1,505,478
Groupe Bruxelles Lambert SA	7,686	680,985

		2,186,463
BRAZIL—0.75%
Companhia Siderurgica Nacional SA SP ADR	17,434	578,111
Itau Unibanco Holding SA SP ADR	125,227	2,396,845
Petroleo Brasileiro SA SP ADR	36,600	1,691,652
Vale SA SP ADR	32,212	821,084

		5,487,692
CANADA—3.97%
Bank of Montreal	20,130	935,488
Bank of Nova Scotia	27,450	1,153,094
Barrick Gold Corp.	30,927	1,118,563

Brookfield Asset Management Inc. Class A	29,829	632,468
Cameco Corp.	25,986	727,569
Canadian Imperial Bank of Commerce	15,006	863,695
Canadian National Railway Co.	21,777	1,057,313
Canadian Natural Resources Ltd.	18,666	1,216,790
Canadian Pacific Railway Ltd.	13,176	573,667
Enbridge Inc.	23,241	908,108
EnCana Corp.	19,158	1,067,100
Goldcorp Inc.	26,901	993,429
Husky Energy Inc.	23,241	614,898
IAMGOLD Corp.	52,155	694,787
Imperial Oil Ltd.	17,019	643,031
Kinross Gold Corp.	37,149	693,181
Manulife Financial Corp.	35,319	665,592
Nexen Inc.	32,757	707,931
Penn West Energy Trust	38,064	634,282
Potash Corp. of Saskatchewan Inc.	9,150	857,154
Power Corp. of Canada	27,633	654,142
Research In Motion Ltd.(a)	17,019	1,008,311
Rogers Communications Inc. Class B	21,984	647,969
Royal Bank of Canada	33,123	1,685,054
Shaw Communications Inc. Class B	45,018	804,490
SNC-Lavalin Group Inc.	21,228	862,166
Sun Life Financial Inc.	19,581	544,058
Suncor Energy Inc.	56,070	1,869,694
Talisman Energy Inc.	63,867	1,094,490
Teck Resources Ltd. Class B(a)	28,365	827,093
Thomson Reuters Corp.	10,509	335,796
Toronto-Dominion Bank (The)	21,960	1,257,420
TransCanada Corp.	23,607	726,706

		29,075,529
CHILE—0.16%
LAN Airlines SA SP ADR	89,911	1,205,707

		1,205,707
CHINA—2.09%
Bank of China Ltd. Class H	2,196,000	1,297,723
China Communications Construction Co. Ltd. Class H(b)	366,000	404,240
China Construction Bank Class H	1,092,000	959,520
China COSCO Holdings Co. Ltd. Class H	274,500	348,515
China Life Insurance Co. Ltd. Class H	366,000	1,726,048
China Mengniu Dairy Co. Ltd.(a)	183,000	519,467
China Mobile Ltd.	183,000	1,747,299
China Petroleum & Chemical Corp. Class H	1,098,000	954,875
China Shenhua Energy Co. Ltd. Class H	183,000	842,954
China Shipping Container Lines Co. Ltd. Class H(a)(b)	1,647,000	603,526
CNOOC Ltd.	915,000	1,419,090
Industrial and Commercial Bank of China Ltd. Class H	2,196,000	1,782,244
PetroChina Co. Ltd. Class H	732,000	906,706
Ping An Insurance (Group) Co. of China Ltd. Class H	123,500	1,109,074
Shimao Property Holdings Ltd.	366,000	697,030

		15,318,311

CZECH REPUBLIC—0.21%
CEZ AS	12,468	622,895
Komercni Banka AS	4,764	949,643

		1,572,538
DENMARK—0.29%
Danske Bank A/S(a)	26,718	621,059
Novo Nordisk A/S Class B	14,091	879,972
Vestas Wind Systems A/S(a)	8,784	624,306

		2,125,337
EGYPT—0.11%
Orascom Construction Industries Co. SP GDR	6,638	321,943
Orascom Telecom Holding SAE SP GDR(b)(c)	14,826	505,567

		827,510
FINLAND—0.51%
Fortum OYJ	22,143	526,981
Metso OYJ	20,313	570,944
Nokia OYJ	80,337	1,022,942
Sampo OYJ Class A	35,319	850,458
UPM-Kymmene OYJ	62,037	748,736

		3,720,061
FRANCE—4.45%
Accor SA	12,444	599,929
Alcatel-Lucent(a)	160,125	607,179
ALSTOM	8,052	562,236
ArcelorMittal	25,620	868,668
AXA	34,770	872,893
BNP Paribas	25,400	1,928,162
Bouygues SA	12,810	607,652
Cap Gemini SA	16,653	776,679
Carrefour SA	16,104	695,474
Compagnie de Saint-Gobain	15,749	773,904
Compagnie Generale de Geophysique-Veritas(a)	25,986	517,796
Compagnie Generale des Etablissements Michelin Class B	9,882	737,039
Credit Agricole SA	46,670	902,400
Danone SA	17,063	1,031,067
Essilor International SA	16,104	906,469
France Telecom SA	49,776	1,238,232
GDF Suez	26,179	1,101,029
Lafarge SA	6,654	544,388
L’Air Liquide SA	7,145	773,789
L’Oreal SA	7,320	752,456
LVMH Moet Hennessy Louis Vuitton SA	8,601	896,573
Pernod Ricard SA	9,916	830,870
PPR SA	6,588	722,799
PSA Peugeot Citroen SA(a)	12,261	402,604

Renault SA(a)	11,346	512,258
Sanofi-Aventis	27,450	2,014,727
Schneider Electric SA	8,052	843,622
SES SA	38,979	848,583
Societe Generale	14,298	957,336
Suez Environnement SA	10,265	229,227
Technip SA	12,444	786,380
Total SA	54,717	3,280,553
Unibail-Rodamco SE	3,660	815,152
Vallourec SA	4,209	668,835
Veolia Environnement	11,529	378,908
Vinci SA	13,542	711,907
Vivendi SA	32,757	914,187

		32,611,962
GERMANY—3.31%
Adidas AG	15,738	731,450
Allianz SE Registered	12,993	1,496,067
BASF SE	20,130	1,084,079
Bayer AG	21,411	1,492,036
Bayerische Motoren Werke AG	17,385	854,040
Commerzbank AG(a)(b)	59,841	626,876
Daimler AG Registered	29,280	1,429,095
Deutsche Bank AG Registered	15,921	1,164,079
Deutsche Boerse AG	6,771	550,664
Deutsche Post AG Registered	32,025	543,154
Deutsche Telekom AG Registered	70,272	963,213
E.ON AG	45,567	1,754,079
Fresenius Medical Care AG & Co. KGaA	17,934	871,881
HeidelbergCement AG	4,390	263,817
K+S AG	11,346	622,410
Linde AG	7,320	771,033
MAN SE	6,954	574,370
Merck KGaA	7,320	690,247
METRO AG	10,797	601,533
Muenchener Rueckversicherungs-Gesellschaft AG Registered	6,222	988,162
RWE AG	12,444	1,096,122
SAP AG	27,816	1,264,066
Siemens AG Registered	25,437	2,307,032
SolarWorld AG(b)	12,993	282,190
ThyssenKrupp AG	19,215	620,882
Volkswagen AG(b)	3,660	597,472

		24,240,049
GREECE—0.21%
National Bank of Greece SA SP ADR	207,730	1,510,197

		1,510,197
HONG KONG—1.37%
China Travel International Investment Hong Kong Ltd.(b)	1,830,000	380,155
Esprit Holdings Ltd.	73,200	496,327

Fosun International Ltd.	457,500	316,403
Hang Lung Properties Ltd.	366,000	1,412,006
Hang Seng Bank Ltd.	54,900	789,826
Henderson Land Development Co. Ltd.	183,000	1,317,558
Hong Kong and China Gas Co. Ltd. (The)	366,400	886,896
New World Development Co. Ltd.	366,000	803,757
Swire Pacific Ltd. Class A	183,000	2,266,766
Tencent Holdings Ltd.	18,300	323,722
Wharf (Holdings) Ltd. (The)	183,000	1,009,419

		10,002,835
HUNGARY—0.23%
OTP Bank Nyrt(a)	25,657	735,382
Richter Gedeon Nyrt	4,430	931,452

		1,666,834
INDIA—0.89%
HDFC Bank Ltd. SP ADR(b)	14,663	1,621,874
ICICI Bank Ltd. SP ADR	30,565	961,269
Infosys Technologies Ltd. SP ADR	28,941	1,331,286
Reliance Industries Ltd. SP GDR(d)	14,094	1,175,440
Wipro Ltd. SP ADR(b)	84,180	1,443,687

		6,533,556
INDONESIA—0.30%
PT Astra International Tbk	274,500	899,670
PT Bank Central Asia Tbk	2,745,000	1,315,013

		2,214,683
IRELAND—0.16%
Elan Corp. PLC(a)	46,482	247,581
Ingersoll-Rand PLC	28,194	890,648

		1,138,229
ISRAEL—0.39%
Israel Chemicals Ltd.	62,769	749,506
Teva Pharmaceutical Industries Ltd.	42,639	2,129,957

		2,879,463
ITALY—1.55%
Assicurazioni Generali SpA	22,918	580,254
Atlantia SpA	23,769	564,627
Banco Popolare SpA(a)	61,305	536,383
Enel SpA	158,201	946,509
Eni SpA	52,928	1,320,546
Finmeccanica SpA	54,204	914,917
Intesa Sanpaolo SpA(a)	106,797	453,024
Mediobanca SpA	80,892	1,036,573
Saipem SpA	23,655	702,922
Snam Rete Gas SpA	381,555	1,857,786
Telecom Italia SpA	368,562	588,930
UniCredit SpA(a)	306,852	1,036,786

Unione di Banche Italiane ScpA	55,140	792,004

		11,331,261
JAPAN—8.80%
AEON Co. Ltd.	73,200	663,102
AEON Credit Service Co. Ltd.	54,900	537,962
Aisin Seiki Co. Ltd.	36,600	960,285
Asahi Breweries Ltd.	36,600	652,994
Astellas Pharma Inc.	36,600	1,362,594
Bank of Yokohama Ltd. (The)	183,000	915,809
Bridgestone Corp.	54,900	928,545
Canon Inc.	36,600	1,427,287
Chubu Electric Power Co. Inc.	36,600	816,748
Daiichi Sankyo Co. Ltd.	36,600	722,943
Daikin Industries Ltd.	36,600	1,273,641
Denso Corp.	36,600	1,033,064
Eisai Co. Ltd.	36,600	1,314,074
FUJIFILM Holdings Corp.	36,600	1,063,389
Fujitsu Ltd.	183,000	1,107,866
Hitachi Ltd.(a)	183,000	602,452
Honda Motor Co. Ltd.	36,600	1,164,472
Hoya Pentax HD Corp.	36,600	820,791
Japan Prime Realty Investment Corp.	366	808,257
JFE Holdings Inc.	36,600	1,225,122
Kansai Electric Power Co. Inc. (The)	54,900	1,186,912
Kobe Steel Ltd.(a)	366,000	679,275
Komatsu Ltd.	54,900	1,102,609
Kyocera Corp.	18,300	1,566,781
Leopalace21 Corp.(a)	73,200	405,139
Marubeni Corp.	183,000	929,960
Mitsubishi Chemical Holdings Corp.	183,000	691,405
Mitsubishi Corp.	36,600	799,362
Mitsubishi Heavy Industries Ltd.	366,000	1,318,118
Mitsubishi Motors Corp.(a)	366,000	549,889
Mitsubishi UFJ Financial Group Inc.	347,700	1,901,364
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,470	504,908
Mizuho Financial Group Inc.	420,900	850,914
Murata Manufacturing Co. Ltd.	18,300	909,744
NEC Corp.(a)	366,000	1,067,433
Nippon Oil Corp.	183,000	915,809
Nippon Steel Corp.	183,000	713,643
Nippon Telegraph and Telephone Corp.	19,400	803,690
Nissan Motor Co. Ltd.(a)	109,800	815,130
Nitto Denko Corp.	36,600	1,122,017
Nomura Holdings Inc.	109,800	794,509
NTT DoCoMo Inc.	549	799,968
ORIX Corp.	7,320	486,005
SBI Holdings Inc.	3,294	622,265
Secom Co. Ltd.	18,300	859,203
Seven & I Holdings Co. Ltd.	36,600	810,683
Shin-Etsu Chemical Co. Ltd.	18,300	988,588
SoftBank Corp.	36,600	879,419

Sony Corp.	36,600	1,126,061
Sumitomo Chemical Co. Ltd.	183,000	745,990
Sumitomo Corp.	73,200	727,795
Sumitomo Electric Industries Ltd.	73,200	909,744
Sumitomo Metal Industries Ltd.	366,000	958,263
Sumitomo Mitsui Financial Group Inc.	18,300	638,842
Sumitomo Trust and Banking Co. Ltd. (The)	183,000	984,545
Suzuki Motor Corp.	36,600	903,679
T&D Holdings Inc.	27,450	730,828
Takeda Pharmaceutical Co. Ltd.	18,300	737,903
TDK Corp.	18,300	1,079,563
Terumo Corp.	18,300	974,437
Tokio Marine Holdings Inc.	36,600	964,328
Tokyo Electric Power Co. Inc. (The)	36,600	899,635
Tokyo Electron Ltd.	18,300	1,059,346
Toray Industries Inc.	183,000	1,059,346
Toshiba Corp.(a)	183,000	1,071,476
Toyota Motor Corp.	91,500	3,699,624
Yamada Denki Co. Ltd.	10,980	678,062

		64,425,606
MEXICO—0.63%
America Movil SAB de CV Series L	329,400	729,891
Cemex SAB de CV CPO(a)	373,191	390,626
Fomento Economico Mexicano SAB de CV BD Units	256,200	1,090,399
Grupo Televisa SA CPO	201,300	774,419
Telefonos de Mexico SAB de CV Series L	567,300	478,234
Telmex Internacional SAB de CV Series L	567,300	368,701
Wal-Mart de Mexico SAB de CV Series V	219,600	784,894

		4,617,164
NETHERLANDS—1.36%
Aegon NV(a)	68,076	490,060
Akzo Nobel NV	12,444	739,561
Heineken NV	16,104	715,552
ING Groep NV CVA(a)	58,560	772,091
Koninklijke Ahold NV	74,664	945,199
Koninklijke DSM NV	22,509	991,013
Koninklijke KPN NV	53,619	977,035
Koninklijke Philips Electronics NV	38,796	980,834
Reed Elsevier NV	55,449	649,589
TNT NV	26,382	703,770
Unilever NV CVA	40,992	1,270,417
Wolters Kluwer NV	33,672	754,908

		9,990,029
NORWAY—0.36%
DnB NOR ASA(a)	64,418	745,602
Orkla ASA	93,384	871,905
StatoilHydro ASA	19,766	471,437
Telenor ASA(a)	43,930	571,686

		2,660,630

PERU—0.12%
Compania de Minas Buenaventura SA SP ADR	26,718	896,923

		896,923
PORTUGAL—0.19%
BRISA—Auto-estradas de Portugal SA	65,514	648,606
Energias de Portugal SA	165,615	734,780

		1,383,386
RUSSIA—0.87%
Mobile TeleSystems SP ADR	20,130	911,889
OAO Gazprom SP ADR	91,505	2,209,846
OAO NovaTek SP GDR(c)	9,699	489,800
OAO Tatneft SP ADR	20,862	543,455
Rostelecom SP ADR	9,174	358,245
Surgutneftegaz SP ADR	72,128	639,054
Uralkali SP GDR(a)(c)	13,725	310,322
Vimpel-Communications SP ADR(a)	29,646	531,553
Wimm-Bill-Dann Foods OJSC SP ADR(a)	6,039	408,116

		6,402,280
SINGAPORE—0.54%
CapitaLand Ltd.(b)	366,000	1,083,436
Keppel Corp. Ltd.	183,000	1,071,660
Singapore Exchange Ltd.	183,000	1,057,266
Singapore Telecommunications Ltd.	366,000	769,397

		3,981,759
SOUTH AFRICA—1.03%
FirstRand Ltd.	432,978	984,116
Gold Fields Ltd.	54,534	700,226
Impala Platinum Holdings Ltd.	23,973	533,856
MTN Group Ltd.	49,704	746,163
Naspers Ltd. Class N	48,678	1,769,001
Sanlam Ltd.	394,365	1,085,801
Sasol Ltd.	18,483	698,514
Standard Bank Group Ltd.	79,422	996,453

		7,514,130
SOUTH KOREA—1.62%
KB Financial Group Inc. SP ADR(a)	38,150	1,809,836
Korea Electric Power Corp. SP ADR(a)	99,990	1,387,861
KT Corp. SP ADR	70,323	1,128,684
LG Display Co. Ltd. SP ADR(b)	61,005	725,960
POSCO SP ADR	14,823	1,513,725
Samsung Electronics Co. Ltd. SP GDR(c)	9,150	2,786,175
Shinhan Financial Group Co. Ltd. SP ADR	22,030	1,666,570
SK Telecom Co. Ltd. SP ADR	51,240	856,220

		11,875,031

SPAIN—2.01%
Acciona SA	3,843	471,190
Actividades de Construcciones y Servicios SA	21,960	1,060,157
Banco Bilbao Vizcaya Argentaria SA	117,129	2,111,836
Banco de Sabadell SA(b)	108,702	736,966
Banco Popular Espanol SA(b)	97,597	875,517
Banco Santander SA	196,783	3,192,326
Gamesa Corporacion Tecnologica SA	23,424	431,321
Iberdrola SA	116,937	1,066,264
Industria de Diseno Textil SA	18,483	1,090,830
Repsol YPF SA	40,077	1,074,126
Telefonica SA	93,513	2,625,641

		14,736,174
SWEDEN—1.05%
Atlas Copco AB Class A	59,658	824,712
Hennes & Mauritz AB Class B	17,019	984,517
Nordea Bank AB	101,762	1,123,242
Sandvik AB	58,560	665,893
Scania AB Class B	42,456	557,416
Svenska Handelsbanken AB Class A	32,574	864,582
Telefonaktiebolaget LM Ericsson Class B	107,243	1,157,132
TeliaSonera AB	125,172	843,182
Volvo AB Class B	67,710	659,056

		7,679,732
SWITZERLAND—3.04%
ABB Ltd. Registered(a)(b)	69,174	1,298,722
Adecco SA Registered	17,934	805,432
Compagnie Financiere Richemont SA Class A Bearer Units	17,768	500,644
Credit Suisse Group AG Registered	34,587	1,872,442
GAM Holding Ltd.	11,560	141,869
Holcim Ltd. Registered(a)	15,782	1,010,017
Julius Baer Group Ltd.	11,560	435,877
Lindt & Spruengli AG Participation Certificates	366	773,272
Nestle SA Registered	103,578	4,835,831
Novartis AG Registered	56,913	2,986,648
Roche Holding AG Genusschein	21,228	3,413,475
Swiss Reinsurance Co. Registered	12,810	525,532
Syngenta AG Registered	3,294	784,064
UBS AG Registered(a)	101,016	1,706,201
Zurich Financial Services AG Registered	4,941	1,137,986

		22,228,012
TAIWAN—1.23%
AU Optronics Corp. SP ADR(b)	99,568	879,185
Chunghwa Telecom Co. Ltd. SP ADR	150,817	2,621,199
Siliconware Precision Industries Co. SP ADR	190,854	1,284,447
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	280,098	2,672,135
United Microelectronics Corp. SP ADR(a)(b)	459,726	1,512,499

		8,969,465

THAILAND—0.27%
Bangkok Bank PCL NVDR	312,580	1,047,389
Kasikornbank PCL NVDR	387,623	901,651

		1,949,040
TURKEY—0.14%
Asya Katilim Bankasi AS(a)	281,454	589,609
Tekfen Holding AS(a)	145,668	421,775

		1,011,384
UNITED KINGDOM—9.03%
Anglo American PLC(a)	32,005	1,168,533
AstraZeneca PLC	44,835	2,026,441
Aviva PLC	85,461	540,376
BAE Systems PLC	122,976	637,515
Barclays PLC(a)(e)	349,530	1,855,196
BG Group PLC	94,062	1,635,747
BHP Billiton PLC	62,965	1,705,762
BP PLC	558,516	5,268,765
British American Tobacco PLC	45,757	1,465,480
British Land Co. PLC(b)	87,659	682,295
British Sky Broadcasting Group PLC	84,363	741,188
BT Group PLC	234,240	506,962
Cadbury PLC	51,791	657,773
Carnival PLC	22,143	692,394
Centrica PLC	218,868	895,795
Compass Group PLC	151,890	971,427
Diageo PLC	62,586	1,027,510
Experian PLC	108,702	1,001,610
GlaxoSmithKline PLC	156,282	3,220,093
HSBC Holdings PLC	494,856	5,495,343
Imperial Tobacco Group PLC	27,816	825,309
International Power PLC	117,852	493,424
J Sainsbury PLC	129,564	704,557
Johnson Matthey PLC	23,424	545,187
Land Securities Group PLC	51,086	557,454
Legal & General Group PLC	390,705	505,555
Lonmin PLC(a)	16,182	390,235
Man Group PLC	85,827	438,566
Marks & Spencer Group PLC	122,427	691,174
National Grid PLC	82,899	828,761
Old Mutual PLC	396,195	693,558
Pearson PLC	73,383	1,006,999
Prudential PLC	79,605	730,222
Reckitt Benckiser PLC	16,836	842,262
Reed Elsevier PLC	83,631	637,157
Rio Tinto PLC	46,726	2,074,170
Rolls-Royce Group PLC(a)	108,885	810,893
Rolls-Royce Group PLC Class C(f)	6,533,100	10,769
Royal Dutch Shell PLC Class A	100,467	2,992,478
Royal Dutch Shell PLC Class B	72,285	2,097,057
SABMiller PLC	42,456	1,121,817

Scottish & Southern Energy PLC	37,698	670,485
Shire PLC	52,338	924,829
Smith & Nephew PLC	70,638	629,337
Standard Chartered PLC	47,214	1,167,767
Standard Life PLC	216,306	777,275
Tesco PLC	223,443	1,500,320
3i Group PLC	98,675	428,911
Tomkins PLC	421,998	1,169,304
Unilever PLC	40,992	1,235,840
Vodafone Group PLC	1,579,290	3,502,636
Wm Morrison Supermarkets PLC	163,419	754,241
Wolseley PLC(a)	22,927	467,861
WPP PLC	81,252	734,616
Xstrata PLC(a)	64,386	936,603

		66,093,834
UNITED STATES—41.11%
Abbott Laboratories	42,273	2,137,746
Accenture PLC Class A(b)	27,084	1,004,275
ACE Ltd.(a)	15,921	817,703
Adobe Systems Inc.(a)	27,084	892,147
AES Corp. (The)(a)	49,044	641,005
Aetna Inc.	18,117	471,586
Aflac Inc.	14,823	615,006
Air Products and Chemicals Inc.	9,882	762,199
Alcoa Inc.	30,378	377,295
Allergan Inc.	14,274	802,913
Allstate Corp. (The)	20,130	595,244
Altria Group Inc.	65,514	1,186,459
Amazon.com Inc.(a)	12,444	1,478,472
American Electric Power Co. Inc.	21,777	658,101
American Express Co.	23,973	835,219
American Tower Corp. Class A(a)	23,790	875,948
Ameriprise Financial Inc.	17,385	602,738
Amgen Inc.(a)	34,953	1,878,025
Anadarko Petroleum Corp.	15,921	970,067
Apache Corp.	10,797	1,016,214
Apollo Group Inc. Class A(a)	8,052	459,769
Apple Inc.(a)	28,182	5,312,307
Applied Materials Inc.	51,972	634,058
Archer-Daniels-Midland Co.	21,045	633,875
AT&T Inc.	171,288	4,396,963
Automatic Data Processing Inc.	23,241	924,992
Avon Products Inc.	23,607	756,604
Baker Hughes Inc.	13,542	569,712
Bank of America Corp.	268,105	3,908,971
Bank of New York Mellon Corp. (The)	31,842	848,908
Baxter International Inc.	20,496	1,108,014
BB&T Corp.	28,182	673,832
Becton, Dickinson and Co.	10,065	688,043
Bed Bath & Beyond Inc.(a)	32,025	1,127,600
Best Buy Co. Inc.	17,944	685,102

Biogen Idec Inc.(a)	14,457	609,073
Boeing Co. (The)	22,143	1,058,435
Boston Properties Inc.	5,960	362,189
Boston Scientific Corp.(a)	71,736	582,496
Bristol-Myers Squibb Co.	61,122	1,332,460
Burlington Northern Santa Fe Corp.	12,078	909,715
C.H. Robinson Worldwide Inc.	16,836	927,832
C.R. Bard Inc.	9,150	686,891
CA Inc.	39,711	830,754
Capital One Financial Corp.	19,215	703,269
Cardinal Health Inc.	15,189	430,456
CareFusion Corp.(a)	7,575	169,453
Carnival Corp.	22,509	655,462
Caterpillar Inc.	16,287	896,762
CBS Corp. Class B NVS	41,724	491,091
Celgene Corp.(a)	16,470	840,794
Charles Schwab Corp. (The)	46,299	802,825
Chesapeake Energy Corp.	21,777	533,537
Chevron Corp.	61,122	4,678,278
Chubb Corp.	17,568	852,399
CIGNA Corp.	19,032	529,851
Cisco Systems Inc.(a)	176,412	4,031,014
Citigroup Inc.	512,217	2,094,968
CME Group Inc.	1,830	553,776
Coach Inc.	26,718	880,892
Coca-Cola Co. (The)	56,547	3,014,521
Cognizant Technology Solutions Corp. Class A(a)	28,731	1,110,453
Colgate-Palmolive Co.	16,470	1,295,036
Comcast Corp. Class A	31,293	453,749
ConAgra Foods Inc.	43,371	910,791
ConocoPhillips	46,299	2,323,284
CONSOL Energy Inc.	12,078	517,059
Constellation Energy Group Inc.	11,163	345,160
Cooper Industries PLC Class A	17,168	664,230
Corning Inc.	52,521	767,332
Costco Wholesale Corp.	14,274	811,477
Coventry Health Care Inc.(a)	16,836	333,858
Covidien PLC(b)	21,411	901,831
CSX Corp.	18,849	795,051
CVS Caremark Corp.	42,090	1,485,777
Danaher Corp.	12,078	824,082
Deere & Co.	11,346	516,810
Dell Inc.(a)	75,237	1,090,184
Devon Energy Corp.	13,359	864,461
DIRECTV Group Inc. (The)(a)(b)	37,149	977,019
Dominion Resources Inc.	21,960	748,616
Dover Corp.	22,143	834,348
Dow Chemical Co. (The)	29,463	691,791
Dr Pepper Snapple Group Inc.(a)	12,078	329,246
Duke Energy Corp.	52,521	830,882
E.I. du Pont de Nemours and Co.	25,437	809,405
Eaton Corp.	11,529	696,928

eBay Inc.(a)	34,587	770,252
Edison International	17,568	559,014
El Paso Corp.	57,645	565,497
Electronic Arts Inc.(a)	18,849	343,806
Eli Lilly and Co.	29,463	1,002,037
EMC Corp.(a)	72,834	1,199,576
Emerson Electric Co.	17,385	656,284
Entergy Corp.	8,418	645,829
EOG Resources Inc.	9,333	762,133
Equity Residential	23,152	668,630
Exelon Corp.	15,921	747,650
Expeditors International Washington Inc.	21,777	701,655
Express Scripts Inc.(a)	13,542	1,082,277
Exxon Mobil Corp.	155,916	11,174,499
FedEx Corp.	10,431	758,229
Fifth Third Bancorp	74,298	664,224
FirstEnergy Corp.	12,810	554,417
Fluor Corp.	15,006	666,567
Ford Motor Co.(a)	92,964	650,748
FPL Group Inc.	14,091	691,868
Franklin Resources Inc.	9,150	957,365
Freeport-McMoRan Copper & Gold Inc.(a)	13,359	980,016
Gap Inc. (The)	47,946	1,023,168
General Dynamics Corp.	10,797	676,972
General Electric Co.	294,447	4,198,814
General Mills Inc.	16,836	1,109,829
Genzyme Corp.(a)	12,444	629,666
Gilead Sciences Inc.(a)	28,182	1,199,144
Goldman Sachs Group Inc. (The)	14,493	2,466,274
Google Inc. Class A(a)	7,320	3,924,398
H.J. Heinz Co.	22,692	913,126
Halliburton Co.	29,463	860,614
Hess Corp.	10,065	550,958
Hewlett-Packard Co.	81,984	3,890,961
Home Depot Inc. (The)	52,704	1,322,343
Honeywell International Inc.	19,215	689,626
Humana Inc.(a)	13,176	495,154
Illinois Tool Works Inc.	18,849	865,546
Intel Corp.	185,196	3,539,096
International Business Machines Corp.	37,149	4,480,541
International Game Technology	22,875	408,090
International Paper Co.	28,731	640,989
Intuit Inc.(a)	30,927	899,048
ITT Corp.	15,921	807,195
J.C. Penney Co. Inc.	19,947	660,844
Jacobs Engineering Group Inc.(a)	11,895	503,040
Johnson & Johnson	75,762	4,473,746
Johnson Controls Inc.	27,267	652,227
JPMorgan Chase & Co.	104,859	4,379,960
Juniper Networks Inc.(a)	31,659	807,621
Kellogg Co.	17,568	905,455
Kimberly-Clark Corp.	14,823	906,575

Kohl’s Corp.(a)	20,679	1,183,252
Kraft Foods Inc. Class A	43,562	1,198,826
Kroger Co. (The)	34,770	804,230
L-3 Communications Holdings Inc.	8,418	608,537
Laboratory Corp. of America Holdings(a)	11,346	781,626
Legg Mason Inc.	13,176	383,553
Level 3 Communications Inc.(a)	133,956	158,068
Lincoln National Corp.	17,019	405,563
Lockheed Martin Corp.	10,065	692,371
Lowe’s Companies Inc.	48,495	949,047
Macy’s Inc.	37,332	655,923
Marathon Oil Corp.	24,339	778,118
Marriott International Inc. Class A	26,538	665,042
Marsh & McLennan Companies Inc.	36,600	858,636
MasterCard Inc. Class A	2,869	628,368
McDonald’s Corp.	30,927	1,812,631
McGraw-Hill Companies Inc. (The)	22,875	658,343
McKesson Corp.	15,738	924,293
Medco Health Solutions Inc.(a)	18,849	1,057,806
Medtronic Inc.	32,574	1,162,892
MEMC Electronic Materials Inc.(a)	16,287	202,285
Merck & Co. Inc.	67,893	2,099,930
MetLife Inc.	13,548	461,038
Microsoft Corp.	252,174	6,992,785
Mirant Corp.(a)	12,147	169,815
Monsanto Co.	15,006	1,008,103
Moody’s Corp.	23,790	563,347
Morgan Stanley	32,940	1,058,033
Motorola Inc.	99,003	848,456
Murphy Oil Corp.	11,895	727,260
National Oilwell Varco Inc.(a)	14,823	607,595
Newmont Mining Corp.	21,045	914,616
News Corp. Class A	48,678	560,771
Nike Inc. Class B	14,823	921,694
Noble Corp.	19,215	782,819
Noble Energy Inc.	12,078	792,679
Norfolk Southern Corp.	16,836	784,894
Northern Trust Corp.	12,444	625,311
Northrop Grumman Corp.	11,346	568,775
NRG Energy Inc.(a)	29,646	681,562
Nucor Corp.	14,823	590,697
NVIDIA Corp.(a)	33,883	405,241
Occidental Petroleum Corp.	24,522	1,860,729
Omnicom Group Inc.	19,947	683,783
Oracle Corp.	118,767	2,505,984
Owens-Illinois Inc.(a)	16,836	536,732
PACCAR Inc.	21,960	821,524
Parker Hannifin Corp.	13,725	726,876
Paychex Inc.	27,816	790,253
Peabody Energy Corp.	16,470	652,047
PepsiCo Inc.	43,554	2,637,195
Pfizer Inc.	249,335	4,246,175

PG&E Corp.	24,156	987,739
Philip Morris International Inc.	65,514	3,102,743
PNC Financial Services Group Inc. (The)	18,142	887,869
PPL Corp.	19,032	560,302
Praxair Inc.	11,163	886,789
Precision Castparts Corp.	7,686	734,244
Principal Financial Group Inc.	16,287	407,826
Procter & Gamble Co. (The)	87,108	5,052,264
Progressive Corp. (The)(a)	50,874	813,984
Prudential Financial Inc.	12,627	571,119
Public Service Enterprise Group Inc.	19,581	583,514
Public Storage	12,261	902,410
QUALCOMM Inc.	52,704	2,182,473
Quest Diagnostics Inc.	17,934	1,003,049
Questar Corp.	16,836	670,746
Raytheon Co.	14,274	646,327
Reynolds American Inc.	14,091	683,132
Safeway Inc.	29,280	653,822
SanDisk Corp.(a)	14,091	288,584
Schering-Plough Corp.	54,717	1,543,019
Schlumberger Ltd.	35,868	2,230,990
Seagate Technology	41,724	582,050
Sempra Energy	16,653	856,797
Simon Property Group Inc.	11,121	755,005
SLM Corp.(a)	37,332	362,120
Smith International Inc.	15,189	421,191
Southern Co.	26,169	816,211
Southwestern Energy Co.(a)	19,764	861,315
Spectra Energy Corp.	40,992	783,767
Sprint Nextel Corp.(a)	105,957	313,633
St. Jude Medical Inc.(a)	20,679	704,740
Staples Inc.	36,788	798,300
Starbucks Corp.(a)	51,972	986,429
Starwood Hotels & Resorts Worldwide Inc.(b)	19,215	558,388
State Street Corp.	12,627	530,081
Stryker Corp.	13,359	614,514
Sun Microsystems Inc.(a)	55,815	456,567
SunTrust Banks Inc.	16,836	321,736
Symantec Corp.(a)	50,874	894,365
T. Rowe Price Group Inc.	18,666	909,594
Target Corp.	23,973	1,161,012
Texas Instruments Inc.	47,580	1,115,751
Textron Inc.	36,417	647,494
Thermo Fisher Scientific Inc.(a)	16,104	724,680
3M Co.	20,679	1,521,354
Time Warner Cable Inc.	8,805	347,269
Time Warner Inc.	35,175	1,059,471
TJX Companies Inc. (The)	31,293	1,168,794
Transocean Ltd.(a)	10,065	844,554
Travelers Companies Inc. (The)	19,215	956,715
Tyco Electronics Ltd.	24,156	513,315
Tyco International Ltd.(b)	23,058	773,596

U.S. Bancorp	49,959	1,160,048
Ultra Petroleum Corp.(a)	12,261	595,272
Union Pacific Corp.	16,470	908,156
United Parcel Service Inc. Class B	16,470	884,110
United States Steel Corp.	8,601	296,648
United Technologies Corp.	19,947	1,225,743
UnitedHealth Group Inc.	40,077	1,039,998
Valero Energy Corp.	18,666	337,855
Varian Medical Systems Inc.(a)	17,385	712,437
VeriSign Inc.(a)	25,986	592,741
Verizon Communications Inc.	79,788	2,360,927
Viacom Inc. Class B NVS(a)	22,875	631,121
Visa Inc. Class A	11,835	896,620
Vornado Realty Trust	10,343	616,029
Walgreen Co.	31,659	1,197,660
Wal-Mart Stores Inc.	64,782	3,218,370
Walt Disney Co. (The)	50,325	1,377,395
Waste Management Inc.	27,999	836,610
Weatherford International Ltd.(a)	27,816	487,614
WellPoint Inc.(a)	12,625	590,345
Wells Fargo & Co.	137,095	3,772,854
Western Union Co.	44,103	801,352
Weyerhaeuser Co.	14,274	518,717
Whirlpool Corp.	10,248	733,654
Williams Companies Inc. (The)	27,450	517,433
Xerox Corp.	63,867	480,280
XTO Energy Inc.	16,836	699,704
Yahoo! Inc.(a)	45,018	715,786
Yum! Brands Inc.	26,535	874,328
Zimmer Holdings Inc.(a)	11,895	625,320

		301,073,767

TOTAL COMMON STOCKS
(Cost: $695,874,265)		719,336,240

Security	Shares	Value

PREFERRED STOCKS—1.45%

BRAZIL—1.29%
Banco Bradesco SA SP ADR	57,096	1,124,791
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	19,968	1,207,864
Companhia de Bebidas das Americas SP ADR	18,483	1,664,949
Companhia Energetica de Minas Gerais SP ADR	75,233	1,187,929
Gerdau SA SP ADR	56,547	853,860
Petroleo Brasileiro SA SP ADR	58,416	2,343,650
Vale SA SP ADR	46,704	1,078,862

		9,461,905

GERMANY—0.09%
Volkswagen AG	6,588	657,770

		657,770
ITALY—0.07%
Telecom Italia SpA RNC	480,741	532,337

		532,337

TOTAL PREFERRED STOCKS
(Cost: $8,396,197)		10,652,012

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(f)	7,392	1

		1

TOTAL RIGHTS
(Cost: $0)		1

Security	Shares	Value

WARRANTS—0.00%

ITALY—0.00%
Mediobanca SpA (Expires 3/18/11)(a)(f)	71,568	11

		11

TOTAL WARRANTS
(Cost: $0)		11

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.57%

MONEY MARKET FUNDS—1.57%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(e)(g)(h)	9,365,286	9,365,286
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(e)(g)(h)	1,379,659	1,379,659
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(e)(g)	723,517	723,517

		11,468,462

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,468,462)		11,468,462

TOTAL INVESTMENTS IN SECURITIES—101.25%
(Cost: $715,738,924)	741,456,726
Other Assets, Less Liabilities—(1.25)%	(9,152,590)

NET ASSETS—100.00%	$732,304,136

NVDR  -  Non-Voting Depositary Receipts

NVS  -  Non-Voting Shares

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	Security valued using Level 3 inputs. See Note 1.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—97.65%

AUSTRALIA—6.62%
AMP Ltd.	72,318	$388,812
ASX Ltd.	9,486	290,576
Australia and New Zealand Banking Group Ltd.	68,850	1,434,628
AXA Asia Pacific Holdings Ltd.	51,357	196,762
BHP Billiton Ltd.	124,134	4,200,672
BlueScope Steel Ltd.	88,314	240,998
Boral Ltd.	48,960	256,593
Brambles Ltd.	57,477	369,786
Commonwealth Bank of Australia	47,685	2,251,357
Computershare Ltd.	36,924	365,008
Crown Ltd.	24,939	185,913
CSL Ltd.	23,511	669,203
Fortescue Metals Group Ltd.(a)	44,319	154,180
Foster’s Group Ltd.	52,173	258,818
Insurance Australia Group Ltd.	109,395	373,650
Macquarie Group Ltd.	13,209	596,783
National Australia Bank Ltd.	57,579	1,553,047
Newcrest Mining Ltd.	15,045	439,108
OneSteel Ltd.	91,035	255,004
Orica Ltd.	21,576	467,906
Origin Energy Ltd.	85,629	1,243,406
Qantas Airways Ltd.	105,162	266,068
QBE Insurance Group Ltd.	46,767	962,230
Rio Tinto Ltd.	12,978	747,943
Santos Ltd.	75,735	1,033,356
Sonic Healthcare Ltd.	21,118	267,533
Suncorp-Metway Ltd.	74,777	598,657
Tabcorp Holdings Ltd.	20,910	135,094
Telstra Corp. Ltd.	90,066	270,194
Wesfarmers Ltd.	37,002	939,189
Wesfarmers Ltd. Partially Protected	7,956	203,234
Westfield Group	46,206	512,294
Westpac Banking Corp.	66,963	1,595,590
Woodside Petroleum Ltd.	33,303	1,435,417
Woolworths Ltd.	49,317	1,275,834

		26,434,843
AUSTRIA—0.23%
OMV AG	6,529	270,790
Raiffeisen International Bank Holding AG	1,836	108,682
Vienna Insurance Group	3,213	181,992
voestalpine AG	10,251	353,165

		914,629
BELGIUM—0.68%
Anheuser-Busch InBev NV	11,139	526,003
Delhaize Group	3,031	206,610

Fortis(a)	122,540	533,726
Groupe Bruxelles Lambert SA	6,477	573,867
KBC Groep NV(a)	9,129	394,922
Solvay SA	2,500	246,585
UCB SA	5,341	229,083

		2,710,796
BRAZIL—1.28%
BRF - Brasil Foods SA SP ADR(a)	2,601	125,810
Centrais Eletricas Brasileiras SA SP ADR	5,202	74,597
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	2,601	100,190
CPFL Energia SA SP ADR	1,734	90,654
Empresa Brasileira de Aeronautica SA SP ADR(a)	15,105	305,876
Itau Unibanco Holding SA SP ADR	124,147	2,376,174
Petroleo Brasileiro SA SP ADR	2,601	120,218
TIM Participacoes SA SP ADR	11,684	275,626
Vale SA SP ADR	52,836	1,346,790
Vivo Participacoes SA SP ADR	10,123	245,483
Votorantim Celulose e Papel SA SP ADR(a)	4,676	64,248

		5,125,666
CANADA—6.25%
Agnico-Eagle Mines Ltd.	3,530	188,756
Agrium Inc.	4,794	224,034
ARC Energy Trust	19,278	349,159
Bank of Montreal	13,872	644,664
Bank of Nova Scotia	32,130	1,349,687
Barrick Gold Corp.	26,826	970,239
BCE Inc.	976	23,458
Bombardier Inc. Class B	55,896	227,797
Cameco Corp.	12,342	345,558
Canadian Imperial Bank of Commerce	10,200	587,078
Canadian National Railway Co.	11,883	576,941
Canadian Natural Resources Ltd.	18,309	1,193,518
Canadian Oil Sands Trust	13,158	356,434
Canadian Pacific Railway Ltd.	4,080	177,638
Enbridge Inc.	13,056	510,144
EnCana Corp.	5,820	324,174
Enerplus Resources Fund	11,526	252,519
Fairfax Financial Holdings Ltd.	358	128,640
Finning International Inc.	9,792	145,080
First Quantum Minerals Ltd.	3,264	224,286
Goldcorp Inc.	20,553	759,003
Great-West Lifeco Inc.	14,466	318,273
Husky Energy Inc.	13,260	350,826
IAMGOLD Corp.	5,814	77,452
Imperial Oil Ltd.	13,056	493,297
Kinross Gold Corp.	17,085	318,797
Magna International Inc. Class A	3,519	139,525
Manulife Financial Corp.	64,107	1,208,106

Nexen Inc.	17,799	384,665
Niko Resources Ltd.	2,856	232,255
Penn West Energy Trust	21,726	362,033
Potash Corp. of Saskatchewan Inc.	10,863	1,017,625
Power Corp. of Canada	13,872	328,385
Power Financial Corp.	11,322	286,203
Provident Energy Trust	46,716	292,300
Research In Motion Ltd.(a)	15,096	894,380
Ritchie Bros. Auctioneers Inc.	8,874	196,312
Rogers Communications Inc. Class B	12,750	375,801
Royal Bank of Canada	40,188	2,044,469
Shoppers Drug Mart Corp.	5,151	205,571
Silver Wheaton Corp.(a)	7,344	92,720
SNC-Lavalin Group Inc.	5,865	238,204
Sun Life Financial Inc.	26,010	722,688
Suncor Energy Inc.	58,161	1,939,420
Talisman Energy Inc.	46,104	790,085
Teck Resources Ltd. Class B(a)	6,987	203,733
TELUS Corp. NVS	5,967	178,644
Thomson Reuters Corp.	4,412	140,978
Toronto-Dominion Bank (The)	11,934	683,336
TransCanada Corp.	22,440	690,782
Yamana Gold Inc.	17,780	189,486

		24,955,158
CHILE—0.17%
Banco Santander Chile SA SP ADR	1,020	53,693
Empresa Nacional de Electricidad SA SP ADR	969	44,467
Enersis SA SP ADR	26,520	468,874
LAN Airlines SA SP ADR	3,876	51,977
Sociedad Quimica y Minera de Chile SA Series B SP ADR	1,173	43,108

		662,119
CHINA—3.47%
Air China Ltd. Class H(a)	306,000	170,565
Angang New Steel Co. Ltd. Class H(b)	102,000	193,465
Bank of China Ltd. Class H	1,122,000	663,044
Bank of Communications Co. Ltd. Class H	255,000	312,242
China Construction Bank Class H	1,009,000	886,589
China High Speed Transmission Equipment Group Co. Ltd.	153,000	311,912
China Life Insurance Co. Ltd. Class H	306,000	1,443,089
China Merchants Holdings (International) Co. Ltd.	102,000	333,628
China Mobile Ltd.	204,000	1,947,808
China Resources Enterprise Ltd.	204,000	696,210
China Shenhua Energy Co. Ltd. Class H	204,000	939,686
China Shipping Development Co. Ltd. Class H	204,000	295,330
CNOOC Ltd.	867,000	1,344,646
Dongfeng Motor Group Co. Ltd. Class H	204,000	247,687
GOME Electrical Appliances Holdings Ltd.(a)(b)	362,320	109,394

Industrial and Commercial Bank of China Ltd. Class H(b)	1,632,000	1,324,510
Jiangxi Copper Co. Ltd. Class H	153,000	356,923
Lenovo Group Ltd.(b)	714,000	406,276
Maanshan Iron & Steel Co. Ltd. Class H(a)	408,000	252,162
Ping An Insurance(Group) Co. of China Ltd. Class H	76,500	686,997
Sinofert Holdings Ltd.	306,000	154,377
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	612,000	249,530
Yanzhou Coal Mining Co. Ltd. Class H	204,000	324,810
Zijin Mining Group Co. Ltd. Class H	204,000	201,888

		13,852,768
COLOMBIA—0.03%
Bancolombia SA SP ADR	3,384	133,939

		133,939
CZECH REPUBLIC—0.54%
CEZ AS	29,223	1,459,967
Komercni Banka AS	3,417	681,136

		2,141,103
DENMARK—1.01%
Coloplast A/S Class B	3,060	251,456
Danske Bank A/S(a)	18,462	429,149
Novo Nordisk A/S Class B	23,970	1,496,907
Novozymes A/S Class B	4,029	371,820
Topdanmark A/S(a)	1,530	221,730
Trygvesta A/S	4,845	351,553
Vestas Wind Systems A/S(a)	9,078	645,202
William Demant Holding A/S(a)	3,774	270,475

		4,038,292
EGYPT—0.16%
Orascom Construction Industries Co. SP GDR	4,541	220,238
Orascom Telecom Holding SAE SP GDR(b)(c)	12,750	434,775

		655,013
FINLAND—0.76%
Fortum OYJ	9,741	231,826
Kone OYJ Class B	6,426	241,298
Neste Oil OYJ	12,750	226,872
Nokia OYJ	132,396	1,685,816
Nokian Renkaat OYJ	7,599	163,022
Rautaruukki OYJ	6,171	126,742
Sampo OYJ Class A	15,708	378,238

		3,053,814
FRANCE—7.26%
Aeroports de Paris	2,091	159,596
ALSTOM	2,142	149,567
ArcelorMittal	27,897	945,871
AXA	59,619	1,496,722

BNP Paribas	29,291	2,223,536
Bouygues SA	6,477	307,241
Cap Gemini SA	4,743	221,209
Carrefour SA	20,757	896,421
Casino Guichard-Perrachon SA	2,193	175,308
CNP Assurances SA	2,550	247,453
Compagnie de Saint-Gobain	17,606	865,156
Compagnie Generale de Geophysique-Veritas(a)	4,845	96,541
Compagnie Generale des Etablissements Michelin Class B	7,140	532,530
Credit Agricole SA	30,243	584,772
Danone SA	13,342	806,218
Electricite de France	3,672	205,878
Essilor International SA	8,058	453,572
France Telecom SA	60,996	1,517,342
GDF Suez	39,372	1,655,896
L’Air Liquide SA	12,291	1,331,091
Legrand SA	13,158	359,158
L’Oreal SA	9,435	969,867
LVMH Moet Hennessy Louis Vuitton SA	3,978	414,669
Neopost SA	2,448	215,342
Pernod Ricard SA	2,984	250,032
PPR SA	3,162	346,917
Publicis Groupe SA	7,038	268,951
Renault SA(a)	8,823	398,348
Sanofi-Aventis	38,352	2,814,893
SCOR SE	12,597	322,007
Societe Generale	18,445	1,235,002
Sodexo	4,641	266,439
STMicroelectronics NV	47,379	383,710
Suez Environnement SA	5,457	121,860
Technip SA	3,825	241,715
Total SA	47,073	2,822,257
Unibail-Rodamco SE	918	204,456
Vallourec SA	2,550	405,210
Veolia Environnement	12,444	408,980
Vinci SA	14,892	782,877
Vivendi SA	32,283	900,958

		29,005,568
GERMANY—6.03%
Allianz SE Registered	16,116	1,855,663
BASF SE	51,867	2,793,242
Celesio AG	6,477	161,409
Commerzbank AG(a)(b)	30,294	317,351
Daimler AG Registered	26,775	1,306,831
Deutsche Bank AG Registered	23,052	1,685,468
Deutsche Boerse AG	7,599	618,002
Deutsche Postbank AG(a)	2,958	92,045
Deutsche Telekom AG Registered	109,242	1,497,373
E.ON AG	61,506	2,367,642

Fresenius Medical Care AG & Co. KGaA	8,925	433,898
GEA Group AG	17,646	334,039
Hochtief AG	4,284	324,322
K+S AG	6,936	380,490
Linde AG	7,854	827,281
Merck KGaA	3,009	283,737
METRO AG	8,415	468,825
Muenchener Rueckversicherungs-Gesellschaft AG Registered	8,415	1,336,449
RWE AG	13,362	1,176,983
Salzgitter AG	2,703	244,234
SAP AG	36,057	1,638,569
Siemens AG Registered	29,325	2,659,658
ThyssenKrupp AG	19,635	634,453
Volkswagen AG	2,805	457,899
Wacker Chemie AG	1,377	198,862

		24,094,725
GREECE—0.01%
National Bank of Greece SA SP ADR	6,426	46,717

		46,717
HONG KONG—2.37%
Bank of East Asia Ltd.(b)	65,400	234,589
Belle International Holdings Ltd.	204,000	210,047
BOC Hong Kong (Holdings) Ltd.	204,000	480,108
Cathay Pacific Airways Ltd.(a)	153,000	251,504
Cheung Kong (Holdings) Ltd.(b)	51,000	660,017
Cheung Kong Infrastructure Holdings Ltd.	51,000	182,607
CLP Holdings Ltd.	51,000	342,841
Esprit Holdings Ltd.	51,000	345,802
Fosun International Ltd.	331,500	229,262
Hang Seng Bank Ltd.	30,600	440,231
Henderson Land Development Co. Ltd.	51,000	367,188
Hong Kong Aircraft Engineering Co. Ltd.	20,400	242,950
Hong Kong and China Gas Co. Ltd. (The)	153,300	371,073
Hong Kong Exchanges and Clearing Ltd.	25,500	459,972
Hongkong Electric Holdings Ltd.	76,500	410,619
Hutchison Whampoa Ltd.	51,000	364,227
Kingboard Chemical Holdings Co. Ltd.	51,000	209,258
Li & Fung Ltd.	102,000	432,993
MTR Corp. Ltd.	76,500	273,910
New World Development Co. Ltd.	102,000	223,998
Orient Overseas International Ltd.	51,000	254,334
Shangri-La Asia Ltd.	102,000	198,729
Sun Hung Kai Properties Ltd.	51,000	787,678
Swire Pacific Ltd. Class A	25,500	315,861
Tencent Holdings Ltd.	51,000	902,177
Wharf (Holdings) Ltd. (The)	51,000	281,313

		9,473,288

HUNGARY—0.20%
MOL Hungarian Oil and Gas Nyrt(a)	4,998	424,115
OTP Bank Nyrt(a)	5,967	171,026
Richter Gedeon Nyrt	1,020	214,465

		809,606
INDIA—1.84%
HDFC Bank Ltd. SP ADR(b)	19,176	2,121,057
ICICI Bank Ltd. SP ADR	45,594	1,433,931
Infosys Technologies Ltd. SP ADR	40,206	1,849,476
Reliance Industries Ltd. SP GDR(d)	459	38,281
Wipro Ltd. SP ADR	111,894	1,918,982

		7,361,727
INDONESIA—0.56%
PT Bank Central Asia Tbk	765,000	366,479
PT Bank Mandiri Tbk	739,500	362,007
PT Bank Rakyat Indonesia Tbk	331,500	246,455
PT Bumi Resources Tbk	365,000	90,772
PT Indosat Tbk	157,422	84,893
PT Perusahaan Gas Negara Tbk	892,500	338,776
PT Semen Gresik (Persero) Tbk	229,500	164,615
PT Telekomunikasi Indonesia Tbk	535,500	471,016
PT United Tractors Tbk	76,500	120,157

		2,245,170
IRELAND—0.32%
Anglo Irish Bank Corp. Ltd.(e)	64,486	9
CRH PLC	40,477	994,308
Elan Corp. PLC(a)	20,043	106,757
Kerry Group PLC Class A	6,171	183,466

		1,284,540
ISRAEL—0.37%
Delek Group Ltd. (The)	1,122	186,485
Discount Investment Corp. Ltd.	12,903	305,384
Elbit Systems Ltd.	2,142	130,517
Israel Discount Bank Ltd. Class A(a)	121,839	236,290
Teva Pharmaceutical Industries Ltd.	12,138	606,333

		1,465,009
ITALY—2.39%
Assicurazioni Generali SpA	38,865	984,012
Banco Popolare SpA(a)	17,850	156,177
Enel SpA	117,274	701,644
Eni SpA	133,008	3,318,531
Exor SpA	13,460	267,508
Fiat SpA(a)	32,691	490,057
Fondiaria-Sai SpA	6,171	113,175
Intesa Sanpaolo SpA(a)	235,081	997,194
Luxottica Group SpA(a)	6,070	148,042

Mediobanca SpA	34,484	441,888
Mediolanum SpA	40,086	255,802
Saipem SpA	7,395	219,747
Telecom Italia SpA	328,746	525,307
Tenaris SA	6,681	119,768
UniCredit SpA(a)	199,072	672,621
Unione di Banche Italiane ScpA	10,353	148,705

		9,560,178
JAPAN—15.42%
Advantest Corp.	10,200	232,125
AEON Co. Ltd.	20,400	184,799
AEON Credit Service Co. Ltd.	5,100	49,975
Aisin Seiki Co. Ltd.	10,200	267,620
All Nippon Airways Co. Ltd.	51,000	142,543
Amada Co. Ltd.	51,000	318,891
Asahi Breweries Ltd.	20,400	363,964
Asahi Glass Co. Ltd.	51,000	439,461
Asahi Kasei Corp.	51,000	257,479
Astellas Pharma Inc.	20,400	759,479
Bridgestone Corp.	25,500	431,291
Canon Inc.	20,400	795,537
Canon Marketing Japan Inc.	15,300	250,324
Casio Computer Co. Ltd.	30,600	229,534
Chubu Electric Power Co. Inc.	10,200	227,618
Chugai Pharmaceutical Co. Ltd.	20,400	402,952
Citizen Watch Co. Ltd.	25,500	146,487
Coca-Cola West Co. Ltd.	15,300	284,466
Cosmo Oil Co. Ltd.	102,000	272,691
Credit Saison Co. Ltd.	10,200	117,415
Daido Steel Co. Ltd.	51,000	178,038
Daiichi Sankyo Co. Ltd.	25,500	503,690
Daikin Industries Ltd.	10,200	354,949
Dainippon Pharmaceutical Co. Ltd.	51,000	535,241
Daiwa Securities Group Inc.	51,000	276,635
Denso Corp.	25,500	719,758
Eisai Co. Ltd.	10,200	366,217
Fanuc Ltd.	10,200	868,780
FUJIFILM Holdings Corp.	25,500	740,886
Fujitsu Ltd.	153,000	926,248
Gunma Bank Ltd.	102,000	539,748
Hachijuni Bank Ltd. (The)	102,000	611,865
Hino Motors Ltd.(a)	51,000	192,687
Hitachi Construction Machinery Co. Ltd.	10,200	246,211
Hitachi High-Technologies Corp.	15,300	258,099
Hitachi Ltd.(a)	51,000	167,897
Honda Motor Co. Ltd.	40,800	1,298,100
Hoya Pentax HD Corp.	20,400	457,490
IBIDEN Co. Ltd.	5,100	188,179
Idemitsu Kosan Co. Ltd.	5,100	379,739
IHI Corp.(a)	153,000	297,481

ITO EN Ltd.	20,400	344,808
ITOCHU Corp.	102,000	662,572
Japan Airlines Corp.(a)(b)	102,000	131,838
Japan Petroleum Exploration Co. Ltd.	5,100	260,859
Japan Prime Realty Investment Corp.	255	563,130
Japan Retail Fund Investment Corp.	51	242,267
Japan Tobacco Inc.	51	144,628
JFE Holdings Inc.	15,300	512,141
JSR Corp.	10,200	202,715
JTEKT Corp.	15,300	165,981
Kansai Electric Power Co. Inc. (The)	15,300	330,779
Kawasaki Heavy Industries Ltd.	102,000	260,296
Kawasaki Kisen Kaisha Ltd.(a)	51,000	190,433
Keio Corp.	102,000	645,669
Kobe Steel Ltd.(a)	153,000	283,959
Komatsu Ltd.	10,400	208,873
Konica Minolta Holdings Inc.	25,500	246,211
Kubota Corp.	51,000	405,093
Kuraray Co. Ltd.	25,500	268,466
Kurita Water Industries Ltd.	10,200	318,891
Kyocera Corp.	10,200	873,288
Leopalace21 Corp.(a)	56,100	310,496
Mabuchi Motor Co. Ltd.	5,100	246,774
Marubeni Corp.	102,000	518,338
Meiji Holdings Co. Ltd.(a)	5,695	232,783
Minebea Co. Ltd.	51,000	218,604
Mitsubishi Chemical Holdings Corp.	51,000	192,687
Mitsubishi Corp.	45,900	1,002,478
Mitsubishi Electric Corp.(a)	51,000	397,768
Mitsubishi Estate Co. Ltd.	51,000	791,030
Mitsubishi Gas Chemical Co. Inc.	51,000	240,577
Mitsubishi Heavy Industries Ltd.	102,000	367,344
Mitsubishi Motors Corp.(a)	102,000	153,248
Mitsubishi UFJ Financial Group Inc.	295,800	1,617,554
Mitsui Chemicals Inc.	51,000	178,601
Mitsui O.S.K. Lines Ltd.	51,000	303,115
Mitsumi Electric Co. Ltd.	10,200	211,843
Mizuho Financial Group Inc.	286,000	578,193
Murata Manufacturing Co. Ltd.	10,200	507,070
NEC Corp.(a)	153,000	446,222
Nidec Corp.	5,100	441,151
Nintendo Co. Ltd.	5,100	1,305,988
Nippon Mining Holdings Inc.	51,000	233,816
Nippon Steel Corp.	153,000	596,653
Nippon Telegraph and Telephone Corp.	15,300	633,838
Nishi-Nippon City Bank Ltd. (The)	102,000	256,916
Nisshin Seifun Group Inc.	51,000	687,925
Nisshin Steel Co. Ltd.	102,000	173,531
Nitto Denko Corp.	5,100	156,347
Nomura Holdings Inc.	102,000	738,069
NSK Ltd.	51,000	304,242

NTN Corp.	51,000	197,194
NTT DoCoMo Inc.	357	520,198
Omron Corp.	15,300	262,662
Ono Pharmaceutical Co. Ltd.	5,100	243,394
ORIX Corp.	4,080	270,888
Panasonic Corp.	51,000	727,928
Panasonic Electric Works Co. Ltd.	51,000	655,247
Ricoh Co. Ltd.	51,000	714,969
Rohm Co. Ltd.	5,100	343,117
Santen Pharmaceutical Co. Ltd.	15,300	527,353
SANYO Electric Co. Ltd.(a)(b)	204,000	513,831
Secom Co. Ltd.	5,100	239,450
Seiko Epson Corp.	10,200	161,136
Seven & I Holdings Co. Ltd.	25,500	564,820
77 Bank Ltd. (The)	102,000	594,962
Sharp Corp.	51,000	558,341
Shin-Etsu Chemical Co. Ltd.	15,300	826,524
Showa Shell Sekiyu K.K.	40,800	407,910
SMC Corp.	5,100	593,836
SoftBank Corp.	25,500	612,710
Sony Corp.	30,600	941,460
Stanley Electric Co. Ltd.	10,200	204,631
Sumitomo Chemical Co. Ltd.	51,000	207,899
Sumitomo Corp.	56,100	557,777
Sumitomo Heavy Industries Ltd.(a)	51,000	238,886
Sumitomo Metal Industries Ltd.	102,000	267,057
Sumitomo Mitsui Financial Group Inc.	25,500	890,190
Taiyo Nippon Sanso Corp.	51,000	577,497
Takeda Pharmaceutical Co. Ltd.	30,600	1,233,871
TDK Corp.	5,100	300,862
Terumo Corp.	5,100	271,564
THK Co. Ltd.	15,300	270,438
Tokio Marine Holdings Inc.	15,300	403,121
Tokyo Electric Power Co. Inc. (The)	25,500	626,795
Tokyo Electron Ltd.	10,200	590,455
Tokyo Tatemono Co. Ltd.	102,000	501,436
TonenGeneral Sekiyu K.K.	51,000	468,758
Toray Industries Inc.	51,000	295,228
Toshiba Corp.(a)	102,000	597,216
Toyo Seikan Kaisha Ltd.	20,400	348,864
Toyota Industries Corp.	10,200	282,833
Toyota Motor Corp.	81,600	3,299,337
Toyota Tsusho Corp.	10,200	149,642
Ube Industries Ltd.	102,000	268,184
Ushio Inc.	10,200	162,601
USS Co. Ltd.	2,550	156,065
Yahoo! Japan Corp.	510	157,924
Yokogawa Electric Corp.	25,500	211,279

		61,607,027

MEXICO—1.24%
America Movil SAB de CV Series L	714,000	1,582,096
Cemex SAB de CV CPO(a)	326,499	341,753
Fomento Economico Mexicano SAB de CV BD Units	132,600	564,352
Grupo Financiero Banorte SAB de CV Series O	71,400	235,062
Grupo Mexico SAB de CV Series B(a)	134,888	269,050
Grupo Modelo SAB de CV Series C(a)	71,400	330,259
Kimberly-Clark de Mexico SAB de CV Series A	66,300	262,470
Telmex Internacional SAB de CV Series L	510,000	331,461
Wal-Mart de Mexico SAB de CV Series V	290,700	1,039,019

		4,955,522
NETHERLANDS—1.55%
Aegon NV(a)	64,005	460,754
Akzo Nobel NV	15,300	909,296
ASML Holding NV	20,910	567,054
Heineken NV	6,120	271,931
ING Groep NV CVA(a)	77,418	1,020,727
Koninklijke Ahold NV	43,350	548,783
Koninklijke DSM NV	10,200	449,080
Koninklijke KPN NV	54,009	984,142
Koninklijke Philips Electronics NV	31,365	792,965
TNT NV	6,999	186,706

		6,191,438
NORWAY—0.29%
Renewable Energy Corp. ASA(a)	7,123	42,979
StatoilHydro ASA	30,345	723,755
Telenor ASA(a)	14,943	194,462
Yara International ASA	5,355	179,130

		1,140,326
PHILIPPINE ISLANDS—0.25%
Bank of the Philippine Islands	489,600	483,276
Metropolitan Bank & Trust Co.	372,300	320,578
Philippine Long Distance Telephone Co.	3,570	194,564

		998,418
PORTUGAL—0.27%
Banco Comercial Portugues SA Registered	611,337	874,937
CIMPOR - Cimentos de Portugal SGPS SA	26,979	211,012

		1,085,949
RUSSIA—1.46%
JSC MMC Norilsk Nickel SP ADR(a)	2,872	37,910
LUKOIL SP ADR	26,673	1,557,703
OAO Gazprom SP ADR	70,893	1,712,066
OAO NovaTek SP GDR(c)	9,435	476,467
OAO Tatneft SP ADR	2,601	67,756
OAO TMK SP GDR(a)(c)	18,105	327,700

OJSC Rosneft Oil Co. SP GDR	10,098	77,250
Polyus Gold SP ADR	10,098	273,151
Sistema JSFC SP GDR(a)(c)	25,704	418,461
Surgutneftegaz SP ADR	89,760	795,274
Uralkali SP GDR(a)(c)	3,213	72,646

		5,816,384
SINGAPORE—1.39%
CapitaLand Ltd.	73,500	217,575
COSCO Corp. (Singapore) Ltd.	102,000	82,414
DBS Group Holdings Ltd.	51,500	480,920
Keppel Corp. Ltd.	51,000	298,659
Neptune Orient Lines Ltd.	264,250	300,424
Noble Group Ltd.	191,600	358,938
Oversea-Chinese Banking Corp. Ltd.	153,000	837,996
SembCorp Marine Ltd.	153,000	381,803
Singapore Airlines Ltd.	72,000	700,154
Singapore Exchange Ltd.(b)	51,000	294,648
Singapore Telecommunications Ltd.	459,000	964,899
United Overseas Bank Ltd.	51,000	622,845

		5,541,275
SOUTH AFRICA—1.37%
African Bank Investments Ltd.	111,282	437,905
Anglo Platinum Ltd.(a)	3,366	294,171
AngloGold Ashanti Ltd.	12,138	449,573
ArcelorMittal South Africa Ltd.	29,788	405,318
Aspen Pharmacare Holdings Ltd.(a)	21,573	182,462
FirstRand Ltd.	166,464	378,356
Gold Fields Ltd.	31,722	407,316
Growthpoint Properties Ltd.	159,885	284,145
Harmony Gold Mining Co. Ltd.	26,061	261,376
Impala Platinum Holdings Ltd.	18,870	420,217
Kumba Iron Ore Ltd.	12,087	364,448
Redefine Income Fund Ltd.	429,828	395,396
Sasol Ltd.	31,161	1,177,645

		5,458,328
SOUTH KOREA—2.51%
KB Financial Group Inc. SP ADR(a)	33,971	1,611,584
Korea Electric Power Corp. SP ADR(a)	41,106	570,551
KT Corp. SP ADR	29,121	467,392
LG Display Co. Ltd. SP ADR	13,107	155,973
POSCO SP ADR	11,424	1,166,619
Samsung Electronics Co. Ltd. SP GDR(b)(c)	13,107	3,991,081
Shinhan Financial Group Co. Ltd. SP ADR	22,452	1,698,494
SK Telecom Co. Ltd. SP ADR	21,981	367,302

		10,028,996

SPAIN—4.08%
Abertis Infraestructuras SA	9,290	198,613
Acciona SA	2,244	275,137
Acerinox SA	22,797	455,934
Actividades de Construcciones y Servicios SA	9,183	443,325
Banco Bilbao Vizcaya Argentaria SA	118,864	2,143,118
Banco Popular Espanol SA(b)	41,550	372,734
Banco Santander SA	232,990	3,779,697
Banco Santander SA London	5,000	80,233
Fomento de Construcciones y Contratas SA	4,845	198,158
Gamesa Corporacion Tecnologica SA	22,848	420,714
Gas Natural SDG SA	5,508	111,296
Grupo Ferrovial SA(b)	4,998	208,398
Iberdrola SA	111,129	1,013,305
Indra Sistemas SA	10,098	238,534
Industria de Diseno Textil SA	11,271	665,192
Repsol YPF SA	56,508	1,514,502
Telefonica SA	133,926	3,760,349
Zardoya Otis SA	20,809	419,705

		16,298,944
SWEDEN—2.01%
Alfa Laval AB	28,560	358,167
Assa Abloy AB Class B	15,810	283,116
Electrolux AB Class B(a)	16,677	409,775
Getinge AB Class B	13,888	263,466
Hennes & Mauritz AB Class B	18,615	1,076,843
Husqvarna AB Class B(a)	38,709	249,171
Investor AB Class B	49,725	898,201
Millicom International Cellular SA SDR(a)	2,346	154,172
Nordea Bank AB	113,276	1,250,333
Sandvik AB	63,087	717,370
Scania AB Class B	43,401	569,823
Securitas AB Class B	20,758	197,928
Skandinaviska Enskilda Banken AB Class A(a)	13,770	86,685
Skanska AB Class B	22,797	342,620
SSAB AB Class A	8,007	126,015
SSAB AB Class B	4,539	65,450
Svenska Handelsbanken AB Class A	9,537	253,132
Tele2 AB Class B	12,801	190,755
TeliaSonera AB	77,520	522,189

		8,015,211
SWITZERLAND—5.34%
ABB Ltd. Registered(a)	84,303	1,582,765
Compagnie Financiere Richemont SA Class A Bearer Units	9,289	261,733
Credit Suisse Group AG Registered	29,784	1,612,422
Kuehne & Nagel International AG Registered	4,335	394,456
Logitech International SA Registered(a)	8,466	145,557
Nestle SA Registered	117,300	5,476,481

Nobel Biocare Holding AG Registered	6,120	174,473
Novartis AG Registered	75,327	3,952,967
Roche Holding AG Genusschein	22,236	3,575,562
Swiss Life Holding AG Registered(a)	918	110,599
Swiss Reinsurance Co. Registered	9,537	391,257
Syngenta AG Registered	3,009	716,226
Synthes Inc.	1,581	188,315
UBS AG Registered(a)	111,027	1,875,291
Zurich Financial Services AG Registered	3,774	869,208

		21,327,312
TAIWAN—1.88%
AU Optronics Corp. SP ADR	67,296	594,224
Chunghwa Telecom Co. Ltd. SP ADR	150,457	2,614,943
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	84,058	672,464
Siliconware Precision Industries Co. SP ADR	100,419	675,820
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	212,699	2,029,148
United Microelectronics Corp. SP ADR(a)	276,639	910,142

		7,496,741
THAILAND—0.23%
Bangkok Bank PCL NVDR	69,740	233,684
Banpu PCL NVDR	5,100	66,830
Kasikornbank PCL NVDR	97,940	227,818
PTT Aromatics & Refining PCL NVDR	76,500	48,749
PTT Chemical PCL NVDR	30,600	57,218
PTT Exploration & Production PCL NVDR	15,300	66,372
PTT PCL NVDR	10,200	73,239
Ratchaburi Electricity Generating Holding PCL NVDR	40,800	45,164
Thai Oil PCL NVDR	35,700	44,058
TMB Bank PCL NVDR(a)	1,983,900	65,289

		928,421
TURKEY—0.26%
Turk Sise ve Cam Fabrikalari AS(a)(b)	648,122	687,514
Turkiye Petrol Rafinerileri AS	20,145	349,436

		1,036,950
UNITED KINGDOM—15.55%
AMEC PLC	19,023	252,891
Anglo American PLC(a)	44,268	1,616,267
AstraZeneca PLC	60,027	2,713,086
Aviva PLC	106,845	675,588
BAE Systems PLC	15,606	80,902
Barclays PLC(a)(f)	322,626	1,712,398
BG Group PLC	155,907	2,711,237
BHP Billiton PLC	69,156	1,873,480
BP PLC	644,385	6,078,810
British American Tobacco PLC	54,774	1,754,271
British Land Co. PLC(b)	22,148	172,389
BT Group PLC	289,170	625,846

Bunzl PLC	46,869	513,370
Cadbury PLC	39,525	501,989
Capita Group PLC	36,567	459,900
Carnival PLC	6,120	191,367
Carphone Warehouse Group PLC (The)	39,984	121,336
Centrica PLC	141,552	579,352
Compass Group PLC	74,766	478,173
Diageo PLC	97,257	1,596,723
Experian PLC	44,676	411,657
Friends Provident Group PLC	95,166	128,003
G4S PLC	60,231	251,183
GlaxoSmithKline PLC	212,925	4,387,187
Home Retail Group PLC	46,563	223,579
HSBC Holdings PLC	580,382	6,445,104
ICAP PLC	39,321	263,666
Imperial Tobacco Group PLC	38,302	1,136,432
InterContinental Hotels Group PLC	16,779	217,113
International Power PLC	45,900	192,175
Invensys PLC	58,599	273,354
J Sainsbury PLC	60,537	329,195
Johnson Matthey PLC	16,524	384,591
Kingfisher PLC	98,532	363,160
Land Securities Group PLC	20,965	228,772
Legal & General Group PLC	315,435	408,159
Lloyds Banking Group PLC(a)	230,214	330,256
London Stock Exchange Group PLC	21,777	305,476
Man Group PLC	68,187	348,428
Marks & Spencer Group PLC	65,535	369,984
National Grid PLC	91,188	911,629
Next PLC	9,180	271,617
Old Mutual PLC	186,558	326,579
Prudential PLC	90,372	828,989
Reckitt Benckiser PLC	23,358	1,168,541
Rexam PLC	169,167	772,405
Rio Tinto PLC	47,354	2,102,047
Royal Bank of Scotland Group PLC(a)	503,523	347,929
Royal Dutch Shell PLC Class A	16,320	486,102
SABMiller PLC	24,684	652,227
Sage Group PLC (The)	59,823	210,531
Scottish & Southern Energy PLC	28,866	513,402
Serco Group PLC	31,467	262,196
Shire PLC	16,473	291,083
Smith & Nephew PLC	47,430	422,570
Standard Chartered PLC	52,250	1,292,325
Standard Life PLC	73,644	264,633
Tesco PLC	292,842	1,966,303
3i Group PLC	121,344	527,444
Tullow Oil PLC	42,942	840,199
United Utilities Group PLC	14,076	102,206
Vodafone Group PLC	1,755,624	3,893,719
Wm Morrison Supermarkets PLC	65,025	300,115

Wolseley PLC(a)	13,337	272,163
WPP PLC	40,392	365,192
Xstrata PLC(a)	69,212	1,006,805

		62,105,800

TOTAL COMMON STOCKS
(Cost: $354,573,720)		390,057,710

Security	Shares	Value

PREFERRED STOCKS—2.07%

BRAZIL—1.74%
Aracruz Celulose SA SP ADR(a)	3,111	57,927
Banco Bradesco SA SP ADR	71,655	1,411,604
Brasil Telecom Participacoes SA SP ADR	1,071	53,903
Centrais Eletricas Brasileiras SA SP ADR	5,202	66,221
Companhia de Bebidas das Americas SP ADR	5,151	464,002
Companhia Energetica de Minas Gerais SP ADR	6,044	95,435
Companhia Paranaense de Energia SP ADR	5,151	90,658
Gerdau SA SP ADR	5,100	77,010
Net Servicos de Comunicacao SA SP ADR	5,202	63,933
Petroleo Brasileiro SA SP ADR	74,125	2,973,895
Vale SA SP ADR	69,054	1,595,147

		6,949,735
GERMANY—0.22%
Henkel AG & Co. KGaA	8,670	396,045
Porsche Automobil Holding SE	4,182	321,227
RWE AG NVS	2,295	180,821

		898,093
ITALY—0.11%
Intesa Sanpaolo SpA RNC	41,637	136,689
Telecom Italia SpA RNC	263,823	292,138

		428,827

TOTAL PREFERRED STOCKS
(Cost: $6,272,683)		8,276,655

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(e)	25,932	4

		4

TOTAL RIGHTS
(Cost: $0)		4

Security	Shares	Value

WARRANTS—0.00%

ITALY—0.00%
Mediobanca SpA (Expires 3/18/11)(a)(e)	26,404	4

		4

TOTAL WARRANTS
(Cost: $0)		4

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.31%

MONEY MARKET FUNDS—1.31%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(f)(g)(h)	4,393,716	4,393,716
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(f)(g)(h)	647,265	647,265
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(f)(g)	185,826	185,826

		5,226,807
TOTAL SHORT-TERM INVESTMENTS

(Cost: $5,226,807)		5,226,807

TOTAL INVESTMENTS IN SECURITIES—101.03%
(Cost: $366,073,210)		403,561,180
Other Assets, Less Liabilities—(1.03)%		(4,111,497)

NET ASSETS—100.00%		$399,449,683

NVDR  -  Non-Voting Depositary Receipts

NVS  -  Non-Voting Shares

SDR  -  Swedish Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Security valued using Level 3 inputs. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—98.45%

CHINA—25.89%
Agile Property Holdings Ltd.	1,880,000	$2,479,094
Air China Ltd. Class H(a)	1,880,000	1,047,914
Alibaba.com Ltd.	376,000	879,084
Aluminum Corp. of China Ltd. Class H(a)	2,256,000	2,541,193
Angang New Steel Co. Ltd. Class H(b)	1,128,000	2,139,492
Anhui Conch Cement Co. Ltd. Class H	376,000	2,483,946
Bank of China Ltd. Class H	18,612,000	10,998,737
Bank of Communications Co. Ltd. Class H	2,820,000	3,453,024
Beijing Capital International Airport Co. Ltd. Class H(a)	752,000	515,225
Beijing Enterprises Holdings Ltd.(b)	376,000	2,275,333
BYD Co. Ltd. Class H(a)(b)	376,000	3,507,603
China Agri-Industries Holdings Ltd.	2,256,000	2,200,621
China BlueChemical Ltd. Class H	2,291,500	1,238,848
China CITIC Bank Class H	3,574,000	2,739,210
China Coal Energy Co. Class H	2,256,000	3,248,535
China Communications Construction Co. Ltd. Class H	970,000	1,071,346
China Construction Bank Class H	16,168,000	14,206,520
China COSCO Holdings Co. Ltd. Class H	1,974,000	2,506,262
China Dongxiang Group Co.	1,316,000	816,743
China Everbright Ltd.	1,504,000	3,625,008
China High Speed Transmission Equipment Group Co. Ltd.	387,000	788,955
China Life Insurance Co. Ltd. Class H	3,196,000	15,072,262
China Mengniu Dairy Co. Ltd.(a)	752,000	2,134,641
China Merchants Bank Co. Ltd. Class H	1,703,100	4,471,867
China Mobile Ltd.	2,538,000	24,233,025
China Oilfield Services Ltd. Class H	1,880,000	2,090,978
China Overseas Land & Investment Ltd.	2,321,760	5,116,694
China Petroleum & Chemical Corp. Class H	9,400,000	8,174,704
China Railway Construction Corp. Class H	1,598,000	2,152,591
China Railway Group Ltd. Class H(a)	2,256,000	1,819,296
China Resources Enterprise Ltd.	752,000	2,566,420
China Resources Land Ltd.	1,128,000	2,782,795
China Resources Power Holdings Co. Ltd.	822,400	1,731,759
China Shenhua Energy Co. Ltd. Class H	1,598,000	7,360,872
China Shipping Container Lines Co. Ltd. Class H(a)(b)	6,392,000	2,342,283
China Shipping Development Co. Ltd. Class H	1,128,000	1,633,000
China Unicom (Hong Kong) Ltd.	752,000	985,816
China Yurun Food Group Ltd.	564,000	1,167,260
CNOOC Ltd.	8,084,000	12,537,619
Country Garden Holdings Co. Ltd.(b)	2,256,000	881,995
Datang International Power Generation Co. Ltd. Class H	2,256,000	1,094,489
Denway Motors Ltd.	6,768,000	3,292,198
Dongfang Electric Corp. Ltd. Class H	376,000	1,896,919
Dongfeng Motor Group Co. Ltd. Class H	3,760,000	4,565,221
GOME Electrical Appliances Holdings Ltd.(a)	2,820,160	851,479

Guangdong Investment Ltd.	1,880,000	994,548
Guangshen Railway Co. Ltd. Class H	376,000	154,762
Guangzhou R&F Properties Co. Ltd. Class H	827,200	1,596,711
Harbin Power Equipment Co. Ltd. Class H	1,128,000	1,074,112
Hengan International Group Co. Ltd.	376,000	2,437,857
Huaneng Power International Inc. Class H	752,000	493,878
Industrial and Commercial Bank of China Ltd. Class H	20,304,000	16,478,457
Jiangsu Expressway Co. Ltd. Class H	376,000	339,602
Jiangxi Copper Co. Ltd. Class H	1,504,000	3,508,573
Lenovo Group Ltd.(b)	4,888,000	2,781,340
Li Ning Co. Ltd.(b)	752,000	2,076,424
Maanshan Iron & Steel Co. Ltd. Class H(a)(b)	2,256,000	1,394,308
Parkson Retail Group Ltd.	846,000	1,392,853
PetroChina Co. Ltd. Class H	10,152,000	12,574,975
PICC Property and Casualty Co. Ltd. Class H(a)(b)	1,504,000	1,131,360
Ping An Insurance (Group) Co. of China Ltd. Class H	470,000	4,220,767
Shanghai Electric Group Co. Ltd. Class H	3,760,000	1,804,742
Shanghai Industrial Holdings Ltd.	188,000	896,307
Shimao Property Holdings Ltd.	846,000	1,611,169
Sino-Ocean Land Holdings Ltd.	3,008,000	3,000,140
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	2,256,000	919,836
Soho China Ltd.(b)	3,666,000	2,005,592
Tingyi (Cayman Islands) Holding Corp.	1,504,000	3,376,614
Tsingtao Brewery Co. Ltd. Class H	376,000	1,547,615
Want Want China Holdings Ltd.	1,128,000	668,045
Yanzhou Coal Mining Co. Ltd. Class H	1,880,000	2,993,349
Zhejiang Expressway Co. Ltd. Class H	752,000	649,125
Zijin Mining Group Co. Ltd. Class H	3,760,000	3,721,067

		251,563,004
HONG KONG—15.00%
ASM Pacific Technology Ltd.	94,000	744,699
Bank of East Asia Ltd.	1,240,800	4,450,726
Belle International Holdings Ltd.	1,692,000	1,742,158
BOC Hong Kong (Holdings) Ltd.	1,880,000	4,424,528
Cathay Pacific Airways Ltd.(a)	564,000	927,113
Cheung Kong (Holdings) Ltd.	376,000	4,866,011
China Taiping Insurance Holdings Co. Ltd.(a)(b)	752,000	2,687,707
China Travel International Investment Hong Kong Ltd.(b)	5,264,000	1,093,518
Chinese Estates Holdings Ltd.	1,128,000	1,950,286
CLP Holdings Ltd.	752,000	5,055,218
CNPC (Hong Kong) Ltd.	3,760,000	4,031,560
Esprit Holdings Ltd.	470,000	3,186,800
Fosun International Ltd.(b)	2,726,000	1,885,276
Foxconn International Holdings Ltd.(a)	564,000	508,675
Hang Lung Group Ltd.	752,000	3,842,353
Hang Lung Properties Ltd.	940,000	3,626,464
Hang Seng Bank Ltd.	300,800	4,327,499
Henderson Land Development Co. Ltd.	376,000	2,707,113
Hong Kong Aircraft Engineering Co. Ltd.	150,400	1,791,158

Hong Kong and China Gas Co. Ltd. (The)	1,692,000	4,095,599
Hong Kong Exchanges and Clearing Ltd.	658,000	11,869,088
Hongkong Electric Holdings Ltd.	282,000	1,513,654
Hopewell Holdings Ltd.	752,000	2,406,322
Huabao International Holdings Ltd.(b)	940,000	899,945
Hutchison Whampoa Ltd.	564,000	4,027,922
Hysan Development Co. Ltd.	940,000	2,801,716
Kerry Properties Ltd.(b)	470,000	2,680,430
Kingboard Chemical Holdings Co. Ltd.	282,000	1,157,072
Li & Fung Ltd.	1,504,000	6,384,516
Lifestyle International Holdings Ltd.	1,128,000	1,845,494
Link REIT (The)(b)	1,692,000	3,855,452
Mongolia Energy Corp. Ltd.(a)	940,000	405,097
MTR Corp. Ltd.	376,000	1,346,279
New World Development Co. Ltd.	1,692,000	3,715,730
NWS Holdings Ltd.	940,000	1,814,445
Orient Overseas International Ltd.	376,000	1,875,088
Shangri-La Asia Ltd.	1,880,000	3,662,850
Shui On Land Ltd.	2,267,800	1,407,454
Sino Land Co. Ltd.(b)	1,128,000	2,191,888
Sun Hung Kai Properties Ltd.	376,000	5,807,193
Swire Pacific Ltd. Class A	188,000	2,328,699
Television Broadcasts Ltd.	376,000	1,797,465
Tencent Holdings Ltd.	564,000	9,977,020
Wharf (Holdings) Ltd. (The)	564,000	3,110,996
Wheelock and Co. Ltd.	752,000	2,445,134
Wing Hang Bank Ltd.	282,000	2,774,427
Yue Yuen Industrial Holdings Ltd.	1,316,000	3,701,661

		145,747,498
INDIA—9.41%
HDFC Bank Ltd. SP ADR	206,800	22,874,148
ICICI Bank Ltd. SP ADR	418,112	13,149,622
Infosys Technologies Ltd. SP ADR	407,584	18,748,864
Mahanagar Telephone Nigam Ltd. SP ADR	526,400	1,531,824
Reliance Industries Ltd. SP GDR(b)(c)	280,151	23,364,593
Wipro Ltd. SP ADR(b)	688,644	11,810,245

		91,479,296
INDONESIA—3.90%
PT Aneka Tambang Tbk	5,521,000	1,315,212
PT Astra Agro Lestari Tbk	658,000	1,491,696
PT Astra International Tbk	1,504,000	4,929,340
PT Bank Central Asia Tbk	5,614,500	2,689,669
PT Bank Danamon Indonesia Tbk	3,183,500	1,516,746
PT Bank Mandiri Tbk	4,305,500	2,107,666
PT Bank Rakyat Indonesia Tbk	2,903,000	2,158,251
PT Bumi Resources Tbk	10,622,000	2,641,597
PT Indocement Tunggal Prakarsa Tbk	2,155,000	2,493,482

PT Indofood Sukses Makmur Tbk	7,297,500	2,349,719
PT International Nickel Indonesia Tbk(a)	2,155,000	913,901
PT Perusahaan Gas Negara Tbk	6,549,500	2,486,067
PT Semen Gresik (Persero) Tbk	2,622,500	1,881,060
PT Tambang Batubara Bukit Asam Tbk	2,061,500	3,281,131
PT Unilever Indonesia Tbk	846,000	894,722
PT United Tractors Tbk	2,996,833	4,707,068

		37,857,327
PHILIPPINE ISLANDS—1.12%
Ayala Corp.	138,470	850,624
Ayala Land Inc.	940,000	207,287
Banco de Oro Unibank Inc.	1,029,400	756,673
Bank of the Philippine Islands	1,104,200	1,089,938
Energy Development Corp.	9,594,000	846,263
Jollibee Foods Corp.	4,508,500	4,829,014
Manila Electric Co.	292,000	1,152,914
Metropolitan Bank & Trust Co.	1,328,600	1,144,022

		10,876,735
SINGAPORE—8.29%
Ascendas Real Estate Investment Trust	1,385,535	1,842,691
CapitaLand Ltd.	1,504,500	4,453,634
CapitaMall Trust Management Ltd.	2,487,800	2,846,148
City Developments Ltd.	376,000	2,688,499
ComfortDelGro Corp. Ltd.	1,880,000	2,070,144
COSCO Corp. (Singapore) Ltd.(b)	1,692,000	1,367,102
DBS Group Holdings Ltd.	376,500	3,515,849
Fraser and Neave Ltd.	1,316,000	3,641,572
Genting Singapore PLC(a)(b)	5,172,600	3,994,429
Golden Agri-Resources Ltd.(a)	5,836,707	1,794,562
Jardine Cycle & Carriage Ltd.	188,000	3,140,167
Keppel Corp. Ltd.	752,000	4,403,761
Neptune Orient Lines Ltd.	1,316,000	1,496,150
Noble Group Ltd.	1,630,000	3,053,591
Olam International Ltd.(b)	1,316,000	2,587,680
Oversea-Chinese Banking Corp. Ltd.	940,000	5,148,475
SembCorp Industries Ltd.	940,000	2,258,339
SembCorp Marine Ltd.	1,692,000	4,222,287
Singapore Exchange Ltd.	940,000	5,430,767
Singapore Press Holdings Ltd.(b)	188,000	520,224
Singapore Technologies Engineering Ltd.	2,632,000	5,382,374
Singapore Telecommunications Ltd.	1,880,000	3,952,093
United Overseas Bank Ltd.	564,000	6,887,934
UOL Group Ltd.	564,000	1,367,102
Wilmar International Ltd.	564,000	2,536,599

		80,602,173

SOUTH KOREA—18.21%
KB Financial Group Inc. SP ADR(a)	652,736	30,965,796
Korea Electric Power Corp. SP ADR(a)	1,169,186	16,228,302
KT Corp. SP ADR	931,352	14,948,200
LG Display Co. Ltd. SP ADR	576,101	6,855,602
POSCO SP ADR	242,708	24,785,341
Samsung Electronics Co. Ltd. SP GDR(d)	143,480	43,689,660
Shinhan Financial Group Co. Ltd. SP ADR	371,180	28,079,767
SK Telecom Co. Ltd. SP ADR	680,184	11,365,875

		176,918,543
TAIWAN—14.03%
Advanced Semiconductor Engineering Inc. SP ADR(b)	1,039,828	4,024,134
AU Optronics Corp. SP ADR	1,130,668	9,983,798
Chunghwa Telecom Co. Ltd. SP ADR	1,687,112	29,322,007
Hon Hai Precision Industry Co. Ltd. SP GDR(d)	1,898,236	15,185,888
Siliconware Precision Industries Co. SP ADR	1,798,032	12,100,755
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	4,335,234	41,358,132
United Microelectronics Corp. SP ADR(a)(b)	7,416,673	24,400,854

		136,375,568
THAILAND—2.60%
Bangkok Bank PCL NVDR	244,525	819,351
Bank of Ayudhya PCL NVDR	2,805,900	1,511,031
Banpu PCL NVDR	282,000	3,695,318
BEC World PCL NVDR	2,413,200	1,617,223
CP All PCL NVDR	4,489,800	2,552,168
Glow Energy PCL NVDR	300,800	287,976
IRPC PCL NVDR	7,107,800	816,573
Kasikornbank PCL NVDR	900,375	2,094,365
Krung Thai Bank PCL NVDR	3,684,800	970,119
Land and Houses PCL NVDR	17,321,425	2,927,930
PTT Aromatics & Refining PCL NVDR	1,496,900	953,896
PTT Chemical PCL NVDR	57,400	107,330
PTT Exploration & Production PCL NVDR	842,400	3,654,391
Ratchaburi Electricity Generating Holding PCL NVDR	169,600	187,740
Thai Oil PCL NVDR	757,300	934,589
TMB Bank PCL NVDR(a)	64,867,800	2,134,767

		25,264,767

TOTAL COMMON STOCKS
(Cost: $809,063,840)		956,684,911

Security	Shares	Value

EXCHANGE-TRADED FUNDS—1.38%

iShares MSCI Malaysia Index Fund(e)	1,276,215	13,387,495

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $9,778,154)		13,387,495

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.94%

MONEY MARKET FUNDS—4.94%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(e)(f)(g)	41,188,697	41,188,697
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(e)(f)(g)	6,067,765	6,067,765
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(e)(f)	773,685	773,685

		48,030,147

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,030,147)		48,030,147

TOTAL INVESTMENTS IN SECURITIES – 104.77%
(Cost: $866,872,141)		1,018,102,553
Other Assets, Less Liabilities – (4.77)%		(46,312,640)

NET ASSETS – 100.00%		$971,789,913

NVDR  -  Non-Voting Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.20%

AUSTRALIA—8.30%
AGL Energy Ltd.	1,700,796	$21,315,961
Alumina Ltd.(a)	8,150,432	12,335,924
Amcor Ltd.	4,690,469	24,370,270
AMP Ltd.	6,892,489	37,056,916
Aristocrat Leisure Ltd.	1,452,894	5,934,015
Arrow Energy Ltd.(a)	1,986,354	7,376,914
Asciano Group(a)	9,322,998	12,889,119
ASX Ltd.	661,072	20,249,984
Australia and New Zealand Banking Group Ltd.	7,955,876	165,776,715
AXA Asia Pacific Holdings Ltd.	3,514,560	13,465,207
Bendigo and Adelaide Bank Ltd.	1,176,760	9,676,215
BHP Billiton Ltd.(b)	11,591,772	392,263,478
Billabong International Ltd.	604,588	5,681,579
BlueScope Steel Ltd.	6,382,692	17,417,549
Boral Ltd.	2,539,688	13,310,200
Brambles Ltd.	4,891,096	31,467,512
Caltex Australia Ltd.(a)	619,232	5,740,860
Coca-Cola Amatil Ltd.	2,425,674	23,321,167
Cochlear Ltd.	219,664	12,723,106
Commonwealth Bank of Australia	5,066,824	239,220,468
Computershare Ltd.	1,729,038	17,092,205
Crown Ltd.	2,021,078	15,066,530
CSL Ltd.	2,143,254	61,004,296
CSR Ltd.	4,939,212	8,591,414
Dexus Property Group	18,499,556	13,456,540
Energy Resources of Australia Ltd.	233,258	4,921,525
Fairfax Media Ltd.	8,572,433	12,471,141
Fortescue Metals Group Ltd.(a)	4,368,096	15,195,994
Foster’s Group Ltd.	7,137,904	35,409,457
Goodman Fielder Ltd.	4,662,022	6,782,291
Goodman Group	20,852,010	11,681,963
GPT Group	31,355,942	16,574,939
Harvey Norman Holdings Ltd.	2,672,530	9,635,444
Incitec Pivot Ltd.	5,847,140	14,054,045
Insurance Australia Group Ltd.	7,211,124	24,630,373
James Hardie Industries NV(a)	1,775,062	11,564,451
Leighton Holdings Ltd.(b)	488,629	15,894,906
Lend Lease Corp. Ltd.	1,788,660	15,160,267
Macquarie Group Ltd.	1,076,334	48,628,770
Macquarie Infrastructure Group	8,876,356	11,589,876
MAp Group	2,792,820	7,242,709
Metcash Ltd.	1,900,582	8,071,620
Mirvac Group	9,220,490	12,455,794
National Australia Bank Ltd.	6,529,132	176,106,752
Newcrest Mining Ltd.	1,690,336	49,334,620
Nufarm Ltd.	521,954	5,452,131
OneSteel Ltd.	4,692,356	13,144,040
Orica Ltd.	1,307,500	28,354,968
Origin Energy Ltd.	3,037,584	44,108,308
OZ Minerals Ltd.(a)	11,864,778	12,865,216

Paladin Energy Ltd.(a)	2,089,908	7,855,914
Qantas Airways Ltd.	3,444,915	8,715,911
QBE Insurance Group Ltd.	3,404,730	70,052,224
Rio Tinto Ltd.	1,515,654	87,349,577
Santos Ltd.	2,864,994	39,091,010
Sims Metal Management Ltd.	556,472	9,966,053
Sonic Healthcare Ltd.	1,260,430	15,967,722
Stockland Corp. Ltd.	8,503,980	28,969,420
Suncorp-Metway Ltd.	4,369,695	34,983,324
Tabcorp Holdings Ltd.	2,579,259	16,663,922
Tatts Group Ltd.	5,102,388	11,434,084
Telstra Corp. Ltd.	14,933,742	44,800,509
Toll Holdings Ltd.	2,338,856	18,111,755
Transurban Group	4,103,458	16,907,954
Wesfarmers Ltd.	3,485,272	88,463,606
Wesfarmers Ltd. Partially Protected	479,068	12,237,683
Westfield Group	7,022,844	77,863,480
Westpac Banking Corp.	9,825,078	234,111,291
Woodside Petroleum Ltd.	1,697,658	73,171,980
Woolworths Ltd.	4,196,552	108,565,086
WorleyParsons Ltd.	575,300	13,723,804

		2,817,142,053
AUSTRIA—0.37%
Erste Group Bank AG(b)	654,796	26,568,266
Oesterreichische Elektrizitaetswirtschafts AG Class A	351,456	15,862,621
OMV AG	552,288	22,906,089
Raiffeisen International Bank Holding AG	236,396	13,993,474
Telekom Austria AG	1,254,154	20,632,423
Vienna Insurance Group	203,970	11,553,376
voestalpine AG	412,124	14,198,396

		125,714,645
BELGIUM—1.04%
Anheuser-Busch InBev NV	2,514,584	118,743,126
Belgacom SA	554,380	20,857,979
Colruyt SA	73,018	17,436,814
Delhaize Group	359,317	24,493,127
Dexia SA(a)(b)	1,823,178	15,279,245
Fortis(a)(b)	7,967,382	34,702,159
Groupe Bruxelles Lambert SA	356,482	31,584,581
KBC Groep NV(a)	553,334	23,937,336
Mobistar SA	147,351	10,169,307
Solvay SA	232,125	22,895,378
UCB SA	383,882	16,465,210
Umicore	539,158	16,506,639

		353,070,901
DENMARK—0.88%
A.P. Moller - Maersk A/S Class A	1,052	7,070,201
A.P. Moller - Maersk A/S Class B	4,200	28,976,428
Carlsberg A/S Class B	369,238	26,133,099
Coloplast A/S Class B	132,842	10,916,320
Danske Bank A/S(a)	1,514,608	35,207,032

DSV A/S(a)	707,765	11,127,013
Novo Nordisk A/S Class B	1,577,368	98,505,367
Novozymes A/S Class B(b)	175,728	16,217,241
Topdanmark A/S(a)	88,910	12,884,996
Vestas Wind Systems A/S(a)	715,464	50,850,269

		297,887,966
FINLAND—1.13%
Elisa OYJ	531,368	10,341,051
Fortum OYJ	1,588,874	37,813,626
Kesko OYJ Class B	235,350	7,875,566
Kone OYJ Class B	579,484	21,759,742
Metso OYJ	426,768	11,995,306
Neste Oil OYJ	514,827	9,160,794
Nokia OYJ	12,747,602	162,316,918
Nokian Renkaat OYJ	404,802	8,684,235
Orion OYJ Class B	247,902	4,729,367
Outokumpu OYJ	442,458	7,370,390
Pohjola Bank PLC	598,320	6,691,558
Rautaruukki OYJ	319,665	6,565,364
Sampo OYJ Class A	1,553,310	37,402,686
Stora Enso OYJ Class R(a)	2,199,738	16,747,314
UPM-Kymmene OYJ	1,912,088	23,077,336
Wartsila OYJ Class B	293,926	10,707,389

		383,238,642
FRANCE—10.67%
Accor SA	581,576	28,037,970
Aeroports de Paris	94,144	7,185,543
Air France-KLM(a)(b)	480,114	7,409,699
Alcatel-Lucent(a)(b)	8,272,814	31,369,737
ALSTOM	722,869	50,474,813
ArcelorMittal	2,986,330	101,254,030
Atos Origin SA(a)	191,418	9,020,740
AXA(b)	5,461,166	137,101,381
BNP Paribas(b)	3,176,806	241,157,387
Bouygues SA	762,534	36,171,347
Bureau Veritas SA	152,716	8,449,681
Cap Gemini SA	525,103	24,490,265
Carrefour SA	2,198,692	94,953,640
Casino Guichard-Perrachon SA	164,222	13,127,887
Christian Dior SA	152,716	15,317,581
CNP Assurances SA	118,198	11,469,975
Compagnie de Saint-Gobain	1,285,535	63,171,013
Compagnie Generale de Geophysique-Veritas(a)(b)	466,516	9,295,776
Compagnie Generale des Etablissements Michelin Class B	518,816	38,695,371
Credit Agricole SA	3,079,424	59,543,041
Danone SA	1,933,008	116,805,980
Dassault Systemes SA	284,512	16,503,778
Eiffage SA(b)	135,980	7,451,461
Electricite de France(b)	802,282	44,981,625
Eramet(b)	17,782	5,587,052
Essilor International SA(b)	755,212	42,509,688

Eurazeo	134,934	8,538,900
European Aeronautic Defence and Space Co.(b)	1,445,572	27,268,733
Eutelsat Communications	219,660	7,016,708
Fonciere des Regions	72,174	7,992,009
France Telecom SA	6,315,748	157,111,097
GDF Suez(b)	4,155,758	174,781,632
Gecina SA	64,852	6,942,968
Hermes International(b)	187,234	26,186,155
Icade	69,432	7,342,122
Iliad SA(b)	56,484	6,142,108
Klepierre(b)	304,386	12,676,026
Lafarge SA	675,904	55,298,209
Lagardere SCA	492,666	22,392,279
L’Air Liquide SA(b)	858,766	93,002,666
L’Oreal SA	833,662	85,695,953
LVMH Moet Hennessy Louis Vuitton SA(b)	814,834	84,938,738
Natixis(a)	3,467,490	19,645,855
Neopost SA	152,716	13,433,866
PagesJaunes Groupe SA(b)	513,466	6,322,117
Pernod Ricard SA(b)	716,510	60,036,950
PPR SA	275,098	30,182,229
PSA Peugeot Citroen SA(a)	580,530	19,062,364
Publicis Groupe SA	491,620	18,786,843
Renault SA(a)	653,750	29,516,009
Safran SA	703,159	11,412,235
Sanofi-Aventis	3,659,954	268,626,936
Schneider Electric SA	823,202	86,248,277
SCOR SE	657,934	16,818,222
SES SA	1,053,322	22,931,099
Societe BIC	137,026	9,560,856
Societe Generale	1,953,462	130,795,847
Sodexo	391,204	22,458,928
STMicroelectronics NV	2,586,758	20,949,493
Suez Environnement SA(b)	989,516	22,096,818
Technip SA	350,843	22,171,005
Thales SA	368,192	17,938,078
Total SA	7,354,426	440,933,955
Unibail-Rodamco SE	282,420	62,900,350
Vallourec SA	189,326	30,085,031
Veolia Environnement	1,303,316	42,834,326
Vinci SA(b)	1,407,916	74,014,543
Vivendi SA	4,095,090	114,286,332

		3,618,911,328
GERMANY—7.61%
Adidas AG	709,188	32,960,700
Allianz SE Registered	1,577,368	181,624,647
BASF SE	3,216,450	173,218,457
Bayer AG	2,700,772	188,204,657
Bayerische Motoren Werke AG	1,188,256	58,373,204
Beiersdorf AG	323,451	19,996,179
Celesio AG	366,100	9,123,340
Commerzbank AG(a)(b)	2,559,562	26,813,191
Daimler AG Registered	3,167,288	154,588,632

Deutsche Bank AG Registered(b)	2,009,366	146,916,653
Deutsche Boerse AG	690,360	56,144,772
Deutsche Lufthansa AG Registered	844,122	13,077,328
Deutsche Post AG Registered	2,944,490	49,939,427
Deutsche Postbank AG(a)	322,168	10,024,979
Deutsche Telekom AG Registered	9,845,998	134,958,410
E.ON AG	6,637,916	255,523,194
Fraport AG	108,784	5,136,171
Fresenius Medical Care AG & Co. KGaA	753,120	36,613,740
GEA Group AG	490,574	9,286,577
Hannover Rueckversicherung AG Registered(a)	202,924	9,173,745
HeidelbergCement AG	485,344	29,166,786
Henkel AG & Co. KGaA	23,012	904,509
Hochtief AG	156,900	11,878,168
Infineon Technologies AG(a)	3,789,658	17,137,797
K+S AG(b)	530,322	29,091,996
Linde AG	474,884	50,020,660
MAN SE	396,434	32,743,740
Merck KGaA	254,178	23,967,971
METRO AG	408,986	22,785,834
Muenchener Rueckversicherungs-Gesellschaft AG Registered	723,832	114,957,144
Puma AG	33,472	10,258,514
QIAGEN NV(a)(b)	695,590	14,470,947
RWE AG	1,473,814	129,819,970
Salzgitter AG	149,578	13,515,353
SAP AG	2,971,686	135,044,882
Siemens AG Registered	2,860,810	259,463,771
SolarWorld AG(b)	289,742	6,292,798
ThyssenKrupp AG	1,215,452	39,274,116
TUI AG(a)(b)	671,532	4,671,678
United Internet AG Registered(a)	402,710	5,264,421
Volkswagen AG(b)	306,478	50,030,630
Wacker Chemie AG	52,300	7,553,012

		2,580,012,700
GREECE—0.44%
Hellenic Telecommunications Organization SA SP ADR	5,074,172	43,028,979
National Bank of Greece SA SP ADR	14,696,826	106,845,925

		149,874,904
HONG KONG—2.41%
Bank of East Asia Ltd.	5,439,240	19,510,451
BOC Hong Kong (Holdings) Ltd.	10,983,000	25,848,188
Cheung Kong (Holdings) Ltd.	6,300,000	81,531,563
Chinese Estates Holdings Ltd.	2,092,000	3,617,019
CLP Holdings Ltd.	6,276,000	42,189,555
Esprit Holdings Ltd.	3,870,200	26,241,607
Foxconn International Holdings Ltd.(a)	7,352,000	6,630,816
Hang Lung Group Ltd.	2,092,000	10,689,100
Hang Lung Properties Ltd.	8,368,000	32,283,242
Hang Seng Bank Ltd.	2,301,200	33,106,519
Henderson Land Development Co. Ltd.	5,250,000	37,798,781
Hong Kong and China Gas Co. Ltd. (The)	15,690,432	37,979,743

Hong Kong Exchanges and Clearing Ltd.	3,661,000	66,037,586
Hongkong Electric Holdings Ltd.	5,250,000	28,179,736
Hutchison Whampoa Ltd.	7,350,000	52,491,532
Kerry Properties Ltd.(b)	2,094,000	11,942,170
Li & Fung Ltd.	8,602,200	36,516,548
Link REIT (The)	7,845,000	17,875,901
Mongolia Energy Corp. Ltd.(a)	10,485,000	4,518,551
MTR Corp. Ltd.	6,821,000	24,422,793
New World Development Co. Ltd.	8,368,599	18,377,930
NWS Holdings Ltd.	3,156,000	6,091,902
Orient Overseas International Ltd.	1,050,000	5,236,283
Shangri-La Asia Ltd.	4,208,000	8,198,548
Sino Land Co. Ltd.(b)	4,184,000	8,130,194
Sun Hung Kai Properties Ltd.	5,230,000	80,775,588
Swire Pacific Ltd. Class A	3,661,000	45,347,699
Wharf (Holdings) Ltd. (The)	6,276,375	34,620,178
Wing Hang Bank Ltd.	523,000	5,145,479
Yue Yuen Industrial Holdings Ltd.	2,092,000	5,884,404

		817,219,606
IRELAND—0.26%
Anglo Irish Bank Corp. Ltd.(c)	3,570,811	527
CRH PLC	2,390,736	58,727,873
Elan Corp. PLC(a)	1,690,336	9,003,363
Kerry Group PLC Class A	603,542	17,943,495
Ryanair Holdings PLC(a)	177,504	772,600

		86,447,858
ITALY—3.52%
A2A SpA	4,692,918	8,703,676
Assicurazioni Generali SpA	4,230,024	107,098,802
Atlantia SpA	924,664	21,965,158
Autogrill SpA(a)(b)	942,446	10,665,380
Banca Carige SpA	1,960,204	5,555,884
Banca Monte dei Paschi di Siena SpA(b)	9,446,931	18,036,386
Banca Popolare di Milano Scrl	1,657,910	12,402,048
Banco Popolare SpA(a)	2,403,708	21,031,047
Enel SpA	23,519,317	140,714,892
Eni SpA	8,982,002	224,099,688
Fiat SpA(a)(b)	2,642,210	39,608,239
Finmeccanica SpA	1,568,000	26,466,504
Intesa Sanpaolo SpA(a)	26,137,448	110,872,931
Italcementi SpA(b)	406,894	5,892,452
Luxottica Group SpA(a)(b)	519,862	12,679,012
Mediaset SpA	2,780,268	18,162,253
Mediobanca SpA	1,792,425	22,968,642
Mediolanum SpA	1,157,922	7,389,072
Parmalat SpA	6,286,315	17,502,196
Pirelli & C. SpA(a)(b)	12,560,587	7,097,954
Prysmian SpA	374,468	6,624,581
Saipem SpA	842,030	25,021,395
Snam Rete Gas SpA	5,510,328	26,829,704
Telecom Italia SpA	33,769,064	53,960,004
Tenaris SA	1,630,757	29,234,120

Terna SpA	4,261,735	16,961,818
UniCredit SpA(a)	49,375,384	166,828,585
Unione di Banche Italiane ScpA	2,025,056	29,086,903
Unipol Gruppo Finanziario SpA(a)	1,527,160	2,226,209

		1,195,685,535
JAPAN—21.15%
Acom Co. Ltd.(b)	156,900	2,031,449
Advantest Corp.	524,200	11,929,430
AEON Co. Ltd.	2,092,000	18,950,950
AEON Credit Service Co. Ltd.	523,090	5,125,727
AEON Mall Co. Ltd.	418,400	8,967,035
Aioi Insurance Co. Ltd.	1,046,000	4,703,071
Aisin Seiki Co. Ltd.	732,200	19,210,948
Ajinomoto Co. Inc.	2,100,000	19,858,594
All Nippon Airways Co. Ltd.	2,096,000	5,858,241
Amada Co. Ltd.	2,100,000	13,130,800
Aozora Bank Ltd.(a)	3,138,000	3,778,635
Asahi Breweries Ltd.	1,359,800	24,260,683
Asahi Glass Co. Ltd.	3,553,000	30,615,775
Asahi Kasei Corp.	4,200,000	21,204,154
Astellas Pharma Inc.	1,569,090	58,416,187
Bank of Kyoto Ltd. (The)	2,100,000	19,301,812
Bank of Yokohama Ltd. (The)	5,267,000	26,358,274
Benesse Corp.	315,000	13,954,374
Bridgestone Corp.	1,987,400	33,613,670
Brother Industries Ltd.	523,000	6,078,171
Canon Inc.	3,661,000	142,767,676
Casio Computer Co. Ltd.(b)	836,800	6,276,924
Central Japan Railway Co.	5,250	35,030,933
Chiba Bank Ltd. (The)	3,138,000	19,725,166
Chubu Electric Power Co. Inc.	2,196,600	49,018,250
Chugai Pharmaceutical Co. Ltd.	732,200	14,462,810
Chugoku Electric Power Co. Inc. (The)	836,800	16,935,678
Chuo Mitsui Trust Holdings Inc.	3,158,000	11,896,575
Citizen Watch Co. Ltd.	1,150,600	6,609,722
Coca-Cola West Co. Ltd.	372,600	6,927,594
Cosmo Oil Co. Ltd.	1,046,000	2,796,421
Credit Saison Co. Ltd.	627,600	7,224,472
Dai Nippon Printing Co. Ltd.	2,100,000	26,748,785
Daicel Chemical Industries Ltd.	1,050,000	6,437,804
Daido Steel Co. Ltd.	1,413,000	4,932,700
Daiichi Sankyo Co. Ltd.	2,301,295	45,456,424
Daikin Industries Ltd.	836,800	29,119,753
Daito Trust Construction Co. Ltd.	313,800	13,277,220
Daiwa House Industry Co. Ltd.	2,092,000	22,764,251
Daiwa Securities Group Inc.	5,250,000	28,477,132
Dena Co. Ltd.(b)	1,056	3,698,100
Denso Corp.	1,569,000	44,286,290
Dentsu Inc.	736,700	16,114,295
DIC Corp.	3,150,000	5,219,841
Dowa Holdings Co. Ltd.	1,050,000	6,275,409
East Japan Railway Co.	1,150,600	73,850,928
Eisai Co. Ltd.	945,000	33,928,966

Electric Power Development Co. Ltd.	525,000	16,297,503
Elpida Memory Inc.(a)	419,400	5,680,340
FamilyMart Co. Ltd.	315,000	9,395,714
Fanuc Ltd.	654,400	55,738,224
Fast Retailing Co. Ltd.	209,200	34,943,703
Fuji Electric Holdings Co. Ltd.(a)	1,050,000	1,995,139
Fuji Heavy Industries Ltd.(a)	2,092,000	8,412,373
Fuji Media Holdings Inc.	1,922	2,843,082
FUJIFILM Holdings Corp.	1,673,600	48,625,364
Fujitsu Ltd.	7,350,000	44,496,244
Fukuoka Financial Group Inc.	4,189,000	15,595,371
Furukawa Electric Co. Ltd.	2,100,000	8,166,151
GS Yuasa Corp.(b)	1,046,000	9,151,922
Gunma Bank Ltd.	2,100,000	11,112,461
Hankyu Hanshin Holdings Inc.	4,196,000	18,773,531
Hikari Tsushin Inc.	105,500	2,010,467
Hino Motors Ltd.(a)	1,050,000	3,967,079
Hirose Electric Co. Ltd.	105,500	11,037,174
Hiroshima Bank Ltd. (The)	3,138,000	12,202,563
Hitachi Construction Machinery Co. Ltd.	314,200	7,584,258
Hitachi Ltd.(a)	11,506,000	37,878,789
Hokkaido Electric Power Co. Inc.	209,200	4,023,610
Hokuhoku Financial Group Inc.	6,276,000	13,797,216
Hokuriku Electric Power Co.	313,800	7,158,606
Honda Motor Co. Ltd.	5,648,400	179,710,473
Hoya Pentax HD Corp.	1,464,400	32,840,610
IBIDEN Co. Ltd.	525,000	19,371,410
Idemitsu Kosan Co. Ltd.	105,200	7,833,053
IHI Corp.(a)	2,896,000	5,630,756
INPEX Corp.	3,138	26,346,443
Isetan Mitsukoshi Holdings Ltd.(b)	1,150,600	11,198,394
Isuzu Motors Ltd.(a)	4,184,000	9,151,922
ITO EN Ltd.	210,000	3,549,492
ITOCHU Corp.	5,250,000	34,102,961
Itochu Techno-Solutions Corp.	210,000	5,823,023
J. Front Retailing Co. Ltd.	1,584,600	7,632,408
Japan Airlines Corp.(a)(b)	2,100,000	2,714,317
Japan Real Estate Investment Corp.	1,052	8,460,627
Japan Steel Works Ltd. (The)	1,048,000	11,832,258
Japan Tobacco Inc.	15,694	44,505,632
JFE Holdings Inc.	1,673,675	56,023,368
JGC Corp.	1,050,000	20,600,972
Joyo Bank Ltd. (The)	3,150,000	14,023,972
JS Group Corp.	1,050,480	17,302,979
JSR Corp.	658,900	13,095,019
JTEKT Corp.	209,200	2,269,492
Kajima Corp.	3,138,000	7,453,270
Kamigumi Co. Ltd.	1,050,000	7,945,758
Kansai Electric Power Co. Inc. (The)	2,615,000	56,535,075
Kao Corp.	1,987,400	44,569,399
Kawasaki Heavy Industries Ltd.	5,250,000	13,397,591
Kawasaki Kisen Kaisha Ltd.(a)	3,150,000	11,762,042
KDDI Corp.	9,414	50,335,572
Keihin Electric Express Railway Co. Ltd.	2,100,000	16,773,089

Keio Corp.	2,100,000	13,293,195
Keyence Corp.	115,649	23,278,002
Kikkoman Corp.	1,050,000	12,318,825
Kinden Corp.	1,050,000	8,606,938
Kintetsu Corp.(b)	6,300,000	22,410,517
Kirin Holdings Co. Ltd.	3,150,000	52,094,013
Kobe Steel Ltd.(a)	10,500,000	19,487,406
Komatsu Ltd.	3,150,000	63,264,472
Konami Corp.	420,000	7,757,843
Konica Minolta Holdings Inc.	2,100,000	20,276,182
Kubota Corp.	4,200,000	33,360,583
Kuraray Co. Ltd.	1,575,000	16,581,695
Kurita Water Industries Ltd.	420,200	13,137,053
Kyocera Corp.	630,000	53,938,357
Kyowa Hakko Kirin Co. Ltd.	1,046,000	12,271,896
Kyushu Electric Power Co. Inc.	1,574,600	32,111,264
Lawson Inc.	315,000	14,093,571
Makita Corp.	420,800	14,317,985
Marubeni Corp.	6,276,000	31,893,063
Marui Group Co. Ltd.	1,046,000	6,135,948
Matsui Securities Co. Ltd.	418,400	3,055,263
Mazda Motor Corp.(a)	3,156,000	7,356,562
Meiji Holdings Co. Ltd.(a)	246,652	10,081,887
Minebea Co. Ltd.	2,100,000	9,001,326
Mitsubishi Chemical Holdings Corp.	4,184,000	15,807,865
Mitsubishi Corp.	4,602,400	100,518,613
Mitsubishi Electric Corp.(a)	6,685,000	52,138,864
Mitsubishi Estate Co. Ltd.	4,189,000	64,973,001
Mitsubishi Gas Chemical Co. Inc.	2,092,000	9,868,361
Mitsubishi Heavy Industries Ltd.	10,460,000	37,670,791
Mitsubishi Materials Corp.(a)	4,184,000	11,278,126
Mitsubishi Motors Corp.(a)(b)	12,588,000	18,912,594
Mitsubishi Tanabe Pharma Corp.	1,046,000	13,462,108
Mitsubishi UFJ Financial Group Inc.	31,903,080	174,458,955
Mitsubishi UFJ Lease & Finance Co. Ltd.	219,660	6,733,943
Mitsui & Co. Ltd.	5,962,200	80,554,249
Mitsui Chemicals Inc.	2,100,000	7,354,176
Mitsui Engineering & Shipbuilding Co. Ltd.	3,150,000	8,351,746
Mitsui Fudosan Co. Ltd.	3,138,000	52,207,556
Mitsui Mining & Smelting Co. Ltd.(a)	3,150,000	8,316,946
Mitsui O.S.K. Lines Ltd.	4,217,000	25,063,477
Mitsui Sumitomo Insurance Group Holdings Inc.	1,359,848	32,599,096
Mitsumi Electric Co. Ltd.	313,800	6,517,278
Mizuho Financial Group Inc.	41,421,600	83,740,088
Mizuho Trust & Banking Co. Ltd.(a)	5,260,000	5,113,566
Murata Manufacturing Co. Ltd.	840,000	41,758,727
Namco Bandai Holdings Inc.	836,800	8,643,482
NEC Corp.(a)(b)	6,317,000	18,423,420
NGK Insulators Ltd.	1,046,000	24,093,129
NGK Spark Plug Co. Ltd.	1,050,000	12,098,432
Nidec Corp.	420,000	36,330,093
Nikon Corp.	1,050,000	20,113,787
Nintendo Co. Ltd.	353,100	90,420,437
Nippon Building Fund Inc.	2,104	17,362,881

Nippon Electric Glass Co. Ltd.	1,181,500	13,078,469
Nippon Express Co. Ltd.	3,150,000	13,084,401
Nippon Meat Packers Inc.	1,050,000	12,446,421
Nippon Mining Holdings Inc.	2,615,000	11,988,787
Nippon Oil Corp.	5,250,000	26,273,199
Nippon Paper Group Inc.	314,700	8,378,557
Nippon Sheet Glass Co. Ltd.	3,150,000	9,534,909
Nippon Steel Corp.	17,871,000	69,691,372
Nippon Telegraph and Telephone Corp.	1,673,600	69,332,744
Nippon Yusen Kabushiki Kaisha	4,184,000	15,761,644
Nipponkoa Insurance Co. Ltd.	2,104,000	11,714,715
Nishi-Nippon City Bank Ltd. (The)	4,185,000	10,541,096
Nissan Motor Co. Ltd.(a)	8,577,200	63,675,192
Nisshin Seifun Group Inc.	1,107,200	14,934,724
Nisshin Steel Co. Ltd.	4,200,000	7,145,382
Nissin Foods Holdings Co. Ltd.	315,000	11,170,460
Nitori Co. Ltd.	104,600	8,481,706
Nitto Denko Corp.	630,000	19,313,412
NOK Corp.	525,000	7,116,383
Nomura Holdings Inc.	12,342,800	89,312,130
Nomura Real Estate Holdings Inc.	209,200	3,404,238
NSK Ltd.	2,100,000	12,527,618
NTN Corp.	2,100,000	8,119,753
NTT Data Corp.	4,200	12,244,587
NTT DoCoMo Inc.	51,254	74,684,076
Obayashi Corp.	2,092,000	7,973,266
Oji Paper Co. Ltd.	3,150,000	13,849,978
Olympus Corp.	732,200	23,457,579
Omron Corp.	868,900	14,916,820
Oracle Corp. Japan	104,600	4,633,738
Oriental Land Co. Ltd.	210,000	14,221,167
ORIX Corp.	355,640	23,612,422
Osaka Gas Co. Ltd.	7,350,000	24,602,850
Panasonic Corp.	6,694,468	95,550,736
Promise Co. Ltd.(a)(b)	366,100	2,365,980
Rakuten Inc.	24,058	16,584,392
Resona Holdings Inc.	1,673,600	20,263,650
Ricoh Co. Ltd.	2,100,000	29,439,903
Rohm Co. Ltd.	420,000	28,256,739
Sankyo Co. Ltd.	209,200	12,040,787
SANYO Electric Co. Ltd.(a)(b)	5,230,000	13,173,221
Sapporo Hokuyo Holdings Inc.	2,106,000	7,189,063
Sapporo Holdings Ltd.	2,100,000	11,158,860
SBI Holdings Inc.	59,622	11,263,104
Secom Co. Ltd.	732,200	34,377,486
Sega Sammy Holdings Inc.	732,238	10,491,744
Seiko Epson Corp.	523,000	8,262,152
Sekisui Chemical Co. Ltd.	2,100,000	12,852,409
Sekisui House Ltd.	2,100,000	18,513,036
Seven & I Holdings Co. Ltd.	2,615,080	57,923,502
77 Bank Ltd. (The)	2,100,000	12,249,227
Sharp Corp.	4,200,000	45,980,998
Shikoku Electric Power Co. Inc.	209,200	5,881,728
Shimamura Co. Ltd.	104,600	10,053,248

Shimano Inc.	315,000	12,284,026
Shimizu Corp.	2,092,000	8,111,931
Shin-Etsu Chemical Co. Ltd.	1,359,800	73,458,043
Shinsei Bank Ltd.(a)(b)	4,184,000	5,592,841
Shionogi & Co. Ltd.	1,050,000	22,874,502
Shiseido Co. Ltd.	1,050,000	19,383,010
Shizuoka Bank Ltd. (The)	3,148,000	31,786,036
Showa Denko K.K.	4,200,000	8,258,949
Showa Shell Sekiyu K.K.	836,800	8,366,151
SMC Corp.	210,000	24,452,054
SoftBank Corp.	2,510,400	60,319,487
Sojitz Corp.	4,497,800	8,496,728
Sompo Japan Insurance Inc.	3,150,000	19,000,221
Sony Corp.	3,451,800	106,200,431
Sony Financial Holdings Inc.	3,141	9,181,491
Stanley Electric Co. Ltd.	658,900	13,218,763
Sumco Corp.	418,400	8,213,619
Sumitomo Chemical Co. Ltd.	6,300,000	25,681,618
Sumitomo Corp.	3,870,200	38,479,673
Sumitomo Electric Industries Ltd.	2,301,200	28,599,757
Sumitomo Heavy Industries Ltd.(a)	2,100,000	9,836,500
Sumitomo Metal Industries Ltd.	11,506,000	30,125,078
Sumitomo Metal Mining Co. Ltd.	2,092,000	33,695,714
Sumitomo Mitsui Financial Group Inc.	3,138,000	109,545,736
Sumitomo Realty & Development Co. Ltd.	1,443,000	28,215,975
Sumitomo Rubber Industries Inc.	523,000	4,893,736
Sumitomo Trust and Banking Co. Ltd. (The)	5,240,000	28,191,339
Suruga Bank Ltd.	1,050,000	9,650,906
Suzuken Co. Ltd.	315,040	11,241,485
Suzuki Motor Corp.	1,150,600	28,409,092
T&D Holdings Inc.	784,500	20,886,489
Taiheiyo Cement Corp.(a)	2,092,000	2,472,868
Taisei Corp.	2,092,000	4,159,965
Taisho Pharmaceutical Co. Ltd.	1,046,000	19,170,504
Taiyo Nippon Sanso Corp.	1,050,000	11,889,638
Takashimaya Co. Ltd.(b)	2,192,000	15,013,699
Takeda Pharmaceutical Co. Ltd.	2,615,000	105,443,548
TDK Corp.	436,000	25,720,725
Teijin Ltd.	3,150,000	9,395,714
Terumo Corp.	630,000	33,546,177
THK Co. Ltd.	313,800	5,546,620
Tobu Railway Co. Ltd.	3,150,000	17,260,274
Toho Co. Ltd.	732,200	11,105,950
Tohoku Electric Power Co. Inc.	1,784,600	36,669,863
Tokio Marine Holdings Inc.	2,405,800	63,387,461
Tokuyama Corp.	1,050,000	6,727,795
Tokyo Broadcasting System Holdings Inc.	177,100	2,670,587
Tokyo Electric Power Co. Inc. (The)	4,079,400	100,272,481
Tokyo Electron Ltd.	629,400	36,434,556
Tokyo Gas Co. Ltd.	8,368,000	33,187,274
Tokyo Steel Manufacturing Co. Ltd.	525,000	6,971,387
Tokyo Tatemono Co. Ltd.	1,046,000	5,142,179
Tokyu Corp.	4,200,000	18,466,637
Tokyu Land Corp.	2,100,000	8,722,934

TonenGeneral Sekiyu K.K.	2,100,000	19,301,812
Toppan Printing Co. Ltd.	2,100,000	19,139,417
Toray Industries Inc.	5,250,000	30,391,074
Toshiba Corp.(a)	12,552,000	73,492,709
Tosoh Corp.	2,100,000	5,753,425
TOTO Ltd.	2,100,000	12,713,212
Toyo Seikan Kaisha Ltd.	627,600	10,732,709
Toyoda Gosei Co. Ltd.	315,000	9,082,523
Toyota Boshoku Corp.	104,600	2,234,825
Toyota Industries Corp.	836,800	23,203,358
Toyota Motor Corp.	9,414,000	380,636,765
Toyota Tsusho Corp.	735,000	10,783,031
Trend Micro Inc.	525,000	18,559,434
Tsumura & Co.	209,200	7,210,605
Ube Industries Ltd.	4,200,000	11,042,864
Uni-Charm Corp.	210,000	20,113,787
Ushio Inc.	313,800	5,002,357
USS Co. Ltd.	135,980	8,322,240
West Japan Railway Co.	7,350	26,064,406
Yahoo! Japan Corp.	47,070	14,575,476
Yakult Honsha Co. Ltd.	313,800	8,250,597
Yamada Denki Co. Ltd.	292,880	18,086,602
Yamaguchi Financial Group Inc.	1,056,000	10,207,689
Yamaha Corp.	658,700	6,942,110
Yamaha Motor Co. Ltd.	841,700	10,265,542
Yamato Holdings Co. Ltd.	1,987,400	29,837,347
Yaskawa Electric Corp.	1,050,000	8,456,142
Yokogawa Electric Corp.	836,800	6,933,275

		7,174,757,303
NETHERLANDS—2.51%
Aegon NV(a)	5,104,480	36,745,725
Akzo Nobel NV	858,766	51,037,431
ASML Holding NV	1,549,126	42,010,393
Corio NV	139,118	9,488,220
Fugro NV CVA	188,791	10,586,357
Heineken NV	834,458	37,077,620
ING Groep NV CVA(a)	6,960,084	91,766,071
Koninklijke Ahold NV	4,239,438	53,668,576
Koninklijke DSM NV	585,760	25,789,506
Koninklijke KPN NV	5,982,074	109,004,201
Koninklijke Philips Electronics NV	3,527,112	89,171,866
Randstad Holding NV(a)	349,364	13,350,650
Reed Elsevier NV	2,197,646	25,745,583
Royal Boskalis Westminster NV CVA	205,714	7,266,286
SBM Offshore NV	551,228	10,629,953
TNT NV	1,391,666	37,124,272
Unilever NV CVA	5,724,758	177,420,711
Wolters Kluwer NV	1,119,506	25,098,723

		852,982,144
NORWAY—0.75%
DnB NOR ASA(a)	2,678,806	31,005,679
Norsk Hydro ASA(a)	2,272,958	15,058,910

Orkla ASA	2,834,660	26,466,577
Renewable Energy Corp. ASA(a)(b)	1,248,929	7,535,790
Seadrill Ltd.(a)	945,470	19,845,594
StatoilHydro ASA	3,942,374	94,029,138
Telenor ASA(a)	2,905,788	37,814,665
Yara International ASA	691,406	23,128,167

		254,884,520
PORTUGAL—0.39%
Banco Comercial Portugues SA Registered	11,502,862	16,462,741
Banco Espirito Santo SA Registered	2,604,540	19,287,357
BRISA - Auto-estradas de Portugal SA	1,656,864	16,403,400
EDP Renovaveis SA(a)	850,398	8,507,000
Energias de Portugal SA	7,775,517	34,497,466
Galp Energia SGPS SA Class B	595,174	10,046,030
Portugal Telecom SGPS SA Registered	2,480,066	28,486,976

		133,690,970
SINGAPORE—1.39%
Ascendas Real Estate Investment Trust	1,046,000	1,391,127
CapitaLand Ltd.(b)	8,368,000	24,771,027
CapitaMall Trust Management Ltd.	2,092,000	2,393,336
City Developments Ltd.	2,092,000	14,958,350
ComfortDelGro Corp. Ltd.	11,550,000	12,718,173
COSCO Corp. (Singapore) Ltd.(b)	3,138,000	2,535,440
DBS Group Holdings Ltd.	6,326,000	59,073,727
Fraser and Neave Ltd. (b)	5,230,150	14,472,618
Genting Singapore PLC(a)(b)	16,302,000	12,588,867
Golden Agri-Resources Ltd.(a)	24,058,194	7,396,964
Keppel Corp. Ltd.	4,200,000	24,595,474
Neptune Orient Lines Ltd.	1,046,000	1,189,189
Noble Group Ltd.	5,260,000	9,853,920
Olam International Ltd.(b)	4,232,000	8,321,476
Oversea-Chinese Banking Corp. Ltd.	10,501,200	57,516,136
Singapore Airlines Ltd.	1,837,200	17,865,589
Singapore Exchange Ltd.	3,144,000	18,164,184
Singapore Press Holdings Ltd.(b)	9,414,750	26,052,041
Singapore Technologies Engineering Ltd.	7,322,000	14,973,308
Singapore Telecommunications Ltd.	23,012,285	48,375,902
United Overseas Bank Ltd.	5,250,000	64,116,406
UOL Group Ltd.	4,445,000	10,774,409
Wilmar International Ltd.(b)	4,184,000	18,817,604

		472,915,267
SPAIN—4.77%
Abertis Infraestructuras SA	1,077,380	23,033,599
Acciona SA	114,014	13,979,244
Acerinox SA	655,842	13,116,660
Actividades de Construcciones y Servicios SA	518,816	25,046,737
Banco Bilbao Vizcaya Argentaria SA	12,278,994	221,390,249
Banco de Sabadell SA(b)	3,119,172	21,147,028
Banco de Valencia SA	715,620	6,092,321
Banco Popular Espanol SA(b)	2,989,702	26,819,827
Banco Santander SA	27,469,609	445,627,730

Banco Santander SA London	652,855	10,476,160
Bankinter SA	1,037,632	10,992,394
Cintra Concesiones de Infraestructuras de Transporte SA(b)	966,504	10,003,589
Criteria CaixaCorp SA	3,097,206	15,171,645
Enagas SA	687,222	14,215,743
Fomento de Construcciones y Contratas SA	44,978	1,839,577
Gamesa Corporacion Tecnologica SA	689,314	12,692,763
Gas Natural SDG SA	922,572	18,641,755
Grifols SA(b)	498,942	8,101,485
Grupo Ferrovial SA(b)	221,752	9,246,219
Iberdrola Renovables SA	3,406,822	15,230,584
Iberdrola SA	12,875,214	117,399,819
Iberia Lineas Aereas de Espana SA(a)	1,774,016	4,920,847
Industria de Diseno Textil SA	776,132	45,805,758
Mapfre SA	2,512,492	10,824,604
Red Electrica Corporacion SA	416,056	21,614,357
Repsol YPF SA	2,636,966	70,674,774
Sacyr Vallehermoso SA(b)	340,568	5,180,683
Telefonica SA	14,656,552	411,523,934
Zardoya Otis SA(b)	440,599	8,886,618

		1,619,696,703
SWEDEN—2.65%
Alfa Laval AB	1,350,496	16,936,370
Assa Abloy AB Class B	1,170,474	20,960,147
Atlas Copco AB Class A	2,441,364	33,749,423
Atlas Copco AB Class B	1,493,688	18,350,912
Electrolux AB Class B(a)	964,412	23,696,836
Getinge AB Class B	650,612	12,342,621
Hennes & Mauritz AB Class B	1,691,382	97,843,293
Holmen AB Class B	287,650	7,932,557
Husqvarna AB Class B(a)(b)	1,643,266	10,577,740
Investor AB Class B	1,400,594	25,299,439
Lundin Petroleum AB(a)	897,468	7,812,977
Millicom International Cellular SA SDR(a)	264,638	17,391,264
Nordea Bank AB	10,969,402	121,079,541
Sandvik AB	3,491,701	39,704,580
Scania AB Class B	1,047,046	13,746,937
Securitas AB Class B	1,232,188	11,748,934
Skandinaviska Enskilda Banken AB Class A(a)	5,412,004	34,069,854
Skanska AB Class B	1,337,834	20,106,538
SKF AB Class B	1,443,830	23,439,629
SSAB AB Class A	743,706	11,704,516
Svenska Cellulosa AB Class B	2,044,706	28,686,388
Svenska Handelsbanken AB Class A	1,692,428	44,920,568
Swedbank AB Class A(a)(b)	1,891,167	16,879,315
Swedish Match AB	1,230,096	25,725,287
Tele2 AB Class B	1,138,048	16,958,697
Telefonaktiebolaget LM Ericsson Class B	10,206,868	110,130,180
TeliaSonera AB	7,543,752	50,816,135
Volvo AB Class B(b)	3,826,620	37,246,466

		899,857,144

SWITZERLAND—7.81%
ABB Ltd. Registered(a)	7,681,824	144,224,043
Actelion Ltd. Registered(a)	359,824	19,901,420
Adecco SA Registered	424,024	19,043,304
Aryzta AG(a)	302,294	11,923,532
Baloise Holding Registered	192,464	16,564,024
Compagnie Financiere Richemont SA Class A Bearer Units	1,908,091	53,763,736
Credit Suisse Group AG Registered	3,895,304	210,880,749
GAM Holding Ltd.	767,764	9,422,303
Geberit AG Registered	151,670	25,203,060
Givaudan SA Registered	30,334	22,567,252
Holcim Ltd. Registered(a)	840,217	53,772,247
Julius Baer Group Ltd.	767,764	28,949,032
Kuehne & Nagel International AG Registered	190,372	17,322,597
Logitech International SA Registered(a)(b)	711,029	12,224,770
Lonza Group AG Registered	182,004	14,206,707
Nestle SA Registered	12,522,712	584,658,128
Nobel Biocare Holding AG Registered	473,838	13,508,489
Novartis AG Registered	7,359,656	386,215,777
Roche Holding AG Genusschein	2,435,088	391,563,577
Schindler Holding AG Participation Certificates	141,210	9,692,031
SGS SA Registered	17,782	23,871,369
Sonova Holding AG Registered	171,544	17,719,654
Swatch Group AG (The) Bearer	111,922	26,279,952
Swatch Group AG (The) Registered	217,568	9,813,660
Swiss Life Holding AG Registered(a)	121,336	14,618,367
Swiss Reinsurance Co. Registered	1,214,406	49,821,177
Swisscom AG Registered	82,634	29,951,547
Syngenta AG Registered	339,950	80,917,559
Synthes Inc.(b)	229,074	27,285,358
UBS AG Registered(a)	12,197,327	206,017,825
Zurich Financial Services AG Registered	506,264	116,600,124

		2,648,503,370
UNITED KINGDOM—21.15%
Admiral Group PLC	628,646	10,642,068
AMEC PLC	1,097,254	14,586,832
Anglo American PLC(a)	4,577,296	167,121,437
Antofagasta PLC	1,370,260	17,425,624
Associated British Foods PLC	1,097,254	14,966,650
AstraZeneca PLC	5,009,294	226,408,853
Autonomy Corp. PLC(a)	737,430	16,324,739
Aviva PLC	9,274,882	58,645,734
BAE Systems PLC	12,398,238	64,273,219
Balfour Beatty PLC	2,160,737	9,463,306
Barclays PLC(a)(d)	38,200,966	202,758,771
Berkeley Group Holdings PLC (The) Units(a)	266,730	3,750,337
BG Group PLC	11,567,714	201,163,617
BHP Billiton PLC	7,582,454	205,413,473
BP PLC	64,633,386	609,719,502
British Airways PLC(a)(b)	1,984,262	5,946,238
British American Tobacco PLC	6,892,094	220,736,131
British Land Co. PLC(b)	3,065,826	23,862,883
British Sky Broadcasting Group PLC	3,917,270	34,415,981

BT Group PLC	26,115,482	56,521,308
Bunzl PLC	1,494,734	16,372,249
Burberry Group PLC	1,563,770	13,893,481
Cable & Wireless PLC	8,694,352	20,780,436
Cadbury PLC	4,717,460	59,914,274
Cairn Energy PLC(a)	485,344	21,136,443
Capita Group PLC	2,038,654	25,639,969
Carnival PLC	626,554	19,591,842
Centrica PLC	17,648,112	72,231,129
Cobham PLC	4,530,226	16,398,406
Compass Group PLC	6,588,754	42,139,022
Diageo PLC	8,626,362	141,623,867
Drax Group PLC	1,295,994	9,933,570
Eurasian Natural Resources Corp.	878,640	12,071,633
Experian PLC	3,509,330	32,335,937
FirstGroup PLC	1,533,436	9,508,979
Fresnillo PLC	616,094	7,530,218
Friends Provident Group PLC	7,827,218	10,528,028
G4S PLC	4,182,954	17,444,280
GlaxoSmithKline PLC	17,935,762	369,555,166
Hammerson PLC	2,448,686	16,395,416
Home Retail Group PLC	3,120,218	14,982,175
HSBC Holdings PLC	59,707,772	663,050,861
ICAP PLC	1,927,778	12,926,692
Imperial Tobacco Group PLC	3,542,802	105,115,998
InterContinental Hotels Group PLC	1,087,840	14,076,157
International Power PLC	5,490,454	22,987,482
Invensys PLC	2,905,788	13,555,008
Investec PLC	1,629,668	11,741,657
J Sainsbury PLC	3,728,990	20,277,900
Johnson Matthey PLC	785,546	18,283,349
Kazakhmys PLC(a)	748,936	13,443,799
Kingfisher PLC	8,153,570	30,051,699
Ladbrokes PLC	3,116,034	6,250,895
Land Securities Group PLC	2,559,562	27,930,137
Legal & General Group PLC	21,035,060	27,218,416
Liberty International PLC	1,329,466	9,885,519
Lloyds Banking Group PLC(a)	56,560,358	81,139,171
London Stock Exchange Group PLC(b)	587,852	8,246,070
Lonmin PLC(a)	535,552	12,915,030
Man Group PLC	6,150,480	31,428,245
Marks & Spencer Group PLC	5,496,730	31,032,332
National Grid PLC	8,333,482	83,311,842
Next PLC	680,946	20,147,750
Old Mutual PLC	18,193,777	31,849,074
Pearson PLC	2,744,704	37,664,238
Petrofac Ltd.	669,440	10,389,183
Prudential PLC	8,664,018	79,475,624
Randgold Resources Ltd.	270,914	17,683,819
Reckitt Benckiser PLC	2,061,666	103,139,836
Reed Elsevier PLC	3,734,220	28,449,804
Rexam PLC	1,919,410	8,763,891
Rio Tinto PLC	4,730,012	209,965,543
Rolls-Royce Group PLC(a)	6,484,154	48,289,085

Rolls-Royce Group PLC Class C(c)	389,049,240	641,289
Royal Bank of Scotland Group PLC(a)	58,534,160	40,446,421
Royal Dutch Shell PLC Class A	12,193,222	363,183,464
Royal Dutch Shell PLC Class B	9,260,238	268,648,394
RSA Insurance Group PLC	11,662,512	23,299,369
SABMiller PLC	3,129,713	82,696,565
Sage Group PLC (The)	4,765,576	16,771,145
Schroders PLC	459,194	8,326,037
Scottish & Southern Energy PLC	3,128,586	55,644,081
SEGRO PLC	2,315,067	13,470,624
Serco Group PLC	1,853,512	15,444,220
Severn Trent PLC	866,088	13,583,768
Shire PLC	1,981,124	35,007,079
Smith & Nephew PLC	3,199,714	28,507,314
Smiths Group PLC	1,248,924	18,383,868
Standard Chartered PLC	6,707,998	165,912,213
Standard Life PLC	7,687,054	27,622,683
Tesco PLC	26,802,704	179,968,196
Thomas Cook Group PLC	1,549,126	5,227,018
3i Group PLC	3,655,770	15,890,531
Tomkins PLC	2,944,490	8,158,818
TUI Travel PLC	2,299,108	8,833,871
Tullow Oil PLC	2,770,854	54,214,292
Unilever PLC	4,427,718	133,488,266
United Utilities Group PLC	2,346,178	17,035,556
Vedanta Resources PLC	474,884	16,383,482
Vodafone Group PLC	180,625,372	400,600,872
Whitbread PLC(b)	813,788	17,076,117
Wm Morrison Supermarkets PLC	7,199,618	33,228,973
Wolseley PLC(a)	997,884	20,363,393
WPP PLC	4,101,538	37,082,825
Xstrata PLC(a)	6,583,524	95,768,475

		7,175,748,548

TOTAL COMMON STOCKS
(Cost: $36,654,162,808)		33,658,242,107

Security	Shares	Value

INVESTMENT COMPANIES—0.00%

AUSTRALIA—0.00%
BGP Holdings PLC(c)	33,026,812	4,873

		4,873

TOTAL INVESTMENT COMPANIES
(Cost: $0)		4,873

Security	Shares	Value

PREFERRED STOCKS—0.43%

GERMANY—0.33%
Fresenius SE	325,306	18,963,723
Henkel AG & Co. KGaA	694,544	31,726,723
Porsche Automobil Holding SE	315,316	24,220,029
Volkswagen AG	377,606	37,701,581

		112,612,056
ITALY—0.10%
Intesa Sanpaolo SpA RNC	3,074,194	10,092,198
Telecom Italia SpA RNC	21,043,428	23,301,919

		33,394,117

TOTAL PREFERRED STOCKS
(Cost: $172,470,389)		146,006,173

Security	Shares	Value

RIGHTS—0.00%

AUSTRALIA—0.00%
CSR Ltd.(a)(c)	864,362	206,975
MAp Group(a)(c)	253,892	128,473

		335,448
BELGIUM—0.00%
Fortis(a)(b)(c)	6,897,693	1,018

		1,018
GERMANY—0.00%
TUI AG(a)(b)(c)	671,532	99

		99

TOTAL RIGHTS
(Cost: $0)		336,565

Security	Shares	Value

WARRANTS—0.00%

ITALY—0.00%
Mediobanca SpA (Expires 3/18/11)(a)(c)	1,707,072	252

		252

TOTAL WARRANTS
(Cost: $0)		252

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.59%

MONEY MARKET FUNDS—2.59%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(d)(e)(f)	763,177,818	763,177,818
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	112,428,500	112,428,500
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	3,170,976	3,170,976

		878,777,294

TOTAL SHORT-TERM INVESTMENTS
(Cost: $878,777,294)		878,777,294

TOTAL INVESTMENTS IN SECURITIES—102.22%
(Cost: $37,705,410,491)		34,683,367,264
Other Assets, Less Liabilities—(2.22)%		(754,833,166)

NET ASSETS—100.00%		$33,928,534,098

SDR  -  Swedish Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.32%

AUSTRALIA—8.02%
Alumina Ltd.(a)	278,340	$421,276
Arrow Energy Ltd.(a)	158,940	590,271
Asciano Group(a)	655,920	906,815
ASX Ltd.	47,820	1,464,824
BHP Billiton Ltd.	895,020	30,287,316
Billabong International Ltd.	54,540	512,536
Coca-Cola Amatil Ltd.	144,240	1,386,767
Cochlear Ltd.	15,660	907,039
Computershare Ltd.	125,105	1,236,711
CSL Ltd.	159,900	4,551,298
Energy Resources of Australia Ltd.	18,780	396,240
Fortescue Metals Group Ltd.(a)	342,815	1,192,605
Harvey Norman Holdings Ltd.	157,696	568,552
James Hardie Industries NV(a)	81,240	529,275
Leighton Holdings Ltd.	20,760	675,315
Metcash Ltd.	98,220	417,133
Newcrest Mining Ltd.	131,220	3,829,824
Nufarm Ltd.	47,340	494,495
Origin Energy Ltd.	244,501	3,550,363
Paladin Energy Ltd.(a)	99,660	374,620
Perpetual Ltd.	4,920	167,248
QBE Insurance Group Ltd.	129,420	2,662,813
Rio Tinto Ltd.	117,318	6,761,225
Santos Ltd.	146,746	2,002,255
Sonic Healthcare Ltd.	87,290	1,105,831
Telstra Corp. Ltd.	273,060	819,167
Toll Holdings Ltd.	115,440	893,950
Transurban Group	296,460	1,221,539
Westpac Banking Corp.	765,180	18,232,657
Woodside Petroleum Ltd.	130,817	5,638,438
Woolworths Ltd.	321,864	8,326,644
WorleyParsons Ltd.	40,939	976,602

		103,101,644
AUSTRIA—0.11%
Oesterreichische Elektrizitaetswirtschafts AG Class A	25,020	1,129,253
Vienna Insurance Group	5,220	295,674

		1,424,927
BELGIUM—0.98%
Anheuser-Busch InBev NV	191,760	9,055,248
Colruyt SA	5,340	1,275,200
Groupe Bruxelles Lambert SA	13,260	1,174,846
UCB SA	15,540	666,531
Umicore	15,420	472,092

		12,643,917

DENMARK—1.40%
A.P. Moller - Maersk A/S Class A	120	806,487
A.P. Moller - Maersk A/S Class B	300	2,069,745
Coloplast A/S Class B	4,140	340,205
DSV A/S(a)	54,736	860,523
Novo Nordisk A/S Class B	120,420	7,520,133
Novozymes A/S Class B	13,689	1,263,304
Topdanmark A/S(a)	5,110	740,550
Vestas Wind Systems A/S(a)	54,305	3,859,627
William Demant Holding A/S(a)	7,860	563,310

		18,023,884
FINLAND—0.97%
Kone OYJ Class B	42,600	1,599,639
Nokia OYJ	718,620	9,150,284
Nokian Renkaat OYJ	29,045	623,104
Sampo OYJ Class A	43,860	1,056,120

		12,429,147
FRANCE—7.48%
Accor SA	26,780	1,291,073
Aeroports de Paris	8,782	670,286
Alcatel-Lucent(a)	348,540	1,321,631
ALSTOM	56,940	3,975,874
Atos Origin SA(a)	2,972	140,058
BioMerieux SA	1,920	214,221
Bureau Veritas SA	12,840	710,429
Cap Gemini SA	37,860	1,765,752
Carrefour SA	105,900	4,573,442
Christian Dior SA	17,400	1,745,239
Compagnie Generale de Geophysique-Veritas(a)	24,600	490,178
Compagnie Generale des Etablissements Michelin Class B	20,520	1,530,464
Danone SA	146,022	8,823,679
Dassault Systemes SA	17,107	992,331
Electricite de France	60,600	3,397,666
Eramet(b)	1,380	433,592
Essilor International SA	53,760	3,026,065
Eutelsat Communications	8,880	283,658
Hermes International	14,340	2,005,562
Icade	6,000	634,473
Iliad SA(b)	3,240	352,320
L’Air Liquide SA	69,068	7,479,928
Legrand SA	23,100	630,534
L’Oreal SA	65,820	6,765,941
LVMH Moet Hennessy Louis Vuitton SA(b)	65,880	6,867,367
Neopost SA	9,240	812,809
Pernod Ricard SA	54,432	4,560,901
Publicis Groupe SA	29,520	1,128,082
Safran SA	52,440	851,099

SES SA	80,280	1,747,717
Societe BIC	6,300	439,576
Sodexo	29,048	1,667,639
STMicroelectronics NV	117,561	952,097
Suez Environnement SA	63,360	1,414,888
Thales SA	8,700	423,858
Total SA	367,680	22,044,222

		96,164,651
GERMANY—5.68%
Adidas AG	55,200	2,565,512
Bayer AG	205,800	14,341,277
Bayerische Motoren Werke AG	86,820	4,265,042
Beiersdorf AG	25,260	1,561,607
Daimler AG Registered	118,800	5,798,377
Deutsche Bank AG Registered	52,500	3,838,586
Deutsche Boerse AG	53,520	4,352,611
Fraport AG	2,400	113,315
Fresenius Medical Care AG & Co. KGaA	52,812	2,567,512
Fresenius SE	6,360	317,738
GEA Group AG	46,380	877,975
Hamburger Hafen und Logistik AG	5,520	215,829
Hannover Rueckversicherung AG Registered(a)	11,940	539,781
Henkel AG & Co. KGaA	39,120	1,537,650
Hochtief AG	10,391	786,654
Infineon Technologies AG(a)	272,813	1,233,730
K+S AG	41,460	2,274,381
Linde AG	39,780	4,190,122
MAN SE	18,360	1,516,457
Merck KGaA	16,500	1,555,884
METRO AG	16,620	925,950
Puma AG	1,624	497,724
QIAGEN NV(a)(b)	52,500	1,092,202
SAP AG	229,260	10,418,459
SolarWorld AG(b)	23,280	505,610
Suedzucker AG	18,722	388,385
United Internet AG Registered(a)	27,300	356,879
Volkswagen AG(b)	23,580	3,849,289
Wacker Chemie AG	4,020	580,557

		73,065,095
GREECE—0.58%
Coca-Cola Hellenic Bottling Co. SA SP ADR	63,774	1,674,068
Hellenic Telecommunications Organization SA SP ADR	170,684	1,447,400
National Bank of Greece SA SP ADR	587,933	4,274,273

		7,395,741
HONG KONG—2.48%
ASM Pacific Technology Ltd.	60,000	475,340
Bank of East Asia Ltd.	216,000	774,788
Cathay Pacific Airways Ltd.(a)	244,000	401,092

Cheung Kong (Holdings) Ltd.	240,000	3,105,964
Esprit Holdings Ltd.	276,500	1,874,788
Foxconn International Holdings Ltd.(a)	600,000	541,144
Hang Lung Properties Ltd.	600,000	2,314,764
Henderson Land Development Co. Ltd.	240,000	1,727,944
Hong Kong Aircraft Engineering Co. Ltd.	24,000	285,823
Hong Kong and China Gas Co. Ltd. (The)	1,080,930	2,616,464
Hong Kong Exchanges and Clearing Ltd.	270,000	4,870,295
Kerry Properties Ltd.(b)	180,000	1,026,548
Li & Fung Ltd.	611,200	2,594,559
Lifestyle International Holdings Ltd.	120,000	196,329
Mongolia Energy Corp. Ltd.(a)	305,000	131,441
MTR Corp. Ltd.	270,000	966,743
PCCW Ltd.	305,000	75,165
Shangri-La Asia Ltd.	368,000	716,983
Sun Hung Kai Properties Ltd.	366,000	5,652,747
Swire Pacific Ltd. Class A	60,000	743,202
Wheelock and Co. Ltd.	240,000	780,362

		31,872,485
IRELAND—0.15%
Elan Corp. PLC(a)	127,089	676,924
Kerry Group PLC Class A	43,275	1,286,579

		1,963,503
ITALY—1.32%
A2A SpA	292,920	543,261
ACEA SpA	23,880	280,813
Atlantia SpA	62,605	1,487,166
Autogrill SpA(a)	42,908	485,577
Banca Carige SpA	204,900	580,756
Banca Monte dei Paschi di Siena SpA	425,940	813,218
Fiat SpA(a)	132,360	1,984,152
Lottomatica SpA	16,620	356,059
Luxottica Group SpA(a)	35,640	869,231
Mediobanca SpA	74,718	957,458
Mediolanum SpA	54,420	347,272
Prysmian SpA	28,386	502,167
Saipem SpA	71,940	2,137,738
Snam Rete Gas SpA	394,440	1,920,522
Tenaris SA	124,080	2,224,347
Terna SpA	135,780	540,408
Unione di Banche Italiane ScpA	61,620	885,079

		16,915,224
JAPAN—21.63%
ABC-Mart Inc.	6,000	173,995
Advantest Corp.	18,000	409,633
AEON Co. Ltd.	12,000	108,705
AEON Mall Co. Ltd.	19,600	420,062
Ajinomoto Co. Inc.	60,000	567,388

All Nippon Airways Co. Ltd.	120,000	335,396
Asahi Breweries Ltd.	96,000	1,712,771
Asahi Kasei Corp.	300,000	1,514,582
ASICS Corp.	26,000	236,964
Astellas Pharma Inc.	30,000	1,116,880
Bank of Kyoto Ltd. (The)	60,000	551,480
Benesse Corp.	18,000	797,393
Bridgestone Corp.	84,000	1,420,725
Casio Computer Co. Ltd.	24,000	180,027
Central Japan Railway Co.	427	2,849,183
Chiba Bank Ltd. (The)	60,000	377,154
Chubu Electric Power Co. Inc.	66,000	1,472,824
Chugai Pharmaceutical Co. Ltd.	60,000	1,185,152
Chugoku Bank Ltd. (The)	60,000	817,941
Chugoku Electric Power Co. Inc. (The)	66,000	1,335,749
Daido Steel Co. Ltd.	60,000	209,456
Daihatsu Motor Co. Ltd.	60,000	625,718
Daikin Industries Ltd.	73,100	2,543,802
Daito Trust Construction Co. Ltd.	12,000	507,733
Daiwa Securities Group Inc.	300,000	1,627,265
Dena Co. Ltd.	60	210,119
Denso Corp.	126,000	3,556,452
Dowa Holdings Co. Ltd.	60,000	358,595
East Japan Railway Co.	86,500	5,551,977
Elpida Memory Inc.(a)	42,500	575,619
FamilyMart Co. Ltd.	12,000	357,932
Fanuc Ltd.	49,500	4,216,140
Fast Retailing Co. Ltd.	12,300	2,054,529
Fuji Heavy Industries Ltd.(a)	120,000	482,545
Fujitsu Ltd.	360,000	2,179,408
Furukawa Electric Co. Ltd.	180,000	699,956
GS Yuasa Corp.(b)	120,000	1,049,934
Hachijuni Bank Ltd. (The)	120,000	719,841
Hankyu Hanshin Holdings Inc.	363,000	1,624,116
Hirose Electric Co. Ltd.	6,600	690,477
Hiroshima Bank Ltd. (The)	180,000	699,956
Hisamitsu Pharmaceutical Co. Inc.	18,000	620,415
Hitachi Construction Machinery Co. Ltd.	30,500	736,219
Hitachi High-Technologies Corp.	12,000	202,430
Hitachi Metals Ltd.	60,000	589,925
Hokuhoku Financial Group Inc.	300,000	659,523
Hokuriku Electric Power Co.	54,000	1,231,882
Honda Motor Co. Ltd.	222,000	7,063,190
Hoya Pentax HD Corp.	114,000	2,556,562
IBIDEN Co. Ltd.	36,000	1,328,325
IHI Corp.(a)	360,000	699,956
INPEX Corp.	185	1,553,248
Isetan Mitsukoshi Holdings Ltd.(b)	54,080	526,342
ITOCHU Corp.	120,000	779,496
Iyo Bank Ltd. (The)	60,000	545,515
JAFCO Co. Ltd.	12,200	337,616

Japan Airlines Corp.(a)(b)	240,000	310,208
Japan Steel Works Ltd. (The)	127,000	1,433,871
Japan Tobacco Inc.	1,200	3,403,005
JGC Corp.	61,000	1,196,818
Joyo Bank Ltd. (The)	180,000	801,370
JSR Corp.	48,800	969,854
Jupiter Telecommunications Co. Ltd.	360	329,695
Kajima Corp.	180,000	427,530
Kansai Electric Power Co. Inc. (The)	132,000	2,853,778
Kao Corp.	120,000	2,691,118
Kawasaki Heavy Industries Ltd.	420,000	1,071,807
KDDI Corp.	360	1,924,878
Keihin Electric Express Railway Co. Ltd.	136,000	1,086,257
Keio Corp.	60,000	379,806
Keyence Corp.	8,825	1,776,309
Kikkoman Corp.	60,000	703,933
Kintetsu Corp.	360,000	1,280,601
Kobe Steel Ltd.(a)	660,000	1,224,923
Komatsu Ltd.	240,000	4,820,150
Konica Minolta Holdings Inc.	64,500	622,768
Kurita Water Industries Ltd.	38,300	1,197,404
Kyocera Corp.	18,000	1,541,096
Kyowa Hakko Kirin Co. Ltd.	60,000	703,933
Lawson Inc.	18,000	805,347
Maruichi Steel Tube Ltd.	6,100	115,032
Matsui Securities Co. Ltd.	36,000	262,881
Mazda Motor Corp.(a)	420,000	979,010
McDonald’s Holdings Co. (Japan) Ltd.	30,000	604,507
Medipal Holdings Corp.	18,000	253,535
Meiji Holdings Co. Ltd.(a)	18,000	735,749
Mitsubishi Chemical Holdings Corp.	300,000	1,133,451
Mitsubishi Electric Corp.(a)	540,000	4,211,666
Mitsubishi Estate Co. Ltd.	305,000	4,730,667
Mitsubishi Heavy Industries Ltd.	780,000	2,809,103
Mitsubishi Materials Corp.(a)	240,000	646,929
Mitsubishi Motors Corp.(a)(b)	1,020,000	1,532,479
Mitsubishi UFJ Financial Group Inc.	852,000	4,659,081
Mitsui Engineering & Shipbuilding Co. Ltd.	189,000	501,105
Mitsui Fudosan Co. Ltd.	204,500	3,402,309
Mitsui Sumitomo Insurance Group Holdings Inc.	108,000	2,589,041
Mitsumi Electric Co. Ltd.	18,000	373,840
Mizuho Trust & Banking Co. Ltd.(a)	480,000	466,637
NEC Corp.(a)	480,000	1,399,912
NGK Insulators Ltd.	60,000	1,382,015
NGK Spark Plug Co. Ltd.	60,000	691,339
Nidec Corp.	30,900	2,672,857
Nikon Corp.	73,000	1,398,387
Nintendo Co. Ltd.	24,000	6,145,824
Nippon Electric Glass Co. Ltd.	68,500	758,252
Nippon Mining Holdings Inc.	60,000	275,077
Nippon Sheet Glass Co. Ltd.	180,000	544,852

Nippon Steel Corp.	480,000	1,871,852
Nipponkoa Insurance Co. Ltd.	120,000	668,140
Nishi-Nippon City Bank Ltd. (The)	120,000	302,254
Nissan Chemical Industries Ltd.	61,000	801,248
Nissan Motor Co. Ltd.(a)	330,000	2,449,845
Nisshin Steel Co. Ltd.	180,000	306,231
Nisshinbo Holdings Inc.	60,000	601,193
Nissin Foods Holdings Co. Ltd.	18,000	638,312
Nitori Co. Ltd.	12,200	989,262
Nomura Real Estate Holdings Inc.	24,000	390,544
Nomura Research Institute Ltd.	30,500	669,504
NTT Data Corp.	366	1,067,028
NTT Urban Development Corp.	360	296,288
Obayashi Corp.	180,000	686,036
Odakyu Electric Railway Co. Ltd.	186,000	1,520,548
Oji Paper Co. Ltd.	240,000	1,055,236
Olympus Corp.	48,000	1,537,782
Omron Corp.	42,000	721,034
Oriental Land Co. Ltd.	12,900	873,586
ORIX Corp.	10,800	717,057
Osaka Gas Co. Ltd.	360,000	1,205,038
OSAKA Titanium technologies Co. Ltd.	6,000	162,727
Otsuka Corp.	1,600	85,373
Panasonic Corp.	522,000	7,450,552
Panasonic Electric Works Co. Ltd.	120,000	1,541,759
Rakuten Inc.	1,885	1,299,425
Resona Holdings Inc.	138,000	1,670,879
Rinnai Corp.	12,000	532,921
Sankyo Co. Ltd.	6,000	345,338
Santen Pharmaceutical Co. Ltd.	18,000	620,415
SANYO Electric Co. Ltd.(a)(b)	427,000	1,075,519
Sapporo Holdings Ltd.(b)	60,000	318,825
Secom Co. Ltd.	54,000	2,535,351
Seven & I Holdings Co. Ltd.	222,000	4,917,256
Seven Bank Ltd.	240	588,599
Sharp Corp.	180,000	1,970,614
Shikoku Electric Power Co. Inc.	36,000	1,012,152
Shimadzu Corp.	60,000	422,227
Shimamura Co. Ltd.	6,100	586,279
Shimano Inc.	24,400	951,524
Shimizu Corp.	60,000	232,656
Shin-Etsu Chemical Co. Ltd.	109,500	5,915,323
Shinko Electric Industries Co. Ltd.	12,200	187,475
Shionogi & Co. Ltd.	77,000	1,677,464
Shiseido Co. Ltd.	68,000	1,255,281
Shizuoka Bank Ltd. (The)	180,000	1,817,499
SMC Corp.	12,700	1,478,767
SoftBank Corp.	204,000	4,901,679
Sony Corp.	264,000	8,122,404
Sony Financial Holdings Inc.	244	713,239
Square Enix Holdings Co. Ltd.	12,000	301,591

Stanley Electric Co. Ltd.	36,000	722,227
Sumco Corp.	30,000	588,931
Sumitomo Chemical Co. Ltd.	420,000	1,712,108
Sumitomo Electric Industries Ltd.	108,300	1,345,973
Sumitomo Metal Industries Ltd.	900,000	2,356,385
Sumitomo Metal Mining Co. Ltd.	120,500	1,940,886
Sumitomo Realty & Development Co. Ltd.	104,000	2,033,584
Suruga Bank Ltd.	86,000	790,455
Suzuki Motor Corp.	96,000	2,370,305
T&D Holdings Inc.	39,000	1,038,334
Taiyo Nippon Sanso Corp.	120,000	1,358,816
Takashimaya Co. Ltd.	76,000	520,548
Terumo Corp.	48,800	2,598,498
THK Co. Ltd.	30,000	530,270
Tobu Railway Co. Ltd.	256,000	1,402,740
Toho Co. Ltd.	24,000	364,030
Toho Gas Co. Ltd.	180,000	934,600
Tohoku Electric Power Co. Inc.	120,000	2,465,753
Tokio Marine Holdings Inc.	186,000	4,900,685
Tokuyama Corp.	60,000	384,445
Tokyo Broadcasting System Holdings Inc.	6,100	91,985
Tokyo Electron Ltd.	48,500	2,807,556
Tokyo Gas Co. Ltd.	600,000	2,379,585
Tokyu Corp.	300,000	1,319,045
Tokyu Land Corp.	61,000	253,380
Toray Industries Inc.	376,000	2,176,580
Toshiba Corp.(a)	1,080,000	6,323,465
Tosoh Corp.	120,000	328,767
Toyoda Gosei Co. Ltd.	18,300	527,651
Toyota Boshoku Corp.	18,000	384,578
Toyota Tsusho Corp.	24,000	352,099
Trend Micro Inc.	30,500	1,078,215
Tsumura & Co.	18,000	620,415
Ube Industries Ltd.	250,000	657,313
Uni-Charm Corp.	12,000	1,149,359
Ushio Inc.	24,000	382,590
West Japan Railway Co.	240	851,083
Yahoo! Japan Corp.	4,270	1,322,228
Yakult Honsha Co. Ltd.	36,000	946,531
Yamada Denki Co. Ltd.	25,350	1,565,472
Yamato Holdings Co. Ltd.	60,000	900,795
Yamato Kogyo Co. Ltd.	12,000	368,537
Yaskawa Electric Corp.	61,000	491,262

		278,085,409
NETHERLANDS—2.76%
ASML Holding NV	78,000	2,115,264
Fugro NV CVA	14,760	827,659
Heineken Holding NV	20,040	783,700
Heineken NV	64,200	2,852,610
Koninklijke Ahold NV	325,260	4,117,584

Koninklijke KPN NV	468,180	8,531,086
Randstad Holding NV(a)	24,300	928,604
Reed Elsevier NV	90,420	1,059,277
Unilever NV CVA	422,340	13,089,088
Wolters Kluwer NV	52,620	1,179,712

		35,484,584
NEW ZEALAND—0.14%
Auckland International Airport Ltd.	175,320	256,012
Contact Energy Ltd.(a)	130,063	588,581
Fletcher Building Ltd.	34,140	205,336
Sky City Entertainment Group Ltd.	278,160	697,754

		1,747,683
NORWAY—0.63%
Norsk Hydro ASA(a)	79,620	527,502
Renewable Energy Corp. ASA(a)	94,075	567,630
Seadrill Ltd.(a)	48,000	1,007,529
StatoilHydro ASA	102,180	2,437,084
Telenor ASA(a)	179,820	2,340,100
Yara International ASA	36,420	1,218,283

		8,098,128
PORTUGAL—0.40%
BRISA - Auto-estradas de Portugal SA	71,952	712,344
EDP Renovaveis SA(a)	50,040	500,578
Energias de Portugal SA	607,200	2,693,951
Galp Energia SGPS SA Class B	30,660	517,515
Jeronimo Martins SGPS SA	36,120	322,424
Portugal Telecom SGPS SA Registered	29,220	335,632

		5,082,444
SINGAPORE—1.42%
City Developments Ltd.	189,000	1,351,400
ComfortDelGro Corp. Ltd.	420,000	462,479
COSCO Corp. (Singapore) Ltd.	120,000	96,958
Genting Singapore PLC(a)(b)	1,296,000	1,000,808
Golden Agri-Resources Ltd.(a)	900,600	276,900
Keppel Corp. Ltd.	366,000	2,143,320
Noble Group Ltd.	240,000	449,609
Olam International Ltd.	300,000	589,897
Oversea-Chinese Banking Corp. Ltd.	660,000	3,614,887
SembCorp Industries Ltd.	144,000	345,958
SembCorp Marine Ltd.	180,000	449,180
Singapore Exchange Ltd.	255,000	1,473,240
Singapore Press Holdings Ltd.	240,000	664,116
Singapore Technologies Engineering Ltd.	480,000	981,588
Singapore Telecommunications Ltd.	1,440,000	3,027,135
Wilmar International Ltd.	300,000	1,349,255

		18,276,730

SPAIN—3.97%
Abertis Infraestructuras SA	79,196	1,693,153
Acciona SA	7,980	978,427
Actividades de Construcciones y Servicios SA	42,360	2,045,002
Banco de Valencia SA	51,959	442,345
Banco Popular Espanol SA	66,768	598,958
Bankinter SA	83,365	883,146
Cintra Concesiones de Infraestructuras de Transporte SA	64,486	667,448
Criteria CaixaCorp SA	119,711	586,404
Enagas SA	46,860	969,337
Gamesa Corporacion Tecnologica SA	51,360	945,723
Grifols SA	34,080	553,368
Iberdrola Renovables SA	256,323	1,145,921
Indra Sistemas SA	40,800	963,776
Industria de Diseno Textil SA	58,330	3,442,520
Mapfre SA	218,444	941,125
Red Electrica Corporacion SA	32,450	1,685,797
Telefonica SA	1,131,792	31,778,245
Zardoya Otis SA(b)	36,960	745,461

		51,066,156
SWEDEN—3.12%
Alfa Laval AB	99,480	1,247,564
Assa Abloy AB Class B	59,400	1,063,700
Atlas Copco AB Class A	185,160	2,559,652
Atlas Copco AB Class B	108,000	1,326,849
Electrolux AB Class B(a)	65,460	1,608,436
Getinge AB Class B	58,824	1,115,937
Hennes & Mauritz AB Class B	132,960	7,691,488
Husqvarna AB Class B(a)	116,340	748,883
Investor AB Class B	131,880	2,382,196
Lundin Petroleum AB(a)	65,351	568,918
Millicom International Cellular SA SDR(a)	18,660	1,226,283
Sandvik AB	268,140	3,049,054
Scania AB Class B	90,780	1,191,874
Securitas AB Class B	88,680	845,565
Skandinaviska Enskilda Banken AB Class A(a)	194,820	1,226,438
SKF AB Class B	112,020	1,818,571
Swedish Match AB	69,008	1,443,181
Telefonaktiebolaget LM Ericsson Class B	481,260	5,192,705
Volvo AB Class A	110,940	1,053,882
Volvo AB Class B	287,040	2,793,908

		40,155,084
SWITZERLAND—14.47%
ABB Ltd. Registered(a)	580,581	10,900,242
Actelion Ltd. Registered(a)	26,940	1,490,018
Adecco SA Registered	32,840	1,474,874
Aryzta AG(a)	19,515	769,740
Compagnie Financiere Richemont SA Class A Bearer Units	132,600	3,736,232

Credit Suisse Group AG Registered	297,120	16,085,237
GAM Holding Ltd.	57,240	702,472
Geberit AG Registered	11,886	1,975,101
Givaudan SA Registered	2,380	1,770,622
Holcim Ltd. Registered(a)	58,712	3,757,453
Julius Baer Group Ltd.	57,240	2,158,271
Kuehne & Nagel International AG Registered	16,083	1,463,447
Lindt & Spruengli AG Participation Certificates	244	515,515
Logitech International SA Registered(a)	39,600	680,845
Lonza Group AG Registered	13,500	1,053,771
Nestle SA Registered	973,680	45,458,997
Nobel Biocare Holding AG Registered	32,069	914,244
Novartis AG Registered	569,340	29,877,496
Roche Holding AG Genusschein	186,731	30,026,454
Schindler Holding AG Participation Certificates	14,400	988,353
SGS SA Registered	1,330	1,785,453
Sonova Holding AG Registered	13,370	1,381,055
Straumann Holding AG Registered	2,541	615,248
Swatch Group AG (The) Bearer	8,335	1,957,108
Swatch Group AG (The) Registered	9,941	448,401
Syngenta AG Registered	26,280	6,255,371
Synthes Inc.(b)	16,819	2,003,337
UBS AG Registered(a)	934,980	15,792,193

		186,037,550
UNITED KINGDOM—21.61%
Admiral Group PLC	49,140	831,869
AMEC PLC	85,140	1,131,846
Anglo American PLC(a)	137,945	5,036,503
Antofagasta PLC	59,760	759,969
Associated British Foods PLC	44,220	603,165
AstraZeneca PLC	131,100	5,925,426
Autonomy Corp. PLC(a)	58,260	1,289,722
BAE Systems PLC	962,700	4,990,695
BG Group PLC	910,200	15,828,462
BHP Billiton PLC	589,440	15,968,302
British Airways PLC(a)(b)	153,600	460,293
British American Tobacco PLC	517,620	16,578,044
British Sky Broadcasting Group PLC	320,603	2,816,723
Bunzl PLC	85,565	937,218
Burberry Group PLC	134,888	1,198,427
Cable & Wireless PLC	635,100	1,517,957
Cadbury PLC	330,410	4,196,384
Cairn Energy PLC(a)	35,160	1,531,197
Capita Group PLC	177,000	2,226,113
Carphone Warehouse Group PLC (The)	117,663	357,061
Centrica PLC	1,320,420	5,404,285
Cobham PLC	359,243	1,300,379
Compass Group PLC	492,660	3,150,855
Diageo PLC	694,800	11,406,925
Drax Group PLC	91,841	703,945

Eurasian Natural Resources Corp.	81,938	1,125,746
Experian PLC	262,920	2,422,618
Fresnillo PLC	42,240	516,279
G4S PLC	326,408	1,361,228
GlaxoSmithKline PLC	1,391,280	28,666,455
ICAP PLC	142,928	958,402
Imperial Tobacco Group PLC	275,497	8,174,079
InterContinental Hotels Group PLC	88,501	1,145,163
International Power PLC	318,000	1,331,405
Invensys PLC	221,063	1,031,221
J Sainsbury PLC	292,334	1,589,685
Johnson Matthey PLC	51,681	1,202,860
Kingfisher PLC	301,680	1,111,905
Liberty International PLC	81,072	602,828
London Stock Exchange Group PLC	38,640	542,021
Lonmin PLC(a)	42,600	1,027,314
Marks & Spencer Group PLC	189,900	1,072,099
National Grid PLC	614,460	6,142,906
Next PLC	51,360	1,519,634
Petrofac Ltd.	40,250	624,648
Randgold Resources Ltd.	23,820	1,554,842
Reckitt Benckiser PLC	165,677	8,288,393
Reed Elsevier PLC	296,416	2,258,297
Rio Tinto PLC	368,340	16,350,637
Rolls-Royce Group PLC(a)	454,920	3,387,901
Rolls-Royce Group PLC Class C(c)	27,295,200	44,992
Royal Bank of Scotland Group PLC(a)	2,212,080	1,528,521
SABMiller PLC	242,823	6,416,124
Sage Group PLC (The)	349,387	1,229,572
Scottish & Southern Energy PLC	229,080	4,074,347
Serco Group PLC	132,906	1,107,427
Severn Trent PLC	27,480	430,998
Shire PLC	150,840	2,665,390
Smith & Nephew PLC	247,220	2,202,565
Smiths Group PLC	86,700	1,276,204
Standard Chartered PLC	521,100	12,888,623
Standard Life PLC	267,960	962,888
Tesco PLC	2,099,400	14,096,534
Thomas Cook Group PLC	116,520	393,159
3i Group PLC	244,020	1,060,678
TUI Travel PLC	152,760	586,950
Tullow Oil PLC	212,580	4,159,322
Unilever PLC	335,040	10,100,894
Vedanta Resources PLC	36,720	1,266,839
Whitbread PLC	43,105	904,494
Wm Morrison Supermarkets PLC	598,500	2,762,305
Xstrata PLC(a)	519,536	7,557,529

		277,876,686

TOTAL COMMON STOCKS
(Cost: $1,337,730,296)		1,276,910,672

Security	Shares	Value

PREFERRED STOCKS—0.28%

GERMANY—0.28%
Fresenius SE	21,120	1,231,191
Henkel AG & Co. KGaA	51,900	2,370,788

		3,601,979

TOTAL PREFERRED STOCKS
(Cost: $3,977,660)		3,601,979

Security	Shares	Value

WARRANTS—0.00%

ITALY—0.00%
Mediobanca SpA (Expires 3/18/11)(a)(c)	71,160	11

		11

TOTAL WARRANTS
(Cost: $0)		11

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.43%

MONEY MARKET FUNDS—1.43%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(d)(e)(f)	15,724,146	15,724,146
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	2,316,422	2,316,422
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	340,247	340,247

		18,380,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,380,815)		18,380,815

TOTAL INVESTMENTS IN SECURITIES—101.03%
(Cost: $1,360,088,771)	1,298,893,477
Other Assets, Less Liabilities—(1.03)%	(13,280,548)

NET ASSETS—100.00%	$1,285,612,929

SDR  -  Swedish Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.04%

AUSTRALIA—8.38%
AGL Energy Ltd.	127,257	$1,594,903
Alumina Ltd.(a)	320,620	485,268
Amcor Ltd.	380,073	1,974,745
AMP Ltd.	503,336	2,706,146
Aristocrat Leisure Ltd.	100,368	409,930
Australia and New Zealand Banking Group Ltd.	641,920	13,375,697
AXA Asia Pacific Holdings Ltd.	253,640	971,762
Bendigo and Adelaide Bank Ltd.	86,632	712,354
BlueScope Steel Ltd.	474,436	1,294,675
Boral Ltd.	186,320	976,481
Brambles Ltd.	355,164	2,284,994
Caltex Australia Ltd.(a)	38,488	356,820
CFS Retail Property Trust	406,193	710,215
Commonwealth Bank of Australia	409,292	19,323,944
Crown Ltd.	142,062	1,059,030
CSR Ltd.	297,908	518,190
Dexus Property Group	1,111,732	808,672
Fairfax Media Ltd.	533,256	775,779
Foster’s Group Ltd.	531,964	2,638,948
Goodman Fielder Ltd.	305,048	443,783
Goodman Group	1,535,237	860,089
GPT Group	2,475,251	1,308,433
Incitec Pivot Ltd.	438,192	1,053,228
Insurance Australia Group Ltd.	551,004	1,882,014
James Hardie Industries NV(a)	53,584	349,097
Leighton Holdings Ltd.	23,120	752,084
Lend Lease Corp. Ltd.	98,056	831,100
Macquarie Group Ltd.	80,580	3,640,604
Macquarie Infrastructure Group	699,040	912,738
MAp Group	199,036	516,166
Metcash Ltd.	39,372	167,210
Mirvac Group	683,196	922,917
National Australia Bank Ltd.	519,588	14,014,567
OneSteel Ltd.	324,088	907,822
Orica Ltd.	86,632	1,878,736
OZ Minerals Ltd.(a)	985,320	1,068,402
Paladin Energy Ltd.(a)	45,424	170,748
Qantas Airways Ltd.	239,163	605,101
QBE Insurance Group Ltd.	136,476	2,807,990
Santos Ltd.	87,788	1,197,811
Sims Metal Management Ltd.	39,712	711,216
Stockland Corp. Ltd.	598,418	2,038,554
Suncorp-Metway Ltd.	350,685	2,807,548
Tabcorp Holdings Ltd.	176,966	1,143,331
Tatts Group Ltd.	352,104	789,040
Telstra Corp. Ltd.	813,008	2,438,985
Toll Holdings Ltd.	70,040	542,379
Wesfarmers Ltd.	278,032	7,057,043
Wesfarmers Ltd. Partially Protected	38,760	990,115
Westfield Group	560,864	6,218,396

		114,005,800

AUSTRIA—0.62%
Erste Group Bank AG	52,728	2,139,432
OMV AG	45,356	1,881,136
Raiffeisen International Bank Holding AG	17,952	1,062,670
Telekom Austria AG	97,104	1,597,484
Vienna Insurance Group	9,316	527,682
voestalpine AG	35,169	1,211,634

		8,420,038
BELGIUM—1.10%
Belgacom SA	46,036	1,732,057
Compagnie Nationale a Portefeuille SA	10,540	552,924
Delhaize Group	28,770	1,961,130
Dexia SA(a)(b)	157,012	1,315,848
Fortis(a)	619,749	2,699,334
Groupe Bruxelles Lambert SA	14,416	1,277,269
KBC Groep NV(a)	42,982	1,859,410
Mobistar SA	5,168	356,665
Solvay SA	16,748	1,651,919
UCB SA	12,308	527,907
Umicore	32,980	1,009,702

		14,944,165
DENMARK—0.40%
Carlsberg A/S Class B	28,424	2,011,730
Danske Bank A/S(a)	126,187	2,933,214
H. Lundbeck A/S	6,392	124,505
Trygvesta A/S	5,644	409,529

		5,478,978
FINLAND—1.30%
Elisa OYJ	31,688	616,686
Fortum OYJ	118,456	2,819,135
Kesko OYJ Class B	20,876	698,578
Metso OYJ	36,244	1,018,722
Neste Oil OYJ	38,656	687,842
Nokia OYJ	323,204	4,115,400
Orion OYJ Class B	25,100	478,847
Outokumpu OYJ	33,796	562,968
Pohjola Bank PLC	40,189	449,470
Rautaruukki OYJ	21,420	439,930
Sampo OYJ Class A	51,136	1,231,321
Sanoma OYJ	20,332	377,385
Stora Enso OYJ Class R(a)	183,532	1,397,288
UPM-Kymmene OYJ	157,080	1,895,827
Wartsila OYJ Class B	25,092	914,073

		17,703,472
FRANCE—13.75%
Accor SA	22,780	1,098,231
Air France-KLM(a)(b)	35,156	542,570
Alcatel-Lucent(a)	239,428	907,889

ArcelorMittal	234,804	7,961,227
Atos Origin SA(a)	8,364	394,161
AXA(b)	431,188	10,824,881
BNP Paribas(b)	251,551	19,095,715
Bouygues SA	61,064	2,896,615
Carrefour SA	64,056	2,766,349
Casino Guichard-Perrachon SA	15,436	1,233,952
CNP Assurances SA	9,928	963,417
Compagnie de Saint-Gobain	101,184	4,972,168
Compagnie Generale de Geophysique-Veritas(a)	22,032	439,009
Compagnie Generale des Etablissements Michelin Class B	20,672	1,541,800
Credit Agricole SA	245,072	4,738,656
Eiffage SA	10,608	581,299
Eurazeo	6,324	400,196
European Aeronautic Defence and Space Co.	104,380	1,968,985
Fonciere des Regions	4,964	549,676
France Telecom SA	494,496	12,301,126
GDF Suez	330,820	13,913,529
Gecina SA	4,319	462,386
Imerys SA	10,438	575,988
Klepierre	23,052	959,991
Lafarge SA	51,514	4,214,551
Lagardere SCA	34,172	1,553,160
M6-Metropole Television	9,860	238,804
Natixis(a)	247,384	1,401,610
PagesJaunes Groupe SA	36,797	453,068
PPR SA	20,604	2,260,557
PSA Peugeot Citroen SA(a)	44,608	1,464,755
Renault SA(a)	53,176	2,400,831
Sanofi-Aventis	285,260	20,937,017
Schneider Electric SA	63,240	6,625,763
SCOR SE	44,200	1,129,848
Societe BIC	2,244	156,573
Societe Generale	156,581	10,484,025
Societe Television Francaise 1	29,380	464,048
STMicroelectronics NV	80,784	654,249
Technip SA	27,268	1,723,161
Thales SA	20,274	987,736
Total SA	203,184	12,181,879
Unibail-Rodamco SE	22,796	5,077,106
Vallourec SA	15,368	2,442,067
Veolia Environnement	99,144	3,258,432
Vinci SA	112,404	5,909,110
Vivendi SA	320,756	8,951,702

		187,059,868
GERMANY—9.46%
Allianz SE Registered	124,304	14,312,874
BASF SE	254,796	13,721,765
Celesio AG	18,836	469,400
Commerzbank AG(a)(b)	198,356	2,077,917
Daimler AG Registered	125,528	6,126,756
Deutsche Bank AG Registered	103,564	7,572,178

Deutsche Lufthansa AG Registered	55,148	854,365
Deutsche Post AG Registered	236,912	4,018,098
Deutsche Postbank AG(a)	27,404	852,737
Deutsche Telekom AG Registered	771,188	10,570,620
E.ON AG	523,736	20,160,950
Hannover Rueckversicherung AG Registered(a)	9,044	408,859
HeidelbergCement AG	38,284	2,300,680
MAN SE	11,084	915,491
METRO AG	18,224	1,015,314
Muenchener Rueckversicherungs-Gesellschaft AG Registered	56,780	9,017,654
RWE AG	112,064	9,871,086
Salzgitter AG	11,220	1,013,801
Siemens AG Registered	222,428	20,173,310
ThyssenKrupp AG	91,460	2,955,288
TUI AG(a)	48,688	338,710

		128,747,853
GREECE—0.12%
National Bank of Greece SA SP ADR	233,745	1,699,326

		1,699,326
HONG KONG—2.32%
Bank of East Asia Ltd.	204,160	732,318
BOC Hong Kong (Holdings) Ltd.	1,054,000	2,480,560
Cheung Kong (Holdings) Ltd.	204,000	2,640,070
Cheung Kong Infrastructure Holdings Ltd.	136,000	486,952
Chinese Estates Holdings Ltd.	204,000	352,711
CLP Holdings Ltd.	476,000	3,199,845
Hang Lung Group Ltd.	204,000	1,042,341
Hang Seng Bank Ltd.	204,000	2,934,873
Hongkong Electric Holdings Ltd.	408,000	2,189,968
Hopewell Holdings Ltd.	170,000	543,982
Hutchison Whampoa Ltd.	544,000	3,885,088
Hysan Development Co. Ltd.	204,000	608,032
Link REIT (The)	612,000	1,394,525
Mongolia Energy Corp. Ltd.(a)	345,000	148,679
MTR Corp. Ltd.(b)	204,000	730,428
New World Development Co. Ltd.	612,000	1,343,988
NWS Holdings Ltd.	204,000	393,773
Orient Overseas International Ltd.	68,000	339,112
Shangri-La Asia Ltd.	136,000	264,972
Sino Land Co. Ltd.(b)	408,000	792,811
Swire Pacific Ltd. Class A	136,000	1,684,591
Television Broadcasts Ltd.	68,000	325,073
Wharf (Holdings) Ltd. (The)	411,750	2,271,193
Wing Hang Bank Ltd.	34,000	334,505
Yue Yuen Industrial Holdings Ltd.	136,000	382,542

		31,502,932
IRELAND—0.34%
Anglo Irish Bank Corp. Ltd.(c)	246,432	36
CRH PLC	186,184	4,573,567

		4,573,603

ITALY—5.74%
A2A SpA	149,328	276,950
Assicurazioni Generali SpA	309,970	7,848,044
Banca Monte dei Paschi di Siena SpA	451,730	862,458
Banca Popolare di Milano Scrl	125,779	940,894
Banco Popolare SpA(a)	190,128	1,663,509
Enel SpA	1,819,000	10,882,986
Eni SpA	713,864	17,810,806
Exor SpA	17,103	339,910
Fiat SpA(a)	80,036	1,199,785
Finmeccanica SpA	114,308	1,929,422
Fondiaria-Sai SpA(b)	19,244	352,932
Intesa Sanpaolo SpA(a)	2,106,135	8,934,054
Italcementi SpA	29,988	434,272
Mediaset SpA	205,224	1,340,637
Mediobanca SpA	53,907	690,780
Parmalat SpA	478,652	1,332,651
Pirelli & C. SpA(a)	973,504	550,124
Saras SpA	35,156	114,764
Telecom Italia SpA	2,766,512	4,420,644
Terna SpA	302,396	1,203,544
UniCredit SpA(a)	3,965,488	13,398,514
Unione di Banche Italiane ScpA	98,396	1,413,312
Unipol Gruppo Finanziario SpA(a)	120,292	175,355

		78,116,347
JAPAN—20.60%
Acom Co. Ltd.(b)	10,996	142,370
Advantest Corp.	27,200	619,001
AEON Co. Ltd.	129,200	1,170,393
AEON Credit Service Co. Ltd.	26,100	255,752
Aioi Insurance Co. Ltd.	136,000	611,489
Aisin Seiki Co. Ltd.	47,600	1,248,895
Ajinomoto Co. Inc.	136,000	1,286,080
Alfresa Holdings Corp.	6,800	296,730
All Nippon Airways Co. Ltd.	68,000	190,057
Amada Co. Ltd.	68,000	425,188
Aozora Bank Ltd.(a)	204,000	245,647
Asahi Glass Co. Ltd.	272,000	2,343,791
Astellas Pharma Inc.	88,400	3,291,074
Bank of Kyoto Ltd. (The)	97,000	891,560
Bank of Yokohama Ltd. (The)	340,000	1,701,502
Bridgestone Corp.	87,300	1,476,539
Brother Industries Ltd.	61,200	711,251
Canon Inc.	285,600	11,137,517
Canon Marketing Japan Inc.	20,400	333,765
Casio Computer Co. Ltd.	40,800	306,045
Chiba Bank Ltd. (The)	136,000	854,883
Chubu Electric Power Co. Inc.	122,400	2,731,418
Chuo Mitsui Trust Holdings Inc.	272,000	1,024,658
Citizen Watch Co. Ltd.	95,200	546,885
Coca-Cola West Co. Ltd.	13,600	252,859
Cosmo Oil Co. Ltd.	136,000	363,588

Credit Saison Co. Ltd.	47,600	547,936
Dai Nippon Printing Co. Ltd.	204,000	2,598,453
Daicel Chemical Industries Ltd.	68,000	416,924
Daiichi Sankyo Co. Ltd.	170,000	3,357,932
Dainippon Pharmaceutical Co. Ltd.	20,400	214,096
Daito Trust Construction Co. Ltd.	13,600	575,431
Daiwa House Industry Co. Ltd.	136,000	1,479,894
Daiwa Securities Group Inc.	136,000	737,693
Denki Kagaku Kogyo Kabushiki Kaisha	68,000	253,911
Dentsu Inc.	27,200	594,962
DIC Corp.	136,000	225,364
Eisai Co. Ltd.	74,800	2,685,594
Electric Power Development Co. Ltd.	27,220	844,987
Fuji Electric Holdings Co. Ltd.(a)	136,000	258,418
Fuji Heavy Industries Ltd.(a)	68,000	273,442
Fuji Media Holdings Inc.	204	301,763
FUJIFILM Holdings Corp.	129,200	3,753,822
Fujitsu Ltd.	136,000	823,332
Fukuoka Financial Group Inc.	272,000	1,012,638
Gunma Bank Ltd.	136,000	719,664
Hakuhodo DY Holdings Inc.	3,400	172,404
Hikari Tsushin Inc.	6,900	131,490
Hino Motors Ltd.(a)	68,000	256,916
Hitachi Chemical Co. Ltd.	27,200	551,092
Hitachi Ltd.(a)	884,000	2,910,208
Hokkaido Electric Power Co. Inc.	54,400	1,046,292
Hokuhoku Financial Group Inc.	136,000	298,984
Honda Motor Co. Ltd.	224,400	7,139,549
Idemitsu Kosan Co. Ltd.	6,800	506,319
Isetan Mitsukoshi Holdings Ltd.	47,600	463,274
Isuzu Motors Ltd.(a)	340,000	743,703
ITOCHU Corp.	272,000	1,766,858
Itochu Techno-Solutions Corp.	13,600	377,110
J. Front Retailing Co. Ltd.	68,000	327,530
Japan Petroleum Exploration Co. Ltd.	6,800	347,813
Japan Prime Realty Investment Corp.	136	300,336
Japan Real Estate Investment Corp.	136	1,093,769
Japan Retail Fund Investment Corp.	68	323,022
JFE Holdings Inc.	136,000	4,552,364
JS Group Corp.	61,200	1,008,056
JTEKT Corp.	34,000	368,847
Kaneka Corp.	136,000	896,951
Kansai Electric Power Co. Inc. (The)	74,800	1,617,141
Kansai Paint Co. Ltd.	68,000	584,446
Kawasaki Kisen Kaisha Ltd.(a)	169,000	631,043
KDDI Corp.	476	2,545,117
Keio Corp.	126,000	797,592
Keisei Electric Railway Co. Ltd.	68,000	386,125
Kinden Corp.	22,000	180,336
Kintetsu Corp.	68,000	241,891
Kirin Holdings Co. Ltd.	204,000	3,373,708
Konami Corp.	20,400	376,810
Konica Minolta Holdings Inc.	68,000	656,562
Kubota Corp.	272,000	2,160,495

Kuraray Co. Ltd.	68,000	715,908
Kyocera Corp.	27,200	2,328,767
Kyushu Electric Power Co. Inc.	102,000	2,080,115
Leopalace21 Corp.(a)	34,000	188,179
Mabuchi Motor Co. Ltd.	6,800	329,032
Makita Corp.	34,000	1,156,871
Marubeni Corp.	408,000	2,073,354
Marui Group Co. Ltd.	68,000	398,895
Medipal Holdings Corp.	27,200	383,120
Minebea Co. Ltd.	68,000	291,472
Mitsubishi Corp.	360,400	7,871,308
Mitsubishi Gas Chemical Co. Inc.	68,000	320,769
Mitsubishi Rayon Co. Ltd.	136,000	477,773
Mitsubishi Tanabe Pharma Corp.	68,000	875,166
Mitsubishi UFJ Financial Group Inc.	1,679,600	9,184,733
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,600	416,924
Mitsui & Co. Ltd.	476,000	6,431,153
Mitsui Chemicals Inc.	136,000	476,270
Mitsui Mining & Smelting Co. Ltd.(a)	136,000	359,081
Mitsui O.S.K. Lines Ltd.	340,000	2,020,769
Mitsumi Electric Co. Ltd.	6,800	141,228
Mizhuo Securities Co. Ltd.	88,000	313,036
Mizuho Financial Group Inc.	3,406,800	6,887,366
Murata Manufacturing Co. Ltd.	61,200	3,042,422
Namco Bandai Holdings Inc.	54,400	561,909
Nippon Building Fund Inc.	136	1,122,316
Nippon Express Co. Ltd.	272,000	1,129,828
Nippon Meat Packers Inc.	69,000	817,908
Nippon Mining Holdings Inc.	170,000	779,386
Nippon Oil Corp.	340,000	1,701,502
Nippon Paper Group Inc.	20,400	543,129
Nippon Steel Corp.	884,000	3,447,327
Nippon Telegraph and Telephone Corp.	142,800	5,915,820
Nippon Yusen Kabushiki Kaisha	272,000	1,024,658
Nipponkoa Insurance Co. Ltd.	69,000	384,180
Nishi-Nippon City Bank Ltd. (The)	58,000	146,089
Nissan Motor Co. Ltd.(a)	346,800	2,574,565
Nisshin Seifun Group Inc.	34,200	461,315
Nitto Denko Corp.	40,800	1,250,773
NOK Corp.	27,200	368,697
Nomura Holdings Inc.	972,400	7,036,257
Nomura Real Estate Office Fund Inc.	68	424,436
NSK Ltd.	136,000	811,312
NTN Corp.	68,000	262,925
NTT DoCoMo Inc.	4,216	6,143,288
Olympus Corp.	13,600	435,705
Ono Pharmaceutical Co. Ltd.	20,400	973,575
ORIX Corp.	17,680	1,173,849
Osaka Gas Co. Ltd.	272,000	910,473
Promise Co. Ltd.(a)(b)	23,800	153,811
Ricoh Co. Ltd.	204,000	2,859,876
Rohm Co. Ltd.	27,200	1,829,960
Sankyo Co. Ltd.	6,800	391,383
Sapporo Hokuyo Holdings Inc.	136,000	464,251

SBI Holdings Inc.	4,556	860,667
Sega Sammy Holdings Inc.	47,600	682,028
Seiko Epson Corp.	34,000	537,119
Sekisui Chemical Co. Ltd.	136,000	832,346
Sekisui House Ltd.	136,000	1,198,939
Senshu Ikeda Holdings Inc.(a)	101,750	346,211
77 Bank Ltd. (The)	136,000	793,283
Sharp Corp.	68,000	744,454
Shimizu Corp.	136,000	527,353
Shinsei Bank Ltd.(a)(b)	340,000	454,485
Showa Denko K.K.	272,000	534,865
Showa Shell Sekiyu K.K.	56,000	559,876
Sojitz Corp.	346,800	655,135
Sompo Japan Insurance Inc.	272,000	1,640,654
Sumitomo Corp.	306,000	3,042,422
Sumitomo Electric Industries Ltd.	102,000	1,267,676
Sumitomo Heavy Industries Ltd.(a)	136,000	637,031
Sumitomo Mitsui Financial Group Inc.	244,800	8,545,824
Sumitomo Rubber Industries Inc.	61,200	572,651
Sumitomo Trust and Banking Co. Ltd. (The)	408,000	2,195,051
Suzuken Co. Ltd.	13,600	485,285
T&D Holdings Inc.	27,200	724,172
Taiheiyo Cement Corp.(a)	204,000	241,140
Taisei Corp.	272,000	540,875
Taisho Pharmaceutical Co. Ltd.	68,000	1,246,266
Takeda Pharmaceutical Co. Ltd.	210,800	8,500,000
TDK Corp.	34,000	2,005,745
Teijin Ltd.	136,000	405,656
Tokyo Electric Power Co. Inc. (The)	326,400	8,022,978
Tokyo Steel Manufacturing Co. Ltd.	27,200	361,184
Tokyo Tatemono Co. Ltd.	68,000	334,291
Tokyu Land Corp.	136,000	564,914
TonenGeneral Sekiyu K.K.	68,000	625,011
Toppan Printing Co. Ltd.	136,000	1,239,505
TOTO Ltd.	68,000	411,666
Toyo Seikan Kaisha Ltd.	40,800	697,729
Toyota Industries Corp.	54,400	1,508,440
Toyota Motor Corp.	754,800	30,518,869
Toyota Tsusho Corp.	34,000	498,807
UNY Co. Ltd.	20,400	154,600
USS Co. Ltd.	4,080	249,704
West Japan Railway Co.	295	1,046,122
Yamaguchi Financial Group Inc.	68,000	657,313
Yamaha Corp.	47,600	501,662
Yamaha Motor Co. Ltd.	47,600	580,539
Yamato Holdings Co. Ltd.	61,200	918,811
Yokogawa Electric Corp.	54,400	450,729

		280,253,643
NETHERLANDS—2.23%
Aegon NV(a)	414,732	2,985,540
Akzo Nobel NV	66,572	3,956,449
ASML Holding NV	34,204	927,570
Corio NV	12,108	825,798

Heineken Holding NV	10,336	404,208
ING Groep NV CVA(a)	550,936	7,263,882
Koninklijke DSM NV	37,604	1,655,607
Koninklijke Philips Electronics NV	278,399	7,038,438
Reed Elsevier NV	73,848	865,135
Royal Boskalis Westminster NV CVA	12,008	424,150
SBM Offshore NV	39,087	753,759
TNT NV	91,392	2,437,985
Wolters Kluwer NV	35,360	792,752

		30,331,273
NEW ZEALAND—0.13%
Fletcher Building Ltd.	128,248	771,351
Telecom Corp. of New Zealand Ltd.	529,992	973,153

		1,744,504
NORWAY—0.91%
DnB NOR ASA(a)	215,546	2,494,824
Norsk Hydro ASA(a)	89,760	594,682
Orkla ASA	226,712	2,116,759
Seadrill Ltd.(a)	28,900	606,616
StatoilHydro ASA	212,908	5,078,046
Telenor ASA(a)	62,968	819,438
Yara International ASA	20,264	677,849

		12,388,214
PORTUGAL—0.35%
Banco Comercial Portugues SA Registered	808,530	1,157,157
Banco Espirito Santo SA Registered	164,958	1,221,561
BRISA - Auto-estradas de Portugal SA	42,478	420,544
CIMPOR - Cimentos de Portugal SGPS SA	95,268	745,125
Galp Energia SGPS SA Class B	18,564	313,345
Portugal Telecom SGPS SA Registered	81,940	941,194

		4,798,926
SINGAPORE—1.35%
Ascendas Real Estate Investment Trust	435,546	579,254
CapitaLand Ltd.	748,000	2,214,236
CapitaMall Trust Management Ltd.	612,800	701,069
COSCO Corp. (Singapore) Ltd.	136,000	109,885
DBS Group Holdings Ltd.	510,000	4,762,504
Fraser and Neave Ltd.	204,000	564,499
Golden Agri-Resources Ltd.(a)	1,088,687	334,729
Jardine Cycle & Carriage Ltd.	68,000	1,135,805
Neptune Orient Lines Ltd.	272,750	310,087
Noble Group Ltd.	272,000	509,556
SembCorp Industries Ltd.	204,000	490,108
Singapore Airlines Ltd.(b)	126,800	1,233,048
Singapore Telecommunications Ltd.	612,000	1,286,533
United Overseas Bank Ltd.	340,000	4,152,301

		18,383,614
SPAIN—5.69%
Acerinox SA	24,752	495,033

Banco Bilbao Vizcaya Argentaria SA	1,003,136	18,086,541
Banco de Sabadell SA(b)	281,511	1,908,558
Banco de Valencia SA	19,600	166,862
Banco Popular Espanol SA	156,268	1,401,839
Banco Santander SA	2,208,813	35,832,630
Banco Santander SA London(b)	36,062	578,676
Criteria CaixaCorp SA	112,356	550,375
Fomento de Construcciones y Contratas SA	8,568	350,427
Gas Natural SDG SA	66,232	1,338,303
Gestevision Telecinco SA	33,592	349,421
Grupo Ferrovial SA(b)	19,176	799,567
Iberdrola SA	1,004,224	9,156,797
Iberia Lineas Aereas de Espana SA(a)	137,891	382,488
Mapfre SA	15,321	66,008
Repsol YPF SA	206,380	5,531,304
Sacyr Vallehermoso SA	27,122	412,577

		77,407,406
SWEDEN—2.20%
Assa Abloy AB Class B	27,676	495,605
Holmen AB Class B	24,004	661,961
Nordea Bank AB	888,692	9,809,324
Skandinaviska Enskilda Banken AB Class A(a)	228,820	1,440,476
Skanska AB Class B	101,184	1,520,712
SSAB AB Class A	52,904	832,608
SSAB AB Class B	27,336	394,171
Svenska Cellulosa AB Class B	165,650	2,324,002
Svenska Handelsbanken AB Class A	124,100	3,293,873
Swedbank AB Class A(a)	145,145	1,295,469
Tele2 AB Class B	60,112	895,763
Telefonaktiebolaget LM Ericsson Class B	284,104	3,065,429
TeliaSonera AB	580,652	3,911,381

		29,940,774
SWITZERLAND—1.32%
Baloise Holding Registered	13,124	1,129,490
BKW FMB Energie AG	1,035	85,387
Lindt & Spruengli AG Participation Certificates	138	291,562
Pargesa Holding SA Bearer	6,280	504,607
Swiss Life Holding AG Registered(a)	9,384	1,130,569
Swiss Reinsurance Co. Registered	95,200	3,905,593
Swisscom AG Registered	4,420	1,602,075
Zurich Financial Services AG Registered	40,256	9,271,555

		17,920,838
UNITED KINGDOM—20.73%
Anglo American PLC(a)	240,312	8,774,020
Antofagasta PLC	52,020	661,539
Associated British Foods PLC	40,392	550,951
AstraZeneca PLC	254,932	11,522,355
Aviva PLC	732,564	4,632,054
Balfour Beatty PLC	146,977	643,710

Barclays PLC(a)(d)	3,010,836	15,980,575
Berkeley Group Holdings PLC (The) Units(a)	12,308	173,056
BP PLC	5,086,128	47,980,024
British Land Co. PLC(b)	255,979	1,992,415
BT Group PLC	2,138,827	4,629,028
Carnival PLC	48,484	1,516,056
FirstGroup PLC	109,208	677,209
Friends Provident Group PLC	641,067	862,270
Hammerson PLC	183,124	1,226,125
Home Retail Group PLC	251,940	1,209,726
HSBC Holdings PLC	4,721,308	52,429,814
International Power PLC	158,100	661,934
Investec PLC	107,032	771,159
Kazakhmys PLC(a)	56,304	1,010,687
Kingfisher PLC	333,200	1,228,079
Ladbrokes PLC	299,778	601,367
Land Securities Group PLC	221,147	2,413,173
Legal & General Group PLC	1,679,940	2,173,766
Liberty International PLC	38,012	282,646
Lloyds Banking Group PLC(a)	4,563,888	6,547,167
Man Group PLC	470,084	2,402,075
Marks & Spencer Group PLC	208,284	1,175,888
Old Mutual PLC	1,423,988	2,492,759
Pearson PLC	222,428	3,052,271
Prudential PLC	689,520	6,325,014
Rexam PLC	225,973	1,031,777
Royal Bank of Scotland Group PLC(a)	2,357,424	1,628,952
Royal Dutch Shell PLC Class A	961,588	28,641,557
Royal Dutch Shell PLC Class B	731,136	21,210,957
RSA Insurance Group PLC	858,704	1,715,519
Schroders PLC	29,240	530,175
SEGRO PLC	194,684	1,132,803
Severn Trent PLC	31,144	488,464
Standard Life PLC	354,688	1,274,537
Tomkins PLC	263,772	730,880
United Utilities Group PLC	184,693	1,341,053
Vodafone Group PLC	14,215,808	31,528,600
Wolseley PLC(a)	74,800	1,526,412
WPP PLC	286,960	2,594,463

		281,975,061

TOTAL COMMON STOCKS
(Cost: $1,434,565,536)		1,347,396,635

Security	Shares	Value

INVESTMENT COMPANIES—0.00%

AUSTRALIA—0.00%
BGP Holdings PLC(c)	2,256,851	333

		333

TOTAL INVESTMENT COMPANIES
(Cost: $0)		333

Security	Shares	Value

PREFERRED STOCKS—0.64%

GERMANY—0.45%
Bayerische Motoren Werke AG	14,892	491,962
Porsche Automobil Holding SE	25,364	1,948,258
RWE AG NVS	9,928	782,217
Volkswagen AG	28,628	2,858,325

		6,080,762
ITALY—0.19%
Intesa Sanpaolo SpA RNC	228,297	749,471
Telecom Italia SpA RNC	1,678,308	1,858,433

		2,607,904

TOTAL PREFERRED STOCKS
(Cost: $8,946,713)		8,688,666

Security	Shares	Value

RIGHTS—0.00%

AUSTRALIA—0.00%
CSR Ltd.(a)(c)	52,133	12,484
MAp Group(a)(c)	18,094	9,156

		21,640
BELGIUM—0.00%
Fortis(a)(b)(c)	355,470	52

		52
GERMANY—0.00%
TUI AG(a)(c)	48,688	7

		7

TOTAL RIGHTS
(Cost: $0)		21,699

Security	Shares	Value

WARRANTS—0.00%

ITALY—0.00%
Mediobanca SpA (Expires 3/18/11)(a)(c)	51,340	8

		8

TOTAL WARRANTS
(Cost: $0)		8

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.73%

MONEY MARKET FUNDS—1.73%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(d)(e)(f)	20,437,369	20,437,369
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	3,010,757	3,010,757
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	86,173	86,173

		23,534,299

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,534,299)		23,534,299

TOTAL INVESTMENTS IN SECURITIES—101.41%
(Cost: $1,467,046,548)		1,379,641,640
Other Assets, Less Liabilities—(1.41)%		(19,132,436)

NET ASSETS—100.00%		$1,360,509,204

NVS  -  Non-Voting Shares

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.35%

AUSTRALIA—7.92%
Adelaide Brighton Ltd.	393,861	$1,010,736
Alesco Corp. Ltd.	53,628	247,137
Andean Resources Ltd.(a)	263,280	528,138
Ansell Ltd.	145,644	1,364,733
APA Group	509,754	1,460,145
APN News & Media Ltd.	459,007	937,355
Aquarius Platinum Ltd.(a)	175,458	792,719
Aquila Resources Ltd.(a)	34,358	222,910
Atlas Iron Ltd.(a)	113,911	185,789
Atrium European Real Estate Ltd.(a)	137,138	900,414
Austar United Communications Ltd.(a)	621,663	735,873
Australian Worldwide Exploration Ltd.(a)	414,027	976,440
AWB Ltd.	714,168	793,746
Beach Petroleum Ltd.	906,540	651,224
Boart Longyear Group(a)	1,661,320	420,327
Bradken Ltd.	82,470	467,985
Carnarvon Petroleum Ltd.(a)	384,498	187,614
Centennial Coal Co. Ltd.	279,213	804,827
Challenger Financial Services Group Ltd.	291,371	987,311
Crane Group Ltd.	91,557	747,887
CuDECO Ltd.(a)	40,344	208,522
David Jones Ltd.	324,857	1,573,379
Dominion Mining Ltd.	92,138	293,061
Downer EDI Ltd.	268,529	2,091,581
DUET Group	732,433	1,125,105
Eastern Star Gas Ltd.(a)	199,096	153,817
Emeco Holdings Ltd.	261,662	208,065
Energy World Corp. Ltd.(a)	451,849	200,062
Felix Resources Ltd.	42,739	671,198
Flight Centre Ltd.	46,826	719,303
Gindalbie Metals Ltd.(a)	314,774	251,720
Gunns Ltd.	520,672	479,889
Healthscope Ltd.	227,387	978,022
Iluka Resources Ltd.(a)	148,715	470,326
Independence Group NL	101,308	394,546
Infigen Energy	802,224	1,043,841
ING Office Fund	1,354,073	734,124
IOOF Holdings Ltd.	155,146	738,801
iSOFT Group Ltd.	337,184	245,267
JB Hi-Fi Ltd.	86,640	1,628,388
Kagara Ltd.(a)	365,687	338,696
Karoon Gas Australia Ltd.(a)	74,731	517,932
Kingsgate Consolidated Ltd.	99,316	682,039
Linc Energy Ltd.(a)	175,043	249,907
Lynas Corp. Ltd.(a)(b)	979,887	429,432
Macarthur Coal Ltd.	96,806	751,401
Macmahon Holdings Ltd.	727,556	374,729
Macquarie CountryWide Trust	612,130	351,232
Minara Resources Ltd.(a)	154,047	123,885
Mincor Resources NL	216,975	425,447

Mirabela Nickel Ltd.(a)	105,616	262,445
Mount Gibson Iron Ltd.(a)	372,533	410,677
Murchison Metals Ltd.(a)	192,636	250,655
Nexus Energy Ltd.(a)(b)	579,208	170,096
Pacific Brands Ltd.(a)	794,722	951,497
PanAust Ltd.(a)	1,363,306	585,145
Panoramic Resources Ltd.	159,379	339,875
Publishing and Broadcasting Ltd.	387,098	1,066,834
Riversdale Mining Ltd.(a)	99,648	486,226
Roc Oil Co. Ltd.(a)	650,066	364,188
Seven Network Ltd.	103,652	605,980
Sigma Pharmaceuticals Ltd.	1,147,625	974,774
Silex Systems Ltd.(a)	69,814	404,999
Sino Gold Mining Ltd.(a)(b)	166,643	1,001,348
South Australian Coal Corp.(c)	36,487	1,648
St Barbara Ltd.(a)	374,166	103,119
Straits Resources Ltd.(a)	161,723	236,005
Sundance Resources Ltd.(a)(b)	1,411,480	197,689
Timbercorp Ltd.(c)	652,266	59
TOWER Australia Group Ltd.	334,110	896,648
Transfield Services Ltd.	187,802	728,004
Transpacific Industries Group Ltd.(a)	86,966	119,445
United Group Ltd.	88,403	1,083,984
Virgin Blue Holdings Ltd.(a)	811,226	370,177
West Australian Newspapers Holdings Ltd.	134,316	907,832
Western Areas NL(a)(b)	86,640	379,696
Whitehaven Coal Ltd.	60,270	212,394

		45,988,466
AUSTRIA—2.02%
Andritz AG	21,494	1,192,738
bwin Interactive Entertainment AG(a)	14,814	719,324
conwert Immobilien Invest SE(a)	88,403	1,083,908
Immoeast AG(a)(b)	231,537	1,233,253
IMMOFINANZ AG(a)(b)	243,964	842,299
Intercell AG(a)	28,984	1,124,705
Oesterreichische Post AG	31,494	922,386
RHI AG(a)	34,932	974,114
Schoeller-Bleckmann Oilfield Equipment AG	6,328	296,812
Sparkassen Immobilien AG(a)(b)	186,632	1,478,716
Wienerberger AG(a)	69,838	1,269,483
Zumtobel AG(a)	32,991	573,410

		11,711,148
BELGIUM—1.91%
Ackermans & van Haaren NV	18,166	1,321,389
Agfa-Gevaert NV(a)	114,980	697,250
Barco NV(a)	12,421	501,781
Cofinimmo SA	17,164	2,480,800
Compagnie Maritime Belge SA	9,233	279,132
EVS Broadcast Equipment SA	6,781	501,752
KBC Ancora SCA(a)	12,103	295,897
NV Bekaert SA	7,075	915,379
Nyrstar NV(a)	37,098	436,248

Omega Pharma SA	16,496	815,844
Option NV(a)	56,094	106,765
RHJ International SA(a)	93,667	685,477
SIPEF NV	7,348	389,756
Telenet Group Holding NV(a)	22,739	609,273
Tessenderlo Chemie NV	28,487	1,049,097

		11,085,840
DENMARK—1.66%
ALK-Abello A/S	7,490	639,251
Bang & Olufsen A/S Class B(a)	37,241	575,880
D/S Norden A/S	13,280	504,177
Danisco A/S	23,237	1,458,042
East Asiatic Co. Ltd. A/S(b)	18,818	686,448
FLSmidth & Co. A/S	21,743	1,161,702
Formuepleje Epikur A/S(a)	7,470	369,494
Genmab A/S(a)(b)	19,897	524,633
GN Store Nord A/S(a)	168,881	957,554
NeuroSearch A/S(a)(b)	12,075	201,086
NKT Holding A/S(a)	15,913	911,730
SimCorp A/S	4,150	806,289
Sydbank A/S(a)	35,561	877,727

		9,674,013
FINLAND—1.69%
Alma Media Corp.(b)	108,486	1,086,846
Amer Sports OYJ Class A(b)	125,706	1,105,419
Citycon OYJ	206,723	918,078
Huhtamaki OYJ	80,478	1,093,607
Konecranes OYJ	38,735	1,040,730
Outotec OYJ	26,411	840,542
Tieto OYJ	55,644	1,118,201
Uponor OYJ	60,229	1,098,370
YIT OYJ	79,399	1,542,856

		9,844,649
FRANCE—4.60%
Altran Technologies SA(a)(b)	93,652	454,609
Arkema	31,743	1,220,292
Beneteau SA	45,727	720,557
BOURBON SA	27,490	1,151,096
Club Mediterranee SA(a)	31,045	633,259
Derichebourg(b)	95,478	472,347
Etablissements Maurel et Prom	57,241	1,158,740
Eurofins Scientific SA	8,320	380,548
GAGFAH SA(b)	53,071	506,624
Groupe Eurotunnel SA	101,972	1,013,312
Groupe Steria SCA	36,328	1,093,443
Haulotte Group(b)	34,482	378,521
Havas SA	268,529	1,026,953
IMS International Metal Service(a)	24,980	424,958
Ingenico SA	32,822	814,546
Nexans SA	15,312	1,089,165
Nexity	17,573	658,055

NicOx SA(a)(b)	33,996	374,691
Orpea SA	22,573	1,022,474
Remy Cointreau Group(b)	27,407	1,331,208
Rhodia SA(a)(b)	64,814	962,992
Saft Groupe SA	22,324	1,164,850
SEB SA	26,245	1,467,609
Sechilienne-Sidec(b)	19,482	791,917
Societe Immobiliere de Location pour l’Industrie et le Commerce	12,075	1,541,089
Soitec SA(a)(b)	72,407	996,965
Teleperformance SA	48,818	1,575,984
Theolia SA(a)(b)	16,328	93,474
Ubisoft Entertainment SA(a)(b)	34,482	546,922
Valeo SA(a)	30,561	835,540
Zodiac Aerospace(b)	23,901	811,089

		26,713,829
GERMANY—5.40%
AIXTRON AG	51,557	1,549,541
Aurubis AG	23,818	953,058
Bilfinger Berger AG	26,941	1,741,054
Conergy AG(a)(b)	229,545	247,238
Demag Cranes AG	19,648	682,996
Deutsche Wohnen AG Bearer(a)	19,762	224,807
DEUTZ AG(a)	81,474	384,675
Douglas Holding AG	33,818	1,511,373
ElringKlinger AG	27,656	554,949
Freenet AG(a)	51,059	675,755
Gerresheimer AG	19,897	566,591
Gildemeister AG	42,739	602,846
Heidelberger Druckmaschinen AG(a)(b)	63,486	469,289
IVG Immobilien AG(a)(b)	49,980	449,095
Kloeckner & Co. SE(a)	42,973	946,629
Kontron AG	59,399	706,380
KUKA AG(a)(b)	30,478	451,936
LANXESS AG	51,059	1,606,896
LEONI AG(b)	25,644	526,683
MLP AG	47,905	523,043
MorphoSys AG(a)	29,152	766,049
MTU Aero Engines Holding AG	30,312	1,383,308
Nordex AG(a)	16,911	276,710
Pfleiderer AG Registered(a)(b)	42,739	431,956
Praktiker Bau-und Heimwerkermaerkte Holding AG	44,565	544,438
Q-Cells SE(a)(b)	31,411	521,385
Rheinmetall AG	20,478	1,116,115
RHON KLINIKUM AG	70,541	1,717,315
SGL Carbon SE(a)	33,652	1,295,913
Sky Deutschland AG(a)	166,474	697,572
Software AG	14,399	1,286,597
Solon SE(a)(b)	10,664	124,300
Stada Arzneimittel AG	33,403	897,963
Symrise AG	65,478	1,208,585
Tognum AG	47,905	735,794
Vossloh AG	7,905	792,530

Wincor Nixdorf AG	24,648	1,447,766
Wirecard AG	56,094	732,460

		31,351,590
HONG KONG—2.04%
AAC Acoustic Technologies Holdings Inc.	498,000	630,994
APAC Resources Ltd.(a)	1,660,000	115,661
Big Media Group Ltd.(a)	8,300,000	103,881
C C Land Holdings Ltd.	498,000	278,228
Cafe de Coral Holdings Ltd.	830,000	1,797,026
Champion REIT(b)	1,743,000	742,157
China WindPower Group Ltd.(a)(b)	2,490,000	285,939
Daphne International Holdings Ltd.	664,000	508,051
First Pacific Co. Ltd.(b)	2,158,000	1,289,189
Galaxy Entertainment Group Ltd.(a)	498,000	215,258
Giordano International Ltd.(b)	3,818,000	955,701
Johnson Electric Holdings Ltd.(a)(b)	2,158,000	960,627
Melco International Development Ltd.(a)(b)	581,000	323,101
Midland Holdings Ltd.	498,000	433,728
Pacific Basin Shipping Ltd.(b)	1,328,000	1,005,820
Polytec Asset Holdings Ltd.	2,075,000	356,085
Shun Tak Holdings Ltd. (b)	664,000	454,076
Techtronic Industries Co. Ltd.(b)	830,000	684,326
VTech Holdings Ltd.	83,000	696,107

		11,835,955
IRELAND—1.68%
Allied Irish Banks PLC(a)	428,177	1,183,275
Bank of Ireland(a)	478,758	1,200,852
C&C Group PLC	190,873	706,875
DCC PLC	62,656	1,655,704
FBD Holdings PLC	37,241	365,948
Grafton Group PLC(a)	130,644	655,380
Greencore Group PLC	266,039	604,492
Irish Life & Permanent PLC(a)	143,596	1,044,513
Paddy Power PLC	31,328	1,006,735
Smurfit Kappa Group PLC(a)	59,814	467,739
United Drug PLC	272,520	900,279

		9,791,792
ITALY—3.16%
Alitalia SpA(a)(c)	44,030	7
Arnoldo Mondadori Editore SpA(a)	304,691	1,405,988
Azimut Holding SpA	125,727	1,526,697
Banca Piccolo Credito Valtellinese Scrl(b)	178,383	1,646,286
Banca Popolare dell’Etruria e del Lazio Scrl	146,474	958,470
Benetton Group SpA	70,561	685,039
Beni Stabili SpA	801,892	726,455
Buzzi Unicem SpA	59,980	1,012,411
CIR SpA(a)	489,108	1,107,018
Danieli SpA RNC	44,482	589,366
Davide Campari-Milano SpA	190,209	1,822,782
ERG SpA	44,565	661,480
Gemina SpA(a)(b)	478,592	405,677

Gruppo Editoriale L’Espresso SpA(a)(b)	404,027	1,156,476
Hera SpA	438,675	974,748
Impregilo SpA	196,806	676,579
Recordati SpA	207,387	1,615,623
Societa Cattolica di Assicurazioni Scrl(a)	42,763	1,377,987

		18,349,089
JAPAN—26.95%
Access Co. Ltd.(a)(b)	166	416,284
AnGes MG Inc.(a)	249	362,552
Awa Bank Ltd. (The)	249,000	1,303,867
Bank of Iwate Ltd. (The)	24,900	1,482,667
Bank of Nagoya Ltd. (The)	166,000	663,853
Calsonic Kansei Corp.(a)	166,000	460,296
Capcom Co. Ltd.	33,200	567,760
Chiyoda Corp.	83,000	620,758
COMSYS Holdings Corp.	91,300	911,790
Culture Convenience Club Co. Ltd.(b)	58,100	358,792
CyberAgent Inc.	415	546,487
DA Office Investment Corp.(b)	166	461,396
Daifuku Co. Ltd.	83,000	523,564
Daihen Corp.	166,000	588,666
Daikyo Inc.(a)	249,000	635,429
Dainippon Screen Manufacturing Co. Ltd.(a)(b)	249,000	1,092,057
Daio Paper Corp.(b)	83,000	697,779
Daishi Bank Ltd. (The)	415,000	1,526,679
Daiwabo Holdings Co. Ltd.(b)	83,000	325,508
DISCO Corp.	16,600	937,097
Don Quijote Co. Ltd.	33,200	893,084
Duskin Co. Ltd.	49,200	888,122
eAccess Ltd.	1,162	821,564
Ebara Corp.(a)	249,000	1,119,565
EDION Corp.	66,400	540,619
Exedy Corp.	33,200	696,863
Fuji Machine Manufacturing Co. Ltd.	58,100	770,217
Fuji Soft Inc.(b)	33,200	579,496
Fujikura Ltd.	249,000	1,229,596
Funai Electric Co. Ltd.	16,600	786,721
Global One Real Estate Investment Corp.(b)	166	1,111,313
Glory Ltd.	49,800	1,105,811
GMO Internet Inc.	49,800	230,515
H2O Retailing Corp.	166,000	1,021,454
Hamamatsu Photonics K.K.	58,100	1,469,830
Hanwa Co. Ltd.	249,000	885,749
Haseko Corp.(a)	788,500	618,466
Heiwa Real Estate Co. Ltd.	290,500	969,189
Higo Bank Ltd. (The)	249,000	1,485,418
HIS Co. Ltd.	33,200	717,402
Hitachi Zosen Corp.(a)	622,500	825,232
Hogy Medical Co. Ltd.	8,300	446,542
Hokkoku Bank Ltd. (The)	332,000	1,313,036
Hosiden Corp.	58,100	720,794
Hyakugo Bank Ltd. (The)	249,000	1,202,088
Hyakujushi Bank Ltd. (The)	332,000	1,382,722

Iino Kaiun Kaisha Ltd.	107,900	488,721
Inui Steamship Co. Ltd.	33,200	263,341
Iseki & Co. Ltd.(a)(b)	166,000	630,844
IT Holdings Corp.	58,100	725,287
Izumi Co. Ltd.	66,400	808,361
Japan Airport Terminal Co. Ltd.	58,100	823,490
Japan Digital Laboratory Co. Ltd.	91,300	1,137,720
Japan Excellent Inc.	166	786,721
Japan Logistics Fund Inc.(b)	166	1,259,854
Japan Securities Finance Co. Ltd.	116,200	842,103
Juki Corp.(a)(b)	249,000	266,825
Juroku Bank Ltd. (The)	249,000	899,503
JVC KENWOOD Holdings Inc.(a)	765,600	372,143
K.K. DaVinci Advisors(a)(b)	1,079	78,076
kabu.com Securities Co. Ltd.(b)	332	359,434
Kagoshima Bank Ltd. (The)	166,000	1,237,848
Kakaku.com Inc.	166	610,672
Kanematsu Corp.(a)	664,000	557,490
Kayaba Industry Co. Ltd.(a)	166,000	491,471
Keihin Corp.	41,500	644,598
Keiyo Bank Ltd. (The)	249,000	1,210,340
Kenedix Inc.(a)(b)	581	228,818
Kenedix Realty Investment Corp.	249	724,829
Kitz Corp.	166,000	869,244
Kiyo Holdings Inc.	747,000	899,503
Kobayashi Pharmaceutical Co. Ltd.	24,900	1,075,552
Koito Manufacturing Co. Ltd.	83,000	1,217,676
Komeri Co. Ltd.	33,200	924,260
K’s Holdings Corp.	33,200	1,085,639
Maruha Nichiro Holdings Inc.(b)	415,000	614,339
Marusan Securities Co. Ltd.	132,800	802,492
Matsuya Co. Ltd.(a)	24,900	240,143
Meidensha Corp.(b)	166,000	850,906
Meitec Corp.	66,400	1,134,052
MID REIT Inc.	249	564,459
Miraca Holdings Inc.	41,500	1,352,464
Misumi Group Inc.	83,000	1,439,571
Mitsubishi Steel Manufacturing Co. Ltd.(a)	249,000	497,890
Mizuno Corp.	249,000	1,155,325
Monex Group Inc.	996	404,364
Mori Seiki Co. Ltd.	66,400	735,740
MORI TRUST Sogo REIT Inc.	166	1,281,860
Musashino Bank Ltd. (The)	33,200	960,937
Nabtesco Corp.(b)	83,000	977,441
Nagase & Co. Ltd.	166,000	2,039,240
Nanto Bank Ltd. (The)	166,000	913,257
Net One Systems Co. Ltd.	498	657,435
Nichicon Corp.	41,500	422,244
Nichi-Iko Pharmaceutical Co. Ltd.	24,900	739,958
Nifco Inc.	66,400	1,378,321
Nihon Dempa Kogyo Co. Ltd.	24,900	473,408
Nihon Kohden Corp.	41,500	702,364
Nihon Parkerizing Co. Ltd.	83,000	991,195
Nihon Unisys Ltd.	83,000	716,118

Nippon Coke & Engineering Co. Ltd.(b)	124,500	154,043
Nippon Commercial Investment Corp.	166	292,316
Nippon Denko Co. Ltd.(b)	83,000	602,419
Nippon Kayaku Co. Ltd.	166,000	1,505,590
Nippon Konpo Unyu Soko Co. Ltd.	166,000	1,810,009
Nippon Light Metal Co. Ltd.(a)	581,000	519,896
Nippon Paint Co. Ltd.	332,000	2,017,234
Nippon Residential Investment Corp.	249	660,186
Nippon Seiki Co. Ltd.	83,000	884,832
Nippon Sharyo Ltd.	166,000	1,063,632
Nippon Shinyaku Co. Ltd.	83,000	1,149,823
Nippon Suisan Kaisha Ltd.	249,000	720,703
Nippon Yakin Kogyo Co. Ltd.	83,000	413,533
Nishimatsuya Chain Co. Ltd.	66,400	668,255
Nishi-Nippon Railroad Co. Ltd.	415,000	1,577,110
Nissha Printing Co. Ltd.	16,600	799,558
Nisshin OilliO Group Ltd. (The)	166,000	876,580
Nitto Boseki Co. Ltd.	332,000	608,838
NSD Co. Ltd.(b)	66,400	682,925
Ogaki Kyoritsu Bank Ltd. (The)	249,000	860,992
Okasan Securities Group Inc.	249,000	1,199,337
Oki Electric Industry Co. Ltd.(a)	581,000	532,733
Okinawa Electric Power Co. Inc. (The)	16,600	896,752
Okuma Corp.	166,000	825,232
Orient Corp.(a)(b)	249,000	244,819
ORIX JREIT Inc.	249	1,152,574
Osaka Securities Exchange Co. Ltd.	166	806,894
OSG Corp.(b)	91,300	908,764
Pacific Metals Co. Ltd.	83,000	641,847
Park 24 Co. Ltd.	83,000	931,595
Pioneer Corp.(a)(b)	132,800	338,895
Point Inc.	10,790	638,913
Press Kogyo Co. Ltd.	166,000	374,105
Rengo Co. Ltd.	166,000	935,263
Resorttrust Inc.	116,200	1,336,326
Roland Corp.	58,100	627,085
Ryohin Keikaku Co. Ltd.(b)	24,900	1,125,066
Saizeriya Co. Ltd.	41,500	800,933
San-in Godo Bank Ltd. (The)	166,000	1,457,910
Sanken Electric Co. Ltd.	166,000	618,007
Sankyu Inc.	249,000	1,105,811
Sanwa Holdings Corp.	415,000	1,150,740
Sanyo Shokai Ltd.	83,000	269,576
Sanyo Special Steel Co. Ltd.	166,000	627,176
Sawai Pharmaceutical Co. Ltd.	16,600	944,432
Seino Holdings Co. Ltd.	166,000	1,243,349
Shiga Bank Ltd. (The)	249,000	1,559,689
Shima Seiki Manufacturing Ltd.(b)	24,900	514,395
Shimachu Co. Ltd.	58,100	1,383,181
Shinko Plantech Co. Ltd.	58,100	607,187
Sinfonia Technology Co. Ltd.	166,000	401,613
So-net Entertainment Corp.	83	182,835
So-net M3 Inc.(b)	83	286,080
Sotetsu Holdings Inc.	747,000	3,210,152

Star Micronics Co. Ltd.	49,800	414,817
Sumitomo Bakelite Co. Ltd.	332,000	1,584,445
Sumitomo Forestry Co. Ltd.	141,100	1,091,140
Sumitomo Osaka Cement Co. Ltd.	415,000	738,124
Sumitomo Warehouse Co. Ltd. (The)(b)	249,000	1,108,562
Sysmex Corp.	24,900	1,127,817
Tadano Ltd.	166,000	799,558
Taiyo Yuden Co. Ltd.	83,000	957,269
Takara Holdings Inc.	166,000	1,028,789
Takefuji Corp.(b)	89,840	344,393
Toagosei Co. Ltd.	332,000	1,177,331
TOC Co. Ltd.	124,500	590,041
Toda Corp.	249,000	836,235
Toho Holdings Co. Ltd.	41,500	612,505
Toho Zinc Co. Ltd.	166,000	849,072
Tokai Carbon Co. Ltd.	166,000	825,232
Tokai Tokyo Financial Holdings Inc.	249,000	827,983
Tokyo Dome Corp.	249,000	789,472
Tokyo Seimitsu Co. Ltd.(a)	49,800	637,079
Tokyo Tomin Bank Ltd. (The)	33,200	490,738
TOKYU REIT Inc.	166	841,737
Tomy Co. Ltd.	132,800	1,179,532
Topcon Corp.(b)	83,000	463,047
Toshiba Machine Co. Ltd.	166,000	542,819
TS Tech Co. Ltd.	33,200	650,283
ULVAC Inc.(b)	24,900	599,669
Wacom Co. Ltd.	332	755,546
Works Applications Co. Ltd.	415	247,570
Xebio Co. Ltd.	33,200	755,546
Yamatake Corp.	49,800	1,063,999
Yodogawa Steel Works Ltd.	249,000	1,042,543
Yoshinoya Holdings Co. Ltd.	996	1,167,428
Zeon Corp.	166,000	770,217

		156,538,853
NETHERLANDS—2.96%
Aalberts Industries NV	69,897	881,551
Arcadis NV	43,984	885,184
BinckBank NV	45,729	910,519
Crucell NV(a)	42,988	862,602
CSM NV	52,456	1,393,519
Gemalto NV(a)	43,320	1,833,445
Imtech NV	43,818	1,121,053
Kardan NV(a)	30,258	225,051
Koninklijke BAM Groep NV(b)	74,897	887,148
Koninklijke Wessanen NV(a)	130,976	722,363
Mediq NV	55,727	886,358
Nutreco Holding NV	19,316	980,393
Oce NV(a)	76,142	484,426
Telegraaf Media Groep NV	33,321	627,572
TomTom NV(a)(b)	50,102	481,534
USG People NV(a)	48,427	848,488
VastNed Retail NV	17,601	1,179,011
Wavin NV	147,221	305,842

Wereldhave NV	16,992	1,666,710

		17,182,769
NEW ZEALAND—0.76%
Fisher & Paykel Appliances Holdings Ltd.	866,955	413,636
Fisher & Paykel Healthcare Corp. Ltd.	556,414	1,246,918
Freightways Ltd.	538,592	1,171,938
Kiwi Income Property Trust	1,185,919	934,458
Mainfreight Ltd.	164,213	632,722

		4,399,672
NORWAY—2.93%
ABG Sundal Collier Holding ASA	664,000	874,006
Acergy SA	125,561	1,597,636
Aker Solutions ASA	80,368	974,645
Cermaq ASA(a)	60,700	532,652
DNO International ASA(a)	454,505	358,952
Fred Olsen Energy ASA	25,478	992,667
Frontline Ltd.	28,403	659,492
Golar LNG Ltd.	49,800	629,284
Marine Harvest ASA(a)	1,119,703	819,453
Norwegian Property ASA(a)	117,693	225,145
ODIM ASA(b)	21,300	118,875
Petroleum Geo-Services ASA(a)	47,681	454,392
Schibsted ASA(a)	28,465	471,844
Songa Offshore SE(a)	49,800	251,714
SpareBank 1 SMN	138,360	1,226,273
Stolt-Nielsen SA	34,648	480,386
Storebrand ASA(a)	172,470	1,185,639
Subsea 7 Inc.(a)(b)	58,100	825,426
Tandberg ASA	60,893	1,642,580
TGS-NOPEC Geophysical Co. ASA(a)	65,644	1,006,336
Tomra Systems ASA	135,478	687,150
Veidekke ASA	128,750	994,226

		17,008,773
PORTUGAL—0.81%
Mota-Engil SGPS SA	197,885	1,178,681
Portucel Empresa Produtore de Pasta e Papel SA(b)	503,186	1,425,458
Redes Energeticas Nacionais SA	146,083	642,304
Semapa - Sociedade de Investimento e Gestao SGPS SA	130,098	1,443,679

		4,690,122
SINGAPORE—2.21%
Banyan Tree Holdings Ltd.(a)(b)	1,079,000	628,783
Biosensors International Group Ltd.(a)(b)	747,000	376,558
CapitaCommercial Trust	996,000	762,018
CDL Hospitality Trusts(b)	664,000	754,896
Ezra Holdings Ltd.(a)(b)	415,000	569,733
Indofood Agri Resources Ltd.(a)	249,000	304,451
Keppel Land Ltd.	498,000	1,011,276
Metro Holdings Ltd.	2,739,000	1,488,427
Raffles Education Corp. Ltd.	996,000	356,083
Singapore Post Ltd.	2,822,000	1,906,825

SMRT Corp. Ltd.(b)	664,000	797,626
Straits Asia Resources Ltd.(b)	332,000	434,421
Suntec REIT	1,992,000	1,709,199
Venture Corp. Ltd.	166,000	1,074,184
Wing Tai Holdings Ltd.	581,000	689,614

		12,864,094
SPAIN—2.50%
Abengoa SA	33,237	881,240
Banco Pastor SA(b)	115,817	868,082
Bolsas y Mercados Espanoles(b)	43,306	1,452,352
Construcciones y Auxiliar de Ferrocarriles SA	2,241	1,109,325
Ebro Puleva SA	100,893	1,930,748
FAES FARMA SA	137,367	769,163
La Seda de Barcelona SA Class B(a)(b)(c)	377,757	111,472
NH Hoteles SA(a)(b)	127,100	668,543
Obrascon Huarte Lain SA	33,403	893,527
Papeles y Cartones de Europa SA	158,267	901,368
Tecnicas Reunidas SA	18,735	995,132
Tubacex SA(b)	150,229	625,068
Tubos Reunidos SA(b)	161,142	495,723
Viscofan SA	74,233	1,949,582
Zeltia SA(a)(b)	143,964	856,019

		14,507,344
SWEDEN—4.39%
Alliance Oil Co. Ltd. SDR(a)(b)	25,500	356,128
Boliden AB	134,814	1,677,302
Castellum AB	122,636	1,169,336
D. Carnegie & Co. AB(b)(c)	25,632	—
Elekta AB Class B	74,980	1,443,160
Eniro AB(a)(b)	162,885	766,740
Fabege AB	132,802	788,947
Hakon Invest AB	49,800	843,775
Hexagon AB Class B	91,300	1,223,297
Hexpol AB(a)	33,200	278,905
Intrum Justitia AB	66,400	837,891
JM AB(a)	83,000	1,268,016
Kinnevik Investment AB Class B	115,810	1,629,693
Kungsleden AB	104,482	744,401
Lindab International AB	49,800	540,157
Loomis AB Class B	56,826	622,407
Meda AB Class A	116,200	1,070,899
Modern Times Group MTG AB Class B	31,245	1,391,039
NCC AB Class B	49,800	769,635
Nibe Industrier AB Class B	80,478	909,991
Niscayah Group AB	318,280	758,137
Nobia AB(a)	161,557	1,019,330
Oriflame Cosmetics SA SDR	23,086	1,309,296
PA Resources AB(a)	83,000	331,861
Peab AB	119,897	770,080
Ratos AB Class B	61,640	1,459,514
RNB RETAIL AND BRANDS AB(a)(b)	234,730	234,632
SAS AB(a)	523,426	326,541

Trelleborg AB Class B(a)	159,022	992,063

		25,533,173
SWITZERLAND—3.96%
Athris Holding AG Bearer(a)	362	373,575
Bank Sarasin & Compagnie AG Class B Registered(a)	33,320	1,332,149
Barry Callebaut AG Registered(a)	1,411	790,739
Basilea Pharmaceutica AG Registered(a)	5,581	463,154
Bucher Industries AG Registered	4,897	516,833
Burckhardt Compression Holding AG	3,320	485,561
Charles Voegele Holding AG Bearer(a)	9,150	361,801
Clariant AG Registered(a)(b)	137,968	1,325,463
Flughafen Zurich AG Registered	2,822	823,801
Forbo Holding AG Registered(a)	1,909	540,503
Galenica Holding AG Registered(b)	3,486	1,204,827
Georg Fischer AG Registered(a)	2,656	700,142
Kaba Holding AG Class B Registered	3,984	924,576
Kuoni Reisen Holding AG Class B Registered	2,905	987,714
Panalpina Welttransport Holding AG Registered	8,984	631,533
Partners Group Holding AG	9,482	1,167,371
Petroplus Holdings AG(a)	42,235	926,139
PSP Swiss Property AG Registered(a)	26,660	1,499,259
Rieter Holding AG Registered(a)	3,154	708,553
Schulthess Group AG Registered	10,435	605,164
Sika AG Bearer	1,166	1,586,921
Sulzer AG Registered	12,324	964,984
Swiss Prime Site AG Registered(a)	19,270	1,062,978
Tecan AG Registered	15,498	953,257
Temenos Group AG Registered(a)	37,324	856,348
Valora Holding AG Registered	3,569	853,703
Von Roll Holding AG Bearer(b)	53,403	367,056

		23,014,104
UNITED KINGDOM—19.80%
Aberdeen Asset Management PLC	371,849	810,303
Aegis Group PLC	576,331	1,044,995
Afren PLC(a)	340,438	488,210
Aggreko PLC	145,810	1,826,629
Amlin PLC	243,549	1,420,746
ARM Holdings PLC	678,323	1,665,989
Arriva PLC	115,976	842,100
Ashtead Group PLC	431,102	570,973
AVEVA Group PLC	57,988	850,702
Babcock International Group PLC	136,972	1,369,342
Barratt Developments PLC(a)	188,798	420,438
BBA Aviation PLC	359,940	914,879
Bellway PLC	81,474	981,716
Bodycote PLC	144,748	389,626
Bovis Homes Group PLC(a)	115,146	781,790
Brit Insurance Holdings PLC	178,300	612,195
Britvic PLC	191,391	1,101,023
BSS Group PLC (The)	142,470	624,910
BTG PLC(a)	158,466	497,339
Carillion PLC	336,786	1,634,336

Catlin Group Ltd.	181,142	985,332
Central African Mining & Exploration Co. PLC(a)	1,334,986	434,604
Charter International PLC	88,071	1,008,944
Chemring Group PLC	28,320	1,234,720
Chloride Group PLC	292,035	777,422
Climate Exchange PLC(a)	23,818	333,713
Close Brothers Group PLC	104,814	1,214,574
COLT Telecom Group SA(a)	206,039	421,134
Cookson Group PLC(a)	183,715	1,105,620
CSR PLC(a)	92,719	682,860
Daily Mail & General Trust PLC Class A NVS	148,051	970,547
Dairy Crest Group PLC	115,976	764,676
Dana Petroleum PLC(a)	55,229	1,166,180
Davis Service Group PLC (The)	143,881	992,541
De La Rue PLC	59,087	891,174
Debenhams PLC	614,837	789,490
Dimension Data Holdings PLC	996,271	1,166,785
DS Smith PLC	289,628	558,090
DSG International PLC(a)	2,199,993	1,112,567
easyJet PLC(a)	105,146	624,116
Electrocomponents PLC	318,114	768,716
Enterprise Inns PLC	279,790	545,590
Filtrona PLC	358,529	989,303
Forth Ports PLC	46,494	847,621
GAME Group PLC (The)	241,288	589,431
GKN PLC(a)	935,903	1,653,770
Go-Ahead Group PLC (The)	30,893	725,136
Greene King PLC	168,227	1,094,768
Halfords Group PLC	279,213	1,801,382
Halma PLC	402,596	1,512,388
Hays PLC	648,157	1,045,953
Henderson Group PLC	481,849	1,025,384
Heritage Oil PLC(a)	124,150	949,951
Hiscox Ltd.	255,043	1,345,281
HMV Group PLC	382,181	699,265
Homeserve PLC	38,320	1,020,111
Hunting PLC	85,976	744,022
IG Group Holdings PLC	177,304	882,038
Inchcape PLC(a)	2,295,862	1,110,717
Informa PLC	326,394	1,577,450
Inmarsat PLC	227,553	2,100,487
Intermediate Capital Group PLC	297,472	1,249,381
Interserve PLC	123,798	475,465
Intertek Group PLC	90,395	1,869,983
ITV PLC	1,662,104	1,171,234
Jardine Lloyd Thompson Group PLC	64,233	480,476
JD Wetherspoon PLC(a)	118,818	902,689
JKX Oil & Gas PLC	63,901	289,240
John Wood Group PLC	184,462	976,330
Kesa Electricals PLC	452,347	990,937
Laird PLC	119,980	288,545
Logica PLC	806,477	1,540,724
Luminar Group Holdings PLC	162,968	188,040
Marston’s PLC	552,520	788,706

Melrose PLC	220,458	619,583
Michael Page International PLC	207,304	1,100,647
Micro Focus International PLC	110,312	614,413
Misys PLC(a)	325,106	1,109,825
Mitchells & Butlers PLC(a)	169,711	657,396
Mondi PLC	214,960	1,195,153
Morgan Crucible Co. PLC (The)	226,952	587,331
National Express Group PLC	36,490	195,482
Northumbrian Water Group PLC	288,529	1,096,726
Novae Group PLC	96,391	492,547
Pace PLC	150,644	548,774
Paragon Group of Companies PLC	387,450	926,686
PartyGaming PLC(a)(b)	115,312	435,081
PayPoint PLC	35,146	260,698
Pennon Group PLC	170,209	1,274,041
Persimmon PLC(a)	169,877	1,129,588
Petropavlovsk PLC(a)	68,117	1,178,947
Premier Farnell PLC	356,268	845,646
Premier Foods PLC(a)	1,139,348	674,218
Premier Oil PLC(a)	61,142	1,188,236
Provident Financial PLC	96,474	1,481,298
Punch Taverns PLC(a)	369,083	504,954
QinetiQ Group PLC	330,023	893,237
Redrow PLC(a)	119,067	276,732
Regal Petroleum PLC(a)	133,964	192,113
Regus PLC	417,098	701,274
Rentokil Initial PLC(a)	909,030	1,558,336
Restaurant Group PLC (The)	314,691	970,008
SDL PLC(a)	104,814	697,991
Shaftesbury PLC	178,357	1,106,890
SIG PLC(a)	306,122	600,469
Signet Jewelers Ltd.(a)	53,167	1,354,004
SOCO International PLC(a)	26,909	573,072
Spectris PLC	91,059	1,016,908
Spirent Communications PLC	228,870	346,134
SSL International PLC	126,972	1,327,972
Tate & Lyle PLC	231,205	1,713,837
Taylor Wimpey PLC(a)	1,641,689	1,001,790
Travis Perkins PLC(a)	99,316	1,235,992
Trinity Mirror PLC(a)	172,553	455,369
Tullett Prebon PLC	145,727	871,959
UK Coal PLC(a)	112,719	159,788
Ultra Electronics Holdings PLC	65,893	1,432,628
Vectura Group PLC(a)	484,837	683,699
VT Group PLC	141,640	1,270,089
W.S. Atkins PLC	63,984	595,894
Weir Group PLC (The)	104,980	1,213,037
Wellstream Holdings PLC	50,644	427,413
WH Smith PLC	146,059	1,213,412
William Hill PLC	346,122	958,491
Wincanton PLC	146,225	532,676
Xchanging PLC	176,806	650,490
Yell Group PLC(a)(b)	659,485	557,119

		115,029,937

TOTAL COMMON STOCKS
(Cost: $542,630,796)		577,115,212

Security	Shares	Value

PREFERRED STOCKS—0.06%

GERMANY—0.06%
ProSiebenSat.1 Media AG	30,012	313,954

		313,954

TOTAL PREFERRED STOCKS
(Cost: $321,408)		313,954

Security	Shares	Value

RIGHTS—0.05%

DENMARK—0.00%
NeuroSearch A/S(a)(b)	30,933	20,237

		20,237
HONG KONG—0.01%
First Pacific Co. Ltd.(a)(c)	384,800	61,070

		61,070
UNITED KINGDOM—0.04%
Barratt Developments PLC(a)	209,525	117,426
Laird PLC(a)	56,333	37,606
Redrow PLC(a)	94,382	54,840

		209,872

TOTAL RIGHTS
(Cost: $320,458)		291,179

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.14%

MONEY MARKET FUNDS—6.14%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(d)(e)(f)	30,720,627	30,720,627
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	4,525,648	4,525,648
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	437,944	437,944

		35,684,219

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,684,219)		35,684,219

TOTAL INVESTMENTS IN SECURITIES—105.60%	613,404,564
(Cost: $578,956,881)
Other Assets, Less Liabilities—(5.60)%	(32,528,507)

NET ASSETS—100.00%	$580,876,057

NVS  -  Non-Voting Shares

SDR  -  Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.52%

AUSTRALIA—4.35%
AGL Energy Ltd.	3,536	$44,316
Alumina Ltd.(a)	9,868	14,936
Amcor Ltd.	8,149	42,340
AMP Ltd.	12,257	65,899
Aristocrat Leisure Ltd.	3,281	13,400
Arrow Energy Ltd.(a)	4,896	18,183
Asciano Group(a)	14,093	19,484
ASX Ltd.	1,156	35,411
Australia and New Zealand Banking Group Ltd.	12,767	266,026
AXA Asia Pacific Holdings Ltd.	5,134	19,670
Bendigo and Adelaide Bank Ltd.	2,670	21,955
BHP Billiton Ltd.	21,794	737,505
BlueScope Steel Ltd.	10,540	28,762
Boral Ltd.	6,052	31,718
Brambles Ltd.	9,180	59,061
Caltex Australia Ltd.(a)	1,768	16,391
CFS Retail Property Trust	15,861	27,732
Coca-Cola Amatil Ltd.	4,352	41,841
Cochlear Ltd.	510	29,540
Commonwealth Bank of Australia	9,452	446,258
Computershare Ltd.	2,924	28,905
CSL Ltd.	3,842	109,356
CSR Ltd.	5,695	9,906
Dexus Property Group	15,954	11,605
Energy Resources of Australia Ltd.	255	5,380
Fairfax Media Ltd.	13,520	19,669
Fortescue Metals Group Ltd.(a)	8,160	28,387
Foster’s Group Ltd.	15,538	77,080
Goodman Fielder Ltd.	10,591	15,408
GPT Group	46,448	24,553
Harvey Norman Holdings Ltd.	5,457	19,674
Incitec Pivot Ltd.	12,002	28,848
Insurance Australia Group Ltd.	11,152	38,091
James Hardie Industries NV(a)	4,284	27,910
Leighton Holdings Ltd.	918	29,862
Lend Lease Corp. Ltd.	2,516	21,325
Macquarie Group Ltd.	1,836	82,950
Macquarie Infrastructure Group	17,799	23,240
Mirvac Group	21,154	28,577
National Australia Bank Ltd.	11,560	311,802
Newcrest Mining Ltd.	3,026	88,318
OneSteel Ltd.	12,538	35,121
Orica Ltd.	2,468	53,522
Origin Energy Ltd.	6,596	95,780
OZ Minerals Ltd.(a)	19,996	21,682
Paladin Energy Ltd.(a)	3,298	12,397
Perpetual Ltd.	680	23,116

Qantas Airways Ltd.	6,698	16,946
QBE Insurance Group Ltd.	6,103	125,569
Rio Tinto Ltd.	2,556	147,306
Santos Ltd.	5,603	76,449
Sims Metal Management Ltd.	816	14,614
Sonic Healthcare Ltd.	2,570	32,558
SP AusNet	40,245	32,002
Stockland Corp. Ltd.	13,967	47,580
Suncorp-Metway Ltd.	8,143	65,192
Tabcorp Holdings Ltd.	5,236	33,828
Tatts Group Ltd.	9,554	21,410
Telstra Corp. Ltd.	25,944	77,831
Toll Holdings Ltd.	3,655	28,304
Transurban Group	7,038	28,999
Wesfarmers Ltd.	5,491	139,373
Wesfarmers Ltd. Partially Protected	391	9,988
Westfield Group	11,713	129,864
Westpac Banking Corp.	18,551	442,032
Woodside Petroleum Ltd.	3,315	142,882
Woolworths Ltd.	7,854	203,183
WorleyParsons Ltd.	1,275	30,415

		5,099,217
AUSTRIA—0.23%
Erste Group Bank AG	1,440	58,428
Oesterreichische Elektrizitaetswirtschafts AG Class A	851	38,409
OMV AG	1,275	52,880
Raiffeisen International Bank Holding AG	527	31,196
Telekom Austria AG	2,482	40,832
Vienna Insurance Group	170	9,629
voestalpine AG	952	32,798

		264,172
BELGIUM—0.53%
Anheuser-Busch InBev NV	4,528	213,820
Belgacom SA	804	30,250
Colruyt SA	98	23,403
Compagnie Nationale a Portefeuille SA	272	14,269
Delhaize Group	612	41,717
Dexia SA(a)	4,080	34,193
Fortis(a)	16,598	72,293
Groupe Bruxelles Lambert SA	529	46,870
KBC Groep NV(a)	1,377	59,569
Mobistar SA	178	12,285
Solvay SA	314	30,971
UCB SA	697	29,895
Umicore	289	8,848

		618,383

CANADA—5.06%
Agnico-Eagle Mines Ltd.	1,139	60,905
Agrium Inc.	884	41,311
Alimentation Couche-Tard Inc. Class B	1,428	25,174
Bank of Montreal	3,383	157,216
Bank of Nova Scotia	6,392	268,509
Barrick Gold Corp.	5,848	211,510
BCE Inc.	1,343	32,278
Biovail Corp.	1,054	14,286
Bombardier Inc. Class B	9,486	38,659
Brookfield Asset Management Inc. Class A	3,332	70,649
Brookfield Properties Corp.	1,615	16,867
CAE Inc.	2,788	21,818
Cameco Corp.	2,261	63,305
Canadian Imperial Bank of Commerce	2,448	140,899
Canadian National Railway Co.	3,145	152,695
Canadian Natural Resources Ltd.	3,468	226,070
Canadian Oil Sands Trust	1,479	40,064
Canadian Pacific Railway Ltd.	1,003	43,669
Canadian Tire Corp. Ltd. Class A	493	25,030
Canadian Utilities Ltd. Class A	527	18,850
CGI Group Inc. Class A(a)	2,958	36,302
CI Financial Corp.	969	17,172
Crescent Point Energy Corp.	612	20,908
Eldorado Gold Corp.(a)	2,312	25,884
Enbridge Inc.	2,516	98,309
EnCana Corp.	4,845	269,866
Enerplus Resources Fund	867	18,995
Ensign Energy Services Inc.	969	13,961
Fairfax Financial Holdings Ltd.	109	39,167
Finning International Inc.	901	13,349
First Quantum Minerals Ltd.	459	31,540
Fortis Inc.	1,258	29,546
Franco-Nevada Corp.	612	15,283
George Weston Ltd.	102	5,223
Gerdau Ameristeel Corp.	1,734	11,848
Gildan Activewear Inc.(a)	867	15,341
Goldcorp Inc.	4,845	178,921
Great-West Lifeco Inc.	1,479	32,540
Groupe Aeroplan Inc.	1,921	16,514
Husky Energy Inc.	1,598	42,279
IAMGOLD Corp.	2,465	32,838
IGM Financial Inc.	850	30,419
Imperial Oil Ltd.	2,040	77,078
Inmet Mining Corp.	391	20,813
Intact Financial Corp.	340	10,384
Ivanhoe Mines Ltd.(a)	2,125	23,002
Kinross Gold Corp.	4,692	87,550
Loblaw Companies Ltd.	1,088	30,159
Magna International Inc. Class A	646	25,613
Manulife Financial Corp.	9,911	186,774
Metro Inc. Class A	289	9,055

National Bank of Canada	1,139	59,625
Nexen Inc.	2,992	64,662
Niko Resources Ltd.	391	31,797
Onex Corp.	986	22,343
Open Text Corp.(a)	391	14,664
Pan American Silver Corp.(a)	595	12,643
Penn West Energy Trust	2,720	45,325
Potash Corp. of Saskatchewan Inc.	1,989	186,326
Power Corp. of Canada	2,057	48,694
Power Financial Corp.	1,377	34,809
Research In Motion Ltd.(a)	3,264	193,380
Ritchie Bros. Auctioneers Inc.	255	5,641
Rogers Communications Inc. Class B	3,179	93,700
Royal Bank of Canada	8,500	432,417
Saputo Inc.	1,139	27,460
Shaw Communications Inc. Class B	2,346	41,924
Sherritt International Corp.	2,928	18,864
Shoppers Drug Mart Corp.	1,207	48,170
Silver Wheaton Corp.(a)	1,768	22,322
Sino-Forest Corp. Class A(a)	1,666	23,555
SNC-Lavalin Group Inc.	901	36,594
Sun Life Financial Inc.	3,553	98,720
Suncor Energy Inc.	9,863	328,889
Talisman Energy Inc.	6,647	113,910
Teck Resources Ltd. Class B(a)	3,077	89,722
TELUS Corp. NVS	1,003	30,029
Thomson Reuters Corp.	2,674	85,443
Tim Hortons Inc.	1,360	38,719
TMX Group Inc.	629	16,934
Toronto-Dominion Bank (The)	5,134	293,971
TransAlta Corp.	1,513	28,358
TransCanada Corp.	3,876	119,317
Trican Well Service Ltd.	1,530	17,982
Viterra Inc.(a)	1,615	15,442
Yamana Gold Inc.	4,182	44,569
Yellow Pages Income Fund	2,584	12,858

		5,936,175
DENMARK—0.45%
Carlsberg A/S Class B	544	38,502
Coloplast A/S Class B	357	29,337
Danske Bank A/S(a)	3,060	71,130
DSV A/S(a)	1,445	22,717
Novo Nordisk A/S Class B	3,162	197,464
Novozymes A/S Class B	323	29,808
Topdanmark A/S(a)	238	34,491
Vestas Wind Systems A/S(a)	1,224	86,994
William Demant Holding A/S(a)	173	12,399

		522,842

FINLAND—0.62%
Elisa OYJ	1,156	22,497
Fortum OYJ	3,043	72,420
Kesko OYJ Class B	578	19,342
Kone OYJ Class B	1,054	39,578
Metso OYJ	901	25,325
Neste Oil OYJ	1,003	17,847
Nokia OYJ	22,593	287,680
Nokian Renkaat OYJ	918	19,694
Orion OYJ Class B	357	6,811
Outokumpu OYJ	1,037	17,274
Rautaruukki OYJ	731	15,013
Sampo OYJ Class A	2,975	71,636
Stora Enso OYJ Class R(a)	5,219	39,734
UPM-Kymmene OYJ	3,723	44,934
Wartsila OYJ Class B	731	26,629

		726,414
FRANCE—5.75%
Accor SA	1,275	61,468
Aeroports de Paris	323	24,653
Air France-KLM(a)	952	14,692
Alcatel-Lucent(a)	15,096	57,243
ALSTOM	1,088	75,970
ArcelorMittal	5,567	188,754
Atos Origin SA(a)	476	22,432
AXA	10,234	256,922
BNP Paribas	5,869	445,527
Bouygues SA	1,411	66,932
Bureau Veritas SA	102	5,644
Cap Gemini SA	918	42,815
Carrefour SA	4,165	179,871
Casino Guichard-Perrachon SA	323	25,821
Christian Dior SA	272	27,282
CNP Assurances SA	289	28,045
Compagnie de Saint-Gobain	2,384	117,149
Compagnie Generale de Geophysique-Veritas(a)	850	16,937
Compagnie Generale des Etablissements Michelin Class B	969	72,272
Credit Agricole SA	5,917	114,410
Danone SA	3,461	209,138
Dassault Systemes SA	578	33,528
Eiffage SA	221	12,110
Electricite de France	1,275	71,486
Eramet	34	10,683
Essilor International SA	1,241	69,854
Eurazeo	153	9,682
European Aeronautic Defence and Space Co.	1,956	36,897
Fonciere des Regions	68	7,530
France Telecom SA	11,560	287,568

GDF Suez	7,770	326,788
Gecina SA	102	10,920
Hermes International	357	49,929
Icade	221	23,370
Iliad SA	68	7,394
Klepierre	749	31,192
Lafarge SA	1,252	102,431
Lagardere SCA	884	40,179
L’Air Liquide SA	1,770	191,688
L’Oreal SA	1,632	167,761
LVMH Moet Hennessy Louis Vuitton SA	1,598	166,576
Natixis(a)	20,301	115,020
Neopost SA	323	28,413
Pernod Ricard SA	1,403	117,558
PPR SA	527	57,820
PSA Peugeot Citroen SA(a)	1,020	33,493
Publicis Groupe SA	1,292	49,373
Renault SA(a)	1,224	55,262
Safran SA	1,768	28,694
Sanofi-Aventis	6,715	492,856
Schneider Electric SA	1,513	158,520
SCOR SE	1,275	32,592
SES SA	1,377	29,978
Societe Generale	3,427	229,458
Societe Television Francaise 1	1,224	19,333
Sodexo	697	40,015
STMicroelectronics NV	4,522	36,623
Suez Environnement SA	2,347	52,411
Technip SA	629	39,749
Thales SA	629	30,644
Total SA	13,617	816,406
Unibail-Rodamco SE	459	102,228
Vallourec SA	323	51,327
Veolia Environnement	2,261	74,309
Vinci SA	2,618	137,629
Vivendi SA	7,293	203,534

		6,744,788
GERMANY—3.97%
Adidas AG	1,207	56,097
Allianz SE Registered	2,975	342,554
BASF SE	6,324	340,572
Bayer AG	4,947	344,734
Bayerische Motoren Werke AG	1,802	88,523
Beiersdorf AG	527	32,580
Celesio AG	578	14,404
Commerzbank AG(a)	1,836	19,233
Daimler AG Registered	5,729	279,620
Deutsche Bank AG Registered	3,638	265,996
Deutsche Boerse AG	1,292	105,074

Deutsche Lufthansa AG Registered	1,275	19,753
Deutsche Post AG Registered	4,947	83,903
Deutsche Postbank AG(a)	935	29,095
Deutsche Telekom AG Registered	18,411	252,358
E.ON AG	12,155	467,901
Fresenius Medical Care AG & Co. KGaA	1,224	59,506
GEA Group AG	1,462	27,676
Hamburger Hafen und Logistik AG	136	5,318
Hannover Rueckversicherung AG Registered(a)	340	15,371
HeidelbergCement AG	595	35,757
Henkel AG & Co. KGaA	663	26,060
Hochtief AG	255	19,305
K+S AG	952	52,224
Linde AG	782	82,370
MAN SE	731	60,377
Merck KGaA	425	40,076
METRO AG	816	45,462
Muenchener Rueckversicherungs-Gesellschaft AG Registered	1,343	213,292
QIAGEN NV(a)	1,190	24,757
RWE AG	2,788	245,579
Salzgitter AG	289	26,113
SAP AG	5,678	258,030
Siemens AG Registered	5,406	490,302
SolarWorld AG(b)	561	12,184
Suedzucker AG	272	5,643
ThyssenKrupp AG	2,397	77,453
Volkswagen AG	561	91,580

		4,656,832
GREECE—0.11%
Hellenic Telecommunications Organization SA SP ADR	3,553	30,129
National Bank of Greece SA SP ADR	13,354	97,084

		127,213
HONG KONG—1.39%
Bank of East Asia Ltd.	14,080	50,505
BOC Hong Kong (Holdings) Ltd.	25,500	60,014
Cheung Kong (Holdings) Ltd.	17,000	220,006
CLP Holdings Ltd.	8,500	57,140
Esprit Holdings Ltd.	8,500	57,634
Foxconn International Holdings Ltd.(a)	17,000	15,332
Hang Lung Properties Ltd.(b)	17,000	65,585
Hang Seng Bank Ltd.	6,800	97,829
Hong Kong and China Gas Co. Ltd. (The)	17,200	41,634
Hong Kong Exchanges and Clearing Ltd.	8,500	153,324
Hongkong Electric Holdings Ltd.	8,500	45,624
Hutchison Whampoa Ltd.	17,000	121,409
Kerry Properties Ltd.	8,500	48,476
Link REIT (The)	17,000	38,737

MTR Corp. Ltd.	17,000	60,869
New World Development Co. Ltd.	17,000	37,333
Sun Hung Kai Properties Ltd.	17,000	262,559
Swire Pacific Ltd. Class A	8,500	105,287
Wharf (Holdings) Ltd. (The)	17,000	93,771

		1,633,068
IRELAND—0.19%
Anglo Irish Bank Corp. Ltd.(c)	6,552	1
CRH PLC	4,492	110,345
Elan Corp. PLC(a)	3,043	16,208
Ingersoll-Rand PLC	2,092	66,086
Kerry Group PLC Class A	1,139	33,863

		226,503
ITALY—1.90%
A2A SpA	14,926	27,682
Assicurazioni Generali SpA	6,983	176,801
Atlantia SpA	2,129	50,574
Autogrill SpA(a)	1,921	21,739
Banca Carige SpA	8,007	22,695
Banca Monte dei Paschi di Siena SpA	14,773	28,205
Banca Popolare di Milano Scrl	2,708	20,257
Banco Popolare SpA(a)	6,460	56,521
Enel SpA	40,817	244,206
Eni SpA	15,952	398,000
Fiat SpA(a)	5,325	79,825
Finmeccanica SpA	1,547	26,112
Fondiaria-Sai SpA	476	8,730
Intesa Sanpaolo SpA(a)	46,640	197,843
Luxottica Group SpA(a)	1,156	28,194
Mediaset SpA	4,709	30,762
Mediobanca SpA	3,835	49,143
Mediolanum SpA	4,930	31,460
Parmalat SpA	8,828	24,579
Pirelli & C. SpA(a)	43,486	24,574
Prysmian SpA	1,105	19,548
Saipem SpA	1,122	33,341
Snam Rete Gas SpA	5,440	26,487
Telecom Italia SpA	67,049	107,138
Tenaris SA	2,703	48,456
Terna SpA	12,376	49,257
UniCredit SpA(a)	96,598	326,383
Unione di Banche Italiane ScpA	3,474	49,899
Unipol Gruppo Finanziario SpA(a)	11,832	17,248

		2,225,659
NETHERLANDS—1.38%
Aegon NV(a)	9,588	69,021
Akzo Nobel NV	1,836	109,116

ASML Holding NV	2,686	72,841
Corio NV	391	26,667
Fugro NV CVA	204	11,439
Heineken NV	1,581	70,249
ING Groep NV CVA(a)	13,056	172,138
Koninklijke Ahold NV	8,330	105,452
Koninklijke DSM NV	1,071	47,153
Koninklijke KPN NV	11,560	210,644
Koninklijke Philips Electronics NV	7,429	187,819
Randstad Holding NV(a)	238	9,095
Reed Elsevier NV	4,369	51,183
SBM Offshore NV	1,011	19,496
TNT NV	2,826	75,387
Unilever NV CVA	10,948	339,298
Wolters Kluwer NV	2,057	46,117

		1,623,115
NORWAY—0.42%
DnB NOR ASA(a)	5,644	65,326
Norsk Hydro ASA(a)	2,298	15,225
Orkla ASA	2,652	24,761
Renewable Energy Corp. ASA(a)	1,347	8,128
Seadrill Ltd.(a)	2,448	51,384
StatoilHydro ASA	9,112	217,329
Telenor ASA(a)	5,884	76,572
Yara International ASA	1,160	38,803

		497,528
PORTUGAL—0.24%
Banco Comercial Portugues SA Registered	30,771	44,039
Banco Espirito Santo SA Registered	3,929	29,095
BRISA - Auto-estradas de Portugal SA	4,422	43,779
CIMPOR - Cimentos de Portugal SGPS SA	1,071	8,377
EDP Renovaveis SA(a)	408	4,081
Energias de Portugal SA	15,640	69,390
Galp Energia SGPS SA Class B	697	11,765
Portugal Telecom SGPS SA Registered	6,533	75,041

		285,567
SINGAPORE—0.66%
CapitaLand Ltd.	17,000	50,324
CapitaMall Trust Management Ltd.	51,200	58,575
ComfortDelGro Corp. Ltd.	34,000	37,439
Genting Singapore PLC(a)	19,800	15,290
Neptune Orient Lines Ltd.	43,499	49,454
Noble Group Ltd.	17,400	32,597
Oversea-Chinese Banking Corp. Ltd.	17,000	93,111
SembCorp Marine Ltd.	17,000	42,422
Singapore Press Holdings Ltd.(b)	17,000	47,042
Singapore Technologies Engineering Ltd.	17,000	34,765

Singapore Telecommunications Ltd.	51,000	107,211
United Overseas Bank Ltd.	17,000	207,615

		775,845
SPAIN—2.60%
Abertis Infraestructuras SA	1,980	42,331
Acciona SA	187	22,928
Acerinox SA	1,343	26,860
Actividades de Construcciones y Servicios SA	1,258	60,732
Banco Bilbao Vizcaya Argentaria SA	23,854	430,088
Banco de Sabadell SA	6,341	42,990
Banco de Valencia SA	1,676	14,268
Banco Popular Espanol SA(b)	5,944	53,322
Banco Santander SA	49,453	802,255
Bankinter SA	1,961	20,774
Cintra Concesiones de Infraestructuras de Transporte SA	2,142	22,170
Criteria CaixaCorp SA	4,012	19,653
Enagas SA	1,207	24,968
Gamesa Corporacion Tecnologica SA	1,309	24,103
Gas Natural SDG SA	1,479	29,885
Gestevision Telecinco SA	612	6,366
Grifols SA	731	11,869
Grupo Ferrovial SA	442	18,430
Iberdrola Renovables SA	3,264	14,592
Iberdrola SA	24,582	224,146
Indra Sistemas SA	1,258	29,716
Industria de Diseno Textil SA	1,496	88,291
Mapfre SA	8,528	36,741
Red Electrica Corporacion SA	748	38,859
Repsol YPF SA	5,083	136,232
Sacyr Vallehermoso SA	801	12,185
Telefonica SA	27,455	770,876
Zardoya Otis SA	853	17,204

		3,042,834
SWEDEN—1.41%
Alfa Laval AB	2,516	31,553
Assa Abloy AB Class B	1,955	35,009
Atlas Copco AB Class A	4,097	56,637
Atlas Copco AB Class B	2,363	29,031
Electrolux AB Class B(a)	1,904	46,784
Getinge AB Class B	1,412	26,787
Hennes & Mauritz AB Class B	3,043	176,032
Husqvarna AB Class B(a)	2,061	13,267
Investor AB Class B	2,363	42,684
Lundin Petroleum AB(a)	2,346	20,423
Millicom International Cellular SA SDR(a)	442	29,047
Nordea Bank AB	20,247	223,485
Sandvik AB	6,035	68,625
Scania AB Class B	2,312	30,355

Securitas AB Class B	2,397	22,855
Skandinaviska Enskilda Banken AB Class A(a)	12,054	75,883
Skanska AB Class B	2,975	44,712
SKF AB Class B	2,210	35,878
SSAB AB Class A	1,292	20,334
Svenska Cellulosa AB Class B	3,383	47,462
Svenska Handelsbanken AB Class A	3,060	81,219
Swedbank AB Class A(a)	4,920	43,913
Swedish Match AB	1,479	30,931
Tele2 AB Class B	1,802	26,853
Telefonaktiebolaget LM Ericsson Class B	19,296	208,200
TeliaSonera AB	14,297	96,307
Volvo AB Class A	1,479	14,050
Volvo AB Class B	7,089	69,001

		1,647,317
SWITZERLAND—4.13%
ABB Ltd. Registered(a)	14,076	264,273
Actelion Ltd. Registered(a)	731	40,431
Adecco SA Registered	867	38,938
Aryzta AG(a)	408	16,093
Baloise Holding Registered	306	26,335
Compagnie Financiere Richemont SA Class A Bearer Units	3,230	91,011
Credit Suisse Group AG Registered	7,004	379,177
GAM Holding Ltd.	1,176	14,432
Geberit AG Registered	272	45,198
Givaudan SA Registered	55	40,918
Holcim Ltd. Registered(a)	1,598	102,269
Julius Baer Group Ltd.	1,176	44,342
Kuehne & Nagel International AG Registered	459	41,766
Logitech International SA Registered(a)	1,139	19,583
Lonza Group AG Registered	323	25,212
Nestle SA Registered	23,052	1,076,248
Nobel Biocare Holding AG Registered	765	21,809
Novartis AG Registered	13,175	691,390
Pargesa Holding SA Bearer	280	22,498
Roche Holding AG Genusschein	4,505	724,407
Schindler Holding AG Participation Certificates	289	19,836
SGS SA Registered	34	45,643
Sonova Holding AG Registered	306	31,608
Straumann Holding AG Registered	34	8,232
Swatch Group AG (The) Bearer	92	21,602
Swatch Group AG (The) Registered	274	12,359
Swiss Life Holding AG Registered(a)	289	34,818
Swiss Reinsurance Co. Registered	2,312	94,850
Swisscom AG Registered	102	36,971
Syngenta AG Registered	646	153,766
Synthes Inc.	391	46,573
UBS AG Registered(a)	23,173	391,401
Zurich Financial Services AG Registered	935	215,344

		4,839,333

UNITED KINGDOM—11.34%
Admiral Group PLC	918	15,540
AMEC PLC	2,227	29,606
Anglo American PLC(a)	8,300	303,041
Antofagasta PLC	2,125	27,024
Associated British Foods PLC	1,955	26,666
AstraZeneca PLC	9,282	419,526
Autonomy Corp. PLC(a)	1,241	27,472
Aviva PLC	16,677	105,450
BAE Systems PLC	22,848	118,445
Balfour Beatty PLC	4,832	21,163
Barclays PLC(a)(d)	72,268	383,576
Berkeley Group Holdings PLC (The) Units(a)	119	1,673
BG Group PLC	21,743	378,113
BHP Billiton PLC	14,569	394,683
BP PLC	118,915	1,121,785
British Airways PLC(a)	5,015	15,028
British American Tobacco PLC	12,989	416,004
British Land Co. PLC	5,185	40,357
British Sky Broadcasting Group PLC	7,599	66,763
BT Group PLC	51,153	110,710
Bunzl PLC	1,683	18,434
Burberry Group PLC	2,873	25,525
Cable & Wireless PLC	12,648	30,230
Cadbury PLC	8,501	107,967
Cairn Energy PLC(a)	935	40,719
Capita Group PLC	3,536	44,472
Carnival PLC	1,190	37,210
Centrica PLC	32,064	131,233
Cobham PLC	8,347	30,214
Compass Group PLC	11,917	76,216
Diageo PLC	16,320	267,935
Drax Group PLC	2,363	18,112
Eurasian Natural Resources Corp.	2,092	28,742
Experian PLC	6,290	57,958
FirstGroup PLC	2,669	16,551
Friends Provident Group PLC	11,224	15,097
G4S PLC	7,633	31,832
GlaxoSmithKline PLC	33,065	681,284
Hammerson PLC	5,020	33,612
Home Retail Group PLC	5,678	27,264
HSBC Holdings PLC	116,064	1,288,883
ICAP PLC	3,519	23,597
Imperial Tobacco Group PLC	5,900	175,055
InterContinental Hotels Group PLC	2,074	26,837
International Power PLC	9,656	40,428
Invensys PLC	5,253	24,504
Investec PLC	3,230	23,272
J Sainsbury PLC	8,687	47,239

Johnson Matthey PLC	1,309	30,467
Kazakhmys PLC(a)	1,734	31,126
Kingfisher PLC	15,657	57,707
Ladbrokes PLC	7,905	15,858
Land Securities Group PLC	6,107	66,640
Legal & General Group PLC	40,052	51,825
Liberty International PLC	2,212	16,448
Lloyds Banking Group PLC(a)	62,084	89,063
London Stock Exchange Group PLC	1,071	15,023
Lonmin PLC(a)	1,285	30,988
Man Group PLC	17,255	88,171
Marks & Spencer Group PLC	11,118	62,768
National Grid PLC	16,677	166,724
Next PLC	1,360	40,240
Old Mutual PLC	33,575	58,775
Pearson PLC	5,389	73,951
Prudential PLC	15,759	144,558
Randgold Resources Ltd.	357	23,303
Reckitt Benckiser PLC	3,842	192,205
Reed Elsevier PLC	7,123	54,268
Rexam PLC	7,865	35,911
Rio Tinto PLC	9,061	402,218
Rolls-Royce Group PLC(a)	11,917	88,749
Rolls-Royce Group PLC Class C(c)	715,020	1,179
Royal Bank of Scotland Group PLC(a)	51,034	35,264
Royal Dutch Shell PLC Class A	22,304	664,340
Royal Dutch Shell PLC Class B	16,915	490,720
RSA Insurance Group PLC	15,317	30,600
SABMiller PLC	5,746	151,827
Sage Group PLC (The)	7,752	27,281
Schroders PLC	1,207	21,885
Scottish & Southern Energy PLC	5,474	97,359
SEGRO PLC	2,839	16,519
Serco Group PLC	3,570	29,747
Severn Trent PLC	1,394	21,864
Shire PLC	3,264	57,676
Smith & Nephew PLC	5,882	52,405
Smiths Group PLC	1,989	29,278
Standard Chartered PLC	12,206	301,897
Standard Life PLC	12,937	46,488
Tesco PLC	50,813	341,187
Thomas Cook Group PLC	3,128	10,554
3i Group PLC	12,906	56,099
Tomkins PLC	8,296	22,987
TUI Travel PLC	4,437	17,048
Tullow Oil PLC	4,913	96,127
Unilever PLC	8,415	253,698
United Utilities Group PLC	4,015	29,153
Vedanta Resources PLC	731	25,219
Vodafone Group PLC	335,801	744,758

Whitbread PLC	1,258	26,397
Wm Morrison Supermarkets PLC	12,308	56,806
Wolseley PLC(a)	2,057	41,976
WPP PLC	7,242	65,476
Xstrata PLC(a)	13,449	195,638

		13,289,485
UNITED STATES—52.79%
Abbott Laboratories	9,809	496,041
Abercrombie & Fitch Co. Class A	578	18,970
Accenture PLC Class A	3,689	136,788
ACE Ltd.(a)	2,057	105,648
Activision Blizzard Inc.(a)	3,638	39,400
Adobe Systems Inc.(a)	3,332	109,756
Advance Auto Parts Inc.	631	23,511
Advanced Micro Devices Inc.(a)	2,958	13,607
AES Corp. (The)(a)	4,352	56,881
Aetna Inc.	3,026	78,767
Affiliated Computer Services Inc. Class A(a)	765	39,849
Aflac Inc.	3,111	129,075
AGCO Corp.(a)	493	13,858
Agilent Technologies Inc.(a)	2,329	57,619
Air Products and Chemicals Inc.	1,411	108,830
Akamai Technologies Inc.(a)	1,020	22,440
Alcoa Inc.	6,817	84,667
Allegheny Energy Inc.	799	18,233
Allegheny Technologies Inc.	612	18,886
Allergan Inc.	1,853	104,231
Alliance Data Systems Corp.(a)(b)	476	26,170
Alliant Energy Corp.	799	21,221
Allstate Corp. (The)	3,570	105,565
Alpha Natural Resources Inc.(a)	561	19,057
Altera Corp.	2,227	44,072
Altria Group Inc.	13,549	245,372
Amazon.com Inc.(a)	2,210	262,570
AMB Property Corp.	1,190	26,156
Ameren Corp.	1,496	36,413
American Eagle Outfitters Inc.	1,530	26,760
American Electric Power Co. Inc.	2,550	77,061
American Express Co.	6,834	238,097
American International Group Inc.(a)(b)	680	22,862
American Tower Corp. Class A(a)	2,618	96,395
Ameriprise Financial Inc.	1,836	63,654
AmerisourceBergen Corp.	2,312	51,211
AMETEK Inc.	442	15,421
Amgen Inc.(a)	6,511	349,836
Amphenol Corp. Class A	1,020	40,922
Anadarko Petroleum Corp.	2,958	180,231
Analog Devices Inc.	1,989	50,978
Annaly Capital Management Inc.	3,434	58,069

Aon Corp.	1,700	65,467
Apache Corp.	2,176	204,805
Apollo Group Inc. Class A(a)	850	48,535
Apple Inc.(a)	5,678	1,070,303
Applied Materials Inc.	8,364	102,041
Aqua America Inc.	629	9,718
Arch Coal Inc.	918	19,884
Archer-Daniels-Midland Co.	3,757	113,161
Arrow Electronics Inc.(a)	884	22,401
Assurant Inc.	969	29,002
AT&T Inc.	37,315	957,876
Autodesk Inc.(a)	1,479	36,871
Automatic Data Processing Inc.	3,281	130,584
AutoNation Inc.(a)(b)	850	14,654
AutoZone Inc.(a)	289	39,105
AvalonBay Communities Inc.	563	38,723
Avery Dennison Corp.	646	23,030
Avnet Inc.(a)	969	24,012
Avon Products Inc.	2,788	89,355
Axis Capital Holdings Ltd.	493	14,243
Baker Hughes Inc.	2,040	85,823
Ball Corp.	306	15,095
Bank of America Corp.	55,006	801,987
Bank of New York Mellon Corp. (The)	7,803	208,028
Baxter International Inc.	3,910	211,375
BB&T Corp.	4,199	100,398
Beckman Coulter Inc.	493	31,715
Becton, Dickinson and Co.	1,530	104,591
Bed Bath & Beyond Inc.(a)	1,666	58,660
Berkshire Hathaway Inc. Class B(a)	71	233,093
Best Buy Co. Inc.	2,125	81,132
Biogen Idec Inc.(a)	1,870	78,783
BJ Services Co.	1,785	34,272
Black & Decker Corp. (The)	425	20,068
BlackRock Inc.	93	20,134
BMC Software Inc.(a)	1,258	46,747
Boeing Co. (The)	4,488	214,526
BorgWarner Inc.	544	16,494
Boston Properties Inc.	646	39,257
Boston Scientific Corp.(a)	9,124	74,087
Bristol-Myers Squibb Co.	12,733	277,579
Broadcom Corp. Class A(a)	2,737	72,832
Brown-Forman Corp. Class B NVS	697	34,021
Bunge Ltd.	850	48,501
Burlington Northern Santa Fe Corp.	2,176	163,896
C.H. Robinson Worldwide Inc.	969	53,402
C.R. Bard Inc.	680	51,048
CA Inc.	2,550	53,346
Cablevision Systems NY Group Class A	1,547	35,519
Cabot Oil & Gas Corp.	646	24,852

Calpine Corp.(a)	2,822	31,719
Cameron International Corp.(a)	1,326	49,022
Campbell Soup Co.	1,377	43,720
Capital One Financial Corp.	3,009	110,129
Cardinal Health Inc.	2,363	66,967
CareFusion Corp.(a)	1,180	26,397
CarMax Inc.(a)	1,853	36,449
Carnival Corp.	2,703	78,711
Caterpillar Inc.	3,740	205,924
CBS Corp. Class B NVS	4,233	49,822
Celanese Corp. Series A	901	24,732
Celgene Corp.(a)	2,992	152,742
CenterPoint Energy Inc.	2,023	25,490
CenturyTel Inc.	1,466	47,586
Cephalon Inc.(a)	442	24,124
Cerner Corp.(a)	323	24,561
CF Industries Holdings Inc.	425	35,381
Charles River Laboratories International Inc.(a)	544	19,867
Charles Schwab Corp. (The)	6,834	118,502
Chesapeake Energy Corp.	3,927	96,211
Chevron Corp.	12,768	977,263
Chubb Corp.	2,261	109,704
Church & Dwight Co. Inc.	272	15,471
CIGNA Corp.	1,802	50,168
Cimarex Energy Co.	850	33,286
Cincinnati Financial Corp.	850	21,556
Cintas Corp.	1,020	28,244
Cisco Systems Inc.(a)	36,943	844,148
Citigroup Inc.	101,812	416,411
Citrix Systems Inc.(a)	1,173	43,119
Cliffs Natural Resources Inc.	1,037	36,886
Clorox Co. (The)	952	56,387
CME Group Inc.	392	118,623
Coach Inc.	1,904	62,775
Coca-Cola Co. (The)	13,447	716,860
Coca-Cola Enterprises Inc.	1,802	34,364
Cognizant Technology Solutions Corp. Class A(a)	1,870	72,275
Colgate-Palmolive Co.	3,264	256,648
Comcast Corp. Class A	12,631	183,149
Comcast Corp. Class A Special	5,458	76,521
Comerica Inc.	1,445	40,099
Computer Sciences Corp.(a)	1,054	53,448
ConAgra Foods Inc.	3,094	64,974
ConocoPhillips	8,942	448,710
CONSOL Energy Inc.	1,377	58,949
Consolidated Edison Inc.	1,666	67,773
Constellation Brands Inc. Class A(a)	1,972	31,197
Constellation Energy Group Inc.	1,139	35,218
Cooper Industries PLC Class A	1,078	41,708
Corning Inc.	10,183	148,774

Costco Wholesale Corp.	2,720	154,632
Covance Inc.(a)	544	28,114
Coventry Health Care Inc.(a)	986	19,552
Covidien PLC	3,196	134,616
Crown Castle International Corp.(a)	1,496	45,209
Crown Holdings Inc.(a)	416	11,086
CSX Corp.	2,584	108,993
Cummins Inc.	1,292	55,634
CVS Caremark Corp.	9,216	325,325
D.R. Horton Inc.	1,768	19,377
Danaher Corp.	1,496	102,072
Darden Restaurants Inc.	918	27,825
DaVita Inc.(a)	663	35,159
Dean Foods Co.(a)	1,309	23,863
Deere & Co.	2,754	125,445
Dell Inc.(a)	10,851	157,231
Delta Air Lines Inc.(a)	840	5,998
Denbury Resources Inc.(a)	1,700	24,820
DENTSPLY International Inc.	1,292	42,584
Devon Energy Corp.	2,720	176,011
DeVry Inc.	357	19,739
Diamond Offshore Drilling Inc.	425	40,481
DIRECTV Group Inc. (The)(a) (b)	3,435	90,340
Discover Financial Services	4,063	57,451
Discovery Communications Inc. Class A(a)	1,056	29,040
Discovery Communications Inc. Class C(a)	1,056	25,365
DISH Network Corp. Class A(a)	1,531	26,639
Dollar Tree Inc.(a)	425	19,180
Dominion Resources Inc.	3,723	126,917
Dover Corp.	1,258	47,401
Dow Chemical Co. (The)	7,157	168,046
Dr Pepper Snapple Group Inc.(a)	1,820	49,613
DST Systems Inc.(a)	391	16,309
DTE Energy Co.	1,241	45,892
Duke Energy Corp.	8,211	129,898
Duke Realty Corp.	1,989	22,356
Dun & Bradstreet Corp. (The)	374	28,633
E.I. du Pont de Nemours and Co.	5,831	185,542
Eastman Chemical Co.	561	29,458
Eaton Corp.	918	55,493
Eaton Vance Corp.	527	14,962
eBay Inc.(a)	7,004	155,979
Ecolab Inc.	1,207	53,060
Edison International	1,972	62,749
El Paso Corp.	4,539	44,528
Electronic Arts Inc.(a)	2,006	36,589
Eli Lilly and Co.	6,613	224,908
EMC Corp.(a)	13,073	215,312
Emerson Electric Co.	5,015	189,316
Energen Corp.	204	8,952

Energizer Holdings Inc.(a)	340	20,696
ENSCO International Inc.	901	41,257
Entergy Corp.	1,241	95,210
EOG Resources Inc.	1,632	133,269
EQT Corp.	918	38,427
Equifax Inc.	901	24,669
Equity Residential	1,836	53,024
Estee Lauder Companies Inc. (The) Class A	799	33,957
Everest Re Group Ltd.	527	46,107
Exelon Corp.	4,335	203,572
Expedia Inc.(a)	867	19,655
Expeditors International Washington Inc.	1,326	42,724
Express Scripts Inc.(a)	1,553	124,116
Exxon Mobil Corp.	31,179	2,234,599
Family Dollar Stores Inc.	1,039	29,404
Fastenal Co.(b)	901	31,084
Federal Realty Investment Trust	391	23,081
FedEx Corp.	1,870	135,930
Fidelity National Financial Inc. Class A	1,415	19,202
Fidelity National Information Services Inc.	1,830	39,821
Fifth Third Bancorp	5,381	48,106
First American Corp.	425	12,916
First Solar Inc.(a)	315	38,408
FirstEnergy Corp.	1,955	84,612
Fiserv Inc.(a)	884	40,549
Flextronics International Ltd.(a)(b)	6,698	43,403
FLIR Systems Inc.(a)	748	20,802
Flowserve Corp.	272	26,713
Fluor Corp.	1,088	48,329
FMC Corp.	104	5,314
FMC Technologies Inc.(a)	782	41,133
Ford Motor Co.(a)	18,190	127,330
Forest Laboratories Inc.(a)	1,785	49,391
Fortune Brands Inc.	918	35,756
Foster Wheeler AG(a)(b)	1,003	28,074
FPL Group Inc.	2,448	120,197
Franklin Resources Inc.	1,088	113,837
Freeport-McMoRan Copper & Gold Inc.(a)	2,754	202,033
FTI Consulting Inc.(a)	170	6,938
GameStop Corp. Class A(a)	1,022	24,824
Gap Inc. (The)	3,349	71,468
Garmin Ltd.(b)	782	23,663
General Dynamics Corp.	2,125	133,237
General Electric Co.	67,274	959,327
General Mills Inc.	2,040	134,477
Genuine Parts Co.	1,241	43,423
Genzyme Corp.(a)	1,700	86,020
Gilead Sciences Inc.(a)	5,831	248,109
Goldman Sachs Group Inc. (The)	3,062	521,061
Goodrich Corp.	459	24,947

Goodyear Tire & Rubber Co. (The)(a)	2,108	27,151
Google Inc. Class A(a)	1,547	829,378
H&R Block Inc.	1,972	36,166
H.J. Heinz Co.	1,938	77,985
Halliburton Co.	5,695	166,351
Hansen Natural Corp.(a)	510	18,436
Harley-Davidson Inc.	1,615	40,246
Harris Corp.	748	31,207
Harsco Corp.	544	17,131
Hartford Financial Services Group Inc. (The)	1,020	25,010
Hasbro Inc.	1,054	28,743
HCP Inc.	1,294	38,289
Health Care REIT Inc.	187	8,297
Helmerich & Payne Inc.	714	27,146
Henry Schein Inc.(a)	221	11,675
Hershey Co. (The)	901	34,049
Hess Corp.	1,921	105,156
Hewlett-Packard Co.	15,473	734,349
Hologic Inc.(a)	1,547	22,865
Home Depot Inc. (The)	10,727	269,140
Honeywell International Inc.	4,607	165,345
Hormel Foods Corp.	170	6,198
Hospira Inc.(a)	1,003	44,774
Hudson City Bancorp Inc.	3,298	43,336
Humana Inc.(a)	969	36,415
IHS Inc. Class A(a)	289	14,959
Illinois Tool Works Inc.	2,839	130,367
Illumina Inc.(a)	731	23,465
IMS Health Inc.	1,496	24,519
Integrys Energy Group Inc.	748	25,881
Intel Corp.	35,720	682,609
IntercontinentalExchange Inc.(a)	459	45,987
International Business Machines Corp.	8,398	1,012,883
International Flavors & Fragrances Inc.	697	26,549
International Game Technology	2,159	38,517
International Paper Co.	2,884	64,342
Interpublic Group of Companies Inc. (The)(a)	3,791	22,822
Intuit Inc.(a)	2,006	58,314
Intuitive Surgical Inc.(a)	238	58,631
Invesco Ltd.	3,181	67,278
Iron Mountain Inc.(a)	1,071	26,165
ITT Corp.	1,020	51,714
ITT Educational Services Inc.(a)	255	23,039
J.B. Hunt Transport Services Inc.	221	6,643
J.C. Penney Co. Inc.	1,394	46,183
J.M. Smucker Co. (The)	680	35,856
Jacobs Engineering Group Inc.(a)	748	31,633
Jefferies Group Inc.(a)(b)	663	17,304
Johnson & Johnson	17,293	1,021,152
Johnson Controls Inc.	3,893	93,121

Joy Global Inc.	666	33,573
JPMorgan Chase & Co.	23,987	1,001,937
Juniper Networks Inc.(a)	3,298	84,132
KBR Inc.	884	18,095
Kellogg Co.	1,615	83,237
KeyCorp	6,828	36,803
Kimberly-Clark Corp.	2,635	161,157
Kimco Realty Corp.	3,064	38,729
Kinder Morgan Management LLC(a)	357	16,711
KLA-Tencor Corp.	1,224	39,792
Kohl’s Corp.(a)	1,887	107,974
Kraft Foods Inc. Class A	9,656	265,733
Kroger Co. (The)	4,080	94,370
L-3 Communications Holdings Inc.	816	58,989
Laboratory Corp. of America Holdings(a)	731	50,359
Lam Research Corp.(a)	816	27,516
Las Vegas Sands Corp.(a)	1,921	28,988
Legg Mason Inc.	1,190	34,641
Leggett & Platt Inc.	1,275	24,646
Lender Processing Services Inc.	476	18,945
Leucadia National Corp.(a)	1,666	37,435
Level 3 Communications Inc.(a)	13,797	16,280
Liberty Global Inc. Series A(a)	1,207	24,780
Liberty Global Inc. Series C(a)	1,088	22,391
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	8,845	272,603
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	4,063	46,074
Life Technologies Corp.(a)	1,075	50,708
Limited Brands Inc.	2,346	41,290
Lincoln National Corp.	2,100	50,043
Linear Technology Corp.	1,377	35,637
Lockheed Martin Corp.	2,159	148,518
Loews Corp.	1,972	65,273
Lorillard Inc.	1,037	80,596
Lowe’s Companies Inc.	9,656	188,968
LSI Corp.(a)	4,488	22,979
M&T Bank Corp.(b)	629	39,533
Macy’s Inc.	2,856	50,180
Manpower Inc.	544	25,791
Marathon Oil Corp.	4,607	147,286
Marriott International Inc. Class A	1,898	47,564
Marsh & McLennan Companies Inc.	3,485	81,758
Martin Marietta Materials Inc.(b)	255	21,247
Marvell Technology Group Ltd.(a)	3,247	44,549
Masco Corp.	2,550	29,962
MasterCard Inc. Class A	598	130,974
Mattel Inc.	2,533	47,950
Maxim Integrated Products Inc.	1,751	29,189
McAfee Inc.(a)	1,020	42,718
McCormick & Co. Inc. NVS	935	32,734

McDermott International Inc.(a)	1,802	40,058
McDonald’s Corp.	6,802	398,665
McGraw-Hill Companies Inc. (The)	2,057	59,200
McKesson Corp.	1,802	105,831
MDU Resources Group Inc.	765	15,874
MeadWestvaco Corp.	1,122	25,615
Medco Health Solutions Inc.(a)	3,213	180,314
Medtronic Inc.	7,174	256,112
MEMC Electronic Materials Inc.(a)	1,734	21,536
Merck & Co. Inc.	13,481	416,967
MetLife Inc.	5,389	183,388
MetroPCS Communications Inc.(a)	1,275	7,943
Microchip Technology Inc.	1,411	33,808
Micron Technology Inc.(a)	5,457	37,053
Microsoft Corp.	51,124	1,417,669
Millipore Corp.(a)	442	29,618
Mirant Corp.(a)	312	4,362
Mohawk Industries Inc.(a)	442	18,931
Molson Coors Brewing Co. Class B NVS	799	39,127
Monsanto Co.	3,570	239,833
Moody’s Corp.	1,530	36,230
Morgan Stanley	7,662	246,103
Mosaic Co. (The)	1,072	50,095
Motorola Inc.	13,940	119,466
Murphy Oil Corp.	1,139	69,638
Mylan Inc.(a)(b)	1,870	30,369
Myriad Genetics Inc.(a)	391	9,493
Nabors Industries Ltd.(a)	1,717	35,765
NASDAQ OMX Group Inc. (The)(a)	969	17,500
National Oilwell Varco Inc.(a)	2,721	111,534
National Semiconductor Corp.	1,768	22,878
NetApp Inc.(a)	2,363	63,919
New York Community Bancorp Inc.	2,669	28,799
Newell Rubbermaid Inc.	1,649	23,927
Newfield Exploration Co.(a)	816	33,472
Newmont Mining Corp.	2,958	128,555
News Corp. Class A	12,240	141,005
News Corp. Class B	3,162	43,003
NII Holdings Inc.(a)	1,275	34,336
Nike Inc. Class B	2,380	147,988
NiSource Inc.	1,785	23,062
Noble Corp.	1,666	67,873
Noble Energy Inc.	1,071	70,290
Nordstrom Inc.	901	28,634
Norfolk Southern Corp.	2,414	112,541
Northeast Utilities	595	13,715
Northern Trust Corp.	1,462	73,465
Northrop Grumman Corp.	1,989	99,709
NRG Energy Inc.(a)	1,802	41,428
NSTAR	357	11,049

Nuance Communications Inc.(a)	1,105	14,487
Nucor Corp.	1,989	79,262
NVIDIA Corp.(a)	3,893	46,560
NYSE Euronext Inc.	1,836	47,461
Occidental Petroleum Corp.	5,117	388,278
Old Republic International Corp.	2,125	22,695
Omnicare Inc.	714	15,472
Omnicom Group Inc.	1,972	67,600
ONEOK Inc.	306	11,080
Oracle Corp.	25,585	539,843
O’Reilly Automotive Inc.(a)	595	22,182
Owens-Illinois Inc.(a)	1,241	39,563
PACCAR Inc.	2,261	84,584
Pactiv Corp.(a)	357	8,243
Pall Corp.	867	27,519
Parker Hannifin Corp.	1,105	58,521
PartnerRe Ltd.	378	28,909
Patterson Companies Inc.(a)	799	20,398
Patterson-UTI Energy Inc.	663	10,330
Paychex Inc.	2,176	61,820
Peabody Energy Corp.	1,904	75,379
Pentair Inc.	765	22,261
People’s United Financial Inc.	3,298	52,867
Pepco Holdings Inc.	1,887	28,173
Pepsi Bottling Group Inc.	1,292	48,372
PepsiAmericas Inc.	177	5,175
PepsiCo Inc.	10,047	608,346
Perrigo Co.	408	15,174
Petrohawk Energy Corp.(a)	1,819	42,783
PetSmart Inc.	1,190	28,001
Pfizer Inc.	51,637	879,378
PG&E Corp.	2,295	93,843
Pharmaceutical Product Development Inc.	646	13,921
Philip Morris International Inc.	12,563	594,984
Pinnacle West Capital Corp.	782	24,492
Pioneer Natural Resources Co.	748	30,750
Pitney Bowes Inc.	884	21,658
Plains Exploration & Production Co.(a)	663	17,569
Plum Creek Timber Co. Inc.	1,275	39,895
PNC Financial Services Group Inc. (The)	3,009	147,260
Polo Ralph Lauren Corp.	510	37,954
PPG Industries Inc.	1,071	60,437
PPL Corp.	2,414	71,068
Praxair Inc.	2,074	164,759
Precision Castparts Corp.	765	73,080
Priceline.com Inc.(a)	238	37,554
Pride International Inc.(a)	1,054	31,156
Principal Financial Group Inc.	2,159	54,061
Procter & Gamble Co. (The)	18,564	1,076,712
Progress Energy Inc.	1,972	74,009

Progressive Corp. (The)(a)	4,284	68,544
ProLogis	2,159	24,461
Prudential Financial Inc.	2,975	134,559
Public Service Enterprise Group Inc.	3,264	97,267
Public Storage	850	62,560
Pulte Homes Inc.	867	7,812
QUALCOMM Inc.	10,625	439,981
Quanta Services Inc.(a)	986	20,903
Quest Diagnostics Inc.	1,054	58,950
Questar Corp.	1,088	43,346
Qwest Communications International Inc.	10,030	36,008
R.R. Donnelley & Sons Co.	1,275	25,602
Ralcorp Holdings Inc.(a)	255	13,693
Range Resources Corp.	986	49,349
Raytheon Co.	2,550	115,464
Red Hat Inc.(a)	1,071	27,643
Regency Centers Corp.	493	16,540
Regions Financial Corp.	8,381	40,564
RenaissanceRe Holdings Ltd.	578	30,345
Republic Services Inc.	1,377	35,678
Reynolds American Inc.	1,020	49,450
Robert Half International Inc.	1,003	23,270
Rockwell Automation Inc.	1,003	41,073
Rockwell Collins Inc.	1,054	53,101
Roper Industries Inc.	289	14,609
Ross Stores Inc.	901	39,653
Rowan Companies Inc.	918	21,343
Royal Caribbean Cruises Ltd.(a)	952	19,259
Safeway Inc.	2,873	64,154
SAIC Inc.(a)	782	13,849
Salesforce.com Inc.(a)	612	34,731
SanDisk Corp.(a)	1,258	25,764
Sara Lee Corp.	4,352	49,134
SBA Communications Corp. Class A(a)	527	14,867
SCANA Corp.	221	7,479
Schering-Plough Corp.	10,370	292,434
Schlumberger Ltd.	7,582	471,600
Scripps Networks Interactive Inc. Class A	459	17,332
Seagate Technology	3,621	50,513
Sealed Air Corp.	1,445	27,787
Sears Holdings Corp.(a)(b)	374	25,380
SEI Investments Co.	1,071	18,710
Sempra Energy	1,547	79,593
Sherwin-Williams Co. (The)	697	39,757
Sigma-Aldrich Corp.	765	39,726
Simon Property Group Inc.	1,747	118,604
SLM Corp.(a)	3,485	33,804
Smith International Inc.	1,411	39,127

Southern Co.	5,049	157,478
Southwestern Energy Co.(a)	2,213	96,443
Spectra Energy Corp.	4,012	76,709
Sprint Nextel Corp.(a)	19,312	57,164
SPX Corp.	340	17,945
St. Jude Medical Inc.(a)	2,193	74,737
Stanley Works (The)	510	23,067
Staples Inc.	4,624	100,341
Starbucks Corp.(a)	4,522	85,828
Starwood Hotels & Resorts Worldwide Inc.	1,394	40,510
State Street Corp.	3,179	133,454
Stericycle Inc.(a)	272	14,245
Stryker Corp.	1,853	85,238
Sun Microsystems Inc.(a)	4,830	39,509
Sunoco Inc.	765	23,562
SunPower Corp. Class A(a)	479	11,884
SunTrust Banks Inc.	3,046	58,209
SUPERVALU Inc.	1,360	21,583
Symantec Corp.(a)	5,202	91,451
Synopsys Inc.(a)	1,020	22,440
Sysco Corp.	3,689	97,574
T. Rowe Price Group Inc.	1,785	86,983
Target Corp.	4,491	217,499
TD AMERITRADE Holding Corp.(a)	1,734	33,466
Telephone and Data Systems Inc.	527	15,610
Teradata Corp.(a)	1,275	35,547
Texas Instruments Inc.	8,245	193,345
TFS Financial Corp.	408	4,757
Thermo Fisher Scientific Inc.(a)	2,720	122,400
3M Co.	4,522	332,684
Tiffany & Co.	884	34,732
Time Warner Cable Inc.	2,281	89,963
Time Warner Inc.	6,852	206,382
TJX Companies Inc. (The)	2,686	100,322
Toll Brothers Inc.(a)	897	15,536
Torchmark Corp.	495	20,097
Total System Services Inc.	1,479	23,620
Transocean Ltd.(a)	2,057	172,603
Travelers Companies Inc. (The)	3,757	187,061
Tyco Electronics Ltd.	2,907	61,774
Tyco International Ltd.	3,417	114,640
Tyson Foods Inc. Class A	2,227	27,882
U.S. Bancorp	12,529	290,923
Ultra Petroleum Corp.(a)	1,023	49,667
Union Pacific Corp.	3,264	179,977
United Parcel Service Inc. Class B	4,335	232,703
United States Steel Corp.	986	34,007
United Technologies Corp.	5,678	348,913
UnitedHealth Group Inc.	7,669	199,011

Unum Group	2,329	46,464
Urban Outfitters Inc.(a)	459	14,403
URS Corp.(a)	419	16,282
Valero Energy Corp.	3,570	64,617
Varian Medical Systems Inc.(a)	816	33,440
Ventas Inc.	884	35,475
VeriSign Inc.(a)	1,258	28,695
Verizon Communications Inc.	17,799	526,672
Vertex Pharmaceuticals Inc.(a)	1,003	33,661
VF Corp.	714	50,723
Viacom Inc. Class B NVS(a)	3,281	90,523
Virgin Media Inc.	1,938	27,074
Visa Inc. Class A	2,690	203,794
VMware Inc. Class A(a)	442	16,986
Vornado Realty Trust	963	57,356
Vulcan Materials Co.	697	32,083
W.R. Berkley Corp.	1,105	27,316
W.W. Grainger Inc.	510	47,802
Walgreen Co.	6,443	243,739
Wal-Mart Stores Inc.	14,807	735,612
Walt Disney Co. (The)	11,220	307,091
Washington Post Co. (The) Class B	51	22,032
Waste Management Inc.	3,196	95,496
Waters Corp.(a)	646	37,100
Watson Pharmaceuticals Inc.(a)	160	5,507
Weatherford International Ltd.(a)	4,284	75,099
WellPoint Inc.(a)	2,496	116,713
Wells Fargo & Co.	28,051	771,964
Western Digital Corp.(a)	1,445	48,668
Western Union Co.	4,896	88,960
Weyerhaeuser Co.	1,598	58,071
Whirlpool Corp.	476	34,077
White Mountains Insurance Group Ltd.	68	21,040
Whole Foods Market Inc.(a)	918	29,431
Williams Companies Inc. (The)	3,876	73,063
Willis Group Holdings Ltd.	1,241	33,507
Windstream Corp.	2,975	28,679
Wisconsin Energy Corp.	697	30,438
Wynn Resorts Ltd.(a)(b)	561	30,417
Xcel Energy Inc.	3,111	58,673
Xerox Corp.	5,508	41,420
Xilinx Inc.	1,904	41,412
XL Capital Ltd. Class A	595	9,764
XTO Energy Inc.	3,621	150,489
Yahoo! Inc.(a)	8,364	132,988
Yum! Brands Inc.	2,822	92,985
Zimmer Holdings Inc.(a)	1,394	73,283

		61,898,502

TOTAL COMMON STOCKS
(Cost: $113,951,348)		116,680,792

Security	Shares	Value

INVESTMENT COMPANIES—0.00%

AUSTRALIA—0.00%
BGP Holdings PLC(c)	38,252	6

		6

TOTAL INVESTMENT COMPANIES
(Cost: $0)		6

Security	Shares	Value

PREFERRED STOCKS—0.25%

GERMANY—0.18%
Fresenius SE	408	23,784
Henkel AG & Co. KGaA	1,088	49,700
Porsche Automobil Holding SE	612	47,009
RWE AG NVS	289	22,770
Volkswagen AG	748	74,683

		217,946
ITALY—0.07%
Intesa Sanpaolo SpA RNC	11,033	36,220
Telecom Italia SpA RNC	39,746	44,012

		80,232

TOTAL PREFERRED STOCKS
(Cost: $299,294)		298,178

Security	Shares	Value

RIGHTS—0.00%

AUSTRALIA—0.00%
CSR Ltd.(a)(c)	996	239

		239
BELGIUM—0.00%
Fortis(a)(c)	2,148	—

		—

TOTAL RIGHTS
(Cost: $0)		239

Security	Shares	Value

WARRANTS—0.00%

ITALY—0.00%
Mediobanca SpA (Expires 3/18/11)(a)(c)	3,010	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.45%

MONEY MARKET FUNDS—0.45%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(d)(e)(f)	405,680	405,680
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	59,763	59,763
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	65,622	65,622

		531,065

TOTAL SHORT-TERM INVESTMENTS
(Cost: $531,065)		531,065

TOTAL INVESTMENTS IN SECURITIES—100.22%
(Cost: $114,781,707)		117,510,280
Other Assets, Less Liabilities—(0.22)%		(262,475)

NET ASSETS—100.00%		$117,247,805

NVS  -  Non-Voting Shares

SDR  -  Swedish Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.75%

ADVERTISING—0.10%
Interpublic Group of Companies Inc. (The)(a)	3,816	$22,972
Omnicom Group Inc.	2,367	81,141

		104,113
AEROSPACE & DEFENSE—1.43%
AAR Corp.(a)	491	9,629
Alliant Techsystems Inc.(a)	164	12,756
Boeing Co. (The)	4,787	228,819
CAE Inc.	2,244	17,369
Curtiss-Wright Corp.	433	12,912
Esterline Technologies Corp.(a)	300	12,633
GenCorp Inc.(a)	994	7,395
General Dynamics Corp.	2,360	147,972
Goodrich Corp.	964	52,393
L-3 Communications Holdings Inc.	840	60,724
Lockheed Martin Corp.	2,232	153,539
Moog Inc. Class A(a)	356	8,889
Northrop Grumman Corp.	2,134	106,977
Orbital Sciences Corp.(a)	519	6,685
Raytheon Co.	2,854	129,229
Rockwell Collins Inc.	1,243	62,622
Spirit AeroSystems Holdings Inc. Class A(a)	940	14,965
Teledyne Technologies Inc.(a)	355	12,127
Triumph Group Inc.	157	7,349
United Technologies Corp.	6,472	397,704

		1,462,688
AGRICULTURE—1.57%
Altria Group Inc.	15,471	280,180
Archer-Daniels-Midland Co.	4,440	133,733
Bunge Ltd.	1,007	57,459
Lorillard Inc.	1,347	104,689
Monsanto Co.	4,030	270,735
Philip Morris International Inc.	14,452	684,447
Reynolds American Inc.	1,330	64,478
Tejon Ranch Co.(a)	332	8,652

		1,604,373
AIRLINES—0.17%
AirTran Holdings Inc.(a)	1,325	5,605
Alaska Air Group Inc.(a)	370	9,516
AMR Corp.(a)	2,544	13,712
China Eastern Airlines Corp. Ltd. SP ADR(a)	263	7,083
China Southern Airlines Co. Ltd. SP ADR(a)	511	7,333
Continental Airlines Inc. Class B(a)	969	11,143
Delta Air Lines Inc.(a)	5,544	39,584
LAN Airlines SA SP ADR	1,204	16,146

Southwest Airlines Co.	5,192	43,613
TAM SA SP ADR(a)	763	10,888
US Airways Group Inc.(a)	1,361	4,165

		168,788
APPAREL—0.39%
Carter’s Inc.(a)	672	15,859
Coach Inc.	2,394	78,930
Gildan Activewear Inc.(a)	1,012	17,943
Guess? Inc.	541	19,774
Hanesbrands Inc.(a)	746	16,129
Liz Claiborne Inc.	995	5,711
Nike Inc. Class B	2,035	126,536
Phillips-Van Heusen Corp.	451	18,108
Polo Ralph Lauren Corp.	441	32,819
Quiksilver Inc.(a)	1,244	2,476
VF Corp.	699	49,657
Wolverine World Wide Inc.	502	12,841

		396,783
AUTO MANUFACTURERS—1.80%
Daimler AG	6,619	319,234
Ford Motor Co.(a)	23,428	163,996
Honda Motor Co. Ltd. SP ADR	13,594	421,006
Navistar International Corp.(a)	415	13,753
Oshkosh Corp.	726	22,695
Tata Motors Ltd. SP ADR	2,123	24,160
Toyota Motor Corp. SP ADR	10,993	867,238

		1,832,082
AUTO PARTS & EQUIPMENT—0.24%
American Axle & Manufacturing Holdings Inc.	540	3,235
ArvinMeritor Inc.	879	6,865
Autoliv Inc.	625	20,987
BorgWarner Inc.	879	26,651
Goodyear Tire & Rubber Co. (The)(a)	1,849	23,815
Johnson Controls Inc.	4,483	107,233
Magna International Inc. Class A	811	32,140
Modine Manufacturing Co.	356	3,667
Superior Industries International Inc.	276	3,665
Tenneco Inc.(a)	628	8,553
WABCO Holdings Inc.	526	12,477

		249,288
BANKS—10.75%
Allied Irish Banks PLC SP ADR(a)	3,421	19,123
Banco Bilbao Vizcaya Argentaria SA SP ADR	28,013	498,631
Banco de Chile SP ADR	215	9,997
Banco Latinoamericano de Comercio Exterior SA Class E	465	6,561
Banco Santander Chile SA SP ADR	375	19,740
Banco Santander SA SP ADR	60,738	975,452

BancorpSouth Inc.	700	15,806
Bank of America Corp.	64,383	938,704
Bank of Hawaii Corp.	401	17,804
Bank of Ireland SP ADR(a)	1,924	19,798
Bank of Montreal	4,107	190,442
Bank of New York Mellon Corp. (The)	8,834	235,514
Bank of Nova Scotia	7,456	311,512
Barclays PLC SP ADR(a)(b)	20,543	429,349
BB&T Corp.	5,018	119,980
Canadian Imperial Bank of Commerce	2,886	164,877
City National Corp.	339	12,770
Comerica Inc.	1,104	30,636
Community Bank System Inc.	453	8,430
Credicorp Ltd.	554	38,243
Credit Suisse Group PLC SP ADR	8,051	429,118
Cullen/Frost Bankers Inc.	397	18,576
Deutsche Bank AG	4,612	330,358
Discover Financial Services	4,128	58,370
F.N.B. Corp.	1,000	7,080
First BanCorp (Puerto Rico)	1,929	3,646
First Horizon National Corp.(a)	1,682	19,898
HDFC Bank Ltd. SP ADR	812	89,815
HSBC Holdings PLC SP ADR	25,617	1,418,926
ICICI Bank Ltd. SP ADR	3,122	98,187
KB Financial Group Inc. SP ADR(a)	2,898	137,481
KeyCorp	6,481	34,933
Lloyds TSB Group PLC SP ADR	28,276	157,497
M&T Bank Corp.(c)	516	32,431
Marshall & Ilsley Corp.	2,941	15,646
Mitsubishi UFJ Financial Group Inc. SP ADR	86,093	457,154
Mizuho Financial Group Inc. SP ADR	52,252	206,395
National Bank of Greece SA SP ADR	22,872	166,279
PNC Financial Services Group Inc. (The)	3,427	167,717
Regions Financial Corp.	8,584	41,547
Royal Bank of Canada	10,542	531,317
Royal Bank of Scotland Group PLC SP ADR(a)	6,111	83,415
Santander BanCorp(a)	220	2,530
State Street Corp.	3,708	155,662
SunTrust Banks Inc.	3,604	68,872
Synovus Financial Corp.	3,432	7,619
TCF Financial Corp.	1,009	11,936
Toronto-Dominion Bank (The)	6,366	364,390
U.S. Bancorp	14,191	329,515
Valley National Bancorp(c)	1,135	15,073
Webster Financial Corp.	573	6,481
Wells Fargo & Co.	33,036	909,151
Westpac Banking Corp. SP ADR	4,354	510,376
Wilmington Trust Corp.	581	7,001

		10,957,761

BEVERAGES—2.43%
Anheuser-Busch InBev NV SP ADR(a)	5,143	242,647
Brown-Forman Corp. Class B NVS	770	37,584
Coca-Cola Co. (The)	15,779	841,178
Coca-Cola Enterprises Inc.	2,509	47,847
Coca-Cola FEMSA SAB de CV SP ADR	260	14,024
Coca-Cola Hellenic Bottling Co. SA SP ADR	1,434	37,643
Compania Cervecerias Unidas SA SP ADR	358	12,680
Constellation Brands Inc. Class A(a)	1,572	24,869
Cott Corp.(a)	790	6,241
Diageo PLC SP ADR	4,772	310,275
Dr Pepper Snapple Group Inc.(a)	1,913	52,148
Embotelladora Andina SA Class A SP ADR	454	6,810
Embotelladora Andina SA Class B SP ADR	445	8,121
Molson Coors Brewing Co. Class B NVS	1,245	60,968
Pepsi Bottling Group Inc.	1,121	41,970
PepsiAmericas Inc.	517	15,117
PepsiCo Inc.	11,590	701,774
Vina Concha y Toro SA SP ADR	303	12,908

		2,474,804
BIOTECHNOLOGY—0.07%
American Oriental Bioengineering Inc.(a)(c)	1,761	6,974
Charles River Laboratories International Inc.(a)	619	22,606
Enzo Biochem Inc.(a)	1,117	6,155
Millipore Corp.(a)	484	32,433

		68,168
BUILDING MATERIALS—0.33%
Cemex SAB de CV SP ADR(a)	6,250	64,875
Comfort Systems USA Inc.	898	9,788
CRH PLC SP ADR	5,271	130,352
Eagle Materials Inc.	474	11,779
Lennox International Inc.	439	14,781
Martin Marietta Materials Inc.	351	29,245
Masco Corp.	2,758	32,406
NCI Building Systems Inc.(a)	2,097	4,110
Owens Corning(a)	681	15,057
Quanex Building Products Corp.	727	10,810
Simpson Manufacturing Co. Inc.	410	9,590
Texas Industries Inc.	260	8,655

		341,448
CHEMICALS—1.80%
Agrium Inc.	1,183	55,542
Air Products and Chemicals Inc.	1,444	111,376
Airgas Inc.	517	22,934
Albemarle Corp.	733	23,148
Arch Chemicals Inc.	276	7,642
Ashland Inc.	508	17,546
Cabot Corp.	473	10,373
Celanese Corp. Series A	1,095	30,058

CF Industries Holdings Inc.	442	36,796
Cytec Industries Inc.	376	12,472
Dow Chemical Co. (The)	8,524	200,144
E.I. du Pont de Nemours and Co.	6,250	198,875
Eastman Chemical Co.	528	27,725
Ecolab Inc.	1,733	76,183
Ferro Corp.	627	3,844
FMC Corp.	549	28,054
Georgia Gulf Corp.(a)(c)	56	805
H.B. Fuller Co.	437	8,351
Huntsman Corp.	1,520	12,084
International Flavors & Fragrances Inc.	592	22,549
Intrepid Potash Inc.(a)	369	9,505
Lubrizol Corp.	525	34,944
Minerals Technologies Inc.	197	9,704
Mosaic Co. (The)	1,130	52,805
Olin Corp.	507	7,742
OM Group Inc.(a)	273	7,376
PolyOne Corp.(a)	1,013	5,653
Potash Corp. of Saskatchewan	2,211	205,137
PPG Industries Inc.	1,184	66,813
Praxair Inc.	2,239	177,866
RPM International Inc.	1,049	18,483
Sensient Technologies Corp.	502	12,696
Sherwin-Williams Co. (The)	725	41,354
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR(a)	244	9,604
Sociedad Quimica y Minera de Chile SA Series B SP ADR	716	26,313
Spartech Corp.	571	5,464
Syngenta AG SP ADR	3,531	167,122
Terra Industries Inc.	770	24,463
Valspar Corp. (The)	710	18,013
W.R. Grace & Co.(a)	553	12,105
Westlake Chemical Corp.	226	5,490
Zep Inc.	426	7,285

		1,832,438
COAL—0.25%
Alpha Natural Resources Inc.(a)	1,198	40,696
Arch Coal Inc.	1,142	24,736
CONSOL Energy Inc.	1,388	59,420
Massey Energy Co.	736	21,410
Peabody Energy Corp.	2,018	79,893
Yanzhou Coal Mining Co. Ltd. SP ADR	1,616	24,725

		250,880
COMMERCIAL SERVICES—1.39%
Aaron’s Inc.	448	11,222
ABM Industries Inc.	523	9,822
Advance America Cash Advance Centers Inc.	932	4,604
Alliance Data Systems Corp.(a)(c)	484	26,610
AMN Healthcare Services Inc.(a)	611	5,084

Arbitron Inc.	372	8,065
Avis Budget Group Inc.(a)	892	7,493
Bowne & Co. Inc.(a)	892	5,825
Brink’s Home Security Holdings Inc.(a)	456	14,127
Chemed Corp.	222	10,061
Consolidated Graphics Inc.(a)	152	3,049
Convergys Corp.(a)	1,165	12,640
Corrections Corp. of America(a)	962	23,030
DeVry Inc.	462	25,544
Dollar Thrifty Automotive Group Inc.(a)	251	4,646
Equifax Inc.	950	26,011
FTI Consulting Inc.(a)	473	19,303
Gartner Inc.(a)	622	11,582
GEO Group Inc. (The)(a)	527	11,146
H&R Block Inc.	2,527	46,345
HealthSpring Inc.(a)	511	7,323
Hertz Global Holdings Inc.(a)	1,529	14,235
Hewitt Associates Inc. Class A(a)	704	25,006
Hillenbrand Inc.	572	11,429
Interactive Data Corp.	417	10,967
Iron Mountain Inc.(a)	1,389	33,933
ITT Educational Services Inc.(a)	294	26,563
Jackson Hewitt Tax Service Inc.	896	4,399
Korn/Ferry International(a)	561	8,954
Landauer Inc.	200	10,358
Lender Processing Services Inc.	822	32,716
Live Nation Inc.(a)	1,013	6,747
Manpower Inc.	617	29,252
MasterCard Inc. Class A	735	160,980
MAXIMUS Inc.	269	12,444
McKesson Corp.	2,076	121,923
Midas Inc.(a)	724	5,835
Monster Worldwide Inc.(a)	1,073	15,580
Moody’s Corp.	1,375	32,560
New Oriental Education & Technology Group Inc. SP ADR(a)	290	20,254
PHH Corp.(a)	429	6,933
Pre-Paid Legal Services Inc.(a)	223	8,817
Quanta Services Inc.(a)	1,545	32,754
Robert Half International Inc.	1,115	25,868
Rollins Inc.	510	9,221
SAIC Inc.(a)	1,637	28,991
Service Corp. International	2,266	15,567
Sotheby’s	558	8,850
Spherion Corp.(a)	746	3,693
TrueBlue Inc.(a)	552	6,679
United Rentals Inc.(a)	646	6,131
Viad Corp.	330	5,775
Visa Inc. Class A	3,470	262,887
Watson Wyatt Worldwide Inc. Class A	340	14,817
Weight Watchers International Inc.	329	8,722
Western Union Co.	5,343	97,082

		1,420,454

COMPUTERS—2.75%
Accenture PLC Class A	4,317	160,074
Affiliated Computer Services Inc. Class A(a)	689	35,890
CGI Group Inc.(a)	2,280	27,839
CIBER Inc.(a)	1,632	5,255
Computer Sciences Corp.(a)	1,158	58,722
Diebold Inc.	661	19,989
DST Systems Inc.(a)	339	14,140
EMC Corp.(a)	15,100	248,697
FactSet Research Systems Inc.	376	24,083
Hewlett-Packard Co.	17,684	839,283
IHS Inc. Class A(a)	470	24,327
International Business Machines Corp.	9,826	1,185,114
NCR Corp.(a)	1,460	14,819
Perot Systems Corp. Class A(a)	742	22,215
Quantum Corp.(a)	4,195	7,761
Teradata Corp.(a)	1,451	40,454
Tyler Technologies Inc.(a)	634	12,059
Unisys Corp.(a)	309	9,004
Western Digital Corp.(a)	1,742	58,671

		2,808,396
COSMETICS & PERSONAL CARE—1.66%
Avon Products Inc.	3,254	104,291
Colgate-Palmolive Co.	3,728	293,133
Estee Lauder Companies Inc. (The) Class A	898	38,165
Procter & Gamble Co. (The)	21,731	1,260,398

		1,695,987
DISTRIBUTION & WHOLESALE—0.16%
Corporate Express NV SP ADR(d)	1,296	17,688
Genuine Parts Co.	1,199	41,953
Ingram Micro Inc. Class A(a)	1,366	24,110
Owens & Minor Inc.	344	14,066
W.W. Grainger Inc.	471	44,147
Watsco Inc.	276	14,137
WESCO International Inc.(a)	435	11,119

		167,220
DIVERSIFIED FINANCIAL SERVICES—4.38%
Affiliated Managers Group Inc.(a)	358	22,729
American Express Co.	7,800	271,752
Ameriprise Financial Inc.	1,886	65,388
BlackRock Inc.	179	38,752
Capital One Financial Corp.	3,360	122,976
CIT Group Inc.(c)	2,890	2,081
Citigroup Inc.	112,949	461,961
Doral Financial Corp.(a)(c)	401	1,139
Eaton Vance Corp.	957	27,169

Federal Home Loan Mortgage Corp.(a)(c)	6,167	7,585
Federal National Mortgage Association(a)(c)	7,960	8,597
Federated Investors Inc. Class B	839	22,024
Financial Federal Corp.	403	8,229
First Marblehead Corp. (The)(a)	2,180	4,273
Franklin Resources Inc.	1,165	121,894
GAMCO Investors Inc. Class A	123	5,189
Goldman Sachs Group Inc. (The)	3,208	545,905
IntercontinentalExchange Inc.(a)	577	57,810
Invesco Ltd.	3,099	65,544
Investment Technology Group Inc.(a)	357	7,700
Janus Capital Group Inc.	1,288	16,899
Jefferies Group Inc.(a)	980	25,578
JPMorgan Chase & Co.	29,241	1,221,397
Lazard Ltd. Class A	643	24,273
Legg Mason Inc.	1,161	33,797
Morgan Stanley	9,252	297,174
National Financial Partners Corp.(a)	513	4,181
Nomura Holdings Inc. SP ADR	24,580	172,552
NYSE Euronext Inc.	1,898	49,063
ORIX Corp. SP ADR	1,542	49,807
Raymond James Financial Inc.(c)	796	18,794
Ritchie Bros. Auctioneers Inc.	859	18,829
Shinhan Financial Group Co. Ltd. SP ADR	1,657	125,352
SLM Corp.(a)	3,656	35,463
Stifel Financial Corp.(a)	289	15,016
Student Loan Corp. (The)	36	1,514
SWS Group Inc.	574	7,680
Teton Advisors Inc.(d)	2	—
UBS AG(a)	26,485	439,386
Waddell & Reed Financial Inc. Class A	715	20,063
Woori Finance Holdings Co. Ltd. SP ADR(a)	557	21,940

		4,467,455
ELECTRIC—2.95%
AES Corp. (The)(a)	5,118	66,892
Allegheny Energy Inc.	1,329	30,328
ALLETE Inc.	304	10,290
Alliant Energy Corp.	792	21,036
Ameren Corp.	1,449	35,269
American Electric Power Co. Inc.	3,366	101,721
Avista Corp.	583	11,054
Black Hills Corp.	409	9,967
Calpine Corp.(a)	3,087	34,698
CenterPoint Energy Inc.	2,424	30,542
Central Vermont Public Service Corp.	719	13,941
CH Energy Group Inc.	363	15,032
Cleco Corp.	585	14,479
CMS Energy Corp.	1,753	23,315
Consolidated Edison Inc.	2,016	82,011
Constellation Energy Group Inc.	1,352	41,804

Dominion Resources Inc.	4,244	144,678
DPL Inc.	970	24,580
DTE Energy Co.	1,157	42,786
Duke Energy Corp.	9,400	148,708
Dynegy Inc. Class A(a)	3,871	7,742
Edison International	2,198	69,940
El Paso Electric Co.(a)	513	9,619
Empire District Electric Co. (The)	708	12,786
Empresa Nacional de Electricidad SA SP ADR	975	44,743
Enersis SA SP ADR	2,271	40,151
Entergy Corp.	1,436	110,170
Exelon Corp.	4,856	228,038
FirstEnergy Corp.	2,221	96,125
FPL Group Inc.	2,800	137,480
Great Plains Energy Inc.	1,133	19,601
Hawaiian Electric Industries Inc.	769	13,727
Huaneng Power International Inc. SP ADR	621	15,842
IDACORP Inc.	439	12,332
Integrys Energy Group Inc.	586	20,276
Korea Electric Power Corp. SP ADR(a)	3,632	50,412
MDU Resources Group Inc.	1,316	27,307
Mirant Corp.(a)	1,214	16,972
National Grid PLC SP ADR	3,552	176,215
Northeast Utilities	1,239	28,559
NRG Energy Inc.(a)	2,009	46,187
NSTAR	774	23,955
NV Energy Inc.	1,825	20,914
OGE Energy Corp.	812	26,975
Pepco Holdings Inc.	1,574	23,500
PG&E Corp.	2,670	109,176
Pinnacle West Capital Corp.	798	24,993
PNM Resources Inc.	983	10,538
PPL Corp.	2,777	81,755
Progress Energy Inc.	1,951	73,221
Public Service Enterprise Group Inc.	3,792	113,002
RRI Energy Inc.(a)	2,891	15,236
SCANA Corp.	777	26,294
Southern Co.	5,758	179,592
TECO Energy Inc.	1,424	20,420
TransAlta Corp.	1,686	31,393
UIL Holdings Corp.	324	8,320
UniSource Energy Corp.	351	10,137
Westar Energy Inc.	953	18,250
Wisconsin Energy Corp.	884	38,604
Xcel Energy Inc.	3,424	64,577

		3,008,207
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
AMETEK Inc.	831	28,994
Belden Inc.	365	8,377
C&D Technologies Inc.(a)(c)	1,361	2,491

Emerson Electric Co.	5,526	208,606
Energizer Holdings Inc.(a)	546	33,235
General Cable Corp.(a)	492	15,321
Hitachi Ltd. SP ADR(a)	2,487	79,907
Hubbell Inc. Class B	365	15,523

		392,454
ELECTRONICS—0.99%
Advantest Corp. SP ADR	1,330	29,406
Agilent Technologies Inc.(a)	2,647	65,487
Amphenol Corp. Class A	1,320	52,958
Arrow Electronics Inc.(a)	936	23,718
AU Optronics Corp. SP ADR(c)	6,327	55,867
Avnet Inc.(a)	1,213	30,058
AVX Corp.	619	7,007
Brady Corp. Class A	468	12,673
Celestica Inc.(a)	1,932	16,036
Checkpoint Systems Inc.(a)	671	9,105
CTS Corp.	754	6,756
Jabil Circuit Inc.	1,655	22,144
Koninklijke Philips Electronics NV NYS	7,319	183,634
Kyocera Corp. SP ADR	1,380	115,189
LG Display Co. Ltd. SP ADR	3,487	41,495
Mettler-Toledo International Inc.(a)	266	25,935
Park Electrochemical Corp.	370	8,318
PerkinElmer Inc.	879	16,358
Technitrol Inc.	416	3,241
Thermo Fisher Scientific Inc.(a)	3,062	137,790
Thomas & Betts Corp.(a)	437	14,950
Tyco Electronics Ltd.	3,416	72,590
Vishay Intertechnology Inc.(a)	1,512	9,420
Waters Corp.(a)	725	41,637
Watts Water Technologies Inc. Class A	256	7,232

		1,009,004
ENERGY - ALTERNATE SOURCES—0.05%
Covanta Holding Corp.(a)	1,206	20,719
Headwaters Inc.(a)	889	3,663
LDK Solar Co. Ltd. SP ADR(a)(c)	676	4,583
Suntech Power Holdings Co. Ltd. SP ADR(a)(c)	1,049	13,291
Yingli Green Energy Holding Co. Ltd. SP ADR(a)(c)	827	9,577

		51,833
ENGINEERING & CONSTRUCTION—0.60%
ABB Ltd. SP ADR(a)	17,426	322,904
AECOM Technology Corp.(a)	865	21,833
Dycom Industries Inc.(a)	540	5,335
EMCOR Group Inc.(a)	583	13,770
Empresas ICA Sociedad Controladora SA de CV SP ADR(a)	1,386	12,086
Fluor Corp.	1,402	62,277
Granite Construction Inc.	386	11,024

Grupo Aeroportuario del Sureste SA de CV Series B SP ADR	217	8,830
Jacobs Engineering Group Inc.(a)	947	40,049
KBR Inc.	1,337	27,368
McDermott International Inc.(a)	1,769	39,325
Shaw Group Inc. (The)(a)	723	18,552
URS Corp.(a)	719	27,940

		611,293
ENTERTAINMENT—0.10%
Bally Technologies Inc.(a)	503	19,813
International Game Technology	2,360	42,102
Pinnacle Entertainment Inc.(a)	847	7,157
Regal Entertainment Group Class A	901	11,362
Speedway Motorsports Inc.	222	3,006
Vail Resorts Inc.(a)	292	10,056
Warner Music Group Corp.(a)	1,052	6,060

		99,556
ENVIRONMENTAL CONTROL—0.23%
Calgon Carbon Corp.(a)	537	8,506
Mine Safety Appliances Co.	367	9,355
Nalco Holding Co.	977	20,664
Republic Services Inc.	2,413	62,521
Waste Connections Inc.(a)	688	21,624
Waste Management Inc.	3,608	107,807

		230,477
FOOD—2.20%
Cadbury PLC SP ADR	2,548	129,031
Campbell Soup Co.	1,625	51,594
ConAgra Foods Inc.	3,307	69,447
Corn Products International Inc.	682	19,219
Cosan Ltd. Class A(a)	1,740	11,588
Dean Foods Co.(a)	1,401	25,540
Del Monte Foods Co.	1,771	19,127
Flowers Foods Inc.	763	17,824
General Mills Inc.	2,273	149,836
Gruma SAB de CV SP ADR(a)	775	5,533
H.J. Heinz Co.	2,269	91,305
Hershey Co. (The)	1,199	45,310
Hormel Foods Corp.	633	23,079
J.M. Smucker Co. (The)	921	48,564
Kellogg Co.	1,726	88,958
Kraft Foods Inc. Class A	10,022	275,805
Kroger Co. (The)	4,480	103,622
McCormick & Co. Inc. NVS	826	28,918
Ralcorp Holdings Inc.(a)	467	25,078
Ruddick Corp.	465	12,425
Safeway Inc.	2,951	65,896
Sara Lee Corp.	4,837	54,610

Smithfield Foods Inc.(a)	1,318	17,582
SUPERVALU Inc.	1,677	26,614
Sysco Corp.	4,309	113,973
Tootsie Roll Industries Inc.	299	7,418
TreeHouse Foods Inc.(a)	337	12,604
Tyson Foods Inc. Class A	2,332	29,197
Unilever NV NYS	11,655	360,023
Unilever PLC SP ADR	9,861	294,154
Weis Markets Inc.	173	6,124
Wimm-Bill-Dann Foods OJSC SP ADR(a)	255	17,233

		2,247,231
FOREST PRODUCTS & PAPER—0.31%
Buckeye Technologies Inc.(a)	522	4,677
Clearwater Paper Corp.(a)	145	6,564
Domtar Corp.(a)	286	11,981
International Paper Co.	2,948	65,770
MeadWestvaco Corp.	1,152	26,300
Neenah Paper Inc.	304	3,146
P.H. Glatfelter Co.	703	7,431
Plum Creek Timber Co. Inc.	1,224	38,299
Potlatch Corp.	398	11,108
Rayonier Inc.	654	25,231
Rock-Tenn Co. Class A	312	13,666
Sappi Ltd. SP ADR	3,080	11,180
Schweitzer-Mauduit International Inc.	149	7,696
Temple-Inland Inc.	803	12,406
Votorantim Celulose e Papel SA SP ADR(a)	797	10,951
Weyerhaeuser Co.	1,504	54,655

		311,061
GAS—0.31%
AGL Resources Inc.	581	20,312
Atmos Energy Corp.	721	20,080
Energen Corp.	571	25,055
Laclede Group Inc. (The)	253	7,770
New Jersey Resources Corp.	432	15,206
Nicor Inc.	375	13,905
NiSource Inc.	1,974	25,504
Northwest Natural Gas Co.	285	11,916
Piedmont Natural Gas Co.	507	11,803
Sempra Energy	1,637	84,224
South Jersey Industries Inc.	323	11,399
Southern Union Co.	812	15,891
Southwest Gas Corp.	437	10,921
UGI Corp.	730	17,432
Vectren Corp.	586	13,208
WGL Holdings Inc.	365	12,067

		316,693

HAND & MACHINE TOOLS—0.18%
Baldor Electric Co.	356	9,203
Black & Decker Corp. (The)	458	21,627
Kennametal Inc.	651	15,338
Nidec Corp. SP ADR	3,710	77,836
Regal Beloit Corp.	319	14,955
Snap-On Inc.	401	14,649
Stanley Works (The)	622	28,133

		181,741
HEALTH CARE - PRODUCTS—2.92%
Alcon Inc.	569	81,248
Baxter International Inc.	4,447	240,405
Beckman Coulter Inc.	518	33,323
Becton, Dickinson and Co.	1,641	112,179
Boston Scientific Corp.(a)	11,163	90,644
C.R. Bard Inc.	686	51,498
Cantel Medical Corp.(a)	537	8,624
CareFusion Corp.(a)	1,290	28,857
Cooper Companies Inc. (The)	397	11,120
Covidien PLC	3,722	156,771
Edwards Lifesciences Corp.(a)	437	33,623
Fresenius Medical Care AG & Co. KGaA SP ADR	1,374	66,447
Haemonetics Corp.(a)	255	13,132
Hill-Rom Holdings Inc.	611	11,969
Invacare Corp.	408	9,151
Inverness Medical Innovations Inc.(a)	717	27,253
Johnson & Johnson	20,526	1,212,060
Kinetic Concepts Inc.(a)	484	16,064
Luxottica Group SpA SP ADR(a)	1,275	31,110
Medtronic Inc.	8,196	292,597
Mindray Medical International Ltd. SP ADR	680	20,896
ResMed Inc.(a)	614	30,215
Smith & Nephew PLC SP ADR	1,322	58,472
St. Jude Medical Inc.(a)	2,578	87,858
Steris Corp.	507	14,835
Stryker Corp.	2,228	102,488
Symmetry Medical Inc.(a)	425	3,387
Varian Medical Systems Inc.(a)	904	37,046
West Pharmaceutical Services Inc.	320	12,630
Zimmer Holdings Inc.(a)	1,551	81,536

		2,977,438
HEALTH CARE - SERVICES—0.87%
Aetna Inc.	3,219	83,791
Assisted Living Concepts Inc. Class A(a)	222	4,600
Centene Corp.(a)	595	10,609
Community Health Systems Inc.(a)	758	23,710
Covance Inc.(a)	490	25,323
Coventry Health Care Inc.(a)	1,224	24,272
DaVita Inc.(a)	758	40,197
Health Management Associates Inc. Class A(a)	2,188	13,347

Health Net Inc.(a)	837	12,480
HealthSouth Corp.(a)	722	10,548
Humana Inc.(a)	1,299	48,816
Laboratory Corp. of America Holdings(a)	769	52,976
MDS Inc.(a)	846	6,743
MEDNAX Inc.(a)	419	21,754
Molina Healthcare Inc.(a)	311	5,822
Quest Diagnostics Inc.	1,136	63,536
Sunrise Senior Living Inc.(a)	971	4,039
Tenet Healthcare Corp.(a)	3,941	20,178
UnitedHealth Group Inc.	8,614	223,533
Universal Health Services Inc. Class B	387	21,537
WellPoint Inc.(a)	3,531	165,110

		882,921
HOLDING COMPANIES - DIVERSIFIED—0.86%
Berkshire Hathaway Inc. Class B(a)	244	801,052
Leucadia National Corp.(a)	1,454	32,671
Tomkins PLC SP ADR	1,817	19,769
Walter Energy Inc.	426	24,921

		878,413
HOME BUILDERS—0.13%
Champion Enterprises Inc.(a)(c)	1,575	378
D.R. Horton Inc.	2,127	23,312
KB Home	713	10,110
Lennar Corp. Class A	1,147	14,452
NVR Inc.(a)	45	29,802
Pulte Homes Inc.(c)	2,467	22,228
Thor Industries Inc.(c)	441	11,563
Toll Brothers Inc.(a)	1,052	18,221
Winnebago Industries Inc.(a)(c)	434	4,991

		135,057
HOME FURNISHINGS—0.50%
Furniture Brands International Inc.(a)	669	2,843
Harman International Industries Inc.	507	19,068
Panasonic Corp. SP ADR	15,722	224,353
Sony Corp. SP ADR	7,462	219,308
Thomson SA SP ADR(a)	4,525	6,109
Whirlpool Corp.	562	40,234

		511,915
HOUSEHOLD PRODUCTS & WARES—0.43%
ACCO Brands Corp.(a)	882	5,345
American Greetings Corp. Class A	473	9,621
Avery Dennison Corp.	795	28,342
Blyth Inc.	92	3,260
Church & Dwight Co. Inc.	579	32,934
Clorox Co. (The)	1,018	60,296
Ennis Inc.	545	8,257

Fortune Brands Inc.	1,121	43,663
Jarden Corp.	666	18,242
Kimberly-Clark Corp.	3,040	185,926
Scotts Miracle-Gro Co. (The) Class A	368	14,948
Tupperware Brands Corp.	513	23,095

		433,929
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	2,082	30,210
Toro Co. (The)	365	13,512

		43,722
INSURANCE—3.89%
ACE Ltd.(a)	2,487	127,732
Aegon NV SP ADR(a)	11,245	79,277
Aflac Inc.	3,445	142,933
Alleghany Corp.(a)	49	12,250
Allstate Corp. (The)	4,004	118,398
Ambac Financial Group Inc.(c)	2,411	2,773
American Financial Group Inc.	656	16,138
American International Group Inc.(a)(c)	871	29,283
Aon Corp.	1,832	70,550
Arthur J. Gallagher & Co.	942	21,016
Aspen Insurance Holdings Ltd.	625	16,125
Assurant Inc.	852	25,500
Assured Guaranty Ltd.	1,064	17,641
Aviva PLC SP ADR(a)	10,073	129,237
AXA SP ADR	12,402	307,570
Axis Capital Holdings Ltd.	1,083	31,288
China Life Insurance Co. Ltd. SP ADR(c)	3,499	240,066
Chubb Corp.	2,620	127,122
CIGNA Corp.	2,008	55,903
CNA Financial Corp.(a)	279	6,074
Conseco Inc.(a)	1,290	6,721
Delphi Financial Group Inc. Class A	365	7,920
Endurance Specialty Holdings Ltd.	438	15,764
Everest Re Group Ltd.	457	39,983
Fairfax Financial Holdings Ltd.	158	55,932
FBL Financial Group Inc. Class A	259	5,219
Fidelity National Financial Inc. Class A	1,912	25,946
First American Corp.	663	20,149
Genworth Financial Inc. Class A(a)	3,740	39,719
Hanover Insurance Group Inc. (The)	485	20,404
Hartford Financial Services Group Inc. (The)	2,843	69,710
HCC Insurance Holdings Inc.	921	24,305
Horace Mann Educators Corp.	566	7,035
ING Groep NV SP ADR(a)	15,350	198,015
Kingsway Financial Services Inc.	1,820	6,934
Lincoln National Corp.	1,953	46,540
Loews Corp.	2,654	87,847
Manulife Financial Corp.	11,978	222,671

Markel Corp.(a)	73	23,557
Marsh & McLennan Companies Inc.	3,932	92,245
Mercury General Corp.	219	7,985
MetLife Inc.	4,293	146,091
Montpelier Re Holdings Ltd.	874	14,124
Old Republic International Corp.	1,908	20,377
PartnerRe Ltd.	401	30,668
Phoenix Companies Inc. (The)(a)	1,676	5,330
Platinum Underwriters Holdings Ltd.	415	14,845
Primus Guaranty Ltd.(a)(c)	1,569	5,350
Principal Financial Group Inc.	2,294	57,442
ProAssurance Corp.(a)	290	14,581
Progressive Corp. (The)(a)	4,705	75,280
Protective Life Corp.	679	13,071
Prudential Financial Inc.	3,403	153,918
Prudential PLC SP ADR	9,313	168,472
Reinsurance Group of America Inc.	503	23,188
RenaissanceRe Holdings Ltd.	472	24,780
RLI Corp.	211	10,550
StanCorp Financial Group Inc.	437	16,042
Stewart Information Services Corp.	302	2,700
Sun Life Financial Inc.	4,182	114,420
Torchmark Corp.	611	24,807
Transatlantic Holdings Inc.	401	20,250
Travelers Companies Inc. (The)	4,237	210,960
Unitrin Inc.	329	6,448
Unum Group	2,457	49,017
W.R. Berkley Corp.	1,150	28,428
White Mountains Insurance Group Ltd.	62	19,183
Willis Group Holdings Ltd.	1,350	36,450
XL Capital Ltd. Class A	2,560	42,010
Zenith National Insurance Corp.	374	10,670

		3,960,929
INTERNET—0.06%
Giant Interactive Group Inc. SP ADR	1,741	12,727
McAfee Inc.(a)	1,267	53,062

		65,789
INVESTMENT COMPANIES—0.01%
Arlington Asset Investment Corp. Class A(a)(c)	495	5,811

		5,811
IRON & STEEL—0.78%
AK Steel Holding Corp.	968	15,362
Allegheny Technologies Inc.	713	22,003
ArcelorMittal Class A NYS	6,917	235,316
Carpenter Technology Corp.	435	9,148
Cliffs Natural Resources Inc.	1,032	36,708
Companhia Siderurgica Nacional SA SP ADR	3,091	102,498
Mechel OAO SP ADR	1,132	19,425

Nucor Corp.	2,123	84,602
POSCO SP ADR	2,127	217,209
Reliance Steel & Aluminum Co.	502	18,313
United States Steel Corp.	1,032	35,594

		796,178
LEISURE TIME—0.18%
Carnival Corp.	3,229	94,028
Harley-Davidson Inc.	1,723	42,937
Polaris Industries Inc.	329	13,841
Royal Caribbean Cruises Ltd.(a)	1,027	20,776
WMS Industries Inc.(a)	415	16,592

		188,174
LODGING—0.23%
Boyd Gaming Corp.(a)	399	2,937
Choice Hotels International Inc.	197	5,875
Gaylord Entertainment Co.(a)	273	4,103
InterContinental Hotels Group PLC SP ADR	1,955	24,848
Las Vegas Sands Corp.(a)	3,261	49,208
Marcus Corp.	338	3,955
Marriott International Inc. Class A	2,268	56,836
MGM MIRAGE(a)	1,924	17,835
Orient-Express Hotels Ltd. Class A(a)	655	5,633
Starwood Hotels & Resorts Worldwide Inc.	1,256	36,499
Wyndham Worldwide Corp.	1,385	23,614

		231,343
MACHINERY—0.68%
AGCO Corp.(a)	682	19,171
Albany International Corp. Class A	309	5,148
Applied Industrial Technologies Inc.	476	9,629
Briggs & Stratton Corp.	489	9,144
Cascade Corp.	144	3,577
Caterpillar Inc.	4,612	253,937
CNH Global NV(a)	144	2,752
Cummins Inc.	1,396	60,112
Deere & Co.	3,111	141,706
Flowserve Corp.	437	42,918
Gardner Denver Inc.(a)	439	15,764
Graco Inc.	550	15,147
IDEX Corp.	666	18,934
Kadant Inc.(a)	437	5,633
Manitowoc Co. Inc. (The)	1,017	9,295
NACCO Industries Inc. Class A	97	5,781
Rockwell Automation Inc.	1,016	41,605
Terex Corp.(a)	864	17,470
Wabtec Corp.	412	15,145

		692,868

MACHINERY - DIVERSIFIED—0.07%
Kubota Corp. SP ADR	1,801	69,176

		69,176
MANUFACTURING—3.26%
A.O. Smith Corp.	237	9,392
Acuity Brands Inc.	379	11,999
Ameron International Corp.	136	8,021
AptarGroup Inc.	507	17,902
Barnes Group Inc.	421	6,673
Blount International Inc.(a)	738	6,672
Brink’s Co. (The)	410	9,729
Carlisle Companies Inc.	526	16,327
CLARCOR Inc.	517	15,215
Cooper Industries PLC Class A	1,245	48,169
Crane Co.	437	12,170
Danaher Corp.	1,782	121,586
Donaldson Co. Inc.	586	20,903
Dover Corp.	1,349	50,830
Eastman Kodak Co.(a)	1,860	6,975
Eaton Corp.	1,230	74,353
EnPro Industries Inc.(a)	316	7,135
General Electric Co.	78,318	1,116,815
Harsco Corp.	673	21,193
Hexcel Corp.(a)	870	9,570
Honeywell International Inc.	5,052	181,316
Illinois Tool Works Inc.	3,159	145,061
Ingersoll-Rand PLC	2,422	76,511
ITT Corp.	1,329	67,380
John Bean Technologies Corp.	412	6,765
Leggett & Platt Inc.	1,234	23,853
Myers Industries Inc.	388	3,403
Pall Corp.	951	30,185
Parker Hannifin Corp.	1,202	63,658
Pentair Inc.	730	21,243
Roper Industries Inc.	714	36,093
Siemens AG SP ADR	6,075	546,871
Teleflex Inc.	355	17,661
Textron Inc.	2,025	36,004
3M Co.	4,698	345,632
Tredegar Corp.	380	5,179
Trinity Industries Inc.	576	9,723
Tyco International Ltd.	3,536	118,633

		3,326,800
MEDIA—1.64%
A.H. Belo Corp. Class A(a)	921	3,776
Belo Corp. Class A	1,124	5,283
British Sky Broadcasting Group PLC SP ADR	2,009	69,853
Cablevision Systems NY Group Class A	1,864	42,797
CBS Corp. Class B NVS	4,325	50,905
Corus Entertainment Inc. Class B	586	9,593

E.W. Scripps Co. (The) Class A(a)	689	4,382
Entravision Communications Corp. Class A(a)	2,656	5,578
Gannett Co. Inc.	1,676	16,458
Grupo Televisa SA SP ADR	3,617	70,025
John Wiley & Sons Inc. Class A	441	15,532
McGraw-Hill Companies Inc. (The)	2,339	67,316
Media General Inc. Class A	317	2,628
Meredith Corp.(c)	293	7,929
Pearson PLC SP ADR	6,175	84,042
Reed Elsevier NV SP ADR	2,432	56,349
Reed Elsevier PLC SP ADR	2,331	70,303
Rogers Communications Inc. Class B	3,448	100,957
Shaw Communications Inc. Class B	2,832	50,268
Thomson Reuters Corp.	2,820	89,253
Time Warner Cable Inc.	2,511	99,034
Time Warner Inc.	8,878	267,405
Viacom Inc. Class B NVS(a)	4,217	116,347
Walt Disney Co. (The)	12,900	353,073
Washington Post Co. (The) Class B	40	17,280

		1,676,366
METAL FABRICATE & HARDWARE—0.30%
CIRCOR International Inc.	239	6,513
Commercial Metals Co.	952	14,128
Kaydon Corp.	301	10,532
Mueller Water Products Inc. Class A	964	4,319
Precision Castparts Corp.	1,060	101,262
Sims Metal Management Ltd. SP ADR	1,071	18,935
Sterlite Industries (India) Ltd. SP ADR	2,870	45,260
Tenaris SA SP ADR	1,815	64,650
Timken Co. (The)	726	15,994
Valmont Industries Inc.	179	12,936
Worthington Industries Inc.	658	7,271

		301,800
MINING—3.81%
Agnico-Eagle Mines Ltd.	1,184	63,380
Alcoa Inc.	7,097	88,145
Alumina Ltd. SP ADR(a)	4,645	26,848
Aluminum Corp. of China Ltd. SP ADR(a)	1,264	34,381
AMCOL International Corp.	303	7,890
AngloGold Ashanti Ltd. SP ADR	2,641	99,143
Barrick Gold Corp.	7,193	258,444
BHP Billiton Ltd. SP ADR	12,511	820,471
BHP Billiton PLC SP ADR	8,325	451,215
Cameco Corp.	2,949	80,242
Coeur d’Alene Mines Corp.(a)	595	11,948
Compania de Minas Buenaventura SA SP ADR	1,251	41,996
Compass Minerals International Inc.	247	15,393
Eldorado Gold Corp.(a)	3,190	35,186
Freeport-McMoRan Copper & Gold Inc.(a)	3,056	224,188

Gammon Gold Inc.(a)	1,302	10,598
Gold Fields Ltd. SP ADR	4,829	61,570
Goldcorp Inc.	5,487	201,757
Harmony Gold Mining Co. Ltd. SP ADR	2,400	23,904
Hecla Mining Co.(a)(c)	2,155	8,857
IAMGOLD Corp.	2,956	38,871
Ivanhoe Mines Ltd.(a)	2,241	24,136
Kinross Gold Corp.	5,165	95,966
Newmont Mining Corp.	3,374	146,634
Rio Tinto PLC SP ADR	2,581	459,495
RTI International Metals Inc.(a)	359	7,435
Silver Wheaton Corp.(a)	2,464	30,751
Southern Copper Corp.	1,643	51,754
Stillwater Mining Co.(a)	620	3,844
Teck Resources Ltd. Class B(a)	3,618	104,633
Titanium Metals Corp.	798	6,863
Vale SA SP ADR	9,770	249,037
Vulcan Materials Co.(c)	831	38,251
Yamana Gold Inc.	5,532	58,916

		3,882,142
OFFICE & BUSINESS EQUIPMENT—0.40%
Canon Inc. SP ADR	8,641	325,420
Pitney Bowes Inc.	1,511	37,019
Xerox Corp.	6,540	49,181

		411,620
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	1,212	6,993

		6,993
OIL & GAS—14.05%
Anadarko Petroleum Corp.	3,654	222,638
Apache Corp.	2,463	231,818
Atwood Oceanics Inc.(a)	549	19,484
Berry Petroleum Co. Class A	377	9,561
BP PLC SP ADR	23,287	1,318,510
Cabot Oil & Gas Corp.	800	30,776
Canadian Natural Resources Ltd.	4,053	262,108
Chesapeake Energy Corp.	4,621	113,214
Chevron Corp.	14,869	1,138,073
China Petroleum & Chemical Corp. SP ADR	1,251	105,534
Cimarex Energy Co.	684	26,785
CNOOC Ltd. SP ADR	1,133	168,749
Comstock Resources Inc.(a)	398	16,354
Concho Resources Inc.(a)	710	27,058
ConocoPhillips	9,671	485,291
Denbury Resources Inc.(a)	2,106	30,748
Devon Energy Corp.	3,043	196,913
Diamond Offshore Drilling Inc.	526	50,101
EnCana Corp.	5,668	313,951

Encore Acquisition Co.(a)	479	17,757
Eni SpA SP ADR	8,983	445,377
ENSCO International Inc.	1,131	51,788
EOG Resources Inc.	1,874	153,031
EQT Corp.	951	39,809
EXCO Resources Inc.	1,524	23,805
Exxon Mobil Corp.	35,711	2,559,407
Forest Oil Corp.(a)	880	17,248
Frontier Oil Corp.	1,095	15,177
Goodrich Petroleum Corp.(a)(c)	390	10,011
Helmerich & Payne Inc.	792	30,112
Hess Corp.	2,235	122,344
Marathon Oil Corp.	5,277	168,706
Mariner Energy Inc.(a)	1,010	12,867
Murphy Oil Corp.	1,456	89,020
Nabors Industries Ltd.(a)	2,162	45,034
Newfield Exploration Co.(a)	1,032	42,333
Nexen Inc.	3,924	84,248
Noble Corp.	1,964	80,013
Noble Energy Inc.	1,318	86,500
Occidental Petroleum Corp.	6,043	458,543
Parker Drilling Co.(a)	1,280	6,656
Penn Virginia Corp.	385	7,796
Penn West Energy Trust	1,637	26,929
Petrobras Energia SA SP ADR(a)	243	4,163
PetroChina Co. Ltd. SP ADR	1,587	190,503
Petrohawk Energy Corp.(a)	2,349	55,248
Petroleo Brasileiro SA SP ADR	8,478	391,853
Pioneer Natural Resources Co.	871	35,807
Plains Exploration & Production Co.(a)	1,068	28,302
Pride International Inc.(a)	1,212	35,827
Quicksilver Resources Inc.(a)	1,031	12,578
Range Resources Corp.	1,229	61,511
Repsol YPF SA SP ADR	5,937	157,924
Rowan Companies Inc.	814	18,925
Royal Dutch Shell PLC Class A SP ADR	13,155	781,539
Royal Dutch Shell PLC Class B SP ADR	10,107	587,823
SandRidge Energy Inc.(a)	1,446	14,793
Sasol Ltd. SP ADR	3,309	123,724
Southwestern Energy Co.(a)	2,653	115,618
St. Mary Land & Exploration Co.	577	19,676
StatoilHydro ASA SP ADR	8,089	191,386
Stone Energy Corp.(a)	364	5,580
Suncor Energy Inc.	11,485	379,235
Sunoco Inc.	934	28,767
Swift Energy Co.(a)	370	7,837
Talisman Energy Inc.	7,756	131,619
Tesoro Corp.	1,276	18,043
Total SA SP ADR	16,472	989,473
Transocean Ltd.(a)	2,413	202,475
Ultra Petroleum Corp.(a)	1,173	56,949

Unit Corp.(a)	436	17,039
VAALCO Energy Inc.	1,873	7,979
Valero Energy Corp.	4,170	75,477
W&T Offshore Inc.	536	6,244
Whiting Petroleum Corp.(a)	422	23,801
XTO Energy Inc.	4,356	181,035
YPF SA SP ADR	93	3,521

		14,324,451
OIL & GAS SERVICES—1.44%
Baker Hughes Inc.	2,270	95,499
BJ Services Co.	2,247	43,142
Cameron International Corp.(a)	1,682	62,184
Compagnie Generale de Geophysique-Veritas SP ADR(a)	1,228	24,364
Complete Production Services Inc.(a)	696	6,633
Core Laboratories NV	223	23,259
Dril-Quip Inc.(a)	318	15,452
Exterran Holdings Inc.(a)	551	11,257
FMC Technologies Inc.(a)	966	50,812
Halliburton Co.	6,726	196,466
Helix Energy Solutions Group Inc.(a)	899	12,343
ION Geophysical Corp.(a)	1,165	4,462
National Oilwell Varco Inc.(a)	3,151	129,159
Newpark Resources Inc.(a)	1,936	5,827
Oceaneering International Inc.(a)	479	24,477
Oil States International Inc.(a)	447	15,395
Schlumberger Ltd.	8,892	553,082
SEACOR Holdings Inc.(a)	202	16,417
Smith International Inc.	1,620	44,923
Superior Energy Services Inc.(a)	620	13,398
Tetra Technologies Inc.(a)	861	8,145
Tidewater Inc.	401	16,710
Weatherford International Ltd.(a)	5,239	91,840
Willbros Group Inc.(a)	484	6,360

		1,471,606
PACKAGING & CONTAINERS—0.21%
Ball Corp.	726	35,814
Bemis Co. Inc.	700	18,081
Crown Holdings Inc.(a)	1,191	31,740
Greif Inc. Class A	237	12,684
Intertape Polymer Group Inc.(a)	1,676	2,916
Owens-Illinois Inc.(a)	1,261	40,201
Packaging Corp. of America	761	13,911
Pactiv Corp.(a)	981	22,651
Sealed Air Corp.	1,171	22,518
Sonoco Products Co.	654	17,494

		218,010
PHARMACEUTICALS—6.65%
Abbott Laboratories	11,415	577,257

Allergan Inc.	2,329	131,006
AmerisourceBergen Corp.	2,390	52,938
AstraZeneca PLC SP ADR	10,943	491,450
Bristol-Myers Squibb Co.	14,737	321,267
Cardinal Health Inc.	2,685	76,093
Elan Corp. PLC SP ADR(a)	4,011	21,860
Eli Lilly and Co.	7,381	251,028
Forest Laboratories Inc.(a)	2,343	64,831
GlaxoSmithKline PLC SP ADR	19,604	806,901
Hospira Inc.(a)	1,198	53,479
King Pharmaceuticals Inc.(a)	2,054	20,807
K-V Pharmaceutical Co. Class A(a)	548	2,082
Medco Health Solutions Inc.(a)	3,582	201,022
Medicis Pharmaceutical Corp. Class A	657	13,909
Merck & Co. Inc.	15,836	489,807
NBTY Inc.(a)	502	18,278
Novartis AG SP ADR	18,278	949,542
Novo-Nordisk A/S SP ADR	3,531	219,452
Omnicare Inc.	807	17,488
Pfizer Inc.	60,064	1,022,890
PharMerica Corp.(a)	549	8,471
Sanofi-Aventis SP ADR	15,973	589,723
Schering-Plough Corp.	12,191	343,786
Watson Pharmaceuticals Inc.(a)	926	31,873

		6,777,240
PIPELINES—0.59%
El Paso Corp.	5,581	54,750
Enbridge Inc.	2,574	99,974
National Fuel Gas Co.	579	26,252
ONEOK Inc.	816	29,547
Questar Corp.	1,384	55,139
Spectra Energy Corp.	4,947	94,587
TransCanada Corp.	5,097	155,662
Transportadora de Gas del Sur SA SP ADR	1,706	4,623
Williams Companies Inc. (The)	4,398	82,902

		603,436
REAL ESTATE—0.19%
Brookfield Asset Management Inc. Class A	3,905	81,614
Brookfield Properties Corp.	1,914	19,446
CB Richard Ellis Group Inc. Class A(a)	1,844	19,085
E-House (China) Holdings Ltd. SP ADR(a)	534	9,137
Forest City Enterprises Inc. Class A	1,009	8,798
Forestar Group Inc.(a)	375	5,535
Hilltop Holdings Inc.(a)	914	10,822
Jones Lang LaSalle Inc.	360	16,866
MI Developments Inc. Class A	652	9,258
St. Joe Co. (The)(a)	713	17,069

		197,630

REAL ESTATE INVESTMENT TRUSTS—1.55%
Alesco Financial Inc.(a)(c)	3,476	2,607
Alexandria Real Estate Equities Inc.	348	18,851
AMB Property Corp.	1,124	24,706
American Campus Communities Inc.	613	16,563
Annaly Capital Management Inc.	4,143	70,058
Anworth Mortgage Asset Corp.	2,020	14,403
Apartment Investment and Management Co. Class A	1,011	12,486
Ashford Hospitality Trust Inc.(a)	1,290	4,954
AvalonBay Communities Inc.	569	39,136
BioMed Realty Trust Inc.	987	13,394
Boston Properties Inc.	1,011	61,438
BRE Properties Inc. Class A	460	12,526
Camden Property Trust	504	18,270
CapitalSource Inc.	2,228	7,932
CapLease Inc.	1,768	6,064
Chimera Investment Corp.	5,051	17,628
DCT Industrial Trust Inc.	2,024	9,169
Developers Diversified Realty Corp.	940	8,075
Douglas Emmett Inc.	744	8,779
Duke Realty Corp.	1,684	18,928
EastGroup Properties Inc.	273	10,049
Entertainment Properties Trust	375	12,757
Equity Lifestyle Properties Inc.	232	10,776
Equity One Inc.	405	6,043
Equity Residential	2,010	58,049
Essex Property Trust Inc.	201	15,111
Extra Space Storage Inc.	975	9,331
Federal Realty Investment Trust	441	26,032
FelCor Lodging Trust Inc.(a)	1,339	4,218
First Industrial Realty Trust Inc.	1,067	4,641
Getty Realty Corp.	555	13,603
Glimcher Realty Trust	1,969	5,316
HCP Inc.	2,267	67,081
Health Care REIT Inc.	937	41,575
Highwoods Properties Inc.	401	11,036
Home Properties Inc.	300	11,754
Hospitality Properties Trust	634	12,243
Host Hotels & Resorts Inc.	4,408	44,565
HRPT Properties Trust	2,005	14,095
Inland Real Estate Corp.	733	6,289
iStar Financial Inc.(a)	1,088	2,274
Kilroy Realty Corp.	348	9,612
Kimco Realty Corp.	2,673	33,787
LaSalle Hotel Properties	583	10,004
Lexington Realty Trust	972	4,073
Liberty Property Trust	736	21,616
Macerich Co. (The)	651	19,400
Maguire Properties Inc.(a)	1,512	2,661
MFA Financial Inc.	2,674	19,841
National Health Investors Inc.	420	12,600

National Retail Properties Inc.	684	13,256
Nationwide Health Properties Inc.	866	27,928
NorthStar Realty Finance Corp.	1,215	4,289
Omega Healthcare Investors Inc.	800	12,128
Parkway Properties Inc.	316	5,577
Pennsylvania Real Estate Investment Trust	565	4,141
Post Properties Inc.	465	7,668
ProLogis	3,404	38,567
Public Storage	956	70,362
Ramco-Gershenson Properties Trust	749	6,621
Realty Income Corp.(c)	870	20,167
Regency Centers Corp.	641	21,506
Saul Centers Inc.	126	3,876
Senior Housing Properties Trust	1,058	20,398
Simon Property Group Inc.	2,073	140,736
SL Green Realty Corp.	657	25,465
Sovran Self Storage Inc.	391	11,769
Strategic Hotels & Resorts Inc.(a)	2,089	3,698
Sun Communities Inc.	510	8,894
Sunstone Hotel Investors Inc.(a)	1,202	9,075
Tanger Factory Outlet Centers Inc.	291	11,078
Taubman Centers Inc.	478	14,584
UDR Inc.	957	13,762
Universal Health Realty Income Trust	535	16,986
U-Store-It Trust	870	4,959
Ventas Inc.	1,211	48,597
Vornado Realty Trust	1,290	76,832
Washington Real Estate Investment Trust	588	15,700
Weingarten Realty Investors	865	16,002

		1,581,020
RETAIL—4.13%
Abercrombie & Fitch Co. Class A	657	21,563
Advance Auto Parts Inc.	770	28,690
Aeropostale Inc.(a)	574	21,542
American Eagle Outfitters Inc.	1,361	23,804
AnnTaylor Stores Corp.(a)	537	6,965
AutoNation Inc.(a)(c)	746	12,861
AutoZone Inc.(a)	246	33,286
Barnes & Noble Inc.(c)	529	8,787
Best Buy Co. Inc.	2,586	98,733
Big Lots Inc.(a)	745	18,662
BJ’s Wholesale Club Inc.(a)	507	17,760
Blockbuster Inc. Class A(a)	2,165	1,797
Brinker International Inc.	1,002	12,665
Brown Shoe Co. Inc.	587	6,087
Buckle Inc. (The)(c)	286	8,583
Cabela’s Inc. (a)(c)	464	5,832
CarMax Inc.(a)	1,610	31,669
Cash America International Inc.	295	8,927
Cato Corp. (The) Class A	426	8,396

Chico’s FAS Inc.(a)	1,469	17,555
Chipotle Mexican Grill Inc. Class B(a)	222	17,740
CKE Restaurants Inc.	941	8,234
Collective Brands Inc.(a)	620	11,501
CVS Caremark Corp.	10,669	376,616
Darden Restaurants Inc.	1,114	33,765
Delhaize Group SP ADR	798	54,104
Dick’s Sporting Goods Inc.(a)	842	19,105
Dillard’s Inc. Class A	525	7,150
DineEquity Inc.(a)	279	5,904
Family Dollar Stores Inc.	1,078	30,507
GameStop Corp. Class A(a)	1,288	31,286
Gap Inc. (The)	3,759	80,217
Genesco Inc.(a)	346	9,020
Home Depot Inc. (The)	12,586	315,783
J.C. Penney Co. Inc.	1,539	50,987
Kohl’s Corp.(a)	2,187	125,140
Landry’s Restaurants Inc.(a)	475	5,177
Limited Brands Inc.	2,130	37,488
Lowe’s Companies Inc.	10,846	212,256
Macy’s Inc.	3,264	57,348
McDonald’s Corp.	8,164	478,492
Men’s Wearhouse Inc. (The)	399	9,245
Movado Group Inc.	435	4,559
MSC Industrial Direct Co. Inc. Class A	410	17,650
New York & Co. Inc.(a)	586	2,578
99 Cents Only Stores(a)	663	7,538
Nordstrom Inc.	1,322	42,013
Nu Skin Enterprises Inc. Class A	621	14,134
Office Depot Inc.(a)	2,286	13,830
OfficeMax Inc.(a)	834	9,533
Regis Corp.	513	8,331
Rite Aid Corp.(a)	6,230	8,037
Saks Inc.(a)	1,332	7,473
Sonic Automotive Inc.	454	4,059
Stage Stores Inc.	591	6,974
Talbots Inc. (The)	381	3,456
Target Corp.	5,110	247,477
Tiffany & Co.	996	39,133
Tim Hortons Inc.	1,519	43,246
TJX Companies Inc. (The)	3,119	116,495
Tween Brands Inc.(a)	305	2,586
Under Armour Inc. Class A(a)	432	11,599
Walgreen Co.	7,369	278,769
Wal-Mart Stores Inc.	16,135	801,587
Wendy’s/Arby’s Group Inc. Class A	3,464	13,683
World Fuel Services Corp.	362	18,408
Yum! Brands Inc.	3,477	114,567

		4,208,944

SAVINGS & LOANS—0.05%
New York Community Bancorp Inc.(c)	2,806	30,277
NewAlliance Bancshares Inc.	1,499	16,609

		46,886
SEMICONDUCTORS—0.91%
Advanced Micro Devices Inc.(a)	4,885	22,471
Advanced Semiconductor Engineering Inc. SP ADR	7,178	27,779
Analog Devices Inc.	2,189	56,104
Emulex Corp.(a)	929	9,383
Fairchild Semiconductor International Inc.(a)	1,274	9,530
International Rectifier Corp.(a)	617	11,279
LSI Corp.(a)	5,604	28,692
MEMC Electronic Materials Inc.(a)	1,817	22,567
Micron Technology Inc.(a)	6,664	45,249
National Semiconductor Corp.	1,780	23,033
Semiconductor Manufacturing International Corp. SP ADR(a)	3,571	8,642
STMicroelectronics NV NYS	4,846	38,574
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	33,507	319,657
Teradyne Inc.(a)	1,504	12,588
Texas Instruments Inc.	9,534	223,572
United Microelectronics Corp. SP ADR(a)	19,841	65,277

		924,397
SOFTWARE—0.71%
American Reprographics Co.(a)	857	5,142
Broadridge Financial Solutions Inc.	1,207	25,118
Dun & Bradstreet Corp. (The)	378	28,940
Fair Isaac Corp.	466	9,474
Fidelity National Information Services Inc.	2,462	53,573
Global Payments Inc.	704	34,658
IMS Health Inc.	1,369	22,438
Konami Corp. SP ADR	799	14,813
Red Hat Inc.(a)	1,560	40,264
Salesforce.com Inc.(a)	848	48,124
SAP AG SP ADR	6,720	304,214
Sybase Inc.(a)	730	28,879
SYNNEX Corp.(a)	306	7,873
Total System Services Inc.	1,623	25,919
VeriFone Holdings Inc.(a)	792	10,534
VMware Inc. Class A(a)	514	19,753
Wipro Ltd. SP ADR	2,338	40,097

		719,813
TELECOMMUNICATIONS—6.57%
Alcatel-Lucent SP ADR(a)	17,184	63,409
Amdocs Ltd.(a)	1,506	37,951
America Movil SAB de CV Series L SP ADR	5,819	256,792
American Tower Corp. Class A(a)	3,053	112,411
Anixter International Inc.(a)	256	10,714

AT&T Inc.	44,107	1,132,227
BCE Inc.	5,623	134,840
British Telecom PLC SP ADR	5,835	124,577
CenturyTel Inc.	2,223	72,159
China Mobile Hong Kong Ltd. SP ADR	6,319	295,287
China Telecom Corp. Ltd. SP ADR	1,072	47,147
China Unicom (Hong Kong) Ltd. SP ADR	9,725	123,021
Cincinnati Bell Inc.(a)	2,461	7,580
CommScope Inc.(a)	753	20,346
Corning Inc.	11,744	171,580
Crown Castle International Corp.(a)	1,895	57,267
Deutsche Telekom AG SP ADR	21,892	296,418
France Telecom SA SP ADR	15,065	379,939
Frontier Communications Corp.	2,586	18,542
Harris Corp.	1,023	42,680
Hellenic Telecommunications Organization SA SP ADR	3,745	31,758
Juniper Networks Inc.(a)	4,073	103,902
KT Corp. SP ADR	1,907	30,607
Magyar Telekom Telecommunications PLC SP ADR	812	17,377
MasTec Inc.(a)	673	7,941
MetroPCS Communications Inc.(a)	1,897	11,818
Mobile TeleSystems SP ADR	1,452	65,776
Motorola Inc.	16,082	137,823
NeuStar Inc. Class A(a)	775	17,903
Nippon Telegraph and Telephone Corp. SP ADR	6,238	128,129
Nokia OYJ SP ADR	27,940	352,323
NTT DoCoMo Inc. SP ADR	11,781	169,764
Philippine Long Distance Telephone Co. SP ADR	640	34,112
Plantronics Inc.	487	11,742
Portugal Telecom SGPS SA SP ADR	5,431	61,588
PT Indosat Tbk SP ADR	224	5,936
PT Telekomunikasi Indonesia SP ADR	1,982	67,210
Qwest Communications International Inc.	11,046	39,655
Rostelecom SP ADR	529	20,657
SK Telecom Co. Ltd. SP ADR	2,232	37,297
Sprint Nextel Corp.(a)	20,812	61,604
Syniverse Holdings Inc.(a)	837	14,338
Tata Communications Ltd. SP ADR	401	6,107
Telecom Argentina SA SP ADR(a)	845	14,281
Telecom Corp. of New Zealand Ltd. SP ADR	3,032	27,167
Telecom Italia SpA SP ADR	7,682	121,837
Telefonica SA SP ADR	10,188	855,079
Telefonos de Mexico SAB de CV Series L SP ADR	2,145	35,628
Telmex Internacional SAB de CV SP ADR	2,058	27,701
TELUS Corp. NVS	1,085	32,062
Turkcell Iletisim Hizmetleri AS SP ADR	2,429	39,908
Verizon Communications Inc.	21,146	625,710
Vimpel-Communications SP ADR(a)	2,422	43,426
Windstream Corp.	3,632	35,012

		6,698,065

TEXTILES—0.03%
Mohawk Industries Inc.(a)	458	19,616
UniFirst Corp.	142	5,974

		25,590
TOYS, GAMES & HOBBIES—0.05%
Hasbro Inc.	912	24,870
Marvel Entertainment Inc.(a)	480	23,986

		48,856
TRANSPORTATION—1.41%
Bristow Group Inc.(a)	319	9,299
Burlington Northern Santa Fe Corp.	2,017	151,920
Canadian National Railway Co.	3,517	169,660
Canadian Pacific Railway Ltd.	1,267	54,620
Con-way Inc.	520	17,155
CSX Corp.	2,978	125,612
FedEx Corp.	2,210	160,645
Frontline Ltd.(c)	566	13,205
Genesee & Wyoming Inc. Class A(a)	323	9,370
Guangshen Railway Co. Ltd. SP ADR	397	7,960
Kansas City Southern Industries Inc.(a)	764	18,512
Kirby Corp.(a)	584	19,739
Knight Transportation Inc.	781	12,527
Norfolk Southern Corp.	2,694	125,594
Overseas Shipholding Group Inc.	274	10,755
Ryder System Inc.	473	19,180
Ship Finance International Ltd.	624	7,095
Teekay Corp.	368	7,636
Tsakos Energy Navigation Ltd.	476	7,388
Union Pacific Corp.	3,710	204,569
United Parcel Service Inc. Class B	5,268	282,786

		1,435,227
TRUCKING & LEASING—0.01%
GATX Corp.	363	9,866

		9,866
WATER—0.16%
American States Water Co.	372	12,332
Aqua America Inc.	1,137	17,567
California Water Service Group	301	11,008
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	435	16,756
Veolia Environnement SP ADR	3,183	103,829

		161,492

TOTAL COMMON STOCKS
(Cost: $132,672,274)		101,694,589

Security	Shares	Value

PREFERRED STOCKS—0.04%

ELECTRIC—0.02%
Companhia Paranaense de Energia SP ADR	920	16,192

		16,192
FOREST PRODUCTS & PAPER—0.01%
Aracruz Celulose SA SP ADR(a)	468	8,714

		8,714
REAL ESTATE INVESTMENT TRUSTS—0.01%
Public Storage Class A, 6.13%	637	16,180

		16,180

TOTAL PREFERRED STOCKS
(Cost: $59,035)		41,086

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.63%

MONEY MARKET FUNDS—0.63%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(b)(e)(f)	496,645	496,645
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(b)(e)(f)	73,164	73,164
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(b)(e)	77,414	77,414

		647,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $647,223)		647,223

TOTAL INVESTMENTS IN SECURITIES—100.42%
(Cost: $133,378,532)	102,382,898
Other Assets, Less Liabilities—(0.42)%	(431,443)

NET ASSETS—100.00%	$101,951,455

NVS  -  Non-Voting Shares

NYS  -  New York Registered Shares

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Security valued using Level 3 inputs. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.83%

AEROSPACE & DEFENSE—2.81%
Boeing Co. (The)	8,590	$410,602
General Dynamics Corp.	4,224	264,845
Lockheed Martin Corp.	4,016	276,261
Raytheon Co.	5,112	231,471
United Technologies Corp.	11,526	708,273

		1,891,452
AGRICULTURE—3.57%
Altria Group Inc.	27,091	490,618
Archer-Daniels-Midland Co.	7,732	232,888
Monsanto Co.	7,118	478,187
Philip Morris International Inc.	25,421	1,203,939

		2,405,632
APPAREL—0.33%
Nike Inc. Class B	3,549	220,677

		220,677
BANKS—6.74%
Bank of America Corp.	113,691	1,657,615
Bank of New York Mellon Corp. (The)	15,728	419,308
State Street Corp.	6,490	272,450
U.S. Bancorp	25,138	583,704
Wells Fargo & Co.	58,283	1,603,948

		4,537,025
BEVERAGES—4.07%
Coca-Cola Co. (The)	27,976	1,491,401
PepsiCo Inc.	20,573	1,245,695

		2,737,096
CHEMICALS—1.66%
Dow Chemical Co. (The)	15,011	352,458
E.I. du Pont de Nemours and Co.	11,118	353,775
Mosaic Co. (The)	1,959	91,544
Praxair Inc.	4,048	321,573

		1,119,350
COMMERCIAL SERVICES—0.68%
Visa Inc. Class A	6,054	458,651

		458,651
COMPUTERS—6.37%
Accenture PLC Class A	7,533	279,324
EMC Corp.(a)	26,482	436,159
Hewlett-Packard Co.	31,158	1,478,759

International Business Machines Corp.	17,365	2,094,393

		4,288,635
COSMETICS & PERSONAL CARE—4.09%
Colgate-Palmolive Co.	6,571	516,678
Procter & Gamble Co. (The)	38,514	2,233,812

		2,750,490
DIVERSIFIED FINANCIAL SERVICES—7.44%
American Express Co.	13,842	482,255
BlackRock Inc.	290	62,782
Citigroup Inc.	199,660	816,609
Goldman Sachs Group Inc. (The)	5,665	964,013
JPMorgan Chase & Co.	51,678	2,158,590
Morgan Stanley	16,300	523,556

		5,007,805
ELECTRIC—2.24%
Dominion Resources Inc.	7,743	263,959
Duke Energy Corp.	16,893	267,247
Exelon Corp.	8,683	407,754
FPL Group Inc.	4,931	242,112
Southern Co.	10,448	325,873

		1,506,945
ELECTRICAL COMPONENTS & EQUIPMENT—0.56%
Emerson Electric Co.	9,910	374,102

		374,102
FOOD—1.12%
General Mills Inc.	4,076	268,690
Kraft Foods Inc. Class A	17,680	486,554

		755,244
HEALTH CARE - PRODUCTS—5.23%
Alcon Inc.	1,007	143,790
Baxter International Inc.	7,961	430,372
Covidien PLC	6,614	278,582
Johnson & Johnson	36,346	2,146,231
Medtronic Inc.	14,595	521,041

		3,520,016
HEALTH CARE - SERVICES—1.02%
UnitedHealth Group Inc.	15,295	396,905
WellPoint Inc.(a)	6,235	291,549

		688,454
HOLDING COMPANIES - DIVERSIFIED—0.71%
Berkshire Hathaway Inc. Class B(a)	146	479,318

		479,318

HOUSEHOLD PRODUCTS & WARES—0.49%
Kimberly-Clark Corp.	5,450	333,322

		333,322
INSURANCE—0.94%
MetLife Inc.	7,604	258,764
Travelers Companies Inc. (The)	7,469	371,881

		630,645
MACHINERY—0.67%
Caterpillar Inc.	8,173	450,005

		450,005
MANUFACTURING—5.06%
Danaher Corp.	3,245	221,406
General Electric Co.	138,775	1,978,931
Honeywell International Inc.	9,028	324,015
Illinois Tool Works Inc.	5,646	259,264
3M Co.	8,428	620,048

		3,403,664
MEDIA—1.63%
Time Warner Inc.	15,689	472,553
Walt Disney Co. (The)	22,806	624,200

		1,096,753
MINING—1.12%
Freeport-McMoRan Copper & Gold Inc.(a)	5,405	396,511
Newmont Mining Corp.	6,268	272,407
Southern Copper Corp.	2,773	87,349

		756,267
OIL & GAS—16.07%
Anadarko Petroleum Corp.	6,439	392,328
Apache Corp.	4,373	411,587
Chevron Corp.	26,343	2,016,293
ConocoPhillips	17,109	858,530
Devon Energy Corp.	5,503	356,099
EOG Resources Inc.	3,307	270,050
Exxon Mobil Corp.	63,153	4,526,175
Hess Corp.	3,879	212,336
Marathon Oil Corp.	9,323	298,056
Occidental Petroleum Corp.	10,644	807,667
Transocean Ltd.(a)	4,190	351,583
XTO Energy Inc.	7,571	314,651

		10,815,355
OIL & GAS SERVICES—1.96%
Halliburton Co.	11,731	342,663
Schlumberger Ltd.	15,665	974,363

		1,317,026

PHARMACEUTICALS—8.37%
Abbott Laboratories	20,219	1,022,475
Bristol-Myers Squibb Co.	25,876	564,097
Eli Lilly and Co.	12,917	439,307
Medco Health Solutions Inc.(a)	6,218	348,954
Merck & Co. Inc.	27,782	859,297
Pfizer Inc.	105,853	1,802,677
Schering-Plough Corp.	21,295	600,519

		5,637,326
RETAIL—7.13%
CVS Caremark Corp.	18,823	664,452
Home Depot Inc. (The)	22,333	560,335
Lowe’s Companies Inc.	19,197	375,685
McDonald’s Corp.	14,343	840,643
Target Corp.	8,996	435,676
Walgreen Co.	13,039	493,265
Wal-Mart Stores Inc.	28,752	1,428,399

		4,798,455
SEMICONDUCTORS—0.58%
Texas Instruments Inc.	16,715	391,967

		391,967
TELECOMMUNICATIONS—5.08%
AT&T Inc.	78,071	2,004,083
Corning Inc.	20,532	299,973
Verizon Communications Inc.	37,584	1,112,111

		3,416,167
TRANSPORTATION—2.09%
Burlington Northern Santa Fe Corp.	3,631	273,487
FedEx Corp.	3,818	277,530
Union Pacific Corp.	6,605	364,200
United Parcel Service Inc. Class B	9,198	493,749

		1,408,966

TOTAL COMMON STOCKS
(Cost: $84,958,324)		67,196,810

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(b)(c)	72,031	72,031

		72,031
TOTAL SHORT-TERM INVESTMENTS

(Cost: $72,031)		72,031

TOTAL INVESTMENTS IN SECURITIES—99.94%
(Cost: $85,030,355)		67,268,841
Other Assets, Less Liabilities—0.06%		40,986

NET ASSETS—100.00%		$67,309,827

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.84%

BUILDING MATERIALS—0.42%
Eagle Materials Inc.	49,183	$1,222,198
Martin Marietta Materials Inc.(a)	50,204	4,182,997
Texas Industries Inc.	31,241	1,040,013

		6,445,208
COAL—2.15%
Alpha Natural Resources Inc.(b)	135,082	4,588,735
Arch Coal Inc.	182,490	3,952,733
CONSOL Energy Inc.	203,098	8,694,625
Massey Energy Co.	96,395	2,804,131
Patriot Coal Corp.(a)(b)	83,300	941,290
Peabody Energy Corp.	301,439	11,933,970

		32,915,484
FOREST PRODUCTS & PAPER—1.81%
International Paper Co.	487,391	10,873,693
MeadWestvaco Corp.	192,939	4,404,797
Rock-Tenn Co. Class A	43,182	1,891,372
Temple-Inland Inc.	119,965	1,853,459
Weyerhaeuser Co.	238,354	8,661,784

		27,685,105
GAS—0.18%
Southern Union Co.	139,883	2,737,510

		2,737,510
MANUFACTURING—0.18%
AptarGroup Inc.	76,383	2,697,084

		2,697,084
MINING—15.38%
Agnico-Eagle Mines Ltd.	175,641	9,402,063
Alcoa Inc.	1,096,117	13,613,773
Barrick Gold Corp.	1,106,246	39,747,419
Cameco Corp.	442,162	12,031,228
Compass Minerals International Inc.	36,733	2,289,201
Eldorado Gold Corp.(b)	448,398	4,945,830
Freeport-McMoRan Copper & Gold Inc.(b)	463,788	34,023,488
Goldcorp Inc.	823,926	30,295,759
IAMGOLD Corp.(a)	412,623	5,425,993
Ivanhoe Mines Ltd.(b)	311,807	3,358,161
Kinross Gold Corp.	782,600	14,540,708
Newmont Mining Corp.	551,866	23,984,096
Pan American Silver Corp.(b)	98,370	2,057,900
Royal Gold Inc.	40,405	1,784,689
Silver Standard Resources Inc.(b)	81,363	1,511,725

Silver Wheaton Corp.(b)	351,114	4,381,903
Teck Resources Ltd. Class B(b)	541,525	15,660,903
Titanium Metals Corp.	95,980	825,428
Vulcan Materials Co.(a)	141,122	6,495,846
Yamana Gold Inc.	826,771	8,805,111

		235,181,224
OIL & GAS—62.43%
Anadarko Petroleum Corp.	552,458	33,661,266
Apache Corp.	378,142	35,590,725
Arena Resources Inc.(b)	43,035	1,603,484
Atwood Oceanics Inc.(b)	62,966	2,234,663
Bill Barrett Corp.(b)	42,028	1,302,027
Cabot Oil & Gas Corp.	116,864	4,495,758
Canadian Natural Resources Ltd.	610,561	39,484,980
Chesapeake Energy Corp.	650,401	15,934,825
Chevron Corp.	1,590,871	121,765,266
Cimarex Energy Co.	93,934	3,678,455
Comstock Resources Inc.(b)	52,393	2,152,828
Concho Resources Inc.(b)	63,807	2,431,685
ConocoPhillips	1,670,151	83,808,177
Denbury Resources Inc.(b)	280,623	4,097,096
Devon Energy Corp.	499,835	32,344,323
Diamond Offshore Drilling Inc.(a)	78,357	7,463,504
EnCana Corp.	845,941	46,856,672
Encore Acquisition Co.(b)	62,796	2,327,848
ENSCO International Inc.	159,955	7,324,340
EOG Resources Inc.	283,744	23,170,535
EXCO Resources Inc.	183,263	2,862,568
Exxon Mobil Corp.	1,486,640	106,547,489
Forest Oil Corp.(b)	125,650	2,462,740
Frontier Oil Corp.	118,143	1,637,462
Goodrich Petroleum Corp.(a)(b)	25,453	653,379
Helmerich & Payne Inc.	118,901	4,520,616
Hess Corp.	320,461	17,542,035
Holly Corp.	46,329	1,344,004
Marathon Oil Corp.	797,090	25,482,967
Mariner Energy Inc.(b)	115,934	1,476,999
Murphy Oil Corp.	215,104	13,151,459
Nabors Industries Ltd.(a)(b)	319,081	6,646,457
Newfield Exploration Co.(b)	149,548	6,134,459
Nexen Inc.	587,421	12,611,929
Noble Energy Inc.	195,282	12,816,358
Occidental Petroleum Corp.	913,155	69,290,201
Patterson-UTI Energy Inc.	172,953	2,694,608
Penn Virginia Corp.	51,878	1,050,530
Petrohawk Energy Corp.(b)	338,071	7,951,430
Pioneer Natural Resources Co.	129,946	5,342,080
Plains Exploration & Production Co.(b)	157,277	4,167,840
Pride International Inc.(b)	195,739	5,786,045
Quicksilver Resources Inc.(b)	127,700	1,557,940

Range Resources Corp.	177,385	8,878,119
Rowan Companies Inc.	127,410	2,962,283
SandRidge Energy Inc.(b)	156,194	1,597,865
Southwestern Energy Co.(b)	387,978	16,908,081
St. Mary Land & Exploration Co.	70,362	2,399,344
Suncor Energy Inc.	1,755,090	57,953,072
Sunoco Inc.	131,824	4,060,179
Talisman Energy Inc.	1,142,946	19,395,794
Tesoro Corp.(a)	156,002	2,205,868
Ultra Petroleum Corp.(b)	170,666	8,285,834
Unit Corp.(b)	53,602	2,094,766
Valero Energy Corp.	633,161	11,460,214
W&T Offshore Inc.	32,209	375,235
Whiting Petroleum Corp.(b)	57,328	3,233,299
XTO Energy Inc.	653,463	27,157,922

		954,427,927
OIL & GAS SERVICES—12.71%
Baker Hughes Inc.(a)	349,003	14,682,556
BJ Services Co.	329,351	6,323,539
Cameron International Corp.(b)	247,249	9,140,796
Dresser-Rand Group Inc.(b)	92,947	2,739,148
Dril-Quip Inc.(b)	33,883	1,646,375
Exterran Holdings Inc.(b)	70,407	1,438,415
FMC Technologies Inc.(b)	137,557	7,235,498
Halliburton Co.	1,015,564	29,664,624
National Oilwell Varco Inc.(b)	471,005	19,306,495
Oceaneering International Inc.(b)	61,701	3,152,921
Oil States International Inc.(b)	55,904	1,925,334
Schlumberger Ltd.	1,349,066	83,911,905
SEACOR Holdings Inc.(b)	22,769	1,850,437
Smith International Inc.	248,961	6,903,689
Superior Energy Services Inc.(b)	88,126	1,904,403
Tidewater Inc.	58,296	2,429,194

		194,255,329
PACKAGING & CONTAINERS—2.28%
Ball Corp.	105,984	5,228,191
Bemis Co. Inc.	121,492	3,138,138
Crown Holdings Inc.(b)	180,394	4,807,500
Greif Inc. Class A	38,605	2,066,140
Owens-Illinois Inc.(b)	189,765	6,049,708
Packaging Corp. of America	115,439	2,110,225
Pactiv Corp.(b)	148,779	3,435,307
Sealed Air Corp.	178,857	3,439,420
Silgan Holdings Inc.	28,816	1,548,860
Sonoco Products Co.	112,534	3,010,285

		34,833,774
PIPELINES—2.23%
El Paso Corp.	791,253	7,762,192

Spectra Energy Corp.	727,088	13,901,923
Williams Companies Inc. (The)	656,219	12,369,728

		34,033,843
TRANSPORTATION—0.07%
Overseas Shipholding Group Inc.	26,953	1,057,905

		1,057,905

TOTAL COMMON STOCKS
(Cost: $1,663,900,583)		1,526,270,393

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.76%

MONEY MARKET FUNDS—2.76%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(c)(d)(e)	35,109,865	35,109,865
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	5,172,254	5,172,254
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	1,936,532	1,936,532

		42,218,651
TOTAL SHORT-TERM INVESTMENTS

(Cost: $42,218,651)		42,218,651

TOTAL INVESTMENTS IN SECURITIES—102.60%
(Cost: $1,706,119,234)		1,568,489,044
Other Assets, Less Liabilities—(2.60)%		(39,790,713)

NET ASSETS—100.00%		$1,528,698,331

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.96%

COMPUTER - INTEGRATED SYSTEMS—7.44%
Brocade Communications Systems Inc.(a)	1,162,535	$9,974,550
Riverbed Technology Inc.(a)	186,676	3,824,991

		13,799,541
COMPUTERS—8.09%
Palm Inc.(a)(b)	544,537	6,322,075
Research in Motion Ltd.(a)(b)	147,987	8,691,277

		15,013,352
INTERNET INFRASTRUCTURE EQUIPMENT—2.02%
Avocent Corp.(a)	150,777	3,749,824

		3,749,824
INTERNET INFRASTRUCTURE SOFTWARE—5.64%
F5 Networks Inc.(a)	232,960	10,457,574

		10,457,574
NETWORKING PRODUCTS—24.51%
Cisco Systems Inc.(a)	708,495	16,189,111
Infinera Corp.(a)	325,332	2,417,217
Juniper Networks Inc.(a)	403,871	10,302,749
Polycom Inc.(a)	285,764	6,135,353
Starent Networks Corp.(a)	106,926	3,607,683
3Com Corp.(a)	1,329,425	6,833,244

		45,485,357
SATELLITE TELECOMMUNICATIONS—1.34%
EchoStar Corp. Class A(a)	136,801	2,484,306

		2,484,306
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—1.50%
Emulex Corp.(a)	275,138	2,778,894

		2,778,894
TELECOMMUNICATION EQUIPMENT—27.93%
ADC Telecommunications Inc.(a)	328,484	2,131,861
ADTRAN Inc.	187,831	4,327,626
ARRIS Group Inc.(a)	425,226	4,362,819
CommScope Inc.(a)	318,203	8,597,845
Comtech Telecommunications Corp.(a)	95,702	3,073,948
Harris Corp.	287,804	12,007,183
Plantronics Inc.	166,197	4,007,010
Sonus Networks Inc.(a)	930,448	1,786,460
Tekelec(a)	228,231	3,428,030
Tellabs Inc.(a)	1,346,773	8,107,573

		51,830,355

TELECOMMUNICATION EQUIPMENT FIBER OPTICS—5.18%
Ciena Corp.(a)(b)	311,168	3,650,001
JDS Uniphase Corp.(a)	737,689	4,123,682
Sycamore Networks Inc.(a)	646,836	1,843,483

		9,617,166
WIRELESS EQUIPMENT—16.31%
InterDigital Inc.(a)	146,016	3,002,089
Motorola Inc.	1,793,097	15,366,841
QUALCOMM Inc.	287,503	11,905,499

		30,274,429

TOTAL COMMON STOCKS
(Cost: $211,030,684)		185,490,798

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.46%

MONEY MARKET FUNDS—5.46%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(c)(d)(e)	8,717,344	8,717,344
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	1,284,207	1,284,207
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	128,875	128,875

		10,130,426

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,130,426)		10,130,426

TOTAL INVESTMENTS IN SECURITIES—105.42%
(Cost: $221,161,110)		195,621,224
Other Assets, Less Liabilities—(5.42)%		(10,063,065)

NET ASSETS—100.00%		$185,558,159

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.92%

ELECTRONIC COMPONENTS - SEMICONDUCTORS—63.64%
Advanced Micro Devices Inc.(a)	770,442	$3,544,033
Altera Corp.	403,965	7,994,467
Amkor Technology Inc.(a)	151,584	835,228
Broadcom Corp. Class A(a)	592,399	15,763,737
Cree Inc.(a)	138,240	5,819,904
Fairchild Semiconductor International Inc.(a)	170,115	1,272,460
Intel Corp.	1,061,836	20,291,686
International Rectifier Corp.(a)	97,968	1,790,855
Intersil Corp. Class A	168,044	2,108,952
LSI Corp.(a)	894,709	4,580,910
MEMC Electronic Materials Inc.(a)	307,187	3,815,263
Microchip Technology Inc.	251,169	6,018,009
Micron Technology Inc.(a)	1,162,526	7,893,552
Microsemi Corp.(a)	111,920	1,489,655
National Semiconductor Corp.	272,760	3,529,514
NVIDIA Corp.(a)	751,965	8,993,501
ON Semiconductor Corp.(a)	579,507	3,876,902
PMC-Sierra Inc.(a)	308,528	2,628,659
Rambus Inc.(a)(b)	144,005	2,304,080
Semtech Corp.(a)	84,158	1,301,924
Silicon Laboratories Inc.(a)(b)	61,444	2,574,504
Skyworks Solutions Inc.(a)	234,896	2,449,965
Texas Instruments Inc.	844,811	19,810,818
Xilinx Inc.	378,972	8,242,641
Zoran Corp.(a)	71,257	632,050

		139,563,269
INSTRUMENTS—SCIENTIFIC—0.56%
FEI Co.(a)	51,580	1,228,120

		1,228,120
LASERS—SYSTEMS/COMPONENTS—0.64%
Cymer Inc.(a)	40,952	1,402,197

		1,402,197
NETWORKING PRODUCTS—0.95%
Atheros Communications Inc.(a)	84,722	2,085,856

		2,085,856
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—14.59%
Analog Devices Inc.	400,360	10,261,227
Atmel Corp.(a)	619,739	2,305,429
Cypress Semiconductor Corp.(a)	213,122	1,796,619
Hittite Microwave Corp.(a)	25,995	956,616
Integrated Device Technology Inc.(a)	227,962	1,340,417
Linear Technology Corp.	305,208	7,898,783
Maxim Integrated Products Inc.	419,630	6,995,232
Micrel Inc.	60,326	450,635

		32,004,958

SEMICONDUCTOR EQUIPMENT—19.54%
Applied Materials Inc.	1,477,845	18,029,709
FormFactor Inc.(a)	68,048	1,156,136
KLA-Tencor Corp.	234,084	7,610,071
Lam Research Corp.(a)	174,009	5,867,584
MKS Instruments Inc.(a)	67,999	1,063,504
Novellus Systems Inc.(a)	133,880	2,755,250
Teradyne Inc.(a)	239,466	2,004,330
Tessera Technologies Inc.(a)	68,012	1,503,745
Varian Semiconductor Equipment Associates Inc.(a)	100,606	2,856,204

		42,846,533

TOTAL COMMON STOCKS
(Cost: $296,287,672)		219,130,933

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.35%

MONEY MARKET FUNDS—1.35%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(c)(d)(e)	2,505,406	2,505,406
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	369,087	369,087
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	73,115	73,115

		2,947,608

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,947,608)		2,947,608

TOTAL INVESTMENTS IN SECURITIES—101.27%
(Cost: $299,235,280)		222,078,541
Other Assets, Less Liabilities—(1.27)%		(2,774,521)

NET ASSETS—100.00%		$219,304,020

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.98%

APPLICATIONS SOFTWARE—29.57%
Citrix Systems Inc.(a)	326,580	$12,005,081
Compuware Corp.(a)	424,945	3,000,112
Intuit Inc.(a)	576,918	16,771,006
Microsoft Corp.	1,068,539	29,630,587
Nuance Communications Inc.(a)	393,395	5,157,408
Progress Software Corp.(a)	71,660	1,655,346
Quest Software Inc.(a)	110,362	1,850,771
Red Hat Inc.(a)	335,871	8,668,831
Salesforce.com Inc.(a)(b)	190,300	10,799,525

		89,538,667
COMPUTER—INTEGRATED SYSTEMS—2.41%
Jack Henry & Associates Inc.	149,911	3,458,447
MICROS Systems Inc.(a)	142,997	3,849,479

		7,307,926
COMPUTER SERVICES—1.58%
FactSet Research Systems Inc.(b)	74,722	4,785,944

		4,785,944
COMPUTER-AIDED DESIGN—6.50%
ANSYS Inc.(a)	157,212	6,379,663
Autodesk Inc.(a)(b)	409,822	10,216,862
Parametric Technology Corp.(a)	207,560	3,094,720

		19,691,245
DATA PROCESSING/MANAGEMENT—0.83%
Fair Isaac Corp.	86,898	1,766,636
Pegasystems Inc.	25,961	744,302

		2,510,938
EDUCATIONAL SOFTWARE—0.67%
Blackboard Inc.(a)	57,074	2,024,415

		2,024,415
ELECTRONIC COMPONENTS—SEMICONDUCTORS—1.33%
Rovi Corp.(a)	146,558	4,037,673

		4,037,673
ELECTRONIC DESIGN AUTOMATION—3.27%
Cadence Design Systems Inc.(a)	474,684	2,900,319
Mentor Graphics Corp.(a)	174,597	1,274,558
Synopsys Inc.(a)	259,887	5,717,514

		9,892,391

ELECTRONIC FORMS—8.61%
Adobe Systems Inc.(a)	791,570	26,074,316

		26,074,316
ENTERPRISE SOFTWARE/SERVICES—23.40%
Advent Software Inc.(a)	28,199	1,077,766
Ariba Inc.(a)	157,559	1,862,347
BMC Software Inc.(a)	328,591	12,210,442
CA Inc.	710,326	14,860,020
Concur Technologies Inc.(a)	75,597	2,694,277
Informatica Corp.(a)	157,461	3,342,897
Lawson Software Inc.(a)	214,912	1,356,095
MicroStrategy Inc. Class A(a)	16,277	1,420,494
Novell Inc.(a)	617,925	2,527,313
Oracle Corp.	1,127,532	23,790,925
Sybase Inc.(a)	144,650	5,722,354

		70,864,930
ENTERTAINMENT SOFTWARE—7.74%
Activision Blizzard Inc.(a)	1,044,568	11,312,671
Electronic Arts Inc.(a)	577,841	10,539,820
Take-Two Interactive Software Inc.(a)	144,293	1,582,894

		23,435,385
INTERNET INFRASTRUCTURE SOFTWARE—0.90%
TIBCO Software Inc.(a)	312,543	2,734,751

		2,734,751
INTERNET SECURITY—12.11%
McAfee Inc.(a)	280,468	11,746,000
Symantec Corp.(a)	1,417,318	24,916,450

		36,662,450
TRANSACTIONAL SOFTWARE—1.06%
Solera Holdings Inc.	99,570	3,208,145

		3,208,145

TOTAL COMMON STOCKS
(Cost: $357,262,540)		302,769,176

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.90%

MONEY MARKET FUNDS—3.90%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(c)(d)(e)	10,183,041	10,183,041

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	1,500,128	1,500,128
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	111,295	111,295

		11,794,464

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,794,464)		11,794,464

TOTAL INVESTMENTS IN SECURITIES—103.88%
(Cost: $369,057,004)		314,563,640
Other Assets, Less Liabilities—(3.88)%		(11,747,036)

NET ASSETS -- 100.00%		$302,816,604

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

October 31, 2009

Security	Shares	Value

COMMON STOCKS—99.94%

COMMERCIAL SERVICES—3.62%
Alliance Data Systems Corp.(a)(b)	9,783	$537,869
Convergys Corp.(a)	22,421	243,268
Euronet Worldwide Inc.(a)	9,389	222,050
Gartner Inc.(a)	11,112	206,905
Hewitt Associates Inc. Class A(a)	15,332	544,593
Lender Processing Services Inc.	15,647	622,751
MasterCard Inc. Class A	13,360	2,926,107
SAIC Inc.(a)	38,453	681,003
Visa Inc. Class A	65,492	4,961,674
Western Union Co.	129,028	2,344,439
Wright Express Corp.(a)	6,943	193,779

		13,484,438
COMPUTERS—30.45%
Affiliated Computer Services Inc. Class A(a)	17,906	932,724
Apple Inc.(a)	164,935	31,090,247
Brocade Communications Systems Inc.(a)	73,252	628,502
CACI International Inc. Class A(a)	5,633	268,243
Cadence Design Systems Inc.(a)	48,535	296,549
Cognizant Technology Solutions Corp. Class A(a)	53,883	2,082,578
Computer Sciences Corp.(a)	27,980	1,418,866
Dell Inc.(a)	320,551	4,644,784
Diebold Inc.	12,204	369,049
DST Systems Inc.(a)	7,459	311,115
Electronics For Imaging Inc.(a)	7,817	91,146
EMC Corp.(a)	372,267	6,131,237
FactSet Research Systems Inc.	7,677	491,712
Hewlett-Packard Co.	436,544	20,718,378
International Business Machines Corp.	241,352	29,109,465
Jack Henry & Associates Inc.	15,436	356,109
Lexmark International Inc. Class A(a)	14,296	364,548
Mentor Graphics Corp.(a)	17,633	128,721
MICROS Systems Inc.(a)	14,795	398,281
NCR Corp.(a)	29,190	296,278
NetApp Inc.(a)	61,841	1,672,799
Palm Inc.(a)(b)	29,431	341,694
Perot Systems Corp. Class A(a)	16,153	483,621
Research in Motion Ltd.(a)	91,222	5,357,468
Riverbed Technology Inc.(a)	9,980	204,490
SanDisk Corp.(a)	41,652	853,033
SRA International Inc. Class A(a)	7,871	147,660
STEC Inc.(a)(b)	5,621	119,840
Sun Microsystems Inc.(a)	138,590	1,133,666
Synaptics Inc.(a)(b)	6,320	142,200
Synopsys Inc.(a)	26,816	589,952

Syntel Inc.	2,455	87,963
Teradata Corp.(a)	31,693	883,601
Western Digital Corp.(a)	41,318	1,391,590

		113,538,109
DISTRIBUTION & WHOLESALE—0.24%
Ingram Micro Inc. Class A(a)	30,169	532,483
Tech Data Corp.(a)	9,364	359,859

		892,342
ELECTRICAL COMPONENTS & EQUIPMENT—0.13%
Molex Inc.	25,501	476,104

		476,104
ELECTRONICS—2.30%
Agilent Technologies Inc.(a)	63,399	1,568,491
Amphenol Corp. Class A	31,592	1,267,471
Arrow Electronics Inc.(a)	21,984	557,075
Avnet Inc.(a)	27,732	687,199
AVX Corp.	8,728	98,801
Benchmark Electronics Inc.(a)	11,892	199,786
Celestica Inc.(a)	36,605	303,821
Cogent Inc.(a)	6,749	65,128
Cymer Inc.(a)	5,632	192,840
Dolby Laboratories Inc. Class A(a)	9,358	392,475
FEI Co.(a)	7,073	168,408
FLIR Systems Inc.(a)	27,851	774,536
Itron Inc.(a)	7,344	440,934
Jabil Circuit Inc.	38,387	513,618
L-1 Identity Solutions Inc.(a)	13,634	80,577
National Instruments Corp.	10,315	275,410
Plexus Corp.(a)	7,372	186,512
Rofin-Sinar Technologies Inc.(a)	5,461	117,138
Trimble Navigation Ltd.(a)	21,980	460,921
Vishay Intertechnology Inc.(a)	35,012	218,125

		8,569,266
INTERNET—13.61%
Akamai Technologies Inc.(a)	31,720	697,840
Amazon.com Inc.(a)	59,641	7,085,947
Ariba Inc.(a)	16,290	192,548
Avocent Corp.(a)	8,238	204,879
CyberSource Corp.(a)	12,886	211,073
DealerTrack Holdings Inc.(a)	7,650	126,072
Digital River Inc.(a)	7,151	163,257
EarthLink Inc.	19,825	160,582
eBay Inc.(a)	199,692	4,447,141
Equinix Inc.(a)(b)	7,095	605,345
Expedia Inc.(a)(b)	38,643	876,037
F5 Networks Inc.(a)	14,427	647,628

Google Inc. Class A(a)	44,299	23,749,580
IAC/InterActiveCorp(a)	17,455	330,598
j2 Global Communications Inc.(a)	8,423	172,250
McAfee Inc.(a)	28,888	1,209,829
Netflix Inc.(a)(b)	7,537	402,853
NutriSystem Inc.(b)	5,791	124,622
Priceline.com Inc.(a)(b)	7,771	1,226,186
Symantec Corp.(a)	149,946	2,636,051
TIBCO Software Inc.(a)	32,429	283,754
ValueClick Inc.(a)	16,235	159,752
VeriSign Inc.(a)	35,392	807,292
Websense Inc.(a)	7,930	127,356
Yahoo! Inc.(a)	258,554	4,111,009

		50,759,481
MACHINERY—0.11%
Intermec Inc.(a)	9,209	113,455
Zebra Technologies Corp. Class A(a)	10,962	274,050

		387,505
OFFICE & BUSINESS EQUIPMENT—0.32%
Xerox Corp.	159,870	1,202,222

		1,202,222
SEMICONDUCTORS—13.42%
Advanced Micro Devices Inc.(a)	103,093	474,228
Altera Corp.	54,193	1,072,479
Amkor Technology Inc.(a)	20,457	112,718
Analog Devices Inc.	53,751	1,377,638
Applied Materials Inc.	245,782	2,998,540
Atmel Corp.(a)	83,016	308,820
Broadcom Corp. Class A(a)	79,336	2,111,131
Cree Inc.(a)	18,548	780,871
Cypress Semiconductor Corp.(a)	28,464	239,951
Emulex Corp.(a)	14,985	151,348
Fairchild Semiconductor International Inc.(a)	22,700	169,796
FormFactor Inc.(a)	9,184	156,036
Hittite Microwave Corp.(a)	3,563	131,118
Integrated Device Technology Inc.(a)	30,566	179,728
Intel Corp.	1,030,661	19,695,932
International Rectifier Corp.(a)	13,134	240,089
Intersil Corp. Class A	22,518	282,601
KLA-Tencor Corp.	31,394	1,020,619
Lam Research Corp.(a)	23,219	782,945
Linear Technology Corp.	41,044	1,062,219
LSI Corp.(a)	120,583	617,385
Maxim Integrated Products Inc.	56,138	935,820
MEMC Electronic Materials Inc.(a)	41,009	509,332
Micrel Inc.	7,965	59,499

Microchip Technology Inc.	33,551	803,882
Micron Technology Inc.(a)	156,250	1,060,937
Microsemi Corp.(a)	15,284	203,430
MKS Instruments Inc.(a)	9,348	146,203
National Semiconductor Corp.	36,665	474,445
Novellus Systems Inc.(a)	17,996	370,358
NVIDIA Corp.(a)	100,832	1,205,951
ON Semiconductor Corp.(a)	77,228	516,655
PMC-Sierra Inc.(a)	41,004	349,354
QLogic Corp.(a)	21,895	384,038
Rambus Inc.(a)(b)	19,231	307,696
Rovi Corp.(a)	15,088	415,674
Semtech Corp.(a)	11,408	176,482
Silicon Laboratories Inc.(a)	8,235	345,046
Skyworks Solutions Inc.(a)	31,204	325,458
Teradyne Inc.(a)	31,966	267,555
Tessera Technologies Inc.(a)	9,144	202,174
Texas Instruments Inc.	232,294	5,447,294
Varian Semiconductor Equipment Associates Inc.(a)	13,466	382,300
Xilinx Inc.	50,854	1,106,074
Zoran Corp.(a)	9,158	81,231

		50,043,080
SOFTWARE—21.49%
Activision Blizzard Inc.(a)	107,779	1,167,247
Acxiom Corp.(a)	12,256	140,699
Adobe Systems Inc.(a)	96,571	3,181,049
Advent Software Inc.(a)	2,954	112,902
ANSYS Inc.(a)	16,280	660,642
Autodesk Inc.(a)	42,249	1,053,268
Automatic Data Processing Inc.	92,454	3,679,669
Avid Technology Inc.(a)	5,814	73,431
Blackboard Inc.(a)	5,909	209,592
BMC Software Inc.(a)	33,895	1,259,538
Broadridge Financial Solutions Inc.	25,799	536,877
CA Inc.	73,147	1,530,235
Citrix Systems Inc.(a)	33,621	1,235,908
Compuware Corp.(a)	43,551	307,470
Concur Technologies Inc.(a)	7,731	275,533
Electronic Arts Inc.(a)	59,628	1,087,615
Fair Isaac Corp.	9,086	184,718
Fidelity National Information Services Inc.	57,438	1,249,851
Fiserv Inc.(a)	28,449	1,304,956
Global Payments Inc.	14,776	727,422
Informatica Corp.(a)	16,398	348,130
Intuit Inc.(a)	59,520	1,730,246
Lawson Software Inc.(a)	21,518	135,779
ManTech International Corp. Class A(a)	3,941	172,852
Microsoft Corp.	1,278,505	35,452,944
MicroStrategy Inc. Class A(a)	1,729	150,890

Novell Inc.(a)	64,391	263,359
Nuance Communications Inc.(a)	40,608	532,371
Open Text Corp.(a)	10,257	379,919
Oracle Corp.	700,628	14,783,251
Parametric Technology Corp.(a)	21,371	318,642
Paychex Inc.	59,185	1,681,446
Pegasystems Inc.	2,710	77,696
Progress Software Corp.(a)	7,480	172,788
Quest Software Inc.(a)	11,473	192,402
Red Hat Inc.(a)	34,688	895,297
Salesforce.com Inc.(a)	19,616	1,113,208
Solera Holdings Inc.	10,401	335,120
Sybase Inc.(a)	14,949	591,382
SYNNEX Corp.(a)	3,609	92,860
Take-Two Interactive Software Inc.(a)	14,834	162,729
Total System Services Inc.	36,233	578,641

		80,140,574
TELECOMMUNICATIONS—14.25%
ADC Telecommunications Inc.(a)	17,274	112,108
ADTRAN Inc.	10,310	237,542
Anixter International Inc.(a)	5,638	235,950
ARRIS Group Inc.(a)	23,151	237,529
Atheros Communications Inc.(a)	11,486	282,785
Ciena Corp.(a)	16,871	197,897
Cisco Systems Inc.(a)	1,061,951	24,265,580
CommScope Inc.(a)	17,223	465,365
Comtech Telecommunications Corp.(a)	5,105	163,973
Corning Inc.	286,294	4,182,755
EchoStar Corp. Class A(a)	7,247	131,605
Harris Corp.	24,090	1,005,035
Infinera Corp.(a)	17,128	127,261
InterDigital Inc.(a)	7,903	162,486
JDS Uniphase Corp.(a)	40,259	225,048
Juniper Networks Inc.(a)	96,518	2,462,174
Motorola Inc.	422,498	3,620,808
NeuStar Inc. Class A(a)	13,646	315,223
Plantronics Inc.	8,971	216,291
Polycom Inc.(a)	15,438	331,454
QUALCOMM Inc.	306,043	12,673,241
SAVVIS Inc.(a)	7,234	106,991
Sonus Networks Inc.(a)	51,641	99,151
Starent Networks Corp.(a)	5,912	199,471
Sycamore Networks Inc.(a)	33,828	96,410
Tekelec(a)	12,526	188,141
Tellabs Inc.(a)	72,772	438,087
3Com Corp.(a)	71,333	366,652

		53,147,013

TOTAL COMMON STOCKS
(Cost: $418,681,261)		372,640,134

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.85%

MONEY MARKET FUNDS—0.85%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.20%(c)(d)(e)	2,522,736	2,522,736
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	371,640	371,640
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	281,602	281,602

		3,175,978

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,175,978)		3,175,978

TOTAL INVESTMENTS IN SECURITIES—100.79%
(Cost: $421,857,239)		375,816,112
Other Assets, Less Liabilities—(0.79)%		(2,953,100)

NET ASSETS—100.00%		$372,863,012

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

October 31, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.96%

DOMESTIC EQUITY—57.35%
iShares S&P 500 Index Fund(a)	64,655	$6,720,241
iShares S&P MidCap 400 Index Fund(a)	87,824	5,780,576
iShares S&P SmallCap 600 Index Fund(a)	40,899	2,021,228

		14,522,045
INTERNATIONAL EQUITY—26.96%
iShares MSCI EAFE Index Fund(a)	102,935	5,486,435
iShares MSCI Emerging Markets Index Fund(a)	35,718	1,341,568

		6,828,003
DOMESTIC FIXED INCOME—15.65%
iShares Barclays Aggregate Bond Fund(a)	27,681	2,901,246
iShares Barclays TIPS Bond Fund(a)	10,211	1,062,046

		3,963,292

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $22,506,498)		25,313,340

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(a)(b)	11,785	11,785

		11,785

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,785)		11,785

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $22,518,283)		25,325,125
Other Assets, Less Liabilities—(0.01)%		(2,317)

NET ASSETS—100.00%		$25,322,808

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

October 31, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.94%

DOMESTIC FIXED INCOME—75.37%
iShares Barclays Aggregate Bond Fund(a)	50,337	$5,275,821
iShares Barclays Short Treasury Bond Fund(a)	50,833	5,602,813
iShares Barclays TIPS Bond Fund(a)	41,836	4,351,362

		15,229,996
DOMESTIC EQUITY—18.58%
iShares Cohen & Steers Realty Majors Index Fund(a)	15,209	702,960
iShares S&P 500 Index Fund(a)	20,023	2,081,191
iShares S&P MidCap 400 Index Fund(a)	11,158	734,420
iShares S&P SmallCap 600 Index Fund(a)	4,758	235,140

		3,753,711
INTERNATIONAL EQUITY—5.99%
iShares MSCI EAFE Index Fund(a)	22,696	1,209,697

		1,209,697

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $19,499,436)		20,193,404

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(a)(b)	14,701	14,701

		14,701

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,701)		14,701

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $19,514,137)		20,208,105
Other Assets, Less Liabilities—(0.01)%		(1,635)

NET ASSETS—100.00%		$20,206,470

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

October 31, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.90%

DOMESTIC EQUITY—38.34%
iShares Cohen & Steers Realty Majors Index Fund(a)	7,609	$351,688
iShares S&P 500 Index Fund(a)	70,766	7,355,418
iShares S&P MidCap 400 Index Fund(a)	50,251	3,307,521
iShares S&P SmallCap 600 Index Fund(a)	35,753	1,766,913

		12,781,540
DOMESTIC FIXED INCOME—38.20%
iShares Barclays Aggregate Bond Fund(a)	63,721	6,678,598
iShares Barclays Short Treasury Bond Fund(a)	27,986	3,084,617
iShares Barclays TIPS Bond Fund(a)	28,556	2,970,110

		12,733,325
INTERNATIONAL EQUITY—23.36%
iShares MSCI EAFE Index Fund(a)	128,494	6,848,730
iShares MSCI Emerging Markets Index Fund(a)	24,977	938,136

		7,786,866

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $30,075,121)		33,301,731

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(a)(b)	37,769	37,769

		37,769

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,769)		37,769

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $30,112,890)		33,339,500
Other Assets, Less Liabilities—(0.01)%		(2,961)

NET ASSETS—100.00%		$33,336,539

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

October 31, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.88%

DOMESTIC FIXED INCOME—56.33%
iShares Barclays Aggregate Bond Fund(a)	68,612	$7,191,224
iShares Barclays Short Treasury Bond Fund(a)	58,088	6,402,459
iShares Barclays TIPS Bond Fund(a)	32,600	3,390,726

		16,984,409
DOMESTIC EQUITY—28.79%
iShares Cohen & Steers Realty Majors Index Fund(a)	21,727	1,004,222
iShares S&P 500 Index Fund(a)	57,295	5,955,242
iShares S&P MidCap 400 Index Fund(a)	15,934	1,048,776
iShares S&P SmallCap 600 Index Fund(a)	13,603	672,260

		8,680,500
INTERNATIONAL EQUITY—14.76%
iShares MSCI EAFE Index Fund(a)	75,107	4,003,203
iShares MSCI Emerging Markets Index Fund(a)	11,880	446,213

		4,449,416

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $28,518,779)		30,114,325

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(a)(b)	37,354	37,354

		37,354

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,354)		37,354

TOTAL INVESTMENTS IN SECURITIES—100.00%
(Cost: $28,556,133)		30,151,679
Other Assets, Less Liabilities—(0.00)%		(783)

NET ASSETS—100.00%		$30,150,896

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

October 31, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.96%

DOMESTIC FIXED INCOME—63.31%
iShares Barclays Aggregate Bond Fund(a)	10,978	$1,150,604
iShares Barclays Short Treasury Bond Fund(a)	3,768	415,309
iShares Barclays TIPS Bond Fund(a)	1,591	165,480

		1,731,393
DOMESTIC EQUITY—30.25%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,055	48,762
iShares S&P 500 Index Fund(a)	6,345	659,499
iShares S&P MidCap 400 Index Fund(a)	787	51,800
iShares S&P SmallCap 600 Index Fund(a)	1,358	67,113

		827,174
INTERNATIONAL EQUITY—6.40%
iShares MSCI EAFE Index Fund(a)	3,286	175,144

		175,144

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,603,732)		2,733,711

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(a)(b)	1,498	1,498

		1,498

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,498)		1,498

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $2,605,230)		2,735,209
Other Assets, Less Liabilities—(0.01)%		(250)

NET ASSETS—100.00%		$2,734,959

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

October 31, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.95%

DOMESTIC FIXED INCOME—50.14%
iShares Barclays Aggregate Bond Fund(a)	9,419	$987,205
iShares Barclays Short Treasury Bond Fund(a)	2,705	298,145
iShares Barclays TIPS Bond Fund(a)	1,210	125,852

		1,411,202
DOMESTIC EQUITY—40.02%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,199	55,418
iShares S&P 500 Index Fund(a)	8,554	889,103
iShares S&P MidCap 400 Index Fund(a)	1,180	77,668
iShares S&P SmallCap 600 Index Fund(a)	2,107	104,128

		1,126,317
INTERNATIONAL EQUITY—9.79%
iShares MSCI EAFE Index Fund(a)	4,602	245,286
iShares MSCI Emerging Markets Index Fund(a)	807	30,311

		275,597

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,663,295)		2,813,116

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(a)(b)	1,737	1,737

		1,737

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,737)		1,737

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $2,665,032)		2,814,853
Other Assets, Less Liabilities—(0.01)%		(259)

NET ASSETS—100.00%		$2,814,594

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

October 31, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.95%

DOMESTIC EQUITY—48.42%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,911	$88,326
iShares S&P 500 Index Fund(a)	15,552	1,616,475
iShares S&P MidCap 400 Index Fund(a)	2,268	149,280
iShares S&P SmallCap 600 Index Fund(a)	4,092	202,227

		2,056,308
DOMESTIC FIXED INCOME—39.07%
iShares Barclays Aggregate Bond Fund(a)	11,726	1,229,002
iShares Barclays Short Treasury Bond Fund(a)	2,687	296,161
iShares Barclays TIPS Bond Fund(a)	1,290	134,173

		1,659,336
INTERNATIONAL EQUITY—12.46%
iShares MSCI EAFE Index Fund(a)	8,693	463,337
iShares MSCI Emerging Markets Index Fund(a)	1,755	65,918

		529,255

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,073,337)		4,244,899

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(a)(b)	1,759	1,759

		1,759

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,759)		1,759

TOTAL INVESTMENTS IN SECURITIES—99.99%
(Cost: $4,075,096)		4,246,658
Other Assets, Less Liabilities—0.01%		353

NET ASSETS—100.00%		$4,247,011

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

October 31, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.84%

DOMESTIC EQUITY—55.28%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,604	$120,357
iShares S&P 500 Index Fund(a)	23,692	2,462,546
iShares S&P MidCap 400 Index Fund(a)	3,599	236,886
iShares S&P SmallCap 600 Index Fund(a)	6,499	321,181

		3,140,970
DOMESTIC FIXED INCOME—29.89%
iShares Barclays Aggregate Bond Fund(a)	12,764	1,337,795
iShares Barclays Short Treasury Bond Fund(a)	2,191	241,492
iShares Barclays TIPS Bond Fund(a)	1,147	119,299

		1,698,586
INTERNATIONAL EQUITY—14.67%
iShares MSCI EAFE Index Fund(a)	13,455	717,152
iShares MSCI Emerging Markets Index Fund(a)	3,108	116,736

		833,888

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $5,612,375)		5,673,444

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.17%

MONEY MARKET FUNDS—0.17%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(a)(b)	9,337	9,337

		9,337

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,337)		9,337

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $5,621,712)		5,682,781
Other Assets, Less Liabilities—(0.01)%		(351)

NET ASSETS—100.00%		$5,682,430

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

October 31, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.85%

DOMESTIC EQUITY—60.83%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,934	$89,389
iShares S&P 500 Index Fund(a)	19,559	2,032,962
iShares S&P MidCap 400 Index Fund(a)	3,074	202,331
iShares S&P SmallCap 600 Index Fund(a)	5,528	273,194

		2,597,876
DOMESTIC FIXED INCOME—22.51%
iShares Barclays Aggregate Bond Fund(a)	7,694	806,408
iShares Barclays Short Treasury Bond Fund(a)	922	101,623
iShares Barclays TIPS Bond Fund(a)	515	53,565

		961,596
INTERNATIONAL EQUITY—16.51%
iShares MSCI EAFE Index Fund(a)	11,244	599,305
iShares MSCI Emerging Markets Index Fund(a)	2,812	105,619

		704,924

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,920,246)		4,264,396

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.16%

MONEY MARKET FUNDS—0.16%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(a)(b)	6,939	6,939

		6,939

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,939)		6,939

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $3,927,185)		4,271,335
Other Assets, Less Liabilities—(0.01)%		(396)

NET ASSETS—100.00%		$4,270,939

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

October 31, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.86%

DOMESTIC EQUITY—65.09%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,477	$114,487
iShares S&P 500 Index Fund(a)	27,827	2,892,338
iShares S&P MidCap 400 Index Fund(a)	4,513	297,046
iShares S&P SmallCap 600 Index Fund(a)	8,053	397,979

		3,701,850
INTERNATIONAL EQUITY—17.95%
iShares MSCI EAFE Index Fund(a)	16,163	861,488
iShares MSCI Emerging Markets Index Fund(a)	4,241	159,292

		1,020,780
DOMESTIC FIXED INCOME—16.82%
iShares Barclays Aggregate Bond Fund(a)	8,415	881,976
iShares Barclays Short Treasury Bond Fund(a)	676	74,509

		956,485

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $5,343,523)		5,679,115

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(a)(b)	6,348	6,348

		6,348

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,348)		6,348

TOTAL INVESTMENTS IN SECURITIES—99.97%
(Cost: $5,349,871)		5,685,463
Other Assets, Less Liabilities—0.03%		1,565

NET ASSETS—100.00%		$5,687,028

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

October 31, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.88%

DOMESTIC EQUITY—68.12%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,719	$79,452
iShares S&P 500 Index Fund(a)	21,801	2,265,996
iShares S&P MidCap 400 Index Fund(a)	3,648	240,111
iShares S&P SmallCap 600 Index Fund(a)	6,440	318,265

		2,903,824
INTERNATIONAL EQUITY—19.04%
iShares MSCI EAFE Index Fund(a)	12,783	681,334
iShares MSCI Emerging Markets Index Fund(a)	3,464	130,108

		811,442
DOMESTIC FIXED INCOME—12.72%
iShares Barclays Aggregate Bond Fund(a)	4,754	498,267
iShares Barclays Short Treasury Bond Fund(a)	398	43,867

		542,134

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,124,307)		4,257,400

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(a)(b)	3,885	3,885

		3,885

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,885)		3,885

TOTAL INVESTMENTS IN SECURITIES—99.97%
(Cost: $4,128,192)		4,261,285
Other Assets, Less Liabilities—0.03%		1,397

NET ASSETS—100.00%		$4,262,682

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

October 31, 2009

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.89%

DOMESTIC EQUITY—70.03%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,527	$70,578
iShares S&P 500 Index Fund(a)	22,335	2,321,500
iShares S&P MidCap 400 Index Fund(a)	3,861	254,131
iShares S&P SmallCap 600 Index Fund(a)	6,720	332,102

		2,978,311
INTERNATIONAL EQUITY—19.80%
iShares MSCI EAFE Index Fund(a)	13,215	704,360
iShares MSCI Emerging Markets Index Fund(a)	3,659	137,432

		841,792
DOMESTIC FIXED INCOME—10.17%
iShares Barclays Aggregate Bond Fund(a)	3,740	391,989
iShares Barclays Short Treasury Bond Fund(a)	368	40,561

		432,550

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,157,108)		4,252,653

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(a)(b)	5,239	5,239

		5,239

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,239)		5,239

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $4,162,347)		4,257,892
Other Assets, Less Liabilities—(0.01)%		(305)

NET ASSETS—100.00%		$4,257,587

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares FTSE China (HK Listed), iShares FTSE Developed Small Cap ex-North America, iShares FTSE/Xinhua China 25, iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI All Country Asia ex Japan, iShares MSCI EAFE, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares MSCI EAFE Small Cap, iShares MSCI Kokusai, iShares NYSE Composite, iShares NYSE 100, iShares S&P North American Natural Resources Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software and iShares S&P North American Technology Sector Index Funds (each, a “Fund,” collectively, the “Funds”), and the iShares S&P Aggressive Allocation, iShares S&P Conservative Allocation, iShares S&P Growth Allocation and iShares S&P Moderate Allocation Funds (each, a “Fund,” collectively, the “iShares S&P Allocation Funds”), and the iShares S&P Target Date Retirement Income, iShares S&P Target Date 2010, iShares S&P Target Date 2015, iShares S&P Target Date 2020, iShares S&P Target Date 2025, iShares S&P Target Date 2030, iShares S&P Target Date 2035 and iShares S&P Target Date 2040 Index Funds (each, a “Fund,” collectively, the “iShares S&P Target Date Funds”).

The iShares S&P Allocation Funds and iShares S&P Target Date Funds (collectively, the “Funds”) are exchange-traded fund (ETF) fund of funds that invest primarily in other iShares funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser.

Prior to December 1, 2009, BFA was known as Barclays Global Fund Advisors, or “BGFA”. See Note 4 for additional detail.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

As of October 31, 2009, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of October 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE China (HK Listed)	$40,773,197	$10,141,674	$(50,501)	$10,091,173
FTSE Developed Small Cap ex-North America	32,175,034	1,466,903	(7,238,652)	(5,771,749)
FTSE/Xinhua China 25	9,634,947,218	573,905,087	(356,051,576)	217,853,511
MSCI ACWI	718,418,840	45,999,693	(22,961,807)	23,037,886
MSCI ACWI ex US	367,904,932	44,976,611	(9,320,363)	35,656,248
MSCI All Country Asia ex Japan	869,913,218	153,780,496	(5,591,161)	148,189,335
MSCI EAFE	38,313,614,667	2,139,456,827	(5,769,704,230)	(3,630,247,403)
MSCI EAFE Growth	1,381,000,480	58,440,138	(140,547,141)	(82,107,003)
MSCI EAFE Value	1,501,114,160	60,359,608	(181,832,128)	(121,472,520)
MSCI EAFE Small Cap	586,902,617	53,367,676	(26,865,729)	26,501,947
MSCI Kokusai	115,655,157	5,947,788	(4,092,665)	1,855,123
NYSE Composite	134,813,099	569,445	(32,999,646)	(32,430,201)
NYSE 100	85,742,394	859,806	(19,333,359)	(18,473,553)
S&P North American Natural Resources Sector	1,771,251,157	15,727,645	(218,489,758)	(202,762,113)
S&P North American Technology-Multimedia Networking	226,172,553	1,219,271	(31,770,600)	(30,551,329)
S&P North American Technology-Semiconductors	307,960,697	—	(85,882,156)	(85,882,156)
S&P North American Technology-Software	371,548,467	3,784,809	(60,769,636)	(56,984,827)
S&P North American Technology Sector	429,850,653	8,090,312	(62,124,853)	(54,034,541)
S&P Aggressive	22,624,890	2,700,235	—	2,700,235
S&P Conservative	19,537,489	671,822	(1,206)	670,616
S&P Growth	30,210,765	3,131,103	(2,368)	3,128,735
S&P Moderate	28,588,403	1,565,979	(2,703)	1,563,276
S&P Target Date Retirement Income	2,627,376	107,853	(20)	107,833
S&P Target Date 2010	2,687,059	127,806	(12)	127,794
S&P Target Date 2015	4,099,668	147,036	(46)	146,990
S&P Target Date 2020	5,638,421	45,554	(1,194)	44,360
S&P Target Date 2025	3,928,559	342,974	(198)	342,776
S&P Target Date 2030	5,350,008	335,456	(1)	335,455
S&P Target Date 2035	4,135,313	125,972	—	125,972
S&P Target Date 2040	4,169,257	88,635	—	88,635

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by BFA, the Funds’ investment adviser, including the BlackRock Cash Funds: Government (“GMMF”), BlackRock Cash Funds: Institutional (“IMMF”), BlackRock Cash Funds: Prime (“PMMF”) and BlackRock Cash Funds: Treasury (“TMMF”) (previously known as the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, respectively, of Barclays Global Investors Funds). These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

For the three months ended October 31, 2009, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Allocation/Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
Barclays PLC	247,459	102,071	—	349,530	$1,855,196	$—	$—
MSCI ACWI ex US
Barclays PLC	234,062	88,564	—	322,626	1,712,398	—	—
MSCI All Country Asia ex Japan
iShares MSCI Malaysia Index Fund	1,195,710	128,532	48,027	1,276,215	13,387,495	—	169,550
MSCI EAFE
Barclays PLC	39,008,138	511,294	1,318,466	38,200,966	202,758,771	—	3,565,510
MSCI EAFE Value
Barclays PLC	2,745,174	398,493	132,831	3,010,836	15,980,575	—	504,534
MSCI Kokusai
Barclays PLC	55,264	17,004	—	72,268	383,576	—	—
NYSE Composite
Barclays PLC SP ADR	21,053	234	744	20,543	429,349	—	1,220
S&P Aggressive
iShares Barclays Aggregate Bond Fund	21,517	6,164	—	27,681	$2,901,246	$23,789	$—
iShares Barclays TIPS Bond Fund	7,935	2,276	—	10,211	1,062,046	11,688	—
iShares MSCI EAFE Index Fund	80,010	22,925	—	102,935	5,486,435	—	—
iShares MSCI Emerging Markets Index Fund	27,762	7,956	—	35,718	1,341,568	—	—
iShares S&P 500 Index Fund	50,257	14,398	—	64,655	6,720,241	30,200	—
iShares S&P MidCap 400 Index Fund	68,266	19,558	—	87,824	5,780,576	15,804	—
iShares S&P SmallCap 600 Index Fund	31,792	9,107	—	40,899	2,021,228	4,625	—

					$25,313,340	$86,106	$—

S&P Conservative
iShares Barclays Aggregate Bond Fund	26,845	23,492	—	50,337	$5,275,821	$33,889	$—
iShares Barclays Short Treasury Bond Fund	27,110	23,723	—	50,833	5,602,813	2,648	—
iShares Barclays TIPS Bond Fund	22,313	19,523	—	41,836	4,351,362	36,835	—
iShares Cohen & Steers Realty Majors Index Fund	8,111	7,098	—	15,209	702,960	4,867	—
iShares MSCI EAFE Index Fund	12,105	10,591	—	22,696	1,209,697	—	—
iShares S&P 500 Index Fund	10,678	9,345	—	20,023	2,081,191	7,716	—
iShares S&P MidCap 400 Index Fund	5,950	5,208	—	11,158	734,420	1,656	—
iShares S&P SmallCap 600 Index Fund	2,539	2,219	—	4,758	235,140	444	—

					$20,193,404	$88,055	$—

S&P Growth
iShares Barclays Aggregate Bond Fund	53,113	10,715	107	63,721	$6,678,598	$56,265	$(29)
iShares Barclays Short Treasury Bond Fund	23,326	4,707	47	27,986	3,084,617	1,936	(18)
iShares Barclays TIPS Bond Fund	23,801	4,803	48	28,556	2,970,110	34,476	4
iShares Cohen & Steers Realty Majors Index Fund	6,341	1,268	—	7,609	351,688	3,044	—
iShares MSCI EAFE Index Fund	107,101	21,609	216	128,494	6,848,730	—	(68)
iShares MSCI Emerging Markets Index Fund	20,818	4,201	42	24,977	938,136	—	(15)
iShares S&P 500 Index Fund	58,983	11,903	120	70,766	7,355,418	34,150	(140)
iShares S&P MidCap 400 Index Fund	41,883	8,452	84	50,251	3,307,521	9,342	(79)
iShares S&P SmallCap 600 Index Fund	29,800	6,013	60	35,753	1,766,913	4,177	(28)

					$33,301,731	$143,390	$(373)

S&P Moderate
iShares Barclays Aggregate Bond Fund	43,662	25,077	127	68,612	$7,191,224	$50,381	$(34)
iShares Barclays Short Treasury Bond Fund	36,968	21,226	106	58,088	6,402,459	3,321	(40)
iShares Barclays TIPS Bond Fund	20,745	11,915	60	32,600	3,390,726	32,010	(28)
iShares Cohen & Steers Realty Majors Index Fund	13,826	7,927	26	21,727	1,004,222	7,768	(77)
iShares MSCI EAFE Index Fund	47,796	27,450	139	75,107	4,003,203	—	38
iShares MSCI Emerging Markets Index Fund	7,551	4,345	16	11,880	446,213	—	—
iShares S&P 500 Index Fund	36,461	20,940	106	57,295	5,955,242	24,690	(87)
iShares S&P MidCap 400 Index Fund	10,140	5,823	29	15,934	1,048,776	2,645	(23)
iShares S&P SmallCap 600 Index Fund	8,657	4,972	26	13,603	672,260	1,419	(6)

					$30,114,325	$122,234	$(257)

S&P Target Date Retirement Income
iShares Barclays Aggregate Bond Fund	10,978	—	—	10,978	$1,150,604	$11,070	$—
iShares Barclays Short Treasury Bond Fund	3,768	—	—	3,768	415,309	299	—
iShares Barclays TIPS Bond Fund	1,591	—	—	1,591	165,480	2,223	—
iShares Cohen & Steers Realty Majors Index Fund	1,055	—	—	1,055	48,762	460	—
iShares MSCI EAFE Index Fund	3,286	—	—	3,286	175,144	—	—
iShares S&P 500 Index Fund	6,345	—	—	6,345	659,499	3,334	—
iShares S&P MidCap 400 Index Fund	787	—	—	787	51,800	159	—
iShares S&P SmallCap 600 Index Fund	1,358	—	—	1,358	67,113	173	—

					$2,733,711	$17,718	$—

S&P Target Date 2010
iShares Barclays Aggregate Bond Fund	9,363	56	—	9,419	$987,205	$9,460	$—
iShares Barclays Short Treasury Bond Fund	2,689	16	—	2,705	298,145	214	—
iShares Barclays TIPS Bond Fund	1,203	7	—	1,210	125,852	1,683	—
iShares Cohen & Steers Realty Majors Index Fund	1,189	10	—	1,199	55,418	521	—
iShares MSCI EAFE Index Fund	4,575	27	—	4,602	245,286	—	—
iShares MSCI Emerging Markets Index Fund	804	3	—	807	30,311	—	—
iShares S&P 500 Index Fund	8,504	50	—	8,554	889,103	4,481	—
iShares S&P MidCap 400 Index Fund	1,173	7	—	1,180	77,668	238	—
iShares S&P SmallCap 600 Index Fund	2,094	13	—	2,107	104,128	267	—

					$2,813,116	$16,864	$—

S&P Target Date 2015
iShares Barclays Aggregate Bond Fund	7,774	3,952	—	11,726	$1,229,002	$7,853	$—
iShares Barclays Short Treasury Bond Fund	1,782	905	—	2,687	296,161	142	—
iShares Barclays TIPS Bond Fund	856	434	—	1,290	134,173	1,197	—

iShares Cohen & Steers Realty Majors Index Fund	1,264	647	—	1,911	88,326	553	—
iShares MSCI EAFE Index Fund	5,763	2,930	—	8,693	463,337	—	—
iShares MSCI Emerging Markets Index Fund	1,162	593	—	1,755	65,918	—	—
iShares S&P 500 Index Fund	10,311	5,241	—	15,552	1,616,475	5,431	—
iShares S&P MidCap 400 Index Fund	1,504	764	—	2,268	149,280	305	—
iShares S&P SmallCap 600 Index Fund	2,713	1,379	—	4,092	202,227	346	—

					$4,244,899	$15,827	$—

S&P Target Date 2020
iShares Barclays Aggregate Bond Fund	6,356	6,408	—	12,764	$1,337,795	$6,420	$—
iShares Barclays Short Treasury Bond Fund	1,091	1,100	—	2,191	241,492	87	—
iShares Barclays TIPS Bond Fund	570	577	—	1,147	119,299	796	—
iShares Cohen & Steers Realty Majors Index Fund	1,296	1,308	—	2,604	120,357	567	—
iShares MSCI EAFE Index Fund	6,701	6,754	—	13,455	717,152	—	—
iShares MSCI Emerging Markets Index Fund	1,546	1,562	—	3,108	116,736	—	—
iShares S&P 500 Index Fund	11,799	11,893	—	23,692	2,462,546	6,211	—
iShares S&P MidCap 400 Index Fund	1,791	1,808	—	3,599	236,886	364	—
iShares S&P SmallCap 600 Index Fund	3,237	3,262	—	6,499	321,181	412	—

					$5,673,444	$14,857	$—

S&P Target Date 2025
iShares Barclays Aggregate Bond Fund	7,665	29	—	7,694	$806,408	$7,739	$—
iShares Barclays Short Treasury Bond Fund	917	5	—	922	101,623	73	—
iShares Barclays TIPS Bond Fund	515	—	—	515	53,565	719	—
iShares Cohen & Steers Realty Majors Index Fund	1,931	3	—	1,934	89,389	844	—
iShares MSCI EAFE Index Fund	11,200	44	—	11,244	599,305	—	—
iShares MSCI Emerging Markets Index Fund	2,798	14	—	2,812	105,619	—	—
iShares S&P 500 Index Fund	19,483	76	—	19,559	2,032,962	10,253	—
iShares S&P MidCap 400 Index Fund	3,066	8	—	3,074	202,331	621	—
iShares S&P SmallCap 600 Index Fund	5,509	19	—	5,528	273,194	702	—

					$4,264,396	$20,951	$—

S&P Target Date 2030
iShares Barclays Aggregate Bond Fund	6,286	2,129	—	8,415	$881,976	$6,350	$—
iShares Barclays Short Treasury Bond Fund	505	171	—	676	74,509	40	—
iShares Cohen & Steers Realty Majors Index Fund	1,850	627	—	2,477	114,487	809	—
iShares MSCI EAFE Index Fund	12,073	4,090	—	16,163	861,488	—	—
iShares MSCI Emerging Markets Index Fund	3,168	1,073	—	4,241	159,292	—	—
iShares S&P 500 Index Fund	20,785	7,042	—	27,827	2,892,338	10,934	—
iShares S&P MidCap 400 Index Fund	3,372	1,141	—	4,513	297,046	683	—
iShares S&P SmallCap 600 Index Fund	6,016	2,037	—	8,053	397,979	766	—

					$5,679,115	$19,582	$—

S&P Target Date 2035
iShares Barclays Aggregate Bond Fund	3,157	1,597	—	4,754	$498,267	$3,187	$—
iShares Barclays Short Treasury Bond Fund	263	135	—	398	43,867	21	—
iShares Cohen & Steers Realty Majors Index Fund	1,143	576	—	1,719	79,452	500	—
iShares MSCI EAFE Index Fund	8,489	4,294	—	12,783	681,334	—	—

iShares MSCI Emerging Markets Index Fund	2,301	1,163	—	3,464	130,108	—	—
iShares S&P 500 Index Fund	14,479	7,322	—	21,801	2,265,996	7,617	—
iShares S&P MidCap 400 Index Fund	2,423	1,225	—	3,648	240,111	491	—
iShares S&P SmallCap 600 Index Fund	4,276	2,164	—	6,440	318,265	545	—

					$4,257,400	$12,361	$—

S&P Target Date 2040
iShares Barclays Aggregate Bond Fund	2,484	1,256	—	3,740	$391,989	$2,508	$—
iShares Barclays Short Treasury Bond Fund	244	124	—	368	40,561	19	—
iShares Cohen & Steers Realty Majors Index Fund	1,015	512	—	1,527	70,578	443	—
iShares MSCI EAFE Index Fund	8,778	4,437	—	13,215	704,360	—	—
iShares MSCI Emerging Markets Index Fund	2,430	1,229	—	3,659	137,432	—	—
iShares S&P 500 Index Fund	14,836	7,499	—	22,335	2,321,500	7,803	—
iShares S&P MidCap 400 Index Fund	2,564	1,297	—	3,861	254,131	520	—
iShares S&P SmallCap 600 Index Fund	4,464	2,256	—	6,720	332,102	568	—

					$4,252,653	$11,861	$—

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of October 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4. SUBSEQUENT EVENTS

On December 1, 2009, BlackRock, Inc. completed a transaction whereby it acquired the interests in BFA (formerly BGFA) and certain affiliated companies from Barclays PLC (the “Transaction”).

Under the 1940 Act, completion of the Transaction caused the automatic termination of each Fund’s prior investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement with BFA, subject to shareholder approval. On November 4, 2009, a special meeting of shareholders of the Funds was called to consider, among other proposals, the approval of the new advisory agreement. The shareholders of the Funds, except for the iShares FTSE China (HK Listed) and iShares FTSE/Xinhua China 25 Index Funds (together, the “iShares China Index Funds”), approved the new advisory agreement. The shareholder meetings for the iShares China Index Funds were adjourned until November 19, 2009, subsequently adjourned until November 30, 2009 and at that date were further adjourned until December 22, 2009, at which time the shareholders approved the new advisory agreement.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	December 22, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 22, 2009